www.mtbfunds.com

Managed by MTB Investment Advisors, Inc. — www.mtbia.com

RETAIL CLASS PROSPECTUS: August 31, 2009

CLASS A SHARES AND CLASS B SHARES

BOND FUNDS

MTB Income Fund

MTB Intermediate-Term Bond Fund

MTB Maryland Municipal Bond Fund

MTB New York Municipal Bond Fund

MTB Pennsylvania Municipal Bond Fund

MTB Short Duration Government Bond Fund

MTB Short-Term Corporate Bond Fund

MTB U.S. Government Bond Fund

MTB Virginia Municipal Bond Fund*

BALANCED FUNDS MTB Balanced Fund MTB Managed Allocation Fund—Aggressive Growth MTB Managed Allocation Fund—Conservative Growth MTB Managed Allocation Fund—Moderate Growth	STOCK FUNDS MTB International Equity Fund MTB Large Cap Growth Fund MTB Large Cap Value Fund MTB Mid Cap Growth Fund MTB Multi Cap Growth Fund MTB Small Cap Growth Fund**

*	MTB Virginia Municipal Bond Fund only offers Class A Shares
**	MTB Small Cap Growth Fund also offers Class C Shares

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

August 31, 2009 : RETAIL CLASS PROSPECTUS

Introduction – Information Common to All Funds

Each portfolio (a Fund) of MTB Group of Funds (MTB Fund or Trust) is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment advisor (or sub-advisor) invests each Fund’s assets in a way that the advisor believes will help a Fund achieve its goal. Still, investing in each Fund involves risk, and there is no guarantee that a Fund will achieve its goal. The investment advisor’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment advisor does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

How to Read this Prospectus

The Trust is a mutual fund family that offers different classes of Shares in separate Funds. The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class A, Class B and Class C Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

Class A, Class B and Class C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

Effective on the close of business on December 31, 2008, the Funds’ Class B Shares are no longer available for purchase by new or existing shareholders. Shareholders of Class B Shares of the Funds on that date retained their current Class B Shares, but are not able to purchase additional Class B Shares except through the reinvestment of dividends and distributions. You may still redeem your Class B Shares at any time, subject to any applicable deferred sales charges. You will also retain the ability to exchange your Class B Shares for Class B Shares of other Funds in the MTB Group of Funds. Additionally, Rule 12b-1 fees will continue to be assessed and collected on the Class B Shares of the Funds.

MTB Funds	•	Are NOT FDIC Insured	•	Have No Bank Guarantee	•	May Lose Value

Managed by MTB Investment Advisors, Inc.

PROSPECTUS  /  August 31, 2009

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

Contents

Fund Goals, Strategies, Risks and Performance	1
Bond Funds	3

Balanced Funds	34

MTB Balanced Fund (Balanced Fund)	Cusip: 55376T106, Symbol: ARBAX (Class A Shares); Cusip: 55376T205, Symbol: ABLDX (Class B Shares)	34
MTB Managed Allocation Fund – Aggressive Growth (Managed Allocation Fund – Aggressive Growth)	Cusip: 55376T643, Symbol: VMAGX (Class A Shares); Cusip: 55376T635, Symbol: VMABX (Class B Shares)	41
MTB Managed Allocation Fund – Conservative Growth (Managed Allocation Fund – Conservative Growth)	Cusip: 55376T627, Symbol: VMCGX (Class A Shares); Cusip: 55376T619, Symbol: VMCBX (Class B Shares)	43
MTB Managed Allocation Fund – Moderate Growth (Managed Allocation Fund – Moderate Growth)	Cusip: 55376T593, Symbol: VMMGX (Class A Shares); Cusip: 55376T585, Symbol: VMMBX (Class B Shares)	46

Stock Funds	48

MTB International Equity Fund (International Equity Fund)	Cusip: 55376T791, Symbol: GVIEX (Class A Shares); Cusip: 55376T783, Symbol: VIEFX (Class B Shares)	48
MTB Large Cap Growth Fund (Large Cap Growth Fund)	Cusip: 55376T767, Symbol: VLCPX (Class A Shares); Cusip: 55376T759, Symbol: VLGRX (Class B Shares)	51
MTB Large Cap Value Fund (Large Cap Value Fund)	Cusip: 55376T684, Symbol: VEINX (Class A Shares); Cusip: 55376T676, Symbol: VLCVX (Class B Shares)	55
MTB Mid Cap Growth Fund (Mid Cap Growth Fund)	Cusip: 55376T536, Symbol: AMCRX (Class A Shares); Cusip: 55376T528, Symbol: MCEBX (Class B Shares)	58
MTB Multi Cap Growth Fund (Multi Cap Growth Fund)	Cusip: 55376T395, Symbol: ARGAX (Class A Shares); Cusip: 55376T387, Symbol: ACPLX (Class B Shares)	62
MTB Small Cap Growth Fund (Small Cap Growth Fund)	Cusip: 55376T171, Symbol: ARPAX (Class A Shares); Cusip: 55376T163, Symbol: ASEBX (Class B Shares); Cusip: 55376T155, Symbol: ARPCX (Class C Shares)	66

MTB RETAIL CLASS OF FUNDS

FUND GOALS, STRATEGIES, RISKS AND PERFORMANCE

This prospectus of the Trust offers Shares of 19 Funds, including Class A Shares and Class B Shares (currently closed to new investors) of five Stock Funds, four Balanced Funds, and eight Bond Funds; Class A Shares of one Bond Fund; and Class A Shares and Class B Shares (currently closed to new investors) and Class C Shares of one Stock Fund. Under a separate prospectus, the Trust offers Institutional I Shares for 15 of these Funds. In addition, under a separate prospectus, the Trust offers various classes of Shares of MTB Money Market Funds.

The following pages describe the investment goals (objectives), strategies and principal risks of each Fund whose Class A Shares and/or Class C Shares are offered by this prospectus. There can be no assurance that a Fund will achieve its goal. However, each Fund endeavors to do so by following the strategies and policies described in this prospectus.

The investment goal of each Fund may only be changed upon the approval of a majority of the outstanding Shares of the Fund which may be affected by the changes. Certain investment strategies may be changed without shareholder approval, although a Fund will provide shareholders with at least 60 days prior written notice of a change in its 80% investment policy.

Performance and Financial History of MTB Funds Which Succeeded the ARK Funds

Each of the following Funds (a Successor MTB Fund) is the successor to a corresponding portfolio of the ARK Funds pursuant to a reorganization (ARK Reorganization) which took place on August 15, 2003 or August 22, 2003 (together, the Closing Date).

Successor MTB Fund	Former ARK Portfolio (sometimes referred to as “Accounting Survivor”)
MTB Income Fund	ARK Income Portfolio
MTB Intermediate-Term Bond Fund	ARK Intermediate Fixed Income Portfolio
MTB Maryland Municipal Bond Fund	ARK Maryland Tax-Free Portfolio
MTB Pennsylvania Municipal Bond Fund	ARK Pennsylvania Tax-Free Portfolio
MTB Short-Term Corporate Bond Fund	ARK Short-Term Bond Portfolio
MTB Balanced Fund	ARK Balanced Portfolio
MTB Mid Cap Growth Fund	ARK Mid Cap Equity Portfolio
MTB Multi Cap Growth Fund	ARK Capital Growth Portfolio
MTB Small Cap Growth Fund	ARK Small Cap Equity Portfolio

Prior to the Closing Date, each Successor MTB Fund had no investment operations. Accordingly, the performance information provided in the prospectus for periods prior to the Closing Date is historical information for the corresponding ARK Fund. Each of the corresponding ARK Funds was managed by Allied Investment Advisors, Inc. (AIA), which became a wholly-owned subsidiary of Manufacturers and Traders Trust Company (M&T Bank) on April 1, 2003, when M&T Bank Corporation acquired AllFirst Financial Inc., AllFirst Bank (AllFirst) and their affiliates. On August 22, 2003, the investment advisory operations of M&T Asset Management, a department of M&T Bank, which was the pre-Reorganization advisor to the Trust, were transferred to AIA (which was renamed MTB Investment Advisors, Inc.). Effective on that date, MTB Investment Advisors, Inc. (MTBIA or Advisor) became the investment advisor to the Trust. Each Successor MTB Fund has investment objectives and policies that are identical or substantially similar to those of the corresponding ARK Fund, although each Successor MTB Fund has different fee and expense arrangements than the corresponding ARK Fund.

PROSPECTUS / August 31, 2009	1

MTB RETAIL CLASS OF FUNDS

Performance and Financial History of MTB Funds Which Succeeded the Governor Funds

Each of the following Funds (Successor MTB Fund) is a successor to a corresponding portfolio of the Governor Funds (Corresponding Governor Fund) pursuant to a reorganization that took place on January 8, 2001.

Successor MTB Fund	Corresponding Governor Fund
MTB International Equity Fund	International Equity Fund
MTB Managed Allocation Fund – Aggressive Growth	Lifestyle Growth Fund
MTB Managed Allocation Fund – Conservative Growth	Lifestyle Conservative Fund
MTB Managed Allocation Fund – Moderate Growth	Lifestyle Moderate Growth Fund
MTB Short Duration Government Bond Fund (formerly VISION Institutional Limited Duration U.S. Government Fund)	Limited Duration Government Securities Fund

Prior to that date, each Successor MTB Fund had no investment operations. Accordingly, the performance information and financial information provided in the prospectus for periods prior to January 8, 2001, is historical information for the Corresponding Governor Fund. Each of the Corresponding Governor Funds was managed through January 8, 2001 by Martindale Andres & Company LLC, which became a subsidiary of M&T Bank on October 6, 2000. On January 8, 2001, M&T Asset Management, a department of M&T Bank, assumed all advisory responsibilities. Each Corresponding Governor Fund had investment objectives and policies that are identical or substantially similar to that of the Successor MTB Fund, although the Corresponding Governor Funds had different fee and expense arrangements.

Prior to August 15, 2003, the Trust was known as Vision Group of Funds. Prior to August 11, 2000, Vision Group of Funds was known as Vision Group of Funds, Inc.

The MTB Virginia Municipal Bond Fund (MTB Virginia) became the successor to the FBR Virginia Tax-Free Portfolio (FBR Virginia) on February 24, 2006. Prior to that date, MTB Virginia had no investment operations. Accordingly, the performance information provided in the prospectus for periods prior to February 24, 2006 is historical information for FBR Virginia. FBR Virginia had investment objectives and policies that are substantially identical to that of MTB Virginia, although FBR Virginia had different fee and expense arrangements.

Performance

On the following pages is performance information for each Fund. This information gives you some indication of the risks of an investment in a Fund by comparing each Fund’s performance with a broad measure of market performance. While past performance of a Fund does not necessarily predict future performance, the following information provides you with the historical performance information to assist you in analyzing how each Fund’s investment risks may be balanced by their potential rewards. For more current performance information, call 1-800-836-2211.

Bar Charts

The bar chart represents the (historical) calendar year performance of Class A Shares of each Fund without reflecting the applicable sales charge imposed on Class A Shares. If these charges or fees had been included, the return would have been lower. Following the bar chart is the year-to-date performance of Class A Shares through the most recent calendar quarter, again, without reflecting any applicable sales charge imposed on Class A Shares. Also provided is the best and worst calendar quarter performance for Class A Shares through the most recent calendar year. For Funds that also offer Class B and/or Class C Shares, Class A Shares performance is shown because it has the longest operating history.

Average Annual Total Return Tables

Following the bar chart is a performance table showing the Average Annual Total Return for Class A, Class B and Class C Shares, if applicable, of the Funds as compared to an appropriate broad-based securities market index for certain periods ended December 31, 2008. The Funds’ total return figures reflect the maximum sales charge that could apply. The market indices are unmanaged and are not adjusted for any sales charges, expenses or other fees the Securities and Exchange Commission (SEC) requires to be reflected in a Fund’s performance. You cannot invest directly in an index.

Risks Common to the Funds

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

2	August 31, 2009 / PROSPECTUS

MTB INCOME FUND

Cusip: 55376T874	Symbol: AKIRX	(Class A Shares)
Cusip: 55376T866	Symbol: ARIBX	(Class B Shares)

Goals

Primarily current income and secondarily capital growth.

Strategy

The Fund seeks to achieve its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage backed securities. The Fund’s Advisor will generally select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund’s total assets in lower-rated debt securities (junk bonds). The Fund seeks to maintain a dollar-weighted average maturity of four to twenty years. However, the dollar-weighted average maturity of the Fund’s investments will vary depending on market conditions.

In selecting securities for the Fund, the Advisor considers a security’s current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

The Fund may engage in credit default swap transactions: (i) as buyer or seller, to hedge the Fund’s portfolio against anticipated market trends; (ii) as buyer, to enhance the value of the portfolio through the anticipated capital appreciation of the swap investment; or (iii) as seller, to generate income through the receipt of payments from the swap counterparty.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money. Credit risk regarding credit default swap transactions includes the possibility that (i) a counterparty to such transaction involving the Fund will fail to meet its obligations; or (ii) the Fund, as seller of a swap, may be required to pay to its counterparty the entire notional value of the obligation underlying the swap in the event that such underlying obligation defaults.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

•	Risk Associated with Non-Investment Grade Securities. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.

•

Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Performance Information

Risk/Return Bar Chart

PROSPECTUS / August 31, 2009	3

BOND FUNDS

MTB INCOME FUND

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was 3.63%.

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2008. The returns reflect voluntary fee waivers in effect during certain of these periods. The fee waivers may be terminated at any time. The returns would be lower without the fee waivers. Please see the footnotes to the Fees and Expenses table for additional information about fee waivers. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation and are likely to differ from those shown. The table also shows returns for the Barclays Capital U.S. Aggregate Bond Index (BCAB), a broad based market index, and Lipper Corporate A-Rated Debt Funds Average. The BCAB is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Lipper Corporate A-Rated Debt Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

(For the calendar periods ended December 31, 2008)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	(4.84)%	1.71%	3.48%
Return After Taxes on Distributions(1)	(6.44)%	0.16%	1.66%
Return After Taxes on Distributions and Sale of Fund Shares(1)	(3.14)%	0.58%	1.88%
Class B Shares(2)
Return Before Taxes	(5.97)%	1.57%	3.22%
BCAB	5.24%	4.65%	5.63%
Lipper Corporate A-Rated Debt Funds Average	(5.88)%	1.53%	3.70%

(1)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	Effective on the close of business on December 31, 2008, Class B Shares were no longer available for purchase by new or existing shareholders.

Past performance (before and after taxes) is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A		Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	(1)	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None		None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None		None
Exchange Fee	None		None

(1)	For purchases over $1,000,000, a 1% CDSC may be imposed if redeemed within 18 months of purchase.

4	August 31, 2009 / PROSPECTUS

BOND FUNDS

MTB INCOME FUND

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

	Class A		Class B
Management Fee(2)	0.60%		0.60%
Distribution (12b-1) Fee	0.25%	(3)	0.75%
Other Expenses(4)	0.46%		0.46%
Total Annual Fund Operating Expenses(5)	1.31%		1.81%	(6)

(1)	The percentages shown are based on expenses for the entire fiscal year ended April 30, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

(2)	The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.43% for the fiscal year ended April 30, 2009.

(3)	A portion of the distribution (12b-1) fee for the Fund’s Class A Shares has been waived. The distributor can terminate this waiver at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the waiver) was 0.14% for the fiscal year ended April 30, 2009.

(4)	The shareholder services provider waived its entire fee for the Fund’s Class A Shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Class A Shares (after the waiver) was 0.21%, for the fiscal year ended April 30, 2009.

(5)	The Advisor, distributor and shareholder services provider voluntarily waived certain amounts, and expect these waivers to remain in effect until at least August 31, 2010. These waivers may be changed or terminated by the respective parties at any time. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2009.

Total Waivers of Fund Expenses	0.53%	0.18%
Total Actual Annual Fund Operating Expenses (after waivers)	0.78%	1.63%

(6)	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended April 30, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since April 30, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of the Fund may be limited by voluntary waivers. These waivers may be changed or terminated at any time. Annualized expense ratios for the six-month period ending October 31, 2009 will be available in each Fund’s semi-annual report, which will be available on www.mtbfunds.com on or about December 31, 2009.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$577	$846	$1,135	$1,957
Class B
Expenses assuming redemption	$684	$870	$1,180	$1,996
Expenses assuming no redemption	$184	$570	$980	$1,996

PROSPECTUS / August 31, 2009	5

BOND FUNDS

MTB INTERMEDIATE-TERM BOND FUND

Cusip: 55376T833	Symbol: GVITX	(Class A Shares)
Cusip: 55376T825	Symbol: IFIBX	(Class B Shares)

Goal

Current income.

Strategy

The Fund seeks to achieve its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage and asset backed securities. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in fixed income securities. The Fund’s Advisor will select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund’s total assets in lower-rated debt securities (junk bonds). The Fund normally invests in securities with intermediate maturities, and the Fund seeks to maintain a dollar-weighted average maturity of three to ten years. However, the Fund has no maturity restrictions on individual issues, and the dollar-weighted average maturity of the Fund’s investments will vary depending on market conditions.

In selecting securities for the Fund, the Advisor considers a security’s current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

The Fund may engage in credit default swap transactions: (i) as buyer or seller, to hedge the Fund’s portfolio against anticipated market trends; (ii) as buyer, to enhance the value of the portfolio through the anticipated capital appreciation of the swap investment; or (iii) as seller, to generate income through the receipt of payments from the swap counterparty.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money. Credit risk regarding credit default swap transactions includes the possibility that: (i) a counterparty to such credit swap transaction involving the Fund will fail to meet its obligations; or (ii) the Fund, as seller of a swap, may be required to pay to its counterparty the entire notional value of the obligation underlying the swap in the event that such underlying obligation defaults.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

•	Risks Associated with Non-Investment Grade Securities. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.

•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

•

Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Performance Information

Risk/Return Bar Chart

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

6	August 31, 2009 / PROSPECTUS

BOND FUNDS

MTB INTERMEDIATE-TERM BOND FUND

The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was 4.59%.

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2008. The returns reflect voluntary fee waivers in effect during certain of these periods. The fee waivers may be terminated at any time. The returns would be lower without the fee waivers. Please see the footnotes to the Fees and Expenses table for additional information about fee waivers. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Barclays Capital Intermediate Government/Credit Bond Index (BCIGC), a broad-based market index, and the Lipper Short-Intermediate Investment Grade Debt Funds Average. The BCIGC is a widely recognized, market value-weighted index of U.S. Treasury securities, U.S. government agency obligations, corporate debt securities, Yankee bonds and nonconvertible corporate debt securities issued by or guaranteed by foreign government and agencies. The Lipper Short-Intermediate Investment Grade Debt Funds Average is a composite of mutual funds, designated by Lipper, Inc. with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.

(For the calendar periods ended December 31, 2008)

	1 Year	5 Years	Start of Performance(1)
Class A Shares
Return Before Taxes	(0.53)%	2.65%	2.97%
Return After Taxes on Distributions(2)	(1.91)%	1.15%	1.42%
Return After Taxes on Distributions and Sale of Fund Shares(2)	(0.36)%	1.37%	1.63%
Class B Shares
Return Before Taxes	(1.58)%	2.43%	2.83%
BCIGC	5.08%	4.21%	7.95%
Lipper Short-Intermediate Investment Grade Debt Funds Average	(2.82)%	1.80%	3.06%	(3)

(1)	The Fund’s Class A Shares and Class B Shares start of performance date was August 18, 2003. Effective December 31, 2008, Class B Shares were no longer available for purchase by new or existing shareholders.

(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(3)	Lipper Average performance presented is as of the nearest month-end following inception date.

Past performance (before and after taxes) is no guarantee of future results. This information provides you with historical Performance Information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

PROSPECTUS / August 31, 2009	7

BOND FUNDS

MTB INTERMEDIATE-TERM BOND FUND

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A		Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	(1)	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None		None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None		None
Exchange Fee	None		None

(1)	For purchases over $1,000,000, a 1% CDSC may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

	Class A		Class B
Management Fee(2)	0.70%		0.70%
Distribution (12b-1) Fee	0.25%	(3)	0.75%
Other Expenses(4)	0.40%		0.40%
Total Annual Fund Operating Expenses(5)	1.35%		1.85%	(6)

(1)	The percentages shown are based on expenses for the entire fiscal year ended April 30, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

(2)	The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.49% for the fiscal year ended April 30, 2009.

(3)	A portion of the distribution (12b-1) fee for the Fund’s Class A Shares has been waived. The distributor can terminate this waiver at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the waiver) was 0.15% for the fiscal year ended April 30, 2009.

(4)	The shareholder services provider waived its entire fee for the Fund’s Class A Shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Class A Shares (after the waiver) was 0.15%, for the fiscal year ended April 30, 2009.

(5)	The Advisor, distributor and shareholder services provider voluntarily waived certain amounts, and expect these waivers to remain in effect until at least August 31, 2010. These waivers may be changed or terminated by the respective parties at any time. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2009.

Total Waivers of Fund Expenses	0.57%	0.22%
Total Actual Annual Fund Operating Expenses (after waivers)	0.78%	1.63%

(6)	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended April 30, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since April 30, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of the Fund may be limited by voluntary waivers. These waivers may be changed or terminated at any time. Annualized expense ratios for the six-month period ending October 31, 2009 will be available in each Fund’s semi-annual report, which will be available on www.mtbfunds.com on or about December 31, 2009.

8	August 31, 2009 / PROSPECTUS

BOND FUNDS

MTB INTERMEDIATE-TERM BOND FUND

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$581	$858	$1,156	$2,001
Class B
Expenses assuming redemption	$688	$882	$1,201	$2,038
Expenses assuming no redemption	$188	$582	$1,001	$2,038

PROSPECTUS / August 31, 2009	9

BOND FUNDS

MTB MARYLAND MUNICIPAL BOND FUND

Cusip: 55376T569	Symbol: ARMRX	(Class A Shares)
Cusip: 55376T551	Symbol: AMTBX	(Class B Shares)

Goal

Current income exempt from federal regular income tax and Maryland state and local income taxes.

Strategy

Under normal circumstances, the Fund invests its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of Maryland and Maryland municipalities. However, the income on these securities may be subject to the federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund has no restrictions on the dollar-weighted average maturity of the individual issues in which it invests.

In selecting securities, the Fund’s Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

•

Risk of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.

•

Maryland Investment Risk. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Maryland issuers. The economy of Maryland is relatively diversified across the service, trade and government sectors, but could be adversely impacted by changes to any of these sectors.

Performance Information

Risk/Return Bar Chart

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was 8.25%.

10	August 31, 2009 / PROSPECTUS

BOND FUNDS

MTB MARYLAND MUNICIPAL BOND FUND

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2008. The returns reflect voluntary fee waivers in effect during certain of these periods. The fee waivers may be terminated at any time. The returns would be lower without the fee waivers. Please see the footnotes to the Fees and Expenses table for additional information about fee waivers. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation and are likely to differ from those shown. The table also shows returns for the Barclays Capital 10 Year Municipal Bond Index (BC10MB), the Barclays Capital 7 Year Municipal Bond Index (BC7MB), each a broad-based market index, and the Lipper Other States Intermediate Municipal Debt Funds Average. The BC10MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between eight and twelve years. The BC7MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between six and eight years. The Lipper Other States Intermediate Municipal Debt Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index or an average.

(For the calendar periods ended December 31, 2008)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	(9.28)%	0.29%	2.45%
Return After Taxes on Distributions(1)	(9.31)%	0.25%	2.43%
Return After Taxes on Distributions and Sale of Fund Shares(1)	(4.64)%	0.84%	2.68%
Class B Shares(2)
Return Before Taxes	(10.37)%	0.01%	3.40%
BC7MB	4.59%	3.69%	4.80%
BC10MB	1.52%	3.47%	4.69%
Lipper Other States Intermediate Municipal Debt Funds Average	(0.26)%	1.94%	3.21%

(1)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA and 401(k) plans.

(2)	Effective December 31, 2008, Class B Shares were no longer available for purchase by new or existing shareholders.

Past performance (before and after taxes) is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.

PROSPECTUS / August 31, 2009	11

BOND FUNDS

MTB MARYLAND MUNICIPAL BOND FUND

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A		Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	(1)	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None		None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None		None
Exchange Fee	None		None

(1)	For purchases over $1,000,000, a 1% CDSC may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses (Before Waivers and Reduction)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

	Class A		Class B
Management Fee(2)	0.70%		0.70%
Distribution (12b-1) Fee	0.25%	(3)	0.75%
Other Expenses(4)	0.43%		0.43%
Total Annual Fund Operating Expenses(5)	1.38%		1.88%	(6)

(1)	The percentages shown are based on expenses for the entire fiscal year ended April 30, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

(2)	The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.52% for the fiscal year ended April 30, 2009.

(3)	A portion of the distribution (12b-1) fee for the Fund’s Class A Shares has been waived. The distributor can terminate this waiver and reduction at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the waiver and reduction) was 0.09% for the fiscal year ended April 30, 2009.

(4)	The shareholder services provider waived its entire fee for the Fund’s Class A Shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Class A Shares (after the waiver) were 0.18% for the fiscal year ended April 30, 2009.

(5)	The Advisor, distributor and shareholder services provider voluntarily waived certain amounts, and expect these waivers to remain in effect until at least August 31, 2010. These waivers may be changed or terminated by the respective parties at any time. Additionally, the distributor did not charge certain amounts. These are shown below along with the net expenses the Fund actually paid for fiscal year ended April 30, 2009.

Total Waivers and Reduction of Fund Expenses	0.59%	0.18%
Total Actual Annual Fund Operating Expenses (after waivers and reduction)	0.79%	1.70%

(6)	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended April 30, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since April 30, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of the Fund may be limited by voluntary waivers. These waivers may be changed or terminated at any time. Annualized expense ratios for the six-month period ending October 31, 2009 will be available in each Fund’s semi-annual report, which will be available on www.mtbfunds.com on or about December 31, 2009.

12	August 31, 2009 / PROSPECTUS

BOND FUNDS

MTB MARYLAND MUNICIPAL BOND FUND

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$584	$867	$1,171	$2,033
Class B
Expenses assuming redemption	$691	$891	$1,216	$2,071
Expenses assuming no redemption	$191	$591	$1,016	$2,071

PROSPECTUS / August 31, 2009	13

BOND FUNDS

MTB NEW YORK MUNICIPAL BOND FUND

Cusip: 55376T361	Symbol: VNYFX	(Class A Shares)
Cusip: 55376T353	Symbol: VNYBX	(Class B Shares)

Goal

To provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities and as is consistent with the preservation of capital.

Strategy

Under normal circumstances, the Fund invests its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of New York and New York municipalities. However, the income on these securities may be subject to the federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund has no restrictions on the dollar-weighted average maturity of the individual issues in which it invests.

In selecting securities, the Fund’s Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

•

Risk of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.

•

New York Investment Risk. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers. The economy of New York state is large and diverse, from agriculture, manufacturing and high technology in upstate counties to advertising, finance and banking in New York City. Any major changes to the financial conditions of New York City, however, would ultimately have an effect on the state.

Performance Information

Risk/Return Bar Chart

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was 5.32%.

14	August 31, 2009 / PROSPECTUS

BOND FUNDS

MTB NEW YORK MUNICIPAL BOND FUND

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2008. The returns reflect voluntary fee waivers in effect during certain of these periods. The fee waivers may be terminated at any time. The returns would be lower without the fee waivers. Please see the footnotes to the Fees and Expenses table for additional information about fee waivers. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Barclays Capital New York Tax-Exempt Index (BCNYTE), a broad-based market index, and the Lipper New York Intermediate Municipal Debt Funds Average. The BCNYTE is a total return performance benchmark for the New York long-term, investment grade, tax-exempt bond market. Returns and attributes for this index are calculated semi-monthly using approximately 22,000 municipal bonds classified as general obligation bonds (state and local), revenue bonds (excluding insured revenue bonds), insured bonds (includes all bond insurers with Aaa/AAA ratings), and prerefunded bonds. The Lipper New York Municipal Debt Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.

(For the calendar periods ended December 31, 2008)

	1 Year	5 Years	10 Years	Start of Performance(1)
Class A Shares
Return Before Taxes	(8.97)%	0.54%	2.66%	N/A
Return After Taxes on Distributions(2)	(8.97)%	0.53%	2.63%	N/A
Return After Taxes on Distributions and Sale of Fund Shares(2)	(4.55)%	1.03%	2.84%	N/A
Class B Shares
Return Before Taxes	(10.12)%	0.26%	N/A	1.22%
BCNYTE	(1.92)%	2.78%	4.30%	N/A
Lipper New York Intermediate Municipal Debt Funds Average	(1.07)%	1.72%	3.31%	2.86%(3)

(1)	The Fund’s Class B Shares start of performance date was August 18, 2003. Effective December 31, 2008, Class B Shares were no longer available for purchase by new or existing shareholders.

(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(3)	Lipper Average performance presented is as of the nearest month-end following inception date.

Past performance (before and after taxes) is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

PROSPECTUS / August 31, 2009	15

BOND FUNDS

MTB NEW YORK MUNICIPAL BOND FUND

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A		Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	(1)	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None		None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None		None
Exchange Fee	None		None

(1)	For purchases over $1,000,000, a 1% CDSC may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses (Before Waivers and Reductions)(1)

Expenses That are Deducted From Fund Assets

(as a percentage of average net assets)

	Class A		Class B
Management Fee(2)	0.70%		0.70%
Distribution (12b-1) Fee	0.25%	(3)	0.75%
Other Expenses(4)	0.45%		0.45%
Total Annual Fund Operating Expenses(5)	1.40%		1.90%	(6)

(1)	The percentages shown are based on expenses for the entire fiscal year ended April 30, 2008. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

(2)	The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.45% for the fiscal year ended April 30, 2009.

(3)	A portion of the distribution (12b-1) fee for the Fund’s Class A Shares has been waived. The distributor can terminate this waiver and reduction at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the waiver and reduction) was 0.10% for the fiscal year ended April 30, 2009.

(4)	The shareholder services provider waived its entire fee for the Fund’s Class A Shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Class A Shares and Class B Shares (after the waiver and reduction) were 0.20% and 0.45%, respectively, for the fiscal year ended April 30, 2009.

(5)	The Advisor, distributor and shareholder services provider voluntarily waived certain amounts, and expect these waivers to remain in effect until at least August 31, 2010. These waivers may be changed or terminated by the respective parties at any time. Additionally, the distributor did not charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2009.

Total Waivers and Reductions of Fund Expenses	0.65%	0.25%
Total Actual Annual Fund Operating Expenses (after waivers and reductions)	0.75%	1.65%

(6)	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended April 30, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since April 30, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of the Fund may be limited by voluntary waivers. These waivers may be changed or terminated at any time. Annualized expense ratios for the six-month period ending October 31, 2009 will be available in each Fund’s semi-annual report, which will be available on www.mtbfunds.com on or about December 31, 2009.

16	August 31, 2009 / PROSPECTUS

BOND FUNDS

MTB NEW YORK MUNICIPAL BOND FUND

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers and reductions as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$586	$873	$1,181	$2,053
Class B
Expenses assuming redemption	$693	$897	$1,226	$2,092
Expenses assuming no redemption	$193	$597	$1,026	$2,092

PROSPECTUS / August 31, 2009	17

BOND FUNDS

MTB PENNSYLVANIA MUNICIPAL BOND FUND

Cusip: 55376T312	Symbol: APARX	(Class A Shares)
Cusip: 55376T296	Symbol: APTBX	(Class B Shares)

Goal

Current income exempt from federal regular income tax and Pennsylvania personal income taxes.

Strategy

Under normal circumstances, the Fund invests its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the Commonwealth of Pennsylvania and Pennsylvania municipalities. However, the income on these securities may be subject to the federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund has no restrictions on the dollar-weighted average maturity of the individual issues in which it invests.

In selecting securities, the Fund’s Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

•

Risk of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.

•

Pennsylvania Investment Risk. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Pennsylvania issuers. Pennsylvania’s economy has historically been dependent on heavy industry and agriculture, but has diversified recently into medical and health services, education and financial services. Future economic difficulties in any of these industries could have an adverse impact on the finances of the state.

Performance Information

Risk/Return Bar Chart

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was 4.94%.

18	August 31, 2009 / PROSPECTUS

BOND FUNDS

MTB PENNSYLVANIA MUNICIPAL BOND FUND

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2008. The returns reflect voluntary fee waivers in effect during certain of these periods. The fee waivers may be terminated at any time. The returns would be lower without the fee waivers. Please see the footnotes to the Fees and Expenses table for additional information about fee waivers. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Barclays Capital 7 Year Municipal Bond Index (BC7MB) and the Barclays Capital 10 Year Municipal Bond Index (BC10MB), each a broad-based market index, and the Lipper Other States Intermediate Municipal Debt Funds Average. The BC7MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between six and eight years. The BC10MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between eight and twelve years. The Lipper Other States Intermediate Muni Debt Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.

(For the calendar periods ended December 31, 2008)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	(6.03)%	0.83%	2.66%
Return After Taxes on Distributions(1)	(6.04)%	0.83%	2.65%
Return After Taxes on Distributions and Sale of Funds Shares(1)	(2.69)%	1.23%	2.81%
Class B Shares(2)
Return Before Taxes	(7.26)%	0.58%	3.35%
BC7MB	4.59%	3.69%	4.80%
BC10MB	1.52%	3.47%	4.69%
Lipper Other States Intermediate Muni Debt Funds Average*	(0.26)%	1.94%	3.21%

(1)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect on taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	Effective December 31, 2008, Class B Shares were no longer available for purchase by new or existing shareholders.

*	Lipper, Inc. closed the Pennsylvania Intermediate Municipal Debt Funds Average and moved the MTB Pennsylvania Municipal Bond Fund into the Lipper Other States Intermediate Municipal Debt Funds Average on January 1, 2009.

Past performance (before and after taxes) is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

PROSPECTUS / August 31, 2009	19

BOND FUNDS

MTB PENNSYLVANIA MUNICIPAL BOND FUND

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A		Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	(1)	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None		None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None		None
Exchange Fee	None		None

(1)	For purchases over $1,000,000, a 1% CDSC may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses (Before Waivers and Reduction)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

	Class A		Class B
Management Fee(2)	0.70%		0.70%
Distribution (12b-1) Fee	0.25%	(3)	0.75%
Other Expenses(4)	0.42%		0.42%
Total Annual Fund Operating Expenses(5)	1.37%		1.87%	(6)

(1)	The percentages shown are based on expenses for the entire fiscal year ended April 30, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

(2)	The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver and reduction) was 0.68% for the fiscal year ended April 30, 2009.

(3)	A portion of the distribution (12b-1) fee for the Fund’s Class A Shares has been waived. The distributor can terminate this waiver at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the waiver and reduction) was 0.10% for the fiscal year ended April 30, 2009.

(4)	The shareholder services provider waived its entire fee for the Fund’s Class A Shares. The shareholder services provider can terminate this waiver and reduction at any time. Total other expenses paid by the Fund’s Class A Shares and Class B Shares (after the reduction) was 0.17% and 0.38%, respectively, for the fiscal year ended April 30, 2009.

(5)	The Advisor, distributor and shareholder services provider voluntarily waived certain amounts, and expect these waivers to remain in effect until at least August 31, 2010. These waivers may be changed or terminated by the respective parties at any time. Additionally, the shareholder services provider did not charge certain amounts. These are shown below along with the net expenses the fund actually paid for the fiscal year ended April 30, 2009.

Total Waivers and Reduction of Fund Expenses	0.42%	0.03%
Total Actual Annual Fund Operating Expenses (after waivers and reduction)	0.95%	1.84%

(6)	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended April 30, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since April 30, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of the Fund may be limited by voluntary waivers. These waivers may be changed or terminated at any time. Annualized expense ratios for the six-month period ending October 31, 2009 will be available in each Fund’s semi-annual report, which will be available on www.mtbfunds.com on or about December 31, 2009.

20	August 31, 2009 / PROSPECTUS

BOND FUNDS

MTB PENNSYLVANIA MUNICIPAL BOND FUND

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$583	$864	$1,166	$2,022
Class B
Expenses assuming redemption	$690	$888	$1,211	$2,061
Expenses assuming no redemption	$190	$588	$1,011	$2,061

PROSPECTUS / August 31, 2009	21

BOND FUNDS

MTB SHORT DURATION GOVERNMENT BOND FUND

Cusip: 55376T247	Symbol: ASTTX	(Class A Shares)
Cusip: 55376T239	Symbol: MSDGX	(Class B Shares)

Goal

To seek current income, with preservation of capital as a secondary objective.

Strategy

The Fund normally invests substantially all, but under normal market conditions no less than 80%, of the value of its net assets in a diversified portfolio of debt obligations issued or supported as to principal and interest by the U.S. government or its agencies and instrumentalities including mortgage backed securities, asset backed securities, variable and floating rate securities, zero coupon securities, and in repurchase agreements backed by such securities. Certain mortgage backed securities, including adjustable rate mortgage securities (ARMs) and collateralized mortgage obligations (CMOs) are included within the definition of “U.S. government securities.” The Fund expects to maintain a duration of less than three years under normal market conditions.

The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in some GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

Performance Information

Risk/Return Bar Chart

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was 1.64%.

22	August 31, 2009 / PROSPECTUS

BOND FUNDS

MTB SHORT DURATION GOVERNMENT BOND FUND

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2008. The returns reflect voluntary fee waivers in effect during certain of these periods. The fee waivers may be terminated at any time. The returns would be lower without the fee waivers. Please see the footnotes to the Fees and Expenses table for additional information about fee waivers. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Barclays Capital 1-3 Year Government Bond Index (BC1-3GB), a broad-based market index, and the Lipper Short U.S. Government Funds Average. The BC1-3GB is a widely recognized index of U.S. government obligations with maturities between one and three years. The Lipper Short U.S. Government Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.

(For the calendar periods ended December 31, 2008)

	1 Year	5 Years	Start of Performance(1)
Class A Shares
Return Before Taxes	1.71%	2.78%	2.76%
Return After Taxes on Distributions(2)	0.47%	1.68%	1.67%
Return After Taxes on Distributions and Sale of Fund Shares(2)	1.09%	1.72%	1.71%
Class B Shares
Return Before Taxes	(1.04)%	2.32%	2.36%
BC1-3GB	6.66%	4.11%	4.04%
Lipper Short U.S. Government Funds Average	3.04%	2.89%	3.99%	(3)

(1)	The Fund’s Class A Shares and Class B Shares start of performance date was August 18, 2003. Effective December 31, 2008, Class B Shares were no longer available for purchase by new or existing shareholders.

(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(3)	Lipper Average performance presented is as of the nearest month-end following inception date.

Past performance (before and after taxes) is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A		Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	(1)	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None		None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None		None
Exchange Fee	None		None

(1)	For purchases over $1,000,000, a 1% CDSC may be imposed if redeemed within 18 months of purchase.

PROSPECTUS / August 31, 2009	23

BOND FUNDS

MTB SHORT DURATION GOVERNMENT BOND FUND

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

	Class A		Class B
Management Fee(2)	0.60%		0.60%
Distribution (12b-1) Fee	0.25%	(3)	0.75%
Other Expenses	0.39%	(4)	0.39%
Total Annual Fund Operating Expenses(5)	1.24%		1.74%	(6)

(1)	The percentages shown are based on expenses for the entire fiscal year ending April 30, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

(2)	The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.51% for the fiscal year ending April 30, 2009.

(3)	A portion of the distribution (12b-1) fee for the Fund’s Class A Shares has been waived. The distributor can terminate this waiver at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the waiver) was 0.15% for the fiscal year ending April 30, 2009.

(4)	The shareholder services provider waived its entire fee for the Fund’s Class A Shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Class A Shares (after the waiver) was 0.14%, for the fiscal year ending April 30, 2009.

(5)	The Advisor, distributor and shareholder services provider voluntarily waived certain amounts, and expect these waivers to remain in effect until at least August 31, 2010. These waivers may be changed or terminated by the respective parties at any time. These are shown below along with the net expenses the Fund actually paid for the fiscal year ending April 30, 2009.

Total Waivers of Fund Expenses	0.44%	0.08%
Total Actual Fund Operating Expenses (after waivers)	0.80%	1.66%

(6)	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended April 30, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since April 30, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of the Fund may be limited by voluntary waivers. These waivers may be changed or terminated at any time. Annualized expense ratios for the six-month period ending October 31, 2009 will be available in each Fund’s semi-annual report, which will be available on www.mtbfunds.com on or about December 31, 2009.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$423	$682	$961	$1,756
Class B
Expenses assuming redemption	$677	$849	$1,145	$1,920
Expenses assuming no redemption	$177	$549	$945	$1,920

24	August 31, 2009 / PROSPECTUS

BOND FUNDS

MTB SHORT-TERM CORPORATE BOND FUND

Cusip: 55376T213	Symbol: MVSAX	(Class A Shares)
Cusip: 55376T197	Symbol: MVSBX	(Class B Shares)

Goal

Current income.

Strategy

The Fund seeks to achieve its investment goal by investing primarily in U.S. corporate fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. corporate fixed income securities. The Fund’s Advisor will select investment grade securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund’s total assets in lower-rated debt securities (junk bonds). The Fund also invests in a range of U.S. government securities, including mortgage and asset-backed securities. For purposes of the Fund’s 80% investment policy, U.S. corporate fixed income securities may include corporate asset-backed securities. The Fund seeks to maintain a dollar-weighted average maturity of no more than three years. However, the dollar-weighted average maturity of the Fund’s investments will vary depending on market conditions.

In selecting securities for the Fund, the Advisor considers a security’s current yield, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decline in interest rates.

The Fund may engage in credit default swap transactions: (i) as buyer or seller, to hedge the Fund’s portfolio against anticipated market trends; (ii) as buyer, to enhance the value of the portfolio through the anticipated capital appreciation of the swap investment; or (iii) as seller, to generate income through the receipt of payments from the swap counterparty.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money. Credit risk regarding credit default swap transactions includes the possibility that (i) a counterparty to such transaction involving the Fund will fail to meet its obligations; or (ii) the Fund, as seller of a swap, may be required to pay to its counterparty the entire notional value of the obligation underlying the swap in the event that such underlying obligation defaults.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

•	Risk Associated with Non-Investment Grade Securities. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.

•

Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Performance Information

Risk/Return Bar Chart

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was 4.53%.

PROSPECTUS / August 31, 2009	25

BOND FUNDS

MTB SHORT-TERM CORPORATE BOND FUND

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns for the calendar periods ended December 31, 2008. The returns reflect voluntary fee waivers in effect during certain of these periods. The fee waivers may be terminated at any time. The returns would be lower without the fee waivers. Please see the footnotes to the Fees and Expenses table for additional information about fee waivers. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Barclays Capital 1-3 Year Government/Credit Bond Index (BC1-3GC), a broad-based market index, and the Lipper Short Investment Grade Debt Funds Average. The BC1-3GC is an index that captures funds with exposures to both government and commercial credit. The Lipper Short Investment Grade Debt Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

(For the calendar periods ended December 31, 2008)

	1 Year	5 Years	Start of Performance(1)
Class A Shares
Return Before Taxes	(0.94)%	2.10%	2.13%
Return After Taxes on Distributions(2)	(2.17)%	0.98%	1.03%
Return After Taxes on Distributions and Sale of Fund Shares(2)	(0.61)%	1.14%	1.17%
Class B Shares
Return Before Taxes	(3.51)%	1.57%	1.75%
BC1-3GC	4.97%	3.81%	7.53%
Lipper Short Investment Grade Debt Funds Average	(5.77)%	0.84%	2.00%	(3)

(1)	The Fund’s Class A Shares and Class B Shares start of performance date was August 25, 2003. Effective December 31, 2008, Class B Shares were no longer available for purchase by new or existing shareholders.

(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(3)	Lipper Average performance presented is as of the nearest month-end following inception date.

Past performance (before and after taxes) is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A		Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	(1)	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None		None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None		None
Exchange Fee	None		None

(1)	For purchases over $1,000,000, a 1% CDSC may be imposed if redeemed within 18 months of purchase.

26	August 31, 2009 / PROSPECTUS

BOND FUNDS

MTB SHORT-TERM CORPORATE BOND FUND

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

	Class A	Class B
Management Fee(2)	0.70%	0.70%
Distribution (12b-1) Fee(3)	0.25%	0.75%
Other Expenses(4)	0.53%	0.53%
Total Annual Fund Operating Expenses(5)	1.48%	1.98%	(6)

(1)	The percentages shown are based on expenses for the entire fiscal year ended April 30, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

(2)	The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.45% for the fiscal year ended April 30, 2009.

(3)	A portion of the distribution (12b-1) fee for the Fund’s Class A Shares has been waived. The distributor can terminate this waiver at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the waiver) was 0.15%, for the fiscal year ended April 30, 2009.

(4)	The shareholder services provider waived a portion of its fee for the Fund’s Class A Shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Class A Shares (after the waiver) was 0.28% for the fiscal year ended April 30, 2009.

(5)	The Advisor, distributor and shareholder services provider voluntarily waived certain amounts, and expect these waivers to remain in effect until at least August 31, 2010. These waivers may be changed or terminated by the respective parties at any time. Additionally, the distributor did not charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2009.

Total Waivers of Fund Expenses	0.59%	0.25%
Total Actual Annual Fund Operating Expenses (after waivers)	0.89%	1.73%

(6)	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended April 30, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since April 30, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of the Fund may be limited by voluntary waivers. These waivers may be changed or terminated at any time. Annualized expense ratios for the six-month period ending October 31, 2009 will be available in each Fund’s semi-annual report, which will be available on www.mtbfunds.com on or about December 31, 2009.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$446	$754	$1,084	$2,016
Class B
Expenses assuming redemption	$701	$921	$1,267	$2,177
Expenses assuming no redemption	$201	$621	$1,067	$2,177

PROSPECTUS / August 31, 2009	27

BOND FUNDS

MTB U.S. GOVERNMENT BOND FUND

Cusip: 55376V507	Symbol: VUGVX	(Class A Shares)
Cusip: 55376V606	Symbol: AUSBX	(Class B Shares)

Goal

To provide current income. Capital appreciation is a secondary, non-fundamental investment consideration.

Strategy

Under normal market conditions, the Fund invests at least 80% of the value of its net assets in a diversified portfolio consisting of debt obligations that are guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities and government-sponsored enterprises, including mortgage backed securities issued by U.S. government-sponsored enterprises. The Fund anticipates that most of its assets will be invested in fixed income securities having maturities greater than one year. Certain mortgage backed securities, including adjustable rate mortgage securities (ARMs) and collateralized mortgage obligations (CMOs) are included within the definition of “U.S. government securities.” The Fund may invest at times to a limited extent in other types of debt obligations to enhance total return (e.g., corporate debt obligations, taxable municipal securities, asset backed securities, etc.).

The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in some GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

Performance Information

Risk/Return Bar Chart

28	August 31, 2009 / PROSPECTUS

BOND FUNDS

MTB U.S. GOVERNMENT BOND FUND

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was (0.29)%.

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2008. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Barclays Capital U.S. Government Bond Index (BCUSGB), a broad-based market index, and the Lipper U.S. Government Funds Average. The BCUSGB is a market value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. The Lipper U.S. Government Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

(For the calendar periods ended December 31, 2008)

	1 Year	5 Years	10 Years	Start of Performance(1)
Class A Shares
Return Before Taxes	2.76%	3.58%	4.58%	N/A
Return After Taxes on Distributions(2)	1.24%	2.06%	2.67%	N/A
Return After Taxes on Distributions and Sale of Fund Shares(2)	1.75%	2.14%	2.72%	N/A
Class B Shares
Return Before Taxes	1.44%	3.19%	N/A	3.48%
BCUSGB	12.39%	6.06%	6.16%	8.31%
Lipper U.S. Government Funds Average	7.27%	4.18%	4.68%	5.50%	(3)

(1)	The Fund’s Class B Shares start of performance date was August 18, 2003. Effective December 31, 2008, Class B Shares were no longer available for purchase by new or existing shareholders.

(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(3)	Lipper Average performance presented is as of the nearest month-end following inception date.

Past performance (before and after taxes) is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A		Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	(1)	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None		None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None		None
Exchange Fee	None		None

(1)	For purchases over $1,000,000, a 1% CDSC may be imposed if redeemed within 18 months of purchase.

PROSPECTUS / August 31, 2009	29

BOND FUNDS

MTB U.S. GOVERNMENT BOND FUND

Annual Fund Operating Expenses (Before Waivers and Reduction)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

	Class A		Class B
Management Fee(2)	0.70%		0.70%
Distribution (12b-1) Fee	0.25%	(3)	0.75%
Other Expenses(4)	0.45%		0.45%
Total Annual Fund Operating Expenses(5)	1.40%		1.90%	(6)

(1)	The percentages shown are based on expenses for the entire fiscal year ending April 30, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

(2)	The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver and reduction) was 0.63% for the fiscal year ended April 30, 2009.

(3)	A portion of the distribution (12b-1) fee for the Fund’s Class A Shares has been waived. The distributor can terminate this waiver and reduction at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the waiver and reduction) was 0.00% for the fiscal year ended April 30, 2009.

(4)	The shareholder services provider waived its entire fee for the Fund’s Class A Shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Class A Shares (after the waiver and reduction) was 0.20% for the fiscal year ended April 30, 2009.

(5)	The Advisor, distributor and shareholder services provider voluntarily waived certain amounts, and expect these waivers to remain in effect until at least August 31, 2010. These waivers may be changed or terminated by the respective parties at any time. Additionally, the distributor not to charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2009.

Total Waivers and Reduction of Fund Expenses	0.43	%*	0.08%
Total Actual Annual Fund Operating Expenses (after waivers and reduction)	0.97	%*	1.82%

(6)	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

*	Amount has been restated to reflect current waivers and reductions.

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended April 30, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since April 30, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of the Fund may be limited by voluntary waivers. These waivers may be changed or terminated at any time. Annualized expense ratios for the six-month period ending October 31, 2009 will be available in each Fund’s semi-annual report, which will be available on www.mtbfunds.com on or about December 31, 2009.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are before waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$586	$873	$1,181	$2,053
Class B
Expenses assuming redemption	$693	$897	$1,226	$2,092
Expenses assuming no redemption	$193	$597	$1,026	$2,092

30	August 31, 2009 / PROSPECTUS

BOND FUNDS

MTB VIRGINIA MUNICIPAL BOND FUND

Cusip: 55376V796	Symbol: RSXIX	(Class A Shares)

Goal

Current income exempt from federal regular income tax and Virginia state and local income taxes.

Strategy

Under normal circumstances, the Fund invests its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the Commonwealth of Virginia and Virginia municipalities. However, the income on these securities may be subject to the federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund has no restrictions on the dollar-weighted average maturity of the individual issues in which it invests.

In selecting securities, the Fund’s Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

•

Risk of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.

•

Virginia Investment Risk. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Virginia issuers. The economy of Virginia is relatively diversified across the service, trade and government sectors, but could be adversely impacted by changes to any of these sectors. Such changes could include changes in political parties in power, government spending cuts or economic downturn.

Performance Information

Risk/Return Bar Chart

PROSPECTUS / August 31, 2009	31

BOND FUNDS

MTB VIRGINIA MUNICIPAL BOND FUND

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was 4.86%.

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2008. The returns reflect voluntary fee waivers in effect during certain of these periods. The fee waivers may be terminated at any time. The returns would be lower without the fee waivers. Please see the footnotes to the Fees and Expenses table for additional information about fee waivers. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Barclays Capital 10 Year Municipal Bond Index (BC10MB) and the Barclays Capital 7 Year Municipal Bond Index (BC7MB), each a broad-based market index, and the Lipper Virginia Municipal Debt Funds Average and the Lipper Other States Intermediate Municipal Debt Funds Average. The BC10MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between eight and twelve years. The BC7MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between six and eight years. The Lipper Virginia Municipal Debt Funds Average and the Lipper Other States Intermediate Municipal Debt Funds Average are a composite of mutual funds designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index or an average.

(For the calendar periods ended December 31, 2008)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	(5.38)%	1.14%	2.98%
Return After Taxes on Distributions(1)	(5.38)%	1.01%	2.91%
Return After Taxes on Distributions and Sale of Fund Shares(1)	(2.25)%	1.51%	3.12%
BC7MB	4.59%	3.69%	4.80%
BC10MB	1.52%	3.47%	4.69%
Lipper Virginia Municipal Debt Funds Average	(9.77)%	1.12%	2.84%
Lipper Other States Intermediate Municipal Debt Funds Average	(0.26)%	1.94%	3.21%

(1)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance (before and after taxes) is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

32	August 31, 2009 / PROSPECTUS

BOND FUNDS

MTB VIRGINIA MUNICIPAL BOND FUND

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	(1)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

(1)	For purchases over $1,000,000, a 1% CDSC may be imposed if they are redeemed within 18 months of purchase.

Annual Fund Operating Expenses (Before Waivers and Reduction)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Class A
Management Fee(2)	0.70%
Distribution (12b-1) Fee(3)	0.25%
Other Expenses(4)	0.93%
Total Annual Fund Operating Expenses(5)	1.88%

(1)	The percentages shown are based on expenses for the entire fiscal year ended April 30, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

(2)	The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund’s Class A Shares (after the waiver) was 0.00% for the fiscal year ended April 30, 2009.

(3)	A portion of the distribution (12b-1) fee for the Fund’s Class A Shares has been waived. The distributor can terminate this reduction at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the reduction) was 0.21% for the fiscal year ended April 30, 2009.

(4)	The shareholder services provider waived its entire fee for the Fund’s Class A Shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Class A Shares (after the waiver) was 0.68% for the fiscal year ended April 30, 2009.

(5)	The Advisor, distributor and shareholder services provider voluntarily waived certain amounts, and expect these waivers to remain in effect until at least August 31, 2010. These waivers may be changed or terminated by the respective parties at any time. Additionally the distributor did not charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2009.

Total Waivers and Reduction of Fund Expenses	1.04%
Total Actual Annual Fund Operating Expenses (after waivers and reduction)(6)	0.84%

(6)	The Total Actual Fund Operating Expense (after waiver and reduction) paid by the Fund’s Class A Shares was 0.84%, for the fiscal year ended April 30, 2009.

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended April 30, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since April 30, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of the Fund may be limited by voluntary waivers. These waivers may be changed or terminated at any time. Annualized expense ratios for the six-month period ending October 31, 2009 will be available in each Fund’s semi-annual report, which will be available on www.mtbfunds.com on or about December 31, 2009.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares operating expenses are before waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$632	$1,014	$1,420	$2,551

PROSPECTUS / August 31, 2009	33

BOND FUNDS

MTB BALANCED FUND

Cusip: 55376T106	Symbol: ARBAX	(Class A Shares)
Cusip: 55376T205	Symbol: ABLDX	(Class B Shares)

Goal

To provide total return. (The Fund’s total return includes current income and capital appreciation from fixed income securities and equity securities.)

Strategy

The Fund seeks to achieve its investment goal by investing primarily in a diverse portfolio of common stocks of large cap and mid cap companies, and investment grade fixed income securities. With respect to the equity portion of the portfolio, the Advisor utilizes a blended style of investing by allocating and reallocating, for investment purposes, varying portions of the portfolio to the growth style (where the Advisor looks for companies which have above average sales and earnings growth) and the value style (where DePrince, Race & Zollo, Inc., sub-advisor to the value style portion, looks for companies whose securities are attractively valued relative to comparable investments.) The Advisor will also purchase investment grade fixed income securities with varying maturities, including corporate and government securities and mortgage backed securities, but also may invest up to 15% of the Fund’s total assets in lower-rated debt securities (junk bonds). The Advisor will adjust the Fund’s asset mix based on its analysis of the relative attractiveness and risk of bonds and stocks in connection with economic, financial and other market trends. The Fund maintains at least 25% of its total assets in fixed income securities. In selecting securities for the Fund, the Advisor attempts to maximize total return by purchasing a combination of common stocks and fixed income securities of primarily U.S. issuers. The Advisor will also attempt to minimize price declines during equity market downturns by reallocating assets to fixed income securities.

For purposes of the fund strategy regarding selection of common stocks, mid cap companies will be defined as companies with market capitalizations similar to companies in the S&P Mid Cap 400 Index and the Russell Mid Cap Index; and large cap companies will be defined as companies with market capitalizations similar to companies in the S&P 500 Index. The definitions will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the relevant indexes. As of June 30, 2009, the market capitalization of companies in the S&P Mid Cap 400 Index ranged from $200 million to $6.2 billion; the market capitalization of companies in the Russell Mid Cap Index ranged from $617 million to $13 billion; and the market capitalization of companies in the S&P 500 Index ranged from $640 million to $341 billion. The capitalization ranges are subject to frequent change, and thus the applicable range of market capitalizations defining mid- and large-cap companies at time of purchase will likely differ from the range at June 30, 2009.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.

•	Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

•	Risk Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

•

Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

•	Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•	Risk Associated with Non-Investment Grade Securities. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.

•	Risk of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.

•

Asset Allocation Risk. The risk that the Advisor’s asset allocation decisions between equity securities, on the one hand, and fixed income securities, on the other hand, will not anticipate market trends successfully.

34	August 31, 2009 / PROSPECTUS

BALANCED FUNDS

MTB BALANCED FUND

Performance Information

Risk/Return Bar Chart

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was 4.94%.

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2008. The returns reflect voluntary fee waivers in effect during certain of these periods. The fee waivers may be terminated at any time. The returns would be lower without the fee waivers. Please see the footnotes to the Fees and Expenses table for additional information about fee waivers. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation and are likely to differ from those shown. The table also shows returns for the Standard and Poor’s 500 Index (S&P 500), and the Barclays Capital U.S. Aggregate Bond Index (BCAB), each a broad-based market index, and the Lipper Mixed Asset Target Allocation

Growth Funds Average. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The BCAB is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Lipper Mixed Asset Target Allocation Growth Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index or an average.

(For the calendar periods ended December 31, 2008)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	(26.92)%	(2.68)%	0.05%
Return After Taxes on Distributions(1)	(27.74)%	(3.41)%	(0.88)%
Return After Taxes on Distributions and Sale of Fund Shares(1)	(17.43)%	(2.26)%	(0.40)%
Class B Shares(2)
Return Before Taxes	(27.03)%	(2.68)%	(0.13)%
S&P 500	(37.00)%	(2.19)%	(1.38)%
BCAB	5.24%	4.65%	5.63%
Lipper Mixed Asset Target Allocation Growth Fund Average	(29.73)%	(0.65)%	0.86%

(1)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	Class B Shares of the Fund were offered beginning September 14, 1998. Effective December 31, 2008, Class B Shares were no longer available for purchase by new or existing shareholders. Performance results shown before that date are for the Fund’s Institutional I Shares and have been adjusted for the maximum CDSC and total annual operating expenses applicable to Fund’s Class B Shares. The Fund’s Institutional I Shares, which are not offered by this prospectus, commenced operations on July 16, 1993. The Fund’s Class B Shares annual returns would have been substantially similar to those of the Fund’s Institutional I Shares because Shares of each class are invested in the same portfolio of securities.

Past performance (before and after taxes) is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

PROSPECTUS / August 31, 2009	35

BALANCED FUNDS

MTB BALANCED FUND

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A		Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	(1)	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None		None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None		None
Exchange Fee	None		None

(1)	For purchases over $1,000,000, a 1% CDSC may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

	Class A		Class B
Management Fee(2)	0.65%		0.65%
Distribution (12b-1) Fee	0.25	%(3)	0.75%
Other Expenses(4)	1.44%		1.44%
Total Direct Annual Fund Operating Expenses	2.34%		2.84%
Acquired Fund Fees and Expenses(5)	0.01%		0.01%
Total Direct and Acquired Annual Fund Operating Expenses(6)	2.35%		2.85	%(7)

(1)	The percentages shown are based on expenses for the entire fiscal year ended April 30, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

(2)	The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.00% for the fiscal year ended April 30, 2009.

(3)	A portion of the distribution (12b-1) fee for the Fund’s Class A Shares has been waived. The distributor can terminate this waiver at anytime. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the waiver) was 0.25% for the fiscal year ending April 30, 2009.

(4)	The shareholder services provider waived its entire fee for the Fund’s Class A Shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Class A Shares and Class B Shares (after the waiver) were 1.19% and 1.44% respectively, for the fiscal year ended April 30, 2009.

(5)	The Fund’s shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund’s indirect expenses from investing in the acquired funds is based upon the average allocation of the Fund’s investments in the acquired funds and upon the actual operating expenses of the acquired funds (including any current waivers and expense limitations) from their most recent shareholder report. Actual acquired funds expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.

(6)	The Advisor, distributor and shareholder services provider voluntarily waived certain amounts, and expect these waivers to remain in effect until at least August 31, 2010. These waivers may be changed or terminated by the respective parties at any time. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2009.

Total Waivers of Fund Expenses	1.26%	1.01%
Total Direct and Acquired Annual Fund Operating Expenses (after waivers)	1.09%	1.84%

(7)	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended April 30, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since April 30, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of the Fund may be limited by voluntary waivers. These waivers may be changed or terminated at any time. Annualized expense ratios for the six-month period ending October 31, 2009 will be available in each Fund’s semi-annual report, which will be available on www.mtbfunds.com on or about December 31, 2009.

36	August 31, 2009 / PROSPECTUS

BALANCED FUNDS

MTB BALANCED FUND

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are based upon the Total Direct and Acquired Annual Fund Operating Expenses (before waivers) as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$775	$1,243	$1,736	$3,087
Class B
Expenses assuming redemption	$788	$1,183	$1,704	$3,057
Expenses assuming no redemption	$288	$883	$1,504	$3,057

PROSPECTUS / August 31, 2009	37

BOND FUNDS

MTB MANAGED ALLOCATION FUNDS

Goals

MTB MANAGED ALLOCATION FUND — AGGRESSIVE GROWTH seeks capital appreciation.

MTB MANAGED ALLOCATION FUND — CONSERVATIVE GROWTH seeks capital appreciation and income.

MTB MANAGED ALLOCATION FUND — MODERATE GROWTH seeks capital appreciation and, secondarily, income.

Strategies

Each Managed Allocation Fund seeks to achieve its goal by investing in a combination of underlying funds (Underlying Funds) managed by the Advisor. Each Fund’s assets are allocated among Underlying Funds that invest primarily in the three asset classes shown below so that each Fund normally has exposure to each of these asset classes within the noted percentage ranges. With respect to each Fund, the amount allocated among the Underlying Funds will vary from time to time in an attempt to achieve that Fund’s goal based upon the Advisor’s view of economic conditions. In the case of MTB Managed Allocation Fund — Aggressive Growth and MTB Managed Allocation Fund — Moderate Growth, the largest allocations normally are to Underlying Funds that invest primarily in equity securities (Underlying Equity Funds). With respect to MTB Managed Allocation Fund — Moderate Growth, however, the amount allocated to Underlying Funds that invest primarily in fixed income securities (Underlying Fixed Income Funds) and money market funds (Underlying Money Market Funds) can at times exceed the amount in equities. In the case of MTB Managed Allocation Fund — Conservative Growth, the largest allocations normally are to Underlying Fixed Income Funds, but at times the amount allocated to Underlying Equity Funds and Underlying Money Market Funds can exceed the amount in Underlying Fixed Income Funds. Each Underlying Equity Fund employs a growth, value or blended style of investing and, together, the Underlying Equity Funds invest in companies representing a wide range of market capitalizations. For further information regarding the Underlying Funds, see “Summary of Goals, Strategies, and Risks of the Underlying Funds.”

Certain of the Underlying Funds invest in foreign securities and below investment grade securities (junk bonds). In addition, certain of the Underlying Funds invest in securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. An Underlying Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, an Underlying Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

MTB Managed Allocation Fund — Aggressive Growth

The Fund currently plans to invest in Shares of the following underlying MTB Funds within the percentage ranges indicated

ASSET CLASS	INVESTMENT RANGE (Percentage of the Managed Allocation Fund—Aggressive Growth Assets)
MONEY MARKET FUNDS Prime Money Market Fund U.S. Treasury Money Market Fund Money Market Fund	0-20%
FIXED INCOME FUNDS Short Duration Government Bond Fund Intermediate-Term Bond Fund U.S. Government Bond Fund Income Fund Short-Term Corporate Bond Fund	0-30%

ASSET CLASS	INVESTMENT RANGE (Percentage of the Managed Allocation Fund—Aggressive Growth Assets)
EQUITY FUNDS Large Cap Growth Fund International Equity Fund Large Cap Value Fund Small Cap Growth Fund Mid Cap Growth Fund	70-100%

38	August 31, 2009 / PROSPECTUS

BALANCED FUNDS

MTB MANAGED ALLOCATION FUNDS

MTB Managed Allocation Fund — Conservative Growth

The Fund currently plans to invest in Shares of the following underlying MTB Funds within the percentage ranges indicated:

ASSET CLASS	INVESTMENT RANGE (Percentage of the Managed Allocation Fund—Conservative Growth Assets)
MONEY MARKET FUNDS Prime Money Market Fund U.S. Treasury Money Market Fund Money Market Fund	0-50%
FIXED INCOME FUNDS Short Duration Government Bond Fund Intermediate-Term Bond Fund U.S. Government Bond Fund Income Fund Short-Term Corporate Bond Fund	35-70%
EQUITY FUNDS Large Cap Growth Fund International Equity Fund Large Cap Value Fund Small Cap Growth Fund Mid Cap Growth Fund	5-50%

MTB Managed Allocation Fund — Moderate Growth

The Fund currently plans to invest in Shares of the following MTB Funds within the percentage ranges indicated:

ASSET CLASS	INVESTMENT RANGE (Percentage of the Managed Allocation Fund—Moderate Growth Assets)
MONEY MARKET FUNDS Prime Money Market Fund U.S. Treasury Money Market Fund Money Market Fund	0-45%
FIXED INCOME FUNDS Short Duration Government Bond Fund Intermediate-Term Bond Fund U.S. Government Bond Fund Income Fund Short-Term Corporate Bond Fund	15-50%
EQUITY FUNDS Large Cap Growth Fund International Equity Fund Large Cap Value Fund Small Cap Growth Fund Mid Cap Growth Fund	40-80%

PROSPECTUS / August 31, 2009	39

BALANCED FUNDS

MTB MANAGED ALLOCATION FUNDS

Goals, Strategies and Risks of the Underlying Funds

The goals, strategies and risks of each Underlying Fund other than Prime Money Market Fund, U.S. Treasury Money Market Fund and Money Market Fund (Underlying Money Market Funds) are set forth elsewhere in this prospectus. A summary of the goals, strategies and risks of the Underlying Money Market Funds is as follows:

Goals. The goal of each Underlying Money Market Fund is to seek current income with liquidity and stability of principal by investing in high quality money market instruments. Each Underlying Money Market Fund seeks to maintain a constant net asset value of $1.00 per share for purchases and redemptions.

Strategies. U.S. Treasury Money Market Fund invests primarily in Treasury Securities and Repurchase Agreements secured by Treasury Securities. Prime Money Market Fund may invest primarily in Bank Instruments, Corporate Debt Securities, Municipal Securities, Variable Rate Demand Instruments, Mortgage-Backed Securities, Asset-Backed Securities, Treasury Securities, Agency Securities and Repurchase Agreements. Money Market Fund invests primarily in Treasury Securities, Agency Securities, Corporate Debt Securities and Bank Instruments. Each of these Funds may engage in Securities Lending.

Risks. The principal risks applicable to Underlying Money Market Funds are, in the case of U.S. Treasury Money Market Fund, Interest Rate Risks and Call Risks; and in the case of Prime Money Market Fund and Money Market Fund, Interest Rate Risks, Call Risks, Credit Risks, Prepayment Risks and Risks of Foreign Investing.

Additional information on the Underlying Money Market Funds can be found in separate MTB Funds prospectuses, which are available by calling 1-800-836-2211.

Risks Common to the Managed Allocation Funds

In addition to the risks of each Underlying Fund, each Managed Allocation Fund is subject to the following factors:

•	Both the Managed Allocation Funds and the Underlying Funds in which they invest bear fees and expenses, so investment in a Managed Allocation Fund may be subject to certain duplicate expenses.

•	The Advisor is subject to certain conflicts of interest in choosing the Underlying Funds in which a Managed Allocation Fund may invest.

40	August 31, 2009 / PROSPECTUS

BALANCED FUNDS

MTB MANAGED ALLOCATION FUND —

AGGRESSIVE GROWTH

Cusip: 55376T643	Symbol: VMAGX	(Class A Shares)
Cusip: 55376T635	Symbol: VMABX	(Class B Shares)

Performance Information

Risk/Return Bar Chart

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was 8.35%.

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2008. The returns reflect voluntary fee waivers in effect during certain of these periods. The fee waivers may be terminated at any time. The returns would be lower without the fee waivers. Please see the footnotes to the Fees and Expenses table for additional information about fee waivers. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard &

Poor’s 500 Index (S&P 500) and the Barclays Capital U.S. Aggregate Bond Index (BCAB), each a broad-based market index. The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The BCAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2008)

	1 Year	5 Years	Start of Performance(1)
Class A Shares
Returns Before Taxes	(44.41)%	(5.15)%	(2.13)%
Returns After Taxes on Distributions(2)	(45.59)%	(6.32)%	(3.04)%
Returns After Taxes on Distributions and Sale of Fund Shares(2)	(27.65)%	(4.27)%	(1.88)%
Class B Shares
Returns Before Taxes	(44.34)%	(4.99)%	(3.23)%
S&P 500(3)	(37.00)%	(2.19)%	(1.38)%
BCAB(3)	5.24%	4.65%	5.63%

(1)	The Fund’s Class A Shares and Class B Shares start of performance dates were February 18, 1999 and April 30, 2002, respectively. Effective December 31, 2008, Class B Shares were no longer available for purchase by new or existing shareholders.

(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(3)	Total returns for the indexes are based on the Fund’s Class A Shares start of performance date of February 18, 1999.

Past performance (before and after taxes) is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

PROSPECTUS / August 31, 2009	41

BALANCED FUNDS

MTB MANAGED ALLOCATION FUND — AGGRESSIVE GROWTH

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A		Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.00%		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	(1)	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None		None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None		None
Exchange Fee	None		None

(1)	For purchases over $1,000,000, a 1% CDSC may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

	Class A	Class B
Management Fee(2)	0.25%	0.25%
Distribution (12b-1) Fee(3)	0.25%	0.75%
Other Expenses(4)	1.48%	1.48%
Total Direct Annual Fund Operating Expenses	1.98%	2.48%
Acquired Fund Fees and Expenses(5)	0.94%	0.94%
Total Direct and Acquired Annual Fund Operating Expenses(6)	2.92%	3.42%	(7)

(1)	The percentages shown are based on expenses for the entire fiscal year ended April 30, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

(2)	The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.00% for the fiscal year ended April 30, 2009.

(3)	The distribution (12b-1) fee for the Fund’s Class A Shares has been waived. Additionally, a portion of the distribution (12b-1) fee for the Fund’s Class B Shares has been waived. The distributor can terminate this waiver at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares and Class B Shares (after the waiver) were 0.00% and 0.57%, respectively, for the fiscal year ended April 30, 2009.

(4)	The shareholder services provider waived its entire fee for the Fund’s Class A Shares and Class B Shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Class A Shares and Class B Shares (after the waiver) were 1.23% and 1.23% respectively, for the fiscal year ended April 30, 2009.

(5)	The Fund’s shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund’s indirect expenses from investing in the acquired funds is based upon the average allocation of the Fund’s investments in the acquired funds and upon the actual operating expenses of the acquired funds (including any current waivers and expense limitations) from their most recent shareholder report. Actual acquired funds expenses incurred by the Fund may vary with changes in the allocaton of the Fund’s assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.

(6)	The Advisor, distributor and shareholder services provider voluntarily waived certain amounts, and expect these waivers to remain in effect until at least August 31, 2010. These waivers may be changed or terminated by the respective parties at any time. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2009.

Total Waivers of Fund Expenses	1.06%	0.99%
Total Direct and Acquired Annual Fund Operating Expenses (after waivers)	1.86%	2.43%

(7)	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended April 30, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since April 30, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of the Fund may be limited by voluntary waivers. These waivers may be changed or terminated at any time. Annualized expense ratios for the six-month period ending October 31, 2009 will be available in each Fund’s semi-annual report, which will be available on www.mtbfunds.com on or about December 31, 2009.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are based upon the Total Direct and Acquired Annual Fund Operating Expenses (before waivers) as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$780	$1,358	$1,960	$3,579
Class B
Expenses assuming redemption	$845	$1,351	$1,979	$3,591
Expenses assuming no redemption	$345	$1,051	$1,779	$3,591

42	August 31, 2009 / PROSPECTUS

BALANCED FUNDS

MTB MANAGED ALLOCATION FUND —

CONSERVATIVE GROWTH

Cusip: 55376T627	Symbol: VMCGX	(Class A Shares)
Cusip: 55376T619	Symbol: VMCBX	(Class B Shares)

Performance Information

Risk/Return Bar Chart

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns for the Fund’s Class A Shares do not reflect payment of any sales charge or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was 6.15%.

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2008. The returns reflect voluntary fee waivers in effect during certain of these periods. The fee waivers may be terminated at any time. The returns would be lower without the fee waivers. Please see the footnotes to the Fees and Expenses table for additional information about fee waivers. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Barclays Capital

U.S. Aggregate Bond Index (BCAB) and the Standard & Poor’s 500 Index (S&P 500), each a broad-based market index. The BCAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2008)

	1 Year	5 Years	Start of Performance(1)
Class A Shares
Returns Before Taxes	(22.59)%	(1.88)%	0.64%
Returns After Taxes on Distributions(2)	(23.57)%	(2.91)%	(0.53)%
Returns After Taxes on Distributions and Sale of Fund Shares(2)	(14.06)%	(1.94)%	(0.02)%
Class B Shares
Returns Before Taxes	(23.70)%	(1.98)%	(0.52)%
S&P 500(3)	(37.00)%	(2.19)%	(1.38)%
BCAB(3)	5.24%	4.65%	5.63%

(1)	The Fund’s Class A Shares and Class B Shares start of performance dates were February 3, 1999 and April 30, 2002, respectively. Effective December 31, 2008, Class B Shares were no longer available for purchase by new or existing shareholders.

(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(3)	Total returns for the indexes are based on the Fund’s Class A Shares start of performance date of February 3, 1999.

Past performance (before and after taxes) is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

PROSPECTUS / August 31, 2009	43

BALANCED FUNDS

MTB MANAGED ALLOCATION FUND — CONSERVATIVE GROWTH

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A		Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	(1)	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None		None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None		None
Exchange Fee	None		None

(1)	For purchases over $1,000,000, a 1% CDSC may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

	Class A	Class B
Management Fee(2)	0.25%	0.25%
Distribution (12b-1) Fee(3)	0.25%	0.75%
Other Expenses(4)	1.68%	1.68%
Total Direct Annual Fund Operating Expenses	2.18%	2.68%
Acquired Fund Fees and Expenses(5)	0.82%	0.82%
Total Direct and Acquired Annual Fund Operating Expenses(6)	3.00%	3.50%	(7)

(1)	The percentages shown are based on expenses for the entire fiscal year ended April 30, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

(2)	The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.00% for the fiscal year ended April 30, 2009.

(3)	The distribution (12b-1) fee for the Fund’s Class A Shares has been waived. Additionally, a portion of the distribution (12b-1) fee for the Fund’s Class B Shares has been waived. The distributor can terminate these waivers at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares and Class B Shares (after the waiver) was 0.00% and 0.56%, respectively, for the fiscal year ended April 30, 2009.

(4)	The shareholder services provider waived its entire fee for the Fund’s Class A Shares and Class B Shares. The shareholder services provider can terminate these waivers at any time. Total other expenses paid by the Fund’s Class A Shares and Class B Shares (after the waiver) were 1.43% and 1.43%, respectively, for the fiscal year ended April 30, 2009.

(5)	The Fund’s shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund’s indirect expenses from investing in the acquired funds is based upon the average allocation of the Fund’s investments in the acquired funds and upon the actual operating expenses of the acquired funds (including any current waivers and expense limitations) from their most recent shareholder report. Actual acquired funds expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.

(6)	The Advisor, distributor and shareholder services provider voluntarily waived certain amounts, and expect these waivers to remain in effect until at least August 31, 2010. These waivers may be changed or terminated by the respective parties at any time. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2009.

Total Waivers of Fund Expenses	1.24%	1.18%
Total Direct and Acquired Annual Fund Operating Expenses (after waivers)	1.76%	2.32%

(7)	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended April 30, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since April 30, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of the Fund may be limited by voluntary waivers. These waivers may be changed or terminated at any time. Annualized expense ratios for the six-month period ending October 31, 2009 will be available in each Fund’s semi-annual report, which will be available on www.mtbfunds.com on or about December 31, 2009.

44	August 31, 2009 / PROSPECTUS

BALANCED FUNDS

MTB MANAGED ALLOCATION FUND — CONSERVATIVE GROWTH

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are based upon the Total Direct and Acquired Annual Fund Operating Expenses (before waivers), as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$691	$1,291	$1,915	$3,587
Class B
Expenses assuming redemption	$853	$1,374	$2,017	$3,663
Expenses assuming no redemption	$353	$1,074	$1,817	$3,663

PROSPECTUS / August 31, 2009	45

BALANCED FUNDS

MTB MANAGED ALLOCATION FUND —

MODERATE GROWTH

Cusip: 55376T593	Symbol: VMMGX	(Class A Shares)
Cusip: 55376T585	Symbol: VMMBX	(Class B Shares)

Performance Information

Risk/Return Bar Chart

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was 7.63%.

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2008. The returns reflect voluntary fee waivers in effect during certain of these periods. The fee waivers may be terminated at any time. The returns would be lower without the fee waivers. Please see the footnotes to the Fees and Expenses table for additional information about fee waivers. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500 Index (S&P 500) and the Barclays Capital U.S. Aggregate Bond Index (BCAB), each a broad-based market index. The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The BCAB is an index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

(For the calendar periods ended December 31, 2008)

	1 Year	5 Years	Start of Performance(1)
Class A Shares
Returns Before Taxes	(32.48)%	(2.75)%	(0.24)%
Returns After Taxes on Distributions(2)	(33.61)%	(3.87)%	(1.30)%
Returns After Taxes on Distributions and Sale of Fund Shares(2)	(20.17)%	(2.48)%	(0.56)%
Class B Shares
Returns Before Taxes	(33.12)%	(2.91)%	(1.50)%
S&P 500(3)	(37.00)%	(2.19)%	(1.38)%
BCAB(3)	5.24%	4.65%	5.63%

(1)	The Fund’s Class A Shares and Class B Shares start of performance dates were February 4, 1999 and April 30, 2002, respectively. Effective December 31, 2008, Class B Shares were no longer available for purchase by new or existing shareholders.

(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(3)	Total returns for the indexes are based on the Fund’s Class A Shares start of performance date of February 4, 1999.

Past performance (before and after taxes) is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

46	August 31, 2009 / PROSPECTUS

BALANCED FUNDS

MTB MANAGED ALLOCATION FUND — MODERATE GROWTH

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A		Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	(1)	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None		None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None		None
Exchange Fee	None		None

(1)	For purchases over $1,000,000, a 1% CDSC may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses (Before Waivers and Reduction)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

	Class A		Class B
Management Fee(2)	0.25%		0.25%
Distribution (12b-1) Fee	0.25%	(3)	0.75%
Other Expenses	0.98%	(4)	0.98%
Total Direct Annual Fund Operating Expenses	1.48%		1.98%
Acquired Fund Fees and Expenses(5)	0.79%		0.79%
Total Direct and Acquired Annual Fund Operating Expenses(6)	2.27%		2.77%	(7)

(1)	The percentages shown are based on expenses for the entire fiscal year ended April 30, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

(2)	The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.00% for the fiscal year ended April 30, 2009.

(3)	A portion of the distribution (12b-1) fee for the Fund’s Class A Shares has been waived. The distributor can terminate this waiver and reduction at anytime. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the waiver) was 0.19% for the fiscal year ending April 30, 2009.

(4)	The Shareholder services provider waived its entire fee for the Funds Class A Shares. The shareholder provider can terminate this waiver at anytime. Total other expenses paid by the Fund’s Class A Shares (after the waiver) was 0.71% for the fiscal year ending April 30, 2009.

(5)	The Fund’s shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund’s indirect expenses from investing in the acquired funds is based upon the average allocation of the Fund’s investments in the acquired funds and upon the actual operating expenses of the acquired funds (including any current waivers and expense limitations) from their most recent shareholder report. Actual acquired funds expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.

(6)	The Advisor, distributor and shareholder services provider voluntarily waived certain amounts, and expect these waivers to remain in effect until at least August 31, 2010. These waivers may be changed or terminated by the respective parties at any time. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2009.

Total Waivers of Fund Expenses	0.62%	0.31%
Total Direct and Acquired Annual Fund Operating Expenses (after waivers and reduction)	1.65%	2.46%

(7)	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended April 30, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since April 30, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of the Fund may be limited by voluntary waivers. These waivers may be changed or terminated at any time. Annualized expense ratios for the six-month period ending October 31, 2009 will be available in each Fund’s semi-annual report, which will be available on www.mtbfunds.com on or about December 31, 2009.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are based upon the Total Direct and Acquired Annual Fund Operating Expenses (before waivers), as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$670	$1,128	$1,611	$2,938
Class B
Expenses assuming redemption	$780	$1,159	$1,664	$2,980
Expenses assuming no redemption	$280	$859	$1,464	$2,980

PROSPECTUS / August 31, 2009	47

BALANCED FUNDS

MTB INTERNATIONAL EQUITY FUND

Cusip: 55376T791	Symbol: GVIEX	(Class A Shares)
Cusip: 55376T783	Symbol: VIEFX	(Class B Shares)

Goal

To seek long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

Strategy

The Fund will invest substantially all, but under normal circumstances not less than 80% (measured at time of purchase), of the value of its net assets (plus borrowings for investment purposes, if any) in a diversified portfolio of equity securities in at least eight countries other than the United States. Equity securities include common stocks and preferred stocks as well as convertible securities. Although it may invest anywhere in the world, the Fund invests primarily in the equity markets listed in the Morgan Stanley Capital International European, Australasia, Far East (MSCI EAFE) Index®, the benchmark against which the Fund measures the performance of its portfolio. The Fund may also invest in foreign forward currency contracts to achieve allocation strategies. The Advisor utilizes a blended style of investing by allocating and reallocating, for investment management purposes, varying portions of the portfolio between the Fund’s sub-advisors, LSV Asset Management (LSV) (with respect to the value style portion of the portfolio, where LSV looks for companies with relatively low or unrecognized valuations); Baring International Investment Limited (Barings) (with respect to the core style portion of the portfolio, where Barings employs a growth at a reasonable strategy price strategy uses stock, sector and country factors in portfolio construction); and Hansberger Global Investors, Inc. (HGI) (with respect to the growth style portion of the portfolio, where HGI looks for companies which have above-average sales and earnings growth).

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.

•	Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

•	Risk Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

•	Risk of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.

•	Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

•	Risk of Investing in Emerging Market Countries. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets.

•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

Performance Information

Risk/Return Bar Chart

48	August 31, 2009 / PROSPECTUS

STOCK FUNDS

MTB INTERNATIONAL EQUITY FUND

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was 9.98%.

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2008. The returns reflect voluntary fee waivers in effect during certain of these periods. The fee waivers may be terminated at any time. The returns would be lower without the fee waivers. Please see the footnotes to the Fees and Expenses table for additional information about fee waivers. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Morgan Stanley Capital International — Europe, Australasia and Far East Index (MSCI-EAFE) and the Lipper International Multi-Cap Core Funds Average. The MSCI-EAFE is a market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. The Lipper International Multi-Cap Core Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

(For the calendar periods ended December 31, 2008)

	1 Year	5 Years	Start of Performance(1)
Class A Shares
Return Before Taxes	(49.05)%	(1.92)%	0.10%
Return After Taxes on Distributions(2)	(49.85)%	(3.46)%	(1.21)%
Return After Taxes on Distributions and Sale of Fund Shares(2)	(31.48)%	(1.75)%	(0.30)%
Class B Shares
Return Before Taxes	(49.03)%	(1.79)%	(1.38)%
MSCI-EAFE(3)	(43.38)%	1.66%	3.42%
Lipper International Large-Cap Core Funds Average(3)	(44.52)%	0.57%	2.69	%(4)

(1)	The Fund’s Class A Shares and Class B Shares start of performance dates were February 9, 1999 and January 10, 2001, respectively. Effective December 31, 2008, Class B Shares were no longer available for purchase by new or existing shareholders.

(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(3)	Total returns for the index and average are based on the Fund’s Class A Shares start of performance date of February 9, 1999.

(4)	Lipper Average performance presented is as of the nearest month-end following inception date.

Past performance (before and after taxes) is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A		Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	(1)	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None		None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None		None
Exchange Fee	None		None

(1)	For purchases over $1,000,000, a 1% CDSC may be imposed if redeemed within 18 months of purchase.

PROSPECTUS / August 31, 2009	49

STOCK FUNDS

MTB INTERNATIONAL EQUITY FUND

Annual Fund Operating Expenses (Before Waivers and Reduction)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

	Class A		Class B
Management Fee(2)	1.00%		1.00%
Distribution (12b-1) Fee	0.25%	(3)	0.75%
Other Expenses(4)	0.46%		0.46%
Total Direct Annual Fund Operating Expenses	1.71%		2.21%
Acquired Fund Fees and Expenses(5)	0.01%		0.01%
Total Direct and Acquired Annual Fund Operating Expenses(6)	1.72%		2.22%	(7)

(1)	The percentages shown are based on expenses for the entire fiscal year ended April 30, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

(2)	The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 1.00% for the fiscal year ended April 30, 2009.

(3)	A portion of the distribution (12b-1) fee has been waived for the Fund’s Class A Shares. The distributor can terminate this waiver and reduction at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the waiver and reduction) was 0.18% for the fiscal year ended April 30, 2009.

(4)	The shareholder services provider waived its entire fee for the Fund’s Class A Shares and a portion of its fee for the Fund’s Class B Shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Class A Shares and Class B Shares (after the waiver and reduction) was 0.21% and 0.45%, respectively, for the fiscal year ended April 30, 2009.

(5)	The Fund’s shareholders indirectly bear the expenses of the acquired fund in which the Fund invests. The Fund’s indirect expenses from investing in the acquired fund is based upon the average allocation of the Fund’s investments in the acquired fund and upon the actual operating expenses of the acquired fund (including any current waivers and expense limitations) from its most recent shareholder report. Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired fund and with other events that directly affect the expenses of the acquired fund.

(6)	The Advisor, distributor and shareholder services provider voluntarily waived certain amounts, and expect these waivers to remain in effect until at least August 31, 2010. These waivers may be changed or terminated by the respective parties at any time. Additionally, the distributor did not charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2009.

Total Waivers and Reduction of Fund Expenses	0.34%	0.03%
Total Direct and Acquired Actual Annual Fund Operating Expenses (after waivers and reduction)	1.38%	2.19%

(7)	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended April 30, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since April 30, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of the Fund may be limited by voluntary waivers. These waivers may be changed or terminated at any time. Annualized expense ratios for the six-month period ending October 31, 2009 will be available in each Fund’s semi-annual report, which will be available on www.mtbfunds.com on or about December 31, 2009.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are based upon the Total Direct and Acquired Annual Fund Operating Expenses (before waivers and reduction), as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$715	$1,062	$1,432	$2,469
Class B
Expenses assuming redemption	$725	$994	$1,389	$2,428
Expenses assuming no redemption	$225	$694	$1,189	$2,428

50	August 31, 2009 / PROSPECTUS

STOCK FUNDS

MTB LARGE CAP GROWTH FUND

Cusip: 55376T767	Symbol: VLCPX	(Class A Shares)
Cusip: 55376T759	Symbol: VLGRX	(Class B Shares)

Goal

To provide capital appreciation.

Strategy

The Fund invests, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of large cap companies. Equity securities include common and preferred stocks as well as convertible securities. The Advisor uses a bottom-up approach to selecting growth-oriented stocks. The Fund seeks to invest in high-quality, well-established large cap companies that:

•	have a strong history of earnings growth;

•	are attractively priced, relative to the company’s potential for above-average, long-term earnings and revenue growth;

•	have strong balance sheets;

•	have a sustainable competitive advantage; and

•	are currently, or have the potential to become, industry leaders.

The Fund may engage in short sales transactions on securities in order to take advantage of an anticipated decline in the security’s price or to hedge against its potential price volatility.

For the purposes of the 80% limitation, large cap companies will be defined as companies with market capitalizations similar to companies in the Russell 1000 Growth Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the index. As of June 30, 2009, the market capitalization of companies in the Russell 1000 Growth Index ranged from $617 million to $341 billion. The capitalization range is subject to frequent change, and thus the applicable range of market capitalizations defining large cap companies at time of purchase will likely differ from the range at June 30, 2009.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.

•	Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

•	Close Out Risk. In a short sale transaction, the party lending the security to the Fund may require the Fund to close out its short position at a price which would result in a loss to the Fund.

•

Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Performance Information

Risk/Return Bar Chart

PROSPECTUS / August 31, 2009	51

STOCK FUNDS

MTB LARGE CAP GROWTH FUND

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was 10.91%.

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2008. The returns reflect voluntary fee waivers in effect during certain of these periods. The fee waivers may be terminated at any time. The returns would be lower without the fee waivers. Please see the footnotes to the Fees and Expenses table for additional information about fee waivers. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 1000 Growth Index (Russell 1000 Growth) and the Standard & Poor’s 500/Citigroup Growth Index (S&P 500/CG), each a broad-based market index, and the Lipper Large-Cap Growth Funds Average. The Russell 1000 Growth measures the performance of those companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth rates, and represents approximately 64% of the companies in the Russell 1000 Index. The S&P 500/CG is an unmanaged index comprised of approximately half the market capitalization of the S&P 500 Index that have been identified as being on the growth end of the growth-value spectrum. The Lipper Large-Cap Growth Funds Average is a composite of mutual funds designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index or an average.

Effective May 1, 2009, the Russell 1000 Growth Index replaced the S&P 500/CG Index as the primary benchmark for the Fund because the Russell 1000 Growth Index more accurately reflects the composition of the Fund’s portfolio.

(For the calendar periods ended December 31, 2008)

	1 Year	5 Years	Start of Performance(1)
Class A Shares
Return Before Taxes	(43.12)%	(6.19)%	(6.66)%
Return After Taxes on Distributions(2)	(43.16)%	(6.30)%	(6.73)%
Return After Taxes on Distributions and Sale of Fund Shares(2)	(28.03)%	(5.14)%	(5.39)%
Class B Shares
Return Before Taxes	(43.30)%	(6.23)%	(7.19)%
Russell 1000 Growth(3)	(38.44)%	(3.42)%	(8.36)%
S&P 500/CG(3)	(34.92)%	(3.13)%	(0.07)%
Lipper Large-Cap Growth Funds Average(3)	(40.70)%	(3.72)%	0.39	%(4)

(1)	The Fund’s Class A Shares and Class B Shares start of performance dates were March 20, 2000 and April 6, 2000, respectively. Effective December 31, 2008, Class B Shares were no longer available for purchase by new or existing shareholders.

(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(K) plans.

(3)	Total returns for the index and average are based on the Fund’s Class A Shares start of performance date of March 20, 2000.

(4)	Lipper Average performance presented is as of the nearest month-end following inception date.

Past performance (before and after taxes) is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.

52	August 31, 2009 / PROSPECTUS

STOCK FUNDS

MTB LARGE CAP GROWTH FUND

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A		Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	(1)	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None		None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None		None
Exchange Fee	None		None

(1)	For purchases over $1,000,000, a 1% CDSC may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses (Before Waivers and Reduction)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

	Class A		Class B
Management Fee(2)	0.85%		0.85%
Distribution (12b-1) Fee	0.25%		0.75%
Other Expenses	0.48%	(3)	0.48%
Total Direct Annual Fund Operating Expenses	1.58%		2.08%
Acquired Fund Fees and Expenses(4)	0.00%		0.00%
Total Direct and Acquired Annual Fund Operating Expenses(5)	1.58%		2.08%	(6)

(1)	The percentages shown are based on expenses for the entire fiscal year ended April 30, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

(2)	The Advisor contractually agreed to waive a portion of the management fee through March 29, 2010. Effective March 30, 2010, any waivers of the management fee by the Advisor will be voluntary and, therefore, the Advisor may change or eliminate the waiver at any time.

(3)	The shareholder services provider waived a portion of its fee for the Fund’s Class A Shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Class A Shares (after the waiver and reduction) was 0.23% for the fiscal year ended April 30, 2009.

(4)	The Fund’s shareholders indirectly bear the expenses of the acquired fund in which the Fund invests. The Fund’s indirect expenses from investing in the acquired fund is based upon the average allocation of the Fund’s investments in the acquired fund and upon the actual operating expenses of the acquired fund (including any current waivers and expense limitations) from its most recent shareholder report. Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired fund and with other events that directly affect the expenses of the acquired fund.

(5)	The contractual waivers in effect through March 29, 2010, limit the Fund’s operation expenses to 1.02%, exclusive of distribution (12b-1) and shareholder service fees. After March 29, 2010, continuation of the waivers will be voluntary, and waivers may be changed or terminated after that date. However, it is expected that these waivers will voluntarily remain in effect until at least August 31, 2010. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2009.

Total Waivers of Fund Expenses	0.35%	0.07%
Total Actual Annual Fund Operating Expenses (after waivers)	1.23%	2.01%

(6)	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended April 30, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since April 30, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of the Fund may be limited by voluntary waivers. These waivers may be changed or terminated at any time. Annualized expense ratios for the six-month period ending October 31, 2009 will be available in each Fund’s semi-annual report, which will be available on www.mtbfunds.com on or about December 31, 2009.

PROSPECTUS / August 31, 2009	53

STOCK FUNDS

MTB LARGE CAP GROWTH FUND

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are based upon the Total Direct and Acquired Annual Fund Operating Expenses (before waivers), as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$702	$1,021	$1,363	$2,325
Class B
Expenses assuming redemption	$711	$952	$1,319	$2,283
Expenses assuming no redemption	$211	$652	$1,119	$2,283

54	August 31, 2009 / PROSPECTUS

STOCK FUNDS

MTB LARGE CAP VALUE FUND

Cusip: 55376T684	Symbol: VEINX	(Class A Shares)
Cusip: 55376T676	Symbol: VLCVX	(Class B Shares)

Goal

To provide capital appreciation. Current income is a secondary, non-fundamental consideration.

Strategy

Under normal market conditions, the Fund invests at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of large cap U.S. companies. Equity securities include common and preferred stocks, as well as convertible securities. The investment advisor uses a value-oriented approach to select those companies with unrecognized or undervalued assets. Such a value approach seeks companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements.

For the purposes of the 80% limitation, large cap companies will be defined as companies with market capitalizations similar to companies in the Russell 1000 Value Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the index. As of June 30, 2009, the market capitalization of companies in the Russell 1000 Value Index ranged from $617 million to $341 billion. The capitalization range is subject to frequent change, and thus the applicable range of market capitalizations defining large cap companies at time of purchase will likely differ from the range at June 30, 2009.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.

•	Risk Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

•	Risk of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.

Performance Information

Risk/Return Bar Chart

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was 3.59%.

PROSPECTUS / August 31, 2009	55

STOCK FUNDS

MTB LARGE CAP VALUE FUND

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2008. The returns reflect voluntary fee waivers in effect during certain of these periods. The fee waivers may be terminated at any time. The returns would be lower without the fee waivers. Please see the footnotes to the Fees and Expenses table for additional information about fee waivers. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 1000 Value Index (Russell 1000 Value) a broad-based market index, and the Lipper Large Cap Value Funds Average. The Russell 1000 Value measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. The Lipper Large Cap Value Funds Average is a composite of the mutual funds designated by Lipper, Inc. with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.

(For the calendar periods ended December 31, 2008)

	1 Year	5 Years	10 Years	Start of Performance(1)
Class A Shares
Return Before Taxes	(41.78)%	(3.33)%	(1.74)%	N/A
Return After Taxes on Distributions(2)	(42.17)%	(4.32)%	(2.64)%	N/A
Return After Taxes on Distributions and Sale of Fund Shares(2)	(27.08)%	(2.84)%	(1.70)%	N/A
Class B Shares
Return Before Taxes	(41.98)%	(3.41)%	N/A	(1.71)%
Russell 1000 Value Index	(36.85)%	(0.79)%	1.36%	0.78%
Lipper Large Cap Value Funds Average	(37.36)%	(1.91)%	0.51%	(2.41	)%(3)

(1)	The Fund’s Class B Shares start of performance date was December 10, 1999. Effective December 31, 2008, Class B Shares were no longer available to new or existing shareholders.

(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(3)	Lipper Average performance presented is as of the nearest month-end following inception date.

Past performance (before and after taxes) is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None

56	August 31, 2009 / PROSPECTUS

STOCK FUNDS

MTB LARGE CAP VALUE FUND

Annual Fund Operating Expenses (Before Waiver and Reduction)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

	Class A		Class B
Management Fee(2)	0.70%		0.70%
Distribution (12b-1) Fee	0.25%	(3)	0.75%
Other Expenses	0.43%	(4)	0.43%
Total Direct Annual Fund Operating Expenses	1.38%		1.88%
Acquired Fund Fees and Expenses(5)	0.02%		0.02%
Total Direct and Acquired Annual Fund Operating Expenses(6)	1.40%		1.90%	(7)

(1)	The percentages shown are based on expenses for the entire fiscal year ending April 30, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

(2)	The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.68% for the fiscal year ended April 30, 2009.

(3)	A portion of the distribution (12b-1) fee for the Fund’s Class A Shares has been waived. The distributor can terminate this reduction at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the reduction) was 0.00% for the fiscal year ending April 30, 2009.

(4)	The shareholder services provider waived its entire fee for the Fund’s Class A Shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Class A Shares (after the waiver) was 0.18% for the fiscal year ending April 30, 2009.

(5)	The Fund’s shareholders indirectly bear the expenses of the acquired fund in which the Fund invests. The Fund’s indirect expenses from investing in the acquired fund is based upon the average allocation of the Fund’s investments in the acquired fund and upon the actual operating expenses of the acquired fund (including any current waivers and expense limitations) from its most recent shareholder report. Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired fund and with other events that directly affect the expenses of the acquired fund.

(6)	The Advisor, distributor and shareholder services provider voluntarily waived certain amounts, and expect these waivers to remain in effect until at least August 31, 2010. These waivers may be changed or terminated by the respective parties at any time. These are shown below along with the net expenses the Fund actually paid for the fiscal year ending April 30, 2009.

Total Waiver and Reduction of Fund Expenses	0.30	%*	0.05%
Total Direct and Acquired Annual Fund Operating Expenses (after waiver and reduction)	1.10	%*	1.85%

(7)	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

*	Amount has been restated to reflect current waivers and reductions.

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended April 30, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since April 30, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of the Fund may be limited by voluntary waivers. These waivers may be changed or terminated at any time. Annualized expense ratios for the six-month period ending October 31, 2009 will be available in each Fund’s semi-annual report, which will be available on www.mtbfunds.com on or about December 31, 2009.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are based upon the Total Direct and Acquired Annual Fund Operating Expenses (before waiver and reduction) as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$685	$970	$1,275	$2,140
Class B
Expenses assuming redemption	$693	$897	$1,226	$2,092
Expenses assuming no redemption	$193	$597	$1,026	$2,092

PROSPECTUS / August 31, 2009	57

STOCK FUNDS

MTB MID CAP GROWTH FUND

Cusip: 55376T536	Symbol: AMCRX	(Class A Shares)
Cusip: 55376T528	Symbol: MCEBX	(Class B Shares)

Goal

Long-term capital appreciation.

Strategy

The Fund seeks to achieve its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of mid cap companies. The Fund’s Advisor chooses stocks of mid cap companies that have significant growth potential. In selecting securities for the Fund, the Advisor purchases securities of companies that have not reached full maturity, but that have above-average sales and earnings growth. The Fund may engage in short sales transactions on securities in order to take advantage of an anticipated decline in the security’s price or to hedge against its potential price volatility.

For the purposes of the 80% limitation, mid cap companies will be defined as companies with market capitalizations similar to companies in the Russell Mid Cap Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the indexes. As of June 30, 2009, the market capitalization of companies in the Russell Mid Cap Index ranged from $617 million to $13 billion. The capitalization ranges are subject to frequent change, and thus the applicable range of market capitalizations defining mid cap companies at time of purchase will likely differ from the range at June 30, 2009.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.

•	Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

•

Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

•	Close Out Risk. In a short sale transaction, the party lending the security to the Fund may require the Fund to close out its short position at a price which would result in a loss to the Fund.

•

Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

58	August 31, 2009 / PROSPECTUS

STOCK FUNDS

MTB MID CAP GROWTH FUND

Performance Information

Risk/Return Bar Chart

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was 19.17%.

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2008. The returns reflect voluntary fee waivers in effect during certain of these periods. The fee waivers may be terminated at any time. The returns would be lower without the fee waivers. Please see the footnotes to the Fees and Expenses table for additional information about fee waivers. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell Mid Cap Growth Index (Russell Mid Cap Growth) a broad-based market index, and the Lipper Mid Cap Growth Funds Average. The Russell Mid Cap Growth Index is an unmanaged index comprised of the smallest 800 securities in the Russell 1000. The Lipper Mid Cap Growth Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.

PROSPECTUS / August 31, 2009	59

STOCK FUNDS

MTB MID CAP GROWTH FUND

(For the calendar periods ended December 31, 2008)

	1 Year	5 Years	10 Years	Start of Performance(1)
Class A Shares
Return Before Taxes	(46.32)%	(3.15)%	1.11%	N/A
Return After Taxes on Distributions(2)	(46.68)%	(4.62)%	(0.49)%	N/A
Return After Taxes on Distributions and Sale of Fund Shares(2)	(29.70)%	(2.30)%	0.84%	N/A
Class B Shares
Return Before Taxes	(46.35)%	(3.03)%	N/A	(0.40)%
Russell Mid Cap Growth	(44.32)%	(2.33)%	(0.19)%	(2.12)%
Lipper Mid Cap Growth Funds Average	(44.49)%	(2.63)%	0.14%	1.49	%(3)

(1)	The Fund’s Class B Shares start of performance date was August 25, 2003. Effective December 31, 2008, Class B Shares were no longer available to new or existing shareholders.

(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(3)	Lipper Average performance presented is as of the nearest month-end following inception date.

Past performance (before and after taxes) is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A		Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	(1)	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None		None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None		None
Exchange Fee	None		None

(1)	For purchases over $1,000,000, a 1% CDSC may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses (Before Waivers and Reduction)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

	Class A		Class B
Management Fee(2)	0.85%		0.85%
Distribution (12b-1) Fee	0.25%	(3)	0.75%
Other Expenses(3)	0.54%		0.54%
Total Direct Annual Fund Operating Expenses	1.64%		2.14%
Acquired Fund Fees and Expenses(4)	0.02%		0.02%
Total Direct and Acquired Annual Fund Operating Expenses(5)	1.66%		2.16%	(6)

(1)	The percentages shown are based on expenses for the entire fiscal year ended April 30, 2008. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

(2)	The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.56% for the fiscal year ended April 30, 2009.

(3)	The shareholder services provider waived a portion of its fee for the Fund’s Class A Shares. The shareholder services provider can terminate this waiver and reduction at any time. Total other expenses paid by the Fund’s Class A Shares and Class B Shares (after the waiver and reduction) were 0.29% and 0.52%, respectively, for the fiscal year ended April 30, 2009.

(4)	The Fund’s shareholders indirectly bear the expenses of the acquired fund in which the Fund invests. The Fund’s indirect expenses from investing in the acquired fund is based upon the average allocation of the Fund’s investments in the acquired fund and upon the actual operating expenses of the acquired fund (including any current waivers and expense limitations) from its most recent shareholder report. Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired fund and with other events that directly affect the expenses of the acquired fund.

(5)	The Advisor, distributor and shareholder services provider voluntarily waived certain amounts, and expect these waivers to remain in effect until at least August 31, 2010. These waivers may be changed or terminated by the respective parties at any time. Additionally, the distributor did not charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2009.

Total Waivers and Reduction of Fund Expenses	0.58%	0.33%
Total Direct and Acquired Annual Fund Operating Expenses (after waivers and reduction)	1.08%	1.83%

(6)	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended April 30, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since April 30, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of the Fund may be limited by voluntary waivers. These waivers may be changed or terminated at any time. Annualized expense ratios for the six-month period ending October 31, 2009 will be available in each Fund’s semi-annual report, which will be available on www.mtbfunds.com on or about December 31, 2009.

60	August 31, 2009 / PROSPECTUS

STOCK FUNDS

MTB MID CAP GROWTH FUND

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses based upon the Total Direct and Acquired Annual Fund Operating Expenses (before waivers and reduction), as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$709	$1,044	$1,402	$2,406
Class B
Expenses assuming redemption	$719	$976	$1,359	$2,366
Expenses assuming no redemption	$219	$676	$1,159	$2,366

PROSPECTUS / August 31, 2009	61

STOCK FUNDS

MTB MULTI CAP GROWTH FUND

Cusip: 55376T395	Symbol: ARGAX	(Class A Shares)
Cusip: 55376T387	Symbol: ACPLX	(Class B Shares)

Goal

Long-term capital appreciation.

Strategy

The Fund seeks to achieve its investment goal by investing, under normal market conditions, at least 80% of the value of its assets in common stocks and securities convertible into common stocks of companies within a broad range of market capitalizations. The Fund’s Advisor will shift the emphasis among companies within the capitalization range according to changes in economic conditions, stock market fundamentals and other pertinent factors. In selecting securities for the Fund, the Advisor considers each company’s current financial strength, as well as its revenue and earnings growth and the valuation of its stock. In doing so, the Fund’s Advisor will seek to build a broadly diversified portfolio of stocks with above-average capital growth potential. The Fund may engage in short sales transactions on securities in order to take advantage of an anticipated decline in the security’s price or to hedge against its potential price volatility.

For the purposes of the 80% limitation, multi cap companies will be defined as companies with market capitalizations similar to companies in the Russell 3000 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the index. As of June 30, 2009, the market capitalization of companies in the Russell 3000 Index ranged from $39 million to $341 billion. The capitalization range is subject to frequent change, and thus the applicable range of market capitalizations defining multi-cap companies at time of purchase will likely differ from the range at June 30, 2009.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.

•	Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

•

Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

•	Close Out Risk. In a short sale transaction, the party lending the security to the Fund may require the Fund to close out its short position at a price which would result in a loss to the Fund.

•

Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

62	August 31, 2009 / PROSPECTUS

STOCK FUNDS

MTB MULTI CAP GROWTH FUND

Performance Information

Risk/Return Bar Chart

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was 14.32%.

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares and Class B Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2008. The returns reflect voluntary fee waivers in effect during certain of these periods. The fee waivers may be terminated at any time. The returns would be lower without the fee waivers. Please see the footnotes to the Fees and Expenses table for additional information about fee waivers. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 3000 Growth Index (Russell 3000 Growth), a broad-based market index, and the Lipper Multi Cap Growth Funds Average. The Russell 3000 Growth measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth Indexes. The Lipper Multi Cap Growth Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

(For the calendar periods ended December 31, 2008)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	(44.94)%	(5.84)%	(3.07)%
Return After Taxes on Distributions(1)	(44.97)%	(5.86)%	(3.49)%
Return After Taxes on Distributions and Sale of Fund Shares(1)	(29.21)%	(4.88)%	(2.59)%
Class B Shares
Return Before Taxes(2)	(45.06)%	(5.88)%	(3.25)%
Russell 3000 Growth	(38.44)%	(3.33)%	(4.01)%
Lipper Multi Cap Growth Funds Average	(41.90)%	(2.65)%	(1.30)%

(1)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	Effective December 31, 2008, Class B Shares were no longer available for purchase by new or existing shareholders.

PROSPECTUS / August 31, 2009	63

STOCK FUNDS

MTB MULTI CAP GROWTH FUND

Past performance (before and after taxes) is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares and Class B Shares.

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A		Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	(1)	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None		None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None		None
Exchange Fee	None		None

(1)	For purchases over $1,000,000, a 1% CDSC may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

	Class A		Class B
Management Fee(2)	0.70%		0.70%
Distribution (12b-1) Fee	0.25%	(3)	0.75%
Other Expenses(4)	1.44%		1.44%
Total Direct Annual Fund Operating Expenses	2.39%		2.89%
Acquired Fund Fees and Expenses(5)	0.01%		0.01%
Total Direct and Acquired Annual Fund Operating Expenses(6)	2.40%		2.90%	(7)

(1)	The percentages shown are based on expenses for the entire fiscal year ended April 30, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

(2)	The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.00% for the fiscal year ended April 30, 2009.

(3)	A portion of the distribution (12b-1) fee for the Fund’s Class A Shares has been waived. The distributor can terminate this waiver at anytime. The distribution (12b-1) fee paid by the Fund’s Class A Shares (after the waiver) was 0.25% for the fiscal year ending April 30, 2009.

(4)	The shareholder services provider waived its entire fee for the Fund’s Class A Shares and a portion of its fee for the Fund’s Class B Shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Class A Shares and Class B Shares (after the waiver and reduction) were 1.19% and 1.43%, respectively, for the fiscal year ended April 30, 2009.

(5)	The Fund’s shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund’s indirect expenses from investing in the acquired funds is based upon the average allocation of the Fund’s investments in the acquired funds and upon the actual operating expenses of the acquired funds (including any current waivers and expense limitations) from its most recent shareholder report. Actual acquired funds expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.

(6)	The Advisor, distributor and shareholder services provider voluntarily waived certain amounts, and expect these waivers to remain in effect until at least August 31, 2010. These waivers may be changed or terminated by the respective parties at any time. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2009.

Total Waivers of Fund Expenses	1.25%	0.99%
Total Direct and Acquired Annual Fund Operating Expenses (after waivers)	1.15%	1.91%

(7)	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended April 30, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since April 30, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of the Fund may be limited by voluntary waivers. These waivers may be changed or terminated at any time. Annualized expense ratios for the six-month period ending October 31, 2009 will be available in each Fund’s semi-annual report, which will be available on www.mtbfunds.com on or about December 31, 2009.

64	August 31, 2009 / PROSPECTUS

STOCK FUNDS

MTB MULTI CAP GROWTH FUND

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares and Class B Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares and Class B Shares operating expenses are based upon the Total Direct and Acquired Annual Fund Operating Expenses (before waivers), as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$780	$1,258	$1,761	$3,136
Class B
Expenses assuming redemption	$793	$1,197	$1,727	$3,105
Expenses assuming no redemption	$293	$897	$1,527	$3,105

PROSPECTUS / August 31, 2009	65

STOCK FUNDS

MTB SMALL CAP GROWTH FUND

Cusip: 55376T171	Symbol: ARPAX	(Class A Shares)
Cusip: 55376T163	Symbol: ASEBX	(Class B Shares)
Cusip: 55376T155	Symbol: ARPCX	(Class C Shares)

Goal

Long-term capital appreciation.

Strategy

The Fund’s Advisor purchases stocks of smaller companies that are in the early stages of development and which the Advisor believes have the potential to achieve substantial long-term earnings growth. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of small cap companies. The Fund may also invest a limited percentage of its assets in foreign securities and fixed income securities. In selecting investments for the Fund, the Advisor purchases securities of small-cap U.S. companies with strong earnings growth potential. The Advisor may also purchase stocks of companies that are experiencing unusual, non-repetitive “special” situations (such as mergers or spin-offs) or that have valuable fixed assets whose value is not fully reflected in a stock’s price. The Fund may engage in short sales transactions on securities in order to take advantage of an anticipated decline in the security’s price or to hedge against its potential price volatility.

For the purposes of the 80% limitation, small cap companies will be defined as companies with market capitalizations similar to companies in the S&P Small Cap 600 Index or the Russell 2000 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the indexes. As of June 30, 2009, the market capitalization of companies in the S&P Small Cap 600 Index ranged from $20 million to $2.3 billion, and the market capitalization of companies in the Russell 2000 Index ranged from $39 million to $2.3 billion. The capitalization ranges are subject to frequent change, and thus the applicable range of market capitalizations defining small cap companies at time of purchase will likely differ from the range at June 30, 2009.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.

•	Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

•

Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

•	Risk of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.

•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay.

•	Close Out Risk. In a short sale transaction, the party lending the security to the Fund may require the Fund to close out its short position at a price which would result in a loss to the Fund.

•

Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

66	August 31, 2009 / PROSPECTUS

STOCK FUNDS

MTB SMALL CAP GROWTH FUND

Performance Information

Risk/Return Bar Chart

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class A Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was 14.93%.

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares, Class B Shares and Class C Shares Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2008. The returns reflect voluntary fee waivers in effect during certain of these periods. The fee waivers may be terminated at any time. The returns would be lower without the fee waivers. Please see the footnotes to the Fees and Expenses table for additional information about fee waivers. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Growth Index (Russell 2000 Growth), a broad-based market index, and the Lipper Small Cap Growth Funds Average. The Russell 2000 Growth measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Small Cap Growth Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

(For the calendar periods ended December 31, 2008)

	1 Year	5 Years	10 Years
Class A Shares
Return Before Taxes	(48.59)%	(5.99)%	5.89%
Return After Taxes on Distributions(1)	(48.59)%	(8.34)%	2.98%
Return After Taxes on Distributions and Sale of Fund Shares(1)	(31.58)%	(5.65)%	3.84%
Class B Shares(2)
Return Before Taxes	(48.70)%	(5.87)%	5.75%
Class C Shares
Return Before Taxes	(46.14)%	(5.04)%	5.89%
Russell 2000 Growth	(38.54)%	(2.35)%	0.76%
Lipper Small Cap Growth Funds Average	(42.11)%	(3.80)%	1.02%

(1)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(2)	Effective December 31, 2008, Class B Shares were no longer available for purchase by new or existing shareholders.

Past performance (before and after taxes) is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class A Shares, Class B Shares and Class C Shares.

PROSPECTUS / August 31, 2009	67

STOCK FUNDS

MTB SMALL CAP GROWTH FUND

Shareholder Fees

Fees Paid Directly From Your Investment

	Class A		Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	(1)	5.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None		None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None		None	None
Exchange Fee	None		None	None

(1)	For purchases over $1,000,000, a 1% CDSC may be imposed if redeemed within 18 months of purchase.

Annual Fund Operating Expenses (Before Waivers and Reductions)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

	Class A	Class B		Class C
Management Fee(2)	0.85%	0.85%		0.85%
Distribution (12b-1) Fee(3)	0.25%	0.75%		0.75%
Other Expenses(4)	0.58%	0.58%		0.58%
Total Direct Annual Fund Operating Expenses	1.68%	2.18%		2.18%
Acquired Fund Fees and Expenses(5)	0.01%	0.01%		0.01%
Total Direct and Acquired Annual Fund Operating Expenses(6)	1.69%	2.19%	(7)	2.19%

(1)	The percentages shown are based on expenses for the entire fiscal year ended April 30, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

(2)	The Advisor contractually agreed to waive a portion of the management fee through March 29, 2010. Effective March 30, 2010, any waivers of the management fee by the Advisor will be voluntary and, therefore, the Advisor may change or eliminate the waiver at any time.

(3)	A portion of the distribution (12b-1) fee for the Fund’s Class A Shares, Class B Shares and Class C Shares have been waived. The distributor can terminate this reduction at any time. The distribution (12b-1) fee paid by the Fund’s Class A Shares, Class B Shares and Class C Shares (after the reduction) were 0.20%, 0.75% and 0.00%, respectively, for the fiscal year ended April 30, 2009.

(4)	The shareholder services provider waived its entire fee for the Fund’s Class A Shares and a portion of its fee for Class C Shares. Additionally, the shareholder services provider did not charge, and therefore the Fund’s Class B Shares and Class C Shares did not accrue, a portion of its fee. The shareholder services provider can terminate this waiver and reduction at any time. Total other expenses paid by the Fund’s Class A Shares, Class B Shares and Class C Shares (after waiver and reduction) was 0.33%, 0.54% and 0.30% respectively, for the fiscal year ended April 30, 2009.

(5)	The Fund’s shareholders indirectly bear the expenses of the acquired fund in which the Fund invests. The Fund’s indirect expenses from investing in the acquired fund is based upon the average allocation of the Fund’s investments in the acquired fund and upon the actual operating expenses of the acquired fund (including any current waivers and expense limitations) from its most recent shareholder report. Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired fund and with other events that directly affect the expenses of the acquired fund.

(6)	The contractual waivers in effect through March 29, 2010, limit the Fund’s operation expenses to 1.06%, exclusive of distribution (12b-1) and shareholder service fees. After March 29, 2010, continuation of the waivers will be voluntary, and waivers may be changed or terminated after that date. However, it is expected that these waivers will voluntarily remain in effect until at least August 31, 2010. Additionally, the distributor and shareholder services provider did not charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2009.

Total Waivers and Reductions of Fund Expenses	0.43%	0.13%	0.97%
Total Direct and Acquired Annual Fund Operating Expenses (after waivers and reductions)(8)	1.26%	2.06%	1.22%

(7)	After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. Class A Shares pay lower operating expenses than Class B Shares.

(8)	The Total Actual Fund Operating Expenses (after waivers and reduction) paid by the Fund’s Class A Shares, Class B Shares and Class C Shares were 1.26%, 2.06% and 1.22% respectively, for the fiscal year ended April 30, 2009.

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended April 30, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since April 30, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of the Fund may be limited by voluntary waivers. These waivers may be changed or terminated at any time. Annualized expense ratios for the six-month period ending October 31, 2009 will be available in each Fund’s semi-annual report, which will be available on www.mtbfunds.com on or about December 31, 2009.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Class A Shares, Class B Shares and Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class A Shares, Class B Shares and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown for the Fund’s Class B Shares and Class C Shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s Class A Shares, Class B Shares and Class C Shares operating expenses are based upon the Total Direct and Acquired Annual Fund Operating Expenses (before waivers and reductions), as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A
Expenses assuming redemption	$712	$1,053	$1,417	$2,438
Class B
Expenses assuming redemption	$722	$985	$1,375	$2,397
Expenses assuming no redemption	$222	$685	$1,175	$2,397
Class C
Expenses assuming redemption	$229	$597	$1,090	$2,452
Expenses assuming no redemption	$129	$597	$1,090	$2,452

68	August 31, 2009 / PROSPECTUS

STOCK FUNDS

PRINCIPAL SECURITIES OF THE FUNDS

Principal Securities of the Funds

Stock Funds

The principal securities of each of the Funds listed below (each, a Stock Fund, and collectively, the Stock Funds) are marked with an “X”.

	International Equity Fund	Large Cap Growth Fund	Large Cap Value Fund	Mid Cap Growth Fund	Multi Cap Growth Fund	Small Cap Growth Fund
Equity Securities	X	X	X	X	X	X
Common Stocks	X	X	X	X	X	X
Preferred Stocks	X	X	X	X	X	X
Convertible Securities	X	X	X	X	X
Foreign Securities	X		X			X
Depositary Receipts		X	X	X	X
Derivative Contracts	X					X
Futures Contracts	X
Investing in Securities of Other Investment Companies	X	X	X	X	X	X
Short Sales		X		X	X	X

Managed Allocation Funds

The principal securities of each of the Funds listed below (each, a Managed Allocation Fund, and collectively, the Managed Allocation Funds) are marked with an “X”.

	Managed Allocation Fund— Aggressive Growth*	Managed Allocation Fund— Conservative Growth*	Managed Allocation Fund— Moderate Growth*
Equity Securities	X	X	X
Common Stocks	X	X	X
Preferred Stocks	X	X	X
Fixed Income Securities	X	X	X
Treasury Securities	X	X	X
Agency Securities	X	X	X
Corporate Debt Securities	X	X	X
Municipal Securities	X	X	X
Tax-Exempt Securities	X	X	X
Municipal Notes	X	X	X
Mortgage-Backed Securities	X	X	X
Collateralized Mortgage Obligations (CMOs)	X	X	X
Asset-Backed Securities	X	X	X
Zero Coupon Securities	X	X	X
Bank Instruments	X	X	X
Credit Enhancement	X	X	X
Foreign Securities	X	X	X
Depositary Receipts	X	X	X
Foreign Exchange Contracts	X	X	X
Foreign Government Securities	X	X	X
Investing in Securities of Other Investment Companies	X	X	X
Non-Investment Grade Securities	X	X	X

*	Through investment in the Underlying Funds

PROSPECTUS / August 31, 2009	69

PRINCIPAL SECURITIES OF THE FUNDS

Balanced Fund

The principal securities of the Balanced Fund are marked with an “X”.

Balanced Fund
Equity Securities	X
Common Stocks	X
Preferred Stocks	X
Fixed Income Securities	X
Treasury Securities	X
Agency Securities	X
Corporate Debt Securities	X
Mortgage Backed Securities	X
Foreign Securities	X

Bond Funds

The principal securities of each of the Funds listed below (each, a Bond Fund, and collectively, the Bond Funds) are marked with an “X”.

	Income Fund	Intermediate- Term Bond Fund	Maryland Municipal Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund	Short Duration Government Bond Fund	Short- Term Corporate Bond Fund	U.S. Government Bond Fund	Virginia Municipal Bond Fund
Fixed Income Securities	X	X	X	X	X	X	X	X	X
Treasury Securities	X	X				X	X	X
Agency Securities	X	X				X	X	X
Corporate Debt Securities	X	X				X	X	X
Mortgage Backed Securities	X	X				X	X	X
Asset Backed Securities	X	X				X	X	X
Tax-Exempt Securities			X	X	X				X
General Obligation Bonds			X	X	X				X
Special Revenue Bonds			X	X	X				X
Tax Increment Financing Bonds			X	X	X				X
Municipal Securities			X	X	X				X
Municipal Notes			X	X	X				X
Municipal Leases			X	X	X				X
Variable Rate Demand Investments			X	X	X				X
Swap Contracts—Credit Default Swaps	X	X					X

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PRINCIPAL SECURITIES OF THE FUNDS

Principal Securities of the Funds

The following list is a description of the principal securities in which the Funds may invest. More information on the principal and acceptable investments of the Funds is contained in the Funds’ Statement of Additional Information (SAI).

Equity Securities

Equity securities (stocks) represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the principal types of equity securities in which certain Funds may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock.

Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.

Fixed Income Securities

Fixed income securities (bonds) pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which a Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to

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the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset backed securities have prepayment risks.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker’s acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Advisor usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Convertible Securities

Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into Shares of common stock at a conversion price of $10 per share. If the market value of the Shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. A Fund may invest in convertible securities rated below investment grade. See “Risks Associated with Non-Investment Grade Securities” herein.

International Equity Fund, Mid Cap Growth Fund, Multi Cap Growth Fund and Large Cap Growth Fund treat convertible securities as both fixed income and equity securities for purposes of their investment policies and limitations, because of their unique characteristics.

Municipal Securities

Municipal securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax-exempt securities by their source of repayment.

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Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

A Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, a Fund may also invest directly in individual leases.

Tax-Exempt Securities

Tax-exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Interest income on such securities may be subject to the federal alternative minimum tax (AMT) for individuals and corporations.

General Obligation Bonds

General obligation bonds are supported by the issuer’s power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer’s authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality’s general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Tax Increment Financing Bonds

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants’ sales, and related tax collections, failed to increase as anticipated.

Municipal Notes

Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Variable Rate Demand Instruments

Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. A Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates and the repayment of their principal amount can be demanded.

Other Investments

Foreign Securities

Foreign securities are securities of issuers based outside the United States. An issuer is considered to be based outside the United States if:

•	it is organized under the laws of, or has a principal office located in, another country;

•	the principal trading market for its securities is in another country; or

•

it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded outside the United States. ADRs provide a way to buy Shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Foreign Exchange Contracts

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the International Equity Fund (an Underlying Fund) may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current

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PRINCIPAL SECURITIES OF THE FUNDS

exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund’s exposure to currency risks.

Foreign Government Securities

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government’s full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss.

Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund’s exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Funds may trade in the following types of derivative contracts.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset (or index) at a specified price, date, and time. Entering into a contract to buy an underlying asset (or index) is commonly referred to as buying a contract or holding a long position in the asset (or index). Entering into a contract to sell an underlying asset (or index) is commonly referred to as selling a contract or holding a short position in the asset (or index). Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

Swap Contracts

A swap contract (also known as a swap) is a type of derivative contract in which two parties (each, a Counterparty) agree to pay each other (swap) the returns derived from designated (or underlying) securities, currencies, commodities, financial indices or other assets (Reference Instruments). Swaps do not always involve the delivery of the Reference Instruments by either party, and the parties might not own the Reference Instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party’s payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names.

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OTHER INVESTMENT STRATEGIES

Credit Default Swaps

A credit default swap (CDS) is a type of swap agreement between two parties whereby one party (the Protection Buyer) agrees to make payments over the term of the CDS to the other party (the Protection Seller), provided that no designated event of default, restructuring or other credit related event (each a Credit Event) occurs with respect to the Reference Instrument, which is usually a particular bond or the unsecured credit of a particular issuer (the Reference Obligation). Many CDSs are physically settled, which means that if a Credit Event occurs, the Protection Seller must pay the Protection Buyer the full notional value, or “par value,” of the Reference Obligation in exchange for delivery by the Protection Buyer of the Reference Obligation or another similar obligation issued by the issuer of the Reference Obligation (the Deliverable Obligation). The Counterparties agree to the characteristics of the Deliverable Obligation at the time that they enter into the CDS. Alternately, a CDS can be “cash settled,” which means that upon the occurrence of a Credit Event, the Protection Buyer will receive a payment from the Protection Seller equal to the difference between the par amount of the Reference Obligation and its market value at the time of the Credit Event. The Fund may be either the Protection Buyer or the Protection Seller in a CDS. If the Fund is a Protection Buyer and no Credit Event occurs, the Fund will lose its entire investment in the CDS (i.e., an amount equal to the payments made to the Protection Seller over the term of the CDS). However, if a Credit Event occurs, the Fund (as Protection Buyer) will deliver the Deliverable Obligation and receive a payment equal to the full notional value of the Reference Obligation, even though the Reference Obligation may have little or no value. If the Fund is the Protection Seller and no Credit Event occurs, the Fund will receive a fixed rate of income throughout the term of the CDS. However, if a Credit Event occurs, the Fund (as Protection Seller) will pay the Protection Buyer the full notional value of the Reference Obligation and receive the Deliverable Obligation from the Protection Buyer. A CDS may involve greater risks than if the Fund invested directly in the Reference Obligation. For example, a CDS may increase credit risk since the Fund has exposure to both the issuer of the Reference Obligation and the Counterparty to the CDS. The Reference Instruments underlying each CDS will be of a credit quality at least equal to that of the credit quality required for investment in individual securities by the relevant Fund.

Short Sales

A Fund may make short sales of securities listed on one or more national exchanges or on the NASDAQ Stock Market. A short sale is the sale of a stock that the Fund does not own (or will borrow for delivery), because the Fund believes the stock will decline in price or the Fund wants to hedge against potential price volatility of the stock. If the price of the stock declines, the Fund can buy the stock at a lower price and will make a profit. If the price of the stock rises, the Fund will incur a loss. When the Fund sells short, it borrows the stock from a broker “on margin,” and must pay interest to the broker on the margin amount until the stock is replaced by the Fund. In no event will the Fund engage in short sales transactions if it would cause the market value of all of the Fund’s securities sold short to exceed 25% of its net assets. The value of the securities of any one issuer that may be shorted by the Fund is limited to the lesser of 2% of the value of the Fund’s net assets or 2% of the securities of any class of the issuer. The Fund may also “sell short against the box,” i.e., the Fund owns securities identical to those sold short. Short sales against the box are not subject to the 25% limitation. Short sales are speculative in nature, and may reduce returns or increase volatility.

Non-Investment Grade Securities

Securities rated BB+ or lower by Standard & Poor’s or Ba or lower by Moody’s are considered to be non-investment grade securities (junk bonds).

Investing In Securities Of Other Investment Companies

A Fund may invest its assets in securities of other investment companies, including exchange-traded funds (ETFs) and the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash. Conservative Growth Fund, Moderate Growth Fund and Aggressive Growth Fund intend to invest substantially all of their assets in Underlying Funds in order to achieve their investment goals.

The Shares of most ETFs are listed and traded on stock exchanges at market prices, although some Shares may be redeemable at net asset value for cash or securities. A Fund may invest in ETFs in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs generally do not charge initial sales charges or redemption fees but investors pay customary brokerage commissions and fees to buy and sell ETF Shares.

Pursuant to an SEC exemption, each of the Funds is permitted to invest in Shares of the MTB Money Market Funds as a means of managing their uninvested cash. These investments will cause a duplication of expenses. The Advisor may waive certain fees in connection with these investments.

Other Investment Strategies

Portfolio Turnover

Each Fund may actively trade its portfolio securities in an attempt to achieve its investment objective. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund’s trading costs and may have an adverse impact on a Fund’s performance.

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SPECIFIC RISKS OF INVESTING IN THE FUNDS

Temporary Defensive Investments

The Funds (except the Managed Allocation Funds) may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to fail to meet its investment objective and to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Interest income from temporary investments may be taxable to shareholders as ordinary income.

Investment Ratings For Investment Grade Securities

The Advisor or sub-advisor will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor’s, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer’s inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s or sub-advisor’s credit assessment that the security is comparable to investment grade.

Specific Risks of Investing in the Funds

Stock Market Risks

The value of equity securities in a Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund’s share price may decline.

The Advisor or sub-advisor attempts to manage market risk by limiting the amount a Fund invests in each company’s equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

Risks Related To Investing For Growth

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related To Investing For Value

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Furthermore, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related To Company Size

Generally, the smaller the market capitalization of a company, the fewer the number of Shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding Shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Interest Rate Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or

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market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Credit risk regarding credit default swap transactions includes the possibility that (i) a counterparty to such transaction will fail to meet its obligations; or (ii) the Fund, as seller of a swap, may be required to pay to its counterparty the entire notional value of the obligation underlying the swap in the event that such underlying obligation defaults.

Call Risks

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates.

Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Tax Risks

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund and Virginia Municipal Bond Fund to their shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Income from Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund and Virginia Municipal Bond Fund, may be subject to the alternative minimum tax (AMT).

Risks Of Non-Diversification

Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund and Virginia Municipal Bond Fund are non-diversified. Compared to diversified mutual funds, each of these Funds may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases a Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on a Fund’s Share price and performance.

Risks Associated With Non-Investment Grade Securities

The securities in which a Fund may invest may be rated below investment grade. Securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Maryland Investment Risks

Maryland Municipal Bond Fund emphasizes investments in Maryland and is more subject to events that may adversely affect Maryland issuers compared to funds that invest in multiple states.

Maryland’s economy is relatively diversified across the service, trade and government sectors. The high proportion of federal government jobs, which contributes to high wealth levels, made the state vulnerable to the recession and concurrent federal downsizing in the early 1990’s; however, Maryland’s economic growth rate has improved and is nearing the national average.

PROSPECTUS / August 31, 2009	77

SPECIFIC RISKS OF INVESTING IN THE FUNDS

New York Investment Risks

New York Municipal Bond Fund emphasizes investments in New York and is subject to events that may adversely affect New York issuers compared to funds that invest in multiple states. New York’s economy is large and diverse. While several upstate counties benefit from agriculture, manufacturing and high technology industries, New York City nonetheless still dominates the State’s economy through its international importance in economic sectors such as advertising, finance, and banking. Any major changes to the financial conditions of New York City would ultimately have an effect on the State.

Yields on New York municipal securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the State, counties, municipalities or City of New York could impact New York Municipal Bond Fund’s portfolio. The ability of this Fund to achieve its investment goals also depends on the continuing ability of the issuers of New York municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due.

Pennsylvania Investment Risks

Pennsylvania Municipal Bond Fund emphasizes investments in Pennsylvania and is more subject to events that may adversely affect Pennsylvania issuers.

Pennsylvania’s economy historically has been dependent upon heavy industry, but has diversified recently into various services, particularly into medical and health services, education and financial services. Agricultural industries continue to be an important part of the economy, including not only the production of diversified food and livestock products, but substantial economic activity in agribusiness and food-related industries. Service industries currently employ the greatest share of nonagricultural workers, followed by the categories of trade and manufacturing. Future economic difficulties in any of these industries could have an adverse impact on the finances of the Commonwealth or its municipalities, and could adversely affect the market value of the Pennsylvania exempt securities in the Pennsylvania Municipal Bond Fund or the ability of the respective obligors to make payments of interest and principal due on such Securities.

Virginia Investment Risks

Since the Fund invests primarily in issuers from Virginia, the Fund may be subject to additional risks compared to Fund that invest in multiple states. Virginia’s credit strength is based on its substantial resources, conservative financial and budget management, strong demographics and broad based economy. Virginia’s economy has strong ties to government and defense-related industries, as well as high technology industries, trade and tourism. Any downturn in these industries may adversely affect the economy of the state.

Risks Of Foreign Investing

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent Balanced Fund, International Equity Fund, Large Cap Value Fund and Small Cap Growth Fund and its Advisor and sub-advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund’s investments.

Risks Of Investing In Emerging Market Countries

Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

Currency Risks

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

78	August 31, 2009 / PROSPECTUS

HOW ARE SHARES PRICED?

Asset Allocation Risks

The Balanced Fund is subject to the risk that the Advisor’s asset allocation decisions between equity securities, on the one hand, and fixed income securities, on the other hand, will not anticipate market trends successfully. For example, investing too heavily in common stocks during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total returns.

Active Trading Risks

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you may pay.

Exchange-Traded Funds

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s Shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s Shares may not develop or be maintained; or (iii) trading of an ETF’s Shares may be halted if the listing exchange’s officials deem such action appropriate, the Shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Fund Expenses

Mutual fund portfolios bear charges for advisory fees and operational expenses. The Managed Allocation Funds and the Underlying Funds in which they invest each bear these expenses, so investors in the Managed Allocation Funds may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.

Affiliated Persons Risks

Each Managed Allocation Fund is subject to affiliated persons risk. In managing the Managed Allocation Funds, the Advisor has the authority to select and substitute the underlying funds in which the Managed Allocation Funds will invest. The Advisor is subject to conflicts of interest in allocating Fund assets among the various Underlying Funds both because the fees payable to it and/or its affiliates by some Underlying Funds are higher than the fees payable by other Underlying Funds and because the Advisor is also primarily responsible for managing the Underlying Funds. The Trustees and officers of the Funds may also have conflicting interests in fulfilling their fiduciary duties to both the Funds and the Underlying Funds.

Pursuant to an SEC exemption, the Funds are permitted to invest in Shares of the Money Market Funds as a means of managing uninvested cash. These investments will cause a duplication of expenses. The Advisor may waive certain fees in connection with these investments.

Leverage Risks

Leverage risk is created when an investment exposes the Fund to a level or risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Close Out Risks

In a short sale transaction, close out risk is created by the ability of the broker to request at any time that the Fund close out its short position in the security. The broker’s call request would force the Fund to purchase the security at its current market price, and thus could result in a loss to the Fund.

How are Shares Priced?

The Trust offers eight classes of Shares: Class A Shares, Class A2 Shares, Class B Shares, Class C Shares, Class S Shares, Corporate Shares, Institutional I Shares and Institutional II Shares. Effective December 31, 2008, Class B Shares were no longer available for purchase by new or existing shareholders. All Share classes have different sales charges and other expenses, which affect their performance. Each Share class represents interests in a single portfolio of securities. This prospectus relates only to Class A Shares, Class B Shares, and Class C Shares as shown in the chart below. The differences between the three classes relate to the timing and amount of asset-based sales charges and other expenses which an investor bears directly or indirectly as a shareholder. Contact your financial intermediary or call the Trust at 1-800-836-2211 for more information about Class A2 Shares, Corporate Shares, Institutional I Shares, Institutional II Shares and Class S Shares.

FUND	Class A Shares	Class B Shares	Class C Shares
Small Cap Growth Fund	X	X	X
Bond, Balanced, and Stock Funds	X	X
Virginia Municipal Bond Fund	X

PROSPECTUS / August 31, 2009	79

HOW ARE SHARES PRICED?

The net asset value (NAV) of Shares of the Bond, Balanced and Stock Funds fluctuates and is generally based upon the market value of portfolio securities and other assets of the Fund. The NAV is determined at the end of regular trading of the New York Stock Exchange (NYSE), which is generally 4:00 p.m. (Eastern time) but may vary due to market circumstances or other reasons (NYSE Close) on each day the NYSE is open. Equity securities are generally valued according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter (OTC) market). Fixed income securities are generally valued according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at time of purchase may be valued at amortized cost. Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the OTC market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. Investments in other open-end registered investment companies are valued at net asset value.

Trading in foreign securities may be completed at times which vary from the NYSE Close. In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the NYSE Close. Certain foreign currency exchange rates may also be determined at the latest rate prior to the NYSE Close. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern time, on the day the value of the foreign security is determined. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the NYSE Close. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value determined in good faith by the Fund’s Board, although the actual calculation may be done by others. If a Fund owns foreign securities that trade in foreign markets on days the NYSE is closed, or if the NYSE closes earlier than 4:00 p.m. Eastern time, the value of these securities, and therefore the Fund’s assets, may change on days or at times you cannot purchase, redeem or exchange Shares of such Fund. In all cases, the Funds’ Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value.

A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Fund’s Advisor determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when the Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds’ Board has authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

80	August 31, 2009 / PROSPECTUS

HOW ARE SHARES PRICED?

To the extent any Fund invests in other investment companies, the prospectuses for those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Sales Charge When You Purchase Class A Shares

The Class A Shares of all the Funds bear front-end sales charges. The term “offering price” includes the “front-end sales load.” When the Funds receive your purchase request in proper form (as described in this prospectus), it is processed at the next calculated NAV plus any applicable front-end sales charge as is shown in the tables below.

Class A Shares of each Stock Fund and the Balanced Fund are sold at their NAV next determined after an order is received, plus a sales charge as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.25%	4.44%
$100,000 but less than $250,000	3.25%	3.36%
$250,000 but less than $500,000	2.25%	2.30%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater*	0.00%	0.00%

Class A Shares of Managed Allocation Fund-Aggressive Growth are sold at their NAV next determined after an order is received, plus a sales charge as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $50,000	5.00%	5.26%
$50,000 but less than $100,000	4.00%	4.17%
$100,000 but less than $250,000	3.00%	3.09%
$250,000 but less than $500,000	2.00%	2.04%
$500,000 but less than $1 million	1.00%	1.01%
$1 million or greater*	0.00%	0.00%

Class A Shares of each Bond Fund (except for Short Duration Government Bond Fund and Short-Term Corporate Bond Fund) and Managed Allocation Fund-Moderate Growth are sold at their NAV next determined after an order is received, plus a sales charge as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	3.00%	3.09%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater*	0.00%	0.00%

Class A Shares of Managed Allocation Fund-Conservative Growth are sold at their NAV next determined after an order is received, plus a sales charge as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $100,000	4.00%	4.17%
$100,000 but less than $250,000	3.00%	3.09%
$250,000 but less than $500,000	2.00%	2.04%
$500,000 but less than $1 million	1.00%	1.01%
$1 million or greater*	0.00%	0.00%

Short Duration Government Bond Fund and Short-Term Corporate Bond Fund are sold at their NAV next determined after an order is received, plus a sales charge as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $50,000	3.00%	3.09%
$50,000 but less than $100,000	2.50%	2.56%
$100,000 but less than $250,000	2.25%	2.30%
$250,000 but less than $500,000	1.75%	1.78%
$500,000 but less than $1 million	1.25%	1.27%
$1 million or greater*	0.00%	0.00%

*	Except for Large Cap Value Fund, if you make an investment of $1,000,000 or more at net asset value in Class A Shares, and you redeem all or any portion of your Shares at any time within the 18-month period beginning on the first day of the calendar month following the month in which you made your purchase, your redemption proceeds will be subject to a 1.00% CDSC. Exchanges do not trigger the CDSC. In addition, if your investment professional waives receipt of the NAV advanced commission payment described below and notifies the Fund, this CDSC will not apply. The CDSC will be calculated using the share price at time of purchase.

Class A Shares NAV Commission Payments

Your investment professional is entitled to receive an advanced commission payment on sales of $1 million or more of Class A Shares of the Funds as follows:

Stock, Balanced and Managed Allocation Funds*

Purchase Amount	Advance Commission as a Percentage of Public Offering Price
$1 million—$2,999,999.99	1.00%
$3 million up to $4,999,999.99	0.50%
Over $5 million	0.25%

Bond Funds

Purchase Amount	Advance Commission as a Percentage of Public Offering Price
$1 million—$2,999,999.99	0.75%
$3 million up to $4,999,999.99	0.50%
Over $5 million	0.25%

*	Excluding Large Cap Value Fund which pays no commission on NAV trades.

PROSPECTUS / August 31, 2009	81

HOW ARE SHARES PRICED?

The following reductions and eliminations of sales charges apply only to Class A Shares.

The sales charge at purchase may be reduced by:

•

purchasing Shares in greater quantities to reduce the applicable sales charge (purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined);

•	combining concurrent purchases of Shares:

•	by you, your spouse, and your children under age 21; or

•	of the same share class of two or more MTB Funds (other than money market funds);

•	accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or

•

signing a Letter of Intent (LOI) committing to purchase a certain dollar amount of the same class of Shares within a 13 month period to combine such purchases in calculating the sales charge. The Fund’s custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the LOI, the custodian will release the Shares in escrow to your account. If you do not fulfill the LOI, the custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

The sales charge may be eliminated when you purchase Shares:

•	by exchanging Shares from the same share class of another MTB Fund (other than a money market fund);

•	through wrap accounts or other investment programs where you pay the investment professional directly for services;

•	through investment professionals that receive no portion of the sales charge;

•

as a current or retired/former Trustee, Director or employee of the Fund, the Advisor, the Distributor, the Sub-advisor and their affiliates, M&T Bank Corporation and their subsidiaries and the immediate family members of these individuals. (Immediate family member is defined as any parent, spouse of a parent, child, spouse of a child, spouse, brother or sister, and includes step and adoptive relationships of these people) because there are nominal sales efforts associated with their purchases;

•	as an employee of a dealer which has a selling group agreement with the Distributor and consents to such purchases;

•

with respect to former holders of the FBR Maryland Tax-Free Portfolio and FBR Virginia Tax-Free Portfolio who participated in the Reorganization of either Portfolio into Class A Shares of the corresponding MTB Maryland Municipal Bond Fund or MTB Virginia Municipal Bond Fund (such holders may purchase Class A Shares of any MTB mutual fund without paying a sales charge); or

•	as an investor referred by any sub-advisor to the Funds.

If your investment qualifies for a reduction or elimination of the sales charge, you or your financial intermediary must notify the Fund’s Distributor, ALPS Distributors, Inc., or MTB Funds Shareholder Services at time of purchase. If the Distributor or MTB Funds Shareholder Services is not notified at the time of purchase, you may receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

Sales Charge When You Redeem Class B Shares Or Class C Shares

Class B Shares and Class C Shares are not subject to front-end sales charges. Generally, absent confirmation by the shareholder, orders for $100,000 or more of Class B Shares or $1 million or more of Class C Shares will be rejected or invested in Class A Shares instead of Class B Shares or Class C Shares to maximize your returns and minimize sales charges and marketing fees. Class B Shares and Class C Shares are subject to CDSCs.

Your redemption proceeds with respect to Class B Shares may be reduced by a sales charge, commonly referred to as a CDSC if you redeem them within the following times from the purchase date:

Shares Held Up To:	Class B Shares—CDSC
1 year	5.00%
2 years	4.00%
3 years	3.00%
4 years	3.00%
5 years	2.00%
6 years	1.00%
7 years or more	0.00%

Class B Shares convert to Class A Shares (which pay lower ongoing expenses) eight years after purchase. This is a non-taxable event.

Class B Shares acquired in exchanges will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires.

You will be charged a 1.00% CDSC (except as noted below) when redeeming Class C Shares within one year of purchase. You will not be charged a CDSC when redeeming Shares:

•	purchased with reinvested dividends or capital gains;

•	if you exchange Class B Shares into the Class B Shares of another MTB Fund where the Shares were held for the applicable CDSC holding period;

•	purchased through financial intermediaries who did not receive advanced sales commission payments;

82	August 31, 2009 / PROSPECTUS

HOW TO PURCHASE, REDEEM, AND EXCHANGE SHARES

•	if, after you purchase Shares, you become disabled, as defined by the IRS;

•	if the redemption qualified under the Systematic Withdrawal Program;

•	if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;

•	if your redemption is a required retirement plan distribution;

•	representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70 1/2; or

•	upon the death of the last surviving shareholder of the account.

If your redemption qualifies, you or your financial intermediary should notify the Distributor or the Funds at the time of redemption to eliminate the CDSC. If the Distributor or the Funds are not notified, the CDSC will apply.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

•	Shares that are not subject to a CDSC (which would include any Class A Shares into which Class B Shares were converted); and

•

Shares held the longest (to determine the number of years your Class B Shares have been held, include the time you held Class B shares of other MTB Funds that have been exchanged for Shares of this Fund).

The CDSC is then calculated using the Share price at time of purchase or redemption, whichever is lower.

Keep in mind that financial intermediaries may charge you additional fees for their services in connection with your Share transactions.

How to Purchase, Redeem, and Exchange Shares

When the NYSE is open for business, you may purchase, redeem, or exchange Shares by phone, mail, or wire through your financial intermediary or the Trust, subject to daily cutoff times. Your order will be processed at the next calculated NAV, plus any sales charges or less any CDSC as applicable, after your order request is received by the Fund or its designated agent in proper form. The NYSE is closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. In addition to the scheduled NYSE holidays noted above, the Federal Reserve wire system is scheduled to be closed on the following days: Columbus Day and Veterans’ Day. The Funds do not issue share certificates and they reserve the right to reject any purchase request for any reason.

The Funds will only accept purchases from residents of the United States (including Guam, Puerto Rico, and the U.S. Virgin Islands) with U.S. mailing addresses.

To help the government fight the funding of terrorism and money laundering activities and to verify your identity, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

Purchasing Shares

If you would like to purchase Shares of an MTB Fund for the first time, please consult a financial professional in your area. If you do not have a financial professional, please call the MTB Funds Shareholders Services department at 1-800-836-2211.

Minimum Initial Investment Amount:	$500
Minimum Subsequent Investment Amount:	$25
Minimum Balance	$250

The minimum initial and subsequent investment amounts may be waived or lowered from time to time.

Accounts With Low Balances

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $250. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum account balance required.

Through Your Financial Intermediary

Shareholders normally purchase Shares through investment professionals and different types of customer accounts at financial intermediaries. You should read this prospectus together with any agreements between you and your financial intermediary to learn about procedures to follow, the services provided, the fees charged for those services, required earlier cutoff times than shown in this prospectus, and any restrictions and limitations imposed.

Directly With MTB Funds

To purchase Shares directly with the Trust, please call Shareholder Services at 1-800-836-2211.

Transactions by Telephone

Once your account is established, you may purchase, redeem or exchange Shares by telephone unless you have declined this privilege on your account application. Please call Shareholder Services at 1-800-836-2211 to transact by telephone.

The Funds reserve the right to modify or terminate telephone redemption and exchange privileges at any time.

Shareholders will be notified prior to any modification or termination. Your telephone instructions may be electronically recorded for your protection. Shareholders who

PROSPECTUS / August 31, 2009	83

HOW TO PURCHASE, REDEEM, AND EXCHANGE SHARES

purchase Shares by telephone or accept the telephone redemption or exchange privilege authorize the Trust and its agents to act upon their telephonic instructions for any account for which they have authorized such services. Redeeming or exchanging Shares over the telephone is convenient, but not without risk. Although the Funds have created certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following phone instructions we reasonably believe to be genuine. If you transact with the Fund over the telephone, you will generally bear the risk of any loss.

Payment Methods

Payment may be made by check, Federal Reserve System wire, or Automated Clearing House (ACH). Please see “Limitations on Redemption Proceeds” below for information on how your form of payment may impact the timing of redemption payments. Where a Fund offers more than one Share class and you do not specify the class choice on your form of payment, you generally will receive Class A Shares. Each payment must be accompanied by your name, the Fund’s name and Share class, and your account number (if established).

By Check

Current shareholders can purchase additional Shares by sending a check to the Trust accompanied by purchase instructions. Make your check payable to (Name of the Fund and Class of Shares) and mail it to the Trust along with your application.

MTB Group of Funds

P.O. Box 44489

Denver, CO 80201

If you are not a current shareholder, please call Shareholder Services at 800-836-2211 for information on how to purchase Shares. Purchase orders by mail for non-Money Market Funds are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check is received. However, payment may be delayed up to seven business days to allow your purchase payment to clear.

The Funds do not accept cash, money orders, credit cards, travelers checks, or third party checks (for example, checks that are either not from the investor or made payable to a third party and endorsed over to the Trust).

By Federal Reserve System Wire

Once your account is established, ask your bank to wire money to the Fund’s custodian bank, accompanied by purchase instructions. For additional purchases, wire your money along with your fund and account number. Wire orders will only be accepted on days on which the Funds, M&T Bank, and the Federal Reserve wire system are open for business. Some financial institutions may charge a fee for wire services. The Funds also reserve the right to charge a processing fee for wire transfers. Below is a chart that shows the different cutoff times for processing Fund purchases and what it means to you. The Funds are not responsible for delays in the receipt of wires.

FUND TYPE	Your Purchase Request in Proper Order/ Federal Funds Received Before: (Eastern time)	Results in:	Your Purchase Request in Proper Order and Federal Funds Received After: (Eastern time)	Results in:
Bond, Balanced and Stock Funds	NYSE Close	Receive that day’s closing NAV	NYSE Close	Receive next calculated NAV

Send your wire to:

The Bank of New York Mellon

New York, NY

Dollar Amount of Wire

ABA Number 021000018

Account Number 8900668229

Attn: (MTB Fund Name)

Wire Order Number, Dealer Number or Group Number Nominee/Institution Name

Further Credit To: (MTB Account name and number)

By ACH

Once your account is established, you may purchase Fund Shares by transferring money via ACH from your checking or savings account to your Fund account. You will not begin earning dividends on Funds Shares until the ACH transaction settles, which could be as soon as the next business day.

Systematic Investment Program

Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $25 or more through automatic deductions from your checking or savings account. To sign up for this program, please call MTB Funds for an application.

Redeeming Shares

To redeem Shares you must provide us with your name, the Fund’s name and Share class, your account number, the number of Shares or dollar amount you wish to redeem, and your choice of Payment Option. If you do not specify a Payment Option, a check will be mailed to you at your address of record. Redemption requests for Shares held through an IRA account must be made by mail and not by phone.

By Telephone

To redeem Shares by telephone, please call Shareholder Services at 1-800-836-2211. You are automatically eligible to make telephone redemptions unless you decline the privilege at the time you open your account. It is recommended that you provide the necessary information for the telephone redemption option on your initial application. If you do not do this and later wish to take advantage of the telephone redemption privilege, call the Trust for authorization forms.

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The Trust limits telephone redemptions to the address of record to $50,000. Telephone redemption requests above $50,000 may be transferred to a linked bank account on record. Otherwise, you must submit a written request with a Medallion signature guarantee. Please contact MTB Shareholder Services for further information.

By Mail

Send your written request to MTB Funds.

MTB Group of Funds

P.O. Box 44489

Denver, CO 80201

Payment Options

You may receive your redemption proceeds by check, Federal Reserve System wire, or ACH transfer to your designated bank account. See “Limitations on Redemption Proceeds” below for additional information about payment of redemption proceeds.

The Funds reserve the right to charge a fee for outgoing wires and overnight check requests. The Funds may, in their discretion, waive this fee under special circumstances.

By Check

Normally, a check for redemption proceeds is mailed within one business day after your redemption order is received, but in no event more than seven business days after receipt of a proper redemption request.

By Federal Reserve System Wire

Wire transfers of redemption proceeds can only be made on days on which the Federal Reserve wire system, M&T Bank, and the Funds are open for business. Certain financial institutions may charge a fee for the receipt of wire transfers. The Funds also reserve the right to charge a processing fee for wire transfers. Below is a chart that shows the different cutoff times for processing Fund redemptions by wire and what it means to you.

FUND TYPE/NAME	Your Redemption Request in Proper Order Received Before: (Eastern time)	Results in:	Your Redemption Request in Proper Order Received After: (Eastern time)	Results in:
Bond, Balanced and Stock Funds	NYSE Close	Receive that day’s closing NAV	NYSE Close	Receive next calculated NAV
		Next day wire		Second day wire

By ACH

You may have redemption proceeds sent directly to your checking or savings account via ACH transfer from the Fund. If you place your order by 4:00 p.m. (Eastern time), you generally will receive that day’s closing NAV. Since ACH transfers are processed overnight, you will not receive redemption proceeds until at least the second business day.

Systematic Withdrawal Program

You may automatically redeem Shares in a minimum amount of $50 on a regular basis. Your account must be worth at least $10,000 at the time the program is established (multiple Class B Share accounts cannot be aggregated to meet this minimum balance). This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A or Class C Shares subject to a sales charge while redeeming Shares using this program. For more information and an application form for this program call the Trust.

Generally, Class B Shares and Class C Shares systematically withdrawn will be subject to CDSC. However, a CDSC will not be charged on systematic redemptions of Class B Shares or Class C Shares if:

•

Shares redeemed are 12% or less of the account value in a single year. In measuring the redemption percentage, your account is valued when you establish the systematic redemption program and then annually at calendar year-end; and

•	the account is at least one year old; and

•	all dividends and capital gains distributions are reinvested.

Additional Conditions

Signature Guarantees

For your protection, the Trust requires the Medallion Guarantee (STAMP 2000 Medallion Guarantee) on written requests and instructions:

•	when you are requesting a redemption by check of $50,000 or more;

•	when you want a redemption to be sent to an address or bank account other than the one you have on record with the Fund;

•	when you want the redemption payable to someone other than the shareholder of record; or

•	when you request a bank account to be linked to your MTB Fund (all bank account owners must sign).

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker-dealer that is a domestic stock exchange member, but not by a notary public.

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HOW TO PURCHASE, REDEEM, AND EXCHANGE SHARES

Limitations on Redemption Proceeds

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

•	to allow your purchase to clear (as discussed below);

•	during periods of market volatility;

•	when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets;

•	during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.

If you request a redemption of Shares recently purchased by check (including a cashier’s check or certified check) or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be cancelled and you will be responsible for any losses incurred by the Fund as a result of your cancelled order.

In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

•	when the NYSE is closed, other than customary weekend and holiday closings;

•	when trading on the NYSE is restricted, as determined by the SEC; or

•	in which an emergency exists as determined by the SEC, so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable.

You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

Redemption In Kind

Although the Funds intend to pay Share redemptions in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

Redemption From Retirement Accounts

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

Exchanging Shares

You may exchange Shares of a Fund for the same Share class of another MTB Fund. All exchange requests must include your name and account number, the Fund’s name and Share class, the number of Shares or dollar amount you wish to exchange and the name of the Fund into which the exchange is to be made.

In order to exchange Shares you must submit your request in proper form and:

•	meet the minimum initial investment requirements (if the exchange results in the establishment of a new account);

•	establish an account in the Fund you want to acquire if you do not have an account in that Fund;

•	ensure that the account registrations are identical;

•	receive a prospectus for the Fund into which you wish to exchange; and

•	only exchange into a Fund that may be legally sold in your state of residence.

An exchange is treated as a redemption and subsequent purchase and is a taxable transaction. The Funds may modify or terminate the exchange privilege at any time, and shareholders will be notified prior to any modification or termination.

Class A Share Exchanges

Exchanges at NAV

If you exchange between Funds with different sales charges, the exchange will be made at NAV. However, you would pay applicable sales charges when exchanging Shares from one of the Money Market Funds into one of the Bond, Balanced, or Stock Funds.

If you paid a sales charge once (including Shares acquired through reinvestment of dividends and capital gains), you will not have to pay the sales charge again upon exchange. This is true even if you exchange out of a Fund with a sales charge, then into a Fund without a sales charge and back into a Fund with a sales charge.

If you formerly were a holder of Shares of FBR Maryland Tax-Free Portfolio or FBR Virginia Tax-Free Portfolio and participated in the Reorganization of either Portfolio into Class A Shares of MTB Maryland Municipal Bond Fund or MTB Virginia Municipal Bond Fund, you may exchange such Class A Shares into Class A Shares of any other MTB Funds at NAV. In addition, you may purchase Class A Shares of any MTB Fund without paying a sales charge. In order to exchange into or purchase Class A Shares of any MTB Fund without paying a sales charge (where a sales charge would otherwise be imposed), you or your financial intermediary must notify ALPS Distributors, Inc. or MTB Funds Shareholder Services at the time of the transaction, except that such notice is not required to purchase additional Class A Shares of MTB Maryland Municipal Bond Fund or MTB Virginia Municipal Bond Fund without a sales charge if you became a shareholder of such Fund as part of the Reorganization.

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HOW TO PURCHASE, REDEEM, AND EXCHANGE SHARES

Exchanges Subject to a Sales Charge

If you invested in a Fund without a sales charge, and exchange into a Fund with a sales charge, you will be assessed the applicable sales charge when you make the exchange. However, the sales charge will not be applied to any Shares that you acquired through reinvestment of dividends and capital gains. Dividends of the Class A Shares of the Money Market Funds can be reinvested into Class A Shares of any other MTB Fund at NAV at time of payment.

Class B Share Exchanges

Although effective December 31, 2008, Class B Shares were no longer available for purchase by new or existing shareholders, you may exchange Class B Shares from one Fund to Class B Shares of another at NAV without any sales charge. The time you held the original Class B Shares will be added to the time you held the exchanged-for Class B Shares for purposes of calculating any applicable CDSC when you ultimately redeem those Shares.

By Telephone

To request an exchange, and for additional information about the exchange privilege, call the Trust. Below is a chart that shows the cutoff time for processing Fund exchanges and what it means to you.

FUND TYPE	Your Exchange Request in Proper Order Received Before: (Eastern time)	Results in:	Your Exchange Request in Proper Order Received After: (Eastern time)	Results in:
All Funds	NYSE Close	Same day exchange	NYSE Close	Next day exchange

You will not receive a dividend from the Fund into which you are exchanging on the date of the exchange.

You will automatically be eligible for phone exchanges, unless you decline this privilege at the time you open your account. It is recommended that you provide the necessary information for the phone exchange option on your initial application. If you do not do this and later wish to take advantage of the privilege, call the Trust for authorization forms.

By Mail

Send your written request to

MTB Group of Funds

P.O. Box 44489

Denver, CO 80201

Systematic Exchange Program

You may exchange Shares from one Fund into the same share class of another Fund on a monthly, quarterly or annual basis. Exchanges must be at least $25 and are subject to limitations as described above. For more information and an application form for this Program, call the Trust.

Frequent Trading Policies

Excessive trading into and out of a Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt a Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs, and affect the timing and amount of taxable gains distributed by the Fund. Investors or brokers engaged in such trading may also seek to profit by anticipating changes in the Fund’s NAV in advance of the time as of which NAV is calculated.

The Funds’ Board has approved policies and procedures intended to discourage excessive trading of the Fund’s Shares. The Funds monitor trading in Shares in an effort to identify disruptive trading activity. Whether or not the specific testing criteria or monitoring limits proscribed by the policies and procedures are exceeded, the Funds’ management or Advisor may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder or broker is engaged in excessive trading that is or could be detrimental to the Funds and other shareholders and may preclude the shareholder or broker from making further purchases or exchanges of Shares. No matter how the Funds define their testing criteria for, or monitoring limits on, excessive trading of Shares, other purchases and sales of Shares may have adverse effects on the management of a Fund’s portfolio and its performance.

The Funds’ excessive trading restrictions do not apply to purchases and sales of Shares of MTB Group of Funds (Underlying Funds) by the MTB Managed Allocation Funds. Allocation changes of the investing MTB Managed Allocation Fund are monitored by MTBIA management, and the managers of the Underlying Fund must determine that there is no material adverse impact on the Underlying Fund or its shareholders. The intent of this exception is to allow managers of the MTB Managed Allocation Funds to accommodate cash flows that result from non-abusive trading in the MTB Managed Allocations Funds, and to reallocate portfolio investments of MTB Managed Allocation Funds among various Underlying Funds in accordance with the investment objectives of the MTB Managed Allocation Funds, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nevertheless, as with any trading in Fund Shares, purchases and redemptions of Underlying Fund Shares by the MTB Managed Allocation Funds could adversely affect the management of the Underlying Fund’s portfolio and its performance.

The Advisor will provide to the Funds’ Board a quarterly report of all occurrences deemed to be excessive trading during the preceding quarter, and a description of any action taken with respect thereto.

PROSPECTUS / August 31, 2009	87

ACCOUNT AND SHARE INFORMATION

Account and Share Information

Corporate Resolutions

Corporations and certain other organizations are required to furnish evidence of the authority of persons designated on the account application to effect transactions on behalf of the organization.

Confirmations and Account Statements

You will receive written confirmation of purchases, redemptions and exchanges (except systematic transactions). Shareholders also will receive quarterly statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

Retirement Investments

Shares of the Funds can be purchased as an investment for retirement plans or IRA accounts. You may be subject to an annual IRA account fee. Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund and Virginia Municipal Bond Fund are generally not appropriate for retirement plans or IRA accounts. For further details, contact MTB Funds and consult a tax advisor.

Distribution of Fund Shares

ALPS Distributors, Inc. (Distributor), whose address is 1290 Broadway, Suite 1100 Denver, CO 80203, serves as the Distributor of the Funds offered by this prospectus.

The Fund’s Distributor markets the Shares described in this prospectus to institutions or individuals, directly or through a financial intermediary that has an agreement with the Distributor. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to financial intermediaries. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to financial intermediaries for marketing and servicing Shares. Financial intermediaries include the Advisor and its affiliates. You should consult your financial intermediary to determine what types of compensation it may receive for selling Fund Shares.

Rule 12b-1 Plans

The Funds have adopted a Rule 12b-1 Plan (Plan) on behalf of Class A Shares, Class B Shares and Class C Shares offered by this prospectus, which allows them to pay distribution fees to financial intermediaries (which may be paid through the Distributor) at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A Shares and up to 0.75% of the average daily net assets of the Funds’ Class B Shares and Class C Shares, for the sale, distribution, administration, customer servicing and recordkeeping of these Shares. These fees may be paid to the Distributor, the Advisor and their affiliates. In the case of Class B Shares and Class C Shares, the Plan may also be used to compensate the Distributor, the Advisor, a sub-advisor, their affiliates or financial intermediaries for commissions advanced on the sale of those Shares. The Funds may waive or reduce the maximum amount of Rule 12b-1 fees it pays from time to time in their sole discretion. In addition, a financial intermediary (including the Distributor, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they may be entitled. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other Shares with different sales charges and marketing fees.

Shareholder Services Plans

The Funds have adopted a Shareholder Services Plan on behalf of Class A Shares, Class B Shares, and Class C Shares, which is administered by ALPS Distributors, Inc. to pay service fees to financial intermediaries (which may include the Distributor, the Advisor or their affiliates) for providing services to the Funds and their shareholders and maintaining shareholders accounts. M&T Securities, Inc. (M&T Securities) has entered into a shareholder services agreement with ALPS Distributors, Inc. under which it is entitled to receive a shareholder services fee for acting as shareholder servicing agent for the Funds, including providing shareholder assistance, and communicating or facilitating purchases and redemptions of Shares, and distributing prospectuses and other information.

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ACCOUNT AND SHARE INFORMATION

Additional Payments to Financial Intermediaries

The Advisor and its affiliates may pay out of their own reasonable resources and legitimate profits amounts (including items of material value) to certain financial intermediaries (including the Distributor) to support the sale of Shares or provide services to the Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or its employees or associated persons to recommend or sell Shares of the Fund to you. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ prospectus because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or shareholder service fee arrangement. Contact your financial intermediary for information about any payments it receives from the Distributor, the Advisor, their affiliates, or the Fund and any services the financial intermediary provides. The SAI contains additional information on the types of additional payments that may be paid.

Dividends and Capital Gains

FUND	Dividends Declared/ Dividends Paid
International Equity Fund, Large Cap Growth Fund, Managed Allocation Fund – Aggressive Growth Managed Allocation Fund – Moderate Growth, Mid Cap Growth Fund, Multi Cap Growth Fund, Small Cap Growth Fund	Annually/Annually
Balanced Fund, Large Cap Value Fund, Managed Allocation Fund – Conservative Growth	Quarterly/Quarterly
Income Fund, Intermediate-Term Bond Fund, Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund, Short Duration Government Bond Fund, Short-Term Corporate Bond Fund, U.S. Government Bond Fund, Virginia Municipal Bond Fund	Daily/Monthly

Only shareholders of a Fund on the record date are entitled to receive payments of dividends and/or capital gains.

In addition, each Fund intends to pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If the Funds receive returned mail from the address to which cash distributions are being mailed, a second attempt will be made to deliver the proceeds. After a second postal return, your account will be coded to reinvest all future distributions until such time that a correct address is provided.

If you purchase Shares just before a Fund declares a dividend (other than a Fund that declares dividends daily) or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain.

Tax Information

The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Tax information will be mailed to you on or before January 31 each year. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets.

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WHO MANAGES THE FUNDS?

The Funds’ distributions are expected to be as follows:

FUND	Distributions Are Expected To Be Primarily:
International Equity Fund, Multi Cap Growth Fund, Small Cap Growth Fund	Capital Gains
Balanced Fund,
Large Cap Growth Fund,
Large Cap Value Fund,
Managed Allocation Fund – Aggressive Growth,
Managed Allocation Fund – Conservative Growth,
Managed Allocation Fund – Moderate Growth,
Mid Cap Growth Fund
Dividends and Capital Gains

Income Fund, Intermediate-Term Bond Fund,
Maryland Municipal Bond Fund, New York

Municipal Bond Fund, Pennsylvania Municipal
Bond Fund, Short Duration Government Bond Fund,
Short-Term Corporate Bond Fund, U.S. Government
Bond Fund, Virginia Municipal Bond Fund

Dividends

It is anticipated that distributions for New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and Virginia Municipal Bond Fund will be primarily dividends that are exempt from federal income tax, although a portion of each Fund’s dividends may not be exempt. Dividends may be subject to state and local taxes, although each of these Funds’ dividends will be exempt from New York, Pennsylvania, Maryland, or Virginia state personal income tax to the extent that they are derived from interest on obligations exempt from New York, Pennsylvania, Maryland, or Virginia personal income taxes, respectively.

Redemptions and exchanges are taxable sales. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Please consult your tax advisor regarding your federal, state, and local tax liability.

Portfolio Holdings Information

Information concerning each Fund’s portfolio holdings is available in the “Funds & Performance” section of the Trust’s website at www.mtbfunds.com. A complete listing of each Fund’s portfolio holdings as of the end of each month is posted on the website approximately 30 days after the end of the month and remains there until it is replaced with information for the next month. You may access this from the “Funds & Performance” page: click on “Fund Holdings,” choose from the menu of “Equity Fund Holdings,” “Fixed Income Holdings,” or “Money Market Fund Holdings,” and select the name of the Fund from the appropriate menu.

Summary portfolio composition information as of the close of each quarter is posted on the website approximately 30 days after the end of the quarter and remains there until replaced by the information for the succeeding quarter. The summary portfolio composition information may include the following types of information, but is subject to change:

•	For Stock Funds, Bond Funds and Balanced Fund, identification of the Fund’s top ten holdings;

•	For Stock Funds, Bond Funds, Balanced Fund, and Money Market Funds, percentage breakdowns of the portfolio holdings by sector, credit quality, and/or country, as applicable;

•	For each Managed Allocation Fund, percentage breakdowns of the portfolio by underlying MTB Fund investment.

You may access this from the “Funds & Performance” page: click on “Class A, B and C Funds Quarterly Fact Sheets,” and select the appropriate link opposite the name of the Fund. You may also access a complete set of these monthly/quarterly fact sheets by clicking on “Prospectus and Fund Guide” and selecting “Retail Fund Guide.”

In addition, each Fund’s annual and semi-annual reports contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. You may access this from the “Funds & Performance” page: click on “Prospectuses & Regulatory Literature” and select the desired report from the following options: “Semi-Annual Report Money Market Funds,” “Semi-Annual Report” or “Annual Report.” Each Fund prepares a report on Form N-Q of its portfolio holdings as of the end of the Fund’s first and third fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. Each of these fiscal quarter reports containing complete listings of the Fund’s portfolio holdings is filed with the SEC within 60 days of the end of the reporting period at the SEC’s website at www.sec.gov and is posted on the Funds’ website at www.mtbfunds.com.

A description of the Funds’ Portfolio Holdings Disclosure Policy, which addresses the disclosure of the Funds’ portfolio securities, is available in the Funds’ SAI.

Who Manages The Funds?

The Board of Trustees (the “Board”) governs the Funds. The Board selects and oversees the Advisor, MTBIA, a subsidiary of M&T Bank. The Advisor manages each Fund’s assets, including buying and selling portfolio securities. The Advisor’s address is 100 E. Pratt Street, 17th Floor, Baltimore, MD 21202.

M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a regional bank holding company in existence since 1969. M&T Bank was founded in 1892 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State, Pennsylvania, Maryland and parts of Virginia, West Virginia, the District of Columbia and Delaware. As of June 30, 2009, M&T Bank Corporation had over $69.9 billion in assets. MTBIA and entities affiliated with MTBIA or its predecessors have served as investment advisor to MTB Funds since 1988 and, as of June 30, 2009, it managed approximately $20.9 billion in assets. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to

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SUB-ADVISORS

time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.

For its services under an Advisory Contract, the Advisor receives an annual Advisory Fee from each Fund, equal to a percentage of each Fund’s average daily net assets as follows:

FUND	Advisory Fee
Balanced Fund	0.65%
Income Fund	0.60%
Intermediate-Term Bond Fund	0.70%
International Equity Fund	1.00%
Large Cap Growth Fund	0.85%
Large Cap Value Fund	0.70%
Managed Allocation Funds	0.25%
Maryland Municipal Bond Fund	0.70%
Mid Cap Growth Fund	0.85%
Multi Cap Growth Fund	0.70%
New York Municipal Bond Fund	0.70%
Pennsylvania Municipal Bond Fund	0.70%
Short Duration Government Bond Fund	0.60%
Short-Term Corporate Bond Fund	0.70%
Small Cap Growth Fund	0.85%
U.S. Government Bond Fund	0.70%
Virginia Municipal Bond Fund	0.70%

The Advisor may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

M&T Securities, Inc., an affiliate of MTBIA, and its affiliates also may receive up to 0.25% of the Funds’ average daily net assets for shareholder services under the Shareholder Services Plan described in “Shareholder Services Plans” and up to 0.25% of average daily net assets of the Funds’ Class A Shares or 0.75% of average daily net assets of the Funds’ Class B Shares and Class C Shares for distribution services provided to the Funds under the Rule 12b-1 Plan described in “Rule 12b-1 Plans.”

A discussion of the Board’s review of the Funds’ investment advisory contracts is available in the Funds’ Semi-Annual Shareholder Reports dated October 31, 2008.

Sub-Advisors

Pursuant to an exemptive order from the SEC, the Advisor (subject to the approval of the Board) may select and replace sub-advisors and amend Sub-Advisory agreements between the Advisor and the sub-advisors without obtaining shareholder approval. The foregoing applies to all Funds except the three Managed Allocation Funds.

The Advisor has entered into Sub-Advisory agreements with the following sub-advisors to manage the Funds indicated, subject to supervision of the Advisor and the Board, and in accordance with the investment objective and restrictions of the respective Funds. For their services, each sub-advisor receives a fee based upon a percentage of their respective Fund’s average daily net assets, which is paid by the Advisor and not by the Fund.

LSV Asset Management (LSV) sub-advises the value equity portions of the International Equity Fund. LSV is an active quantitative value equity money manager and is located at One North Wacker Drive, Suite 4000, Chicago, IL 60606. As of June 30, 2009, LSV oversaw approximately $43 billion of client assets in equity portfolios for a variety of institutional investors including retirement plans, endowments, foundations, corporations and mutual fund sponsors. LSV’s team of portfolio managers, who are supported by a team of quantitative analysts, manages the value equity portion of International Equity Fund. The role of the portfolio management team includes making buy, sell and hold decisions, quantitative modeling, research, portfolio risk management and programming. The team conducts ongoing research relating to management of the value equity portion of the Fund.

LSV INTERNATIONAL EQUITY VALUE COMPOSITE PERFORMANCE INFORMATION

The following table presents the past performance of a composite of certain international equity value accounts managed by LSV Asset Management (LSV). The LSV International Equity Value composite is composed of all fee paying accounts under discretionary management by LSV in LSV’s international equity value investment strategy that have investment objectives, policies and strategies substantially similar to those of the value style portion of the International Equity Fund for which LSV is the sub-advisor. LSV has prepared the gross performance data for the composite shown in the table in compliance with the Global Investment Performance Standards (GIPS®). GIPS® has not been involved in the preparation or review of this report. The GIPS® method for computing historical performance differs from the SEC’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB International Equity Fund in their analysis of the historical experience of LSV in managing all international equity value portfolios with investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB International Equity Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Class A Shares and Class B Shares of MTB International Equity Fund for the fiscal year ended April 30, 2009 were used. In addition, for the Average Annual Total Return Tables, the composite is presented net of the maximum sales

PROSPECTUS / August 31, 2009	91

SUB-ADVISORS

charge that applies to the Class A Shares and Class B Shares, respectively.

The historical performance of the LSV International Equity Value composite is not that of any of the MTB Funds, including MTB International Equity Fund, and is not indicative of any Fund’s future results. MTB International Equity Fund commenced operations on February 9, 1999, and LSV commenced managing the value style portion of the MTB International Equity Fund on October 25, 2005. The actual performance of the value style portion of the MTB International Equity Fund (which is not presented in this prospectus) may vary significantly from the past performance of the composite. Moreover, MTB International Equity Fund’s actual performance presented in the prospectus varies and will continue to vary significantly from the past performance of the composite because (i) MTB International Equity Fund’s actual performance for the period since October 25, 2005 reflects a combination of the performance of the value style portion of the Fund, managed by LSV, with that of the core and growth style portions of the Fund (which are managed by other sub-advisors); and (ii) the Fund’s actual performance for the period prior to October 25, 2005 reflects a single unitary investment style by a single sub-advisor. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s Shares and a fund’s obligation to redeem its Shares will not adversely impact the fund’s performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and by the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse effect on the performance results of the composite. Past performance is no guarantee of future results.

LSV INTERNATIONAL EQUITY VALUE COMPOSITE PERFORMANCE

Average Annual Total Return for the Periods Ended December 31, 2008:

International Equity Value Composite*	1 Year	3 Years	5 Years	10 Years
Composite net of all Class A Shares operating expenses and maximum sales load	(49.32)%	(11.93)%	(0.40)%	4.12%
Composite net of all Class B Shares operating expenses and CDSC	(51.64)%	(11.99)%	(0.19)%	4.18%
Composite gross of all operating expenses	(45.45)%	(8.67)%	2.53%	6.65%
Morgan Stanley Capital International – Europe, Australia, Far East Index (MSCI EAFE) (Net)	(43.38)%	(7.35)%	1.66%	0.80%
Morgan Stanley Capital International – Europe, Australia, Far East Value Index (MSCI EAFE Value) (Net)	(44.09)%	(8.25)%	1.79%	2.72%

Calendar Year Total Return for the Years Ended December 31:

	1999	2000	2001	2002	2003	2004	2005	2006	2007	2008
Composite net of all Class A Shares operating expenses and maximum sales load	10.66%	(5.53)%	(14.85)%	(4.30)%	35.16%	19.91%	6.83%	22.02%	(1.34)%	(49.32)%
Composite net of all Class B Shares operating expenses and CDSC	11.53%	(5.53)%	(15.35)%	(4.24)%	37.33%	21.27%	7.43%	23.46%	(1.16)%	(51.64)%
Composite gross of all operating expenses	19.33%	1.89%	(8.14)%	3.22%	45.70%	29.28%	15.07%	31.49%	6.20%	(45.45)%
Morgan Stanley Capital International—Europe, Australia, Far East Index (MSCI EAFE) (Net)	27.02%	(14.17)%	(21.44)%	(15.94)%	38.59%	20.25%	13.54%	26.34%	11.17%	(43.38)%
Morgan Stanley Capital International—Europe, Australia, Far East Value Index (MSCI EAFE Value) (Net)	24.15%	(3.17)%	(18.52)%	(15.91)%	45.30%	24.33%	13.80%	30.38%	5.96%	(44.09)%

Instances of high double-digit returns are unusual, cannot be sustained, and were achieved primarily during favorable market conditions.

Because the advisor voluntarily agreed to limit the MTB International Equity Fund Class A Shares and Class B Shares total operating expenses to 1.37% and 2.18% respectively, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitations would have been:

92	August 31, 2009 / PROSPECTUS

SUB-ADVISORS

Average Annual Total Return for the Periods Ended December 31, 2008:

International Equity Value Composite*	1 Year	3 Years	5 Years	10 Years
Composite net of all Class A Shares operating expenses and maximum sales load	(49.16)%	(11.66)%	(0.10)%	4.44%
Composite net of all Class B Shares operating expenses and CDSC	(51.64)%	(11.96)%	(0.13)%	4.26%

Calendar Year Total Return for the Years Ended December 31:

	1999	2000	2001	2002	2003	2004	2005	2006	2007	2008
Composite net of all Class A Shares operating expenses	11.00%	(5.24)%	(14.58)%	(4.00)%	35.57%	20.27%	7.16%	22.40%	(1.08)%	(49.16)%
Composite net of all Class B Shares operating expenses	11.64%	(5.43)%	(15.26)%	(4.14)%	37.47%	21.39%	7.54%	23.57%	(1.15)%	(51.64)%

*	This is not the performance of the MTB International Equity Fund. The LSV International Equity Value Composite includes all fee paying discretionary accounts managed by LSV in LSV’s international equity value investment strategy which have investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB International Equity Fund. As of December 31, 2008, the LSV International Equity Value Composite was composed of 102 accounts totaling approximately $11.9 billion in assets.

Baring International Investment Limited (Barings) sub-advises the core style portion of the MTB International Equity Fund. Barings is an indirect, wholly owned subsidiary of Massachusetts Mutual Life Insurance Company and is located at 155 Bishopsgate, London, EC2M 3XY, United Kingdom. Barings is a direct subsidiary of Baring Asset Management Limited (together with its subsidiaries and Baring Asset Management, Inc., the “Barings Group”). As of June 30, 2009, the Barings Group managed approximately $38.2 billion in assets. Barings makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales.

INTERNATIONAL PLUS EQUITY BROAD COMPOSITE PERFORMANCE INFORMATION

The following table presents past performance of a composite of certain international equity core accounts managed by Barings. The International Plus Equity Broad composite is composed of all fee paying accounts under discretionary management by Barings in Barings’ international equity core investment strategy that have investment objectives, policies and strategies substantially similar to those of the core style portion of the MTB International Equity Fund, for which Barings is the sub-advisor. The Firm, as defined herein, has prepared the gross performance data for the composite shown in the table in compliance with the Global Investment Performance Standards (GIPS®). For the purpose of GIPS compliance, the “Firm” is defined as the investment firm Baring Asset Management Ltd and its relevant subsidiaries which are registered with the appropriate regulatory authorities to undertake investment business in those jurisdictions in which they operate) and Baring Asset Management, Inc. (together hereinafter referred to as the “Firm”). The Firm’s claim of GIPS® compliance has been verified by the Firm’s Independent Examiners (KPMG Audit plc) for the period from July 1, 1999 to December 31, 2008. Inception of the Firm is July 1, 1999. KPMG’s opinion is available upon request. GIPS® has not been involved in the preparation or review of this report. The GIPS® method for computing historical performance differs from the Securities and Exchange Commission’s method.

Performance results are total, time-weighted and calculated monthly. The actual returns will be reduced by the investment management (advisory) fees and other expenses. As at the reporting date all portfolios in the composite reinvest capital gains and income (including dividends and other earnings). Additional information regarding policies for calculating and reporting returns is available from Barings upon request. A complete list and description of all composites is available on request by sending an e-mail to gips@barings.com. Past performance is not a guide to future performance. The composite’s inception date is April 1, 2005. The composite was formally established within the GIPS guidelines in January 2008. The composite is comprised of accounts which invest in developed Equities, principally within countries of the MSCI EAFE index. The agreements in place allow for up to 25% to be invested opportunistically in emerging market equities. The composite includes those portfolios impacted by custody restrictions. To be included in the composite, each account must be managed with a similar mandate for at least one full month. Baring Asset Management’s International Plus Equity Broad strategy does not use derivatives or leveraged vehicles.

Because the gross performance data shown in the table do not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB International Equity Fund in their analysis of the historical experience of Barings in managing all international equity core portfolios with investment objectives, policies and strategies substantially similar to those of the core style portion of the MTB International Equity Fund. Gross-of-fee performance results are presented before management and custody fees but after transaction costs and non-reclaimable foreign withholding taxes. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Class A Shares and Class B Shares of MTB International Equity Fund for the fiscal year ended April 30, 2009 were used. In addition, for the Average Annual Total

PROSPECTUS / August 31, 2009	93

SUB-ADVISORS

Return Tables, the composite is presented net of the maximum sales charge that applies to the Class A Shares and Class B Shares, respectively. The historical performance of the Barings International Plus Equity Broad composite is not that of any of the MTB Funds, including MTB International Equity Fund, and is not necessarily indicative of any Fund’s future results. MTB International Equity Fund commenced operations on February 9, 1999, and Baring commenced managing the core style portion of the MTB International Equity Fund on February 13, 2009. The actual performance of the core style portion of the MTB International Equity Fund (which is not presented in this prospectus) may vary significantly from the past performance of the composite. Moreover, MTB International Equity Fund’s actual performance presented in the prospectus varies and will continue to vary significantly from the past performance of the composite because (i) MTB International Equity Fund’s actual performance for the period since

February 13, 2009 reflects a combination of the performance of the core style portion of the Fund, managed by Barings, with that of the growth and value style portions of the Fund (which are managed by other sub-advisors); and (ii) the Fund’s actual performance for the period prior to October 25, 2005 reflects a single unitary investment style by a single sub-advisor. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely impact the Fund’s performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse effect on the performance results of the composite.

BARINGS INTERNATIONAL PLUS EQUITY BROAD COMPOSITE PERFORMANCE

Average Annual Total Return for the Periods Ended December 31, 2008:

International Plus Equity Broad Composite*	1 Year	3 Years	5 Years	10 Years	Since Inception**
Composite net of all Class A Shares operating expenses and maximum sales load	(46.99)%	(10.60)%	N/A	N/A	(5.52)%
Composite net of all Class B Shares operating expenses and CDSC	(49.19)%	(10.60)%	N/A	N/A	(6.04)%
Composite gross of all operating expenses	(42.94)%	(2.09)%	N/A	N/A	2.14%
Morgan Stanley Capital International - Europe, Australia, Far East Index (MSCI EAFE) (Net)	(43.38)%	(7.35)%	N/A	N/A	(2.64)%

Calendar Year Total Return for the Years Ended December 31:

	2006	2007	2008
Composite net of all Class A Shares operating expenses and maximum sales load	22.02%	(1.34)%	(46.99)%
Composite net of all Class B Shares operating expenses and CDSC	23.46%	(1.16)%	(49.19)%
Composite gross of all operating expenses	32.38%	24.27%	(42.94)%
Morgan Stanley Capital International - Europe, Australia, Far East Index (MSCI EAFE) (Net)	26.34%	11.17%	(43.38)%

Instances of high double-digit returns are unusual, cannot be sustained, and were achieved primarily during favorable market conditions.

94	August 31, 2009 / PROSPECTUS

SUB-ADVISORS

Because the advisor voluntarily agreed to limit the MTB International Equity Fund Class A Shares and Class B Shares total operating expenses to 1.37% and 2.18%, respectively, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitations would have been:

Average Annual Total Return for the Periods Ended December 31, 2008:

International Plus Equity Broad Composite*	1 Year	3 Years	5 Years	10 Years	Since Inception**
Composite net of all Class A Shares operating expenses and maximum sales load	(46.82)%	(10.33)%	N/A	N/A	(5.23)%
Composite net of all Class B Shares operating expenses and CDSC	(49.18)%	(10.57)%	N/A	N/A	(5.98)%

Calendar Year Total Return for the Years Ended December 31:

	2006	2007	2008
Composite net of all Class A Shares operating expenses	22.40%	(1.08)%	(46.82)%
Composite net of all Class B Shares operating expenses	23.57%	(1.15)%	(49.18)%

*	This is not the performance of the MTB International Equity Fund. The Barings International Plus Equity Broad Composite includes all fee paying discretionary accounts managed by Barings in Baring’s international equity core investment strategy which have investment objectives, policies and strategies substantially similar to those of the core style portion of the MTB International Equity Fund. As of December 31, 2008, the Barings International Plus Equity Broad Composite was composed of 4 accounts totaling approximately $285.12 million in assets.

**	The model for this composite began April 1, 2005.

PROSPECTUS / August 31, 2009	95

SUB-ADVISORS

NWQ Investment Management Company LLC (NWQ) sub-advises Large Cap Value Fund. NWQ is a registered investment advisor that was founded in 1982 and most recently reorganized in August 2002 as a Delaware limited liability company. NWQ is a subsidiary of Nuveen Investments, Inc. (Nuveen), which is a publicly held company. On November 13, 2007, Nuveen was acquired by an investor group majority-led by Madison Dearborn Partners, LLC (Madison), a private equity investment firm based in Chicago, Illinois. NWQ’s principal business address is 2049 Century Park East, 16th Floor, Los Angeles, California 90067. As of June 30, 2009, NWQ managed $16.6 billion in assets under management in two separate divisions—the Institutional Division and the Separately Managed Accounts Division. NWQ has had past experience managing mutual funds. NWQ manages Large Cap Value Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales.

NWQ LARGE CAP VALUE COMPOSITE PERFORMANCE INFORMATION

The following table presents the past performance of a composite of certain large cap value accounts managed by NWQ, which serves as the sub-advisor to the MTB Large Cap Value Fund. The NWQ Large Cap Value composite is composed of all fee paying accounts under discretionary management by NWQ that have large cap value investment objectives, policies and strategies substantially similar to those of the MTB Large Cap Value Fund. NWQ has prepared the gross performance data for the composite shown in the table in compliance with the Global Investment Performance Standards (GIPS®). GIPS® has not been involved in the preparation or review of this report. The gross performance data was calculated on an asset-weighted, total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs and custodial fees, without provision for federal and state income taxes, if any. The GIPS® method for computing historical performance differs from the SEC’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB Large Cap Value Fund in their analysis of the historical experience of NWQ in managing all large cap value portfolios with investment objectives, policies and strategies substantially similar to those of the MTB Large Cap Value Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Class A Shares and Class B Shares of MTB Large Cap Value Fund for the fiscal year ended April 30, 2009 were used. In addition, for the Average Annual Total Return Tables, the composite is presented net of the maximum sales charge that applies to the Class A Shares and Class B Shares, respectively.

The historical performance of the NWQ Large Cap Value composite is not that of any of the MTB Funds, including MTB Large Cap Value Fund, and is not indicative of any Fund’s future results. MTB Large Cap Value Fund commenced operations on September 26, 1997, and NWQ commenced managing the MTB Large Cap Value Fund on December 8, 2004. The actual performance of the MTB Large Cap Value Fund (which is presented in this prospectus) may vary significantly from the past performance of the composite. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s Shares and a fund’s obligation to redeem its Shares will not adversely impact the fund’s performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse effect on the performance results of the composite. The aggregate returns of the accounts comprising the composite may not reflect the returns of any particular account managed by NWQ. Past performance is no guarantee of future results.

NWQ LARGE CAP VALUE COMPOSITE PERFORMANCE

Average Annual Total Return for the Periods Ended December 31, 2008:

Large Cap Value Composite*	1 Year	3 Years	5 Years	10 Years
Composite net of all Class A Shares operating expenses and maximum sales load	(42.51)%	(11.79)%	(2.03)%	2.55%
Composite net of all Class B Shares operating expenses and CDSC	(44.49)%	(11.91)%	(1.92)%	2.57%
Composite gross of all operating expenses	(38.34)%	(8.95)%	0.39%	4.57%
Russell 1000 Value Index	(36.80)%	(8.29)%	(0.78)%	1.37%

96	August 31, 2009 / PROSPECTUS

SUB-ADVISORS

Calendar Year Total Return for the Years Ended December 31:

	1999	2000	2001	2002	2003	2004	2005	2006	2007	2008
Composite net of all Class A Shares operating expenses and maximum sales load	9.03%	3.19%	(5.70)%	(19.61)%	25.91%	12.34%	4.53%	11.21%	(4.14)%	(42.51)%
Composite net of all Class B Shares operating expenses and CDSC	9.80%	3.66%	(5.71)%	(20.36)%	27.59%	13.29%	4.90%	11.91%	(4.13)%	(44.49)%
Composite gross of all operating expenses	17.06%	10.80%	1.27%	(13.65)%	35.17%	20.61%	12.01%	19.09%	2.79%	(38.34)%
Russell 1000 Value Index	7.35%	7.01%	(5.59)%	(15.52)%	30.03%	16.49%	7.05%	22.25%	(0.17)%	(36.80)%

Instances of high double-digit returns are unusual, cannot be sustained, and were achieved primarily during favorable market conditions.

Because the advisor voluntarily agreed to limit the MTB Large Cap Value Fund Class A Shares and Class B Shares total operating expenses to 0.53% and 1.85% respectively, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitations would have been:

Average Annual Total Return for the Periods Ended December 31, 2008:

Large Cap Value Composite*	1 Year	3 Years	5 Years	10 Years
Composite net of all Class A Shares operating expenses and maximum sales load	(42.04)%	(11.39)%	(1.64)%	2.93%
Composite net of all Class B Shares operating expenses and CDSC	(44.48)%	(11.90)%	(1.90)%	2.61%

Calendar Year Total Return for the Years Ended December 31:

	1999	2000	2001	2002	2003	2004	2005	2006	2007	2008
Composite net of all Class A Shares operating expenses	9.40%	3.55%	(5.37)%	(19.32)%	26.35%	12.73%	4.83%	11.52%	(3.86)%	(42.04)%
Composite net of all Class B Shares operating expenses	9.86%	3.71%	(5.66)%	(20.32)%	27.66%	13.35%	4.90%	11.91%	(4.11)%	(44.48)%

*	This is not the performance of the MTB Large Cap Value Fund. The NWQ Large Cap Value Composite includes all fee paying discretionary accounts managed by NWQ in NWQ’s large cap value investment strategy which have investment objectives, policies and strategies substantially similar to those of the MTB Large Cap Value Fund. As of December 31, 2008, the NWQ Large Cap Value Composite was composed of 214 accounts totaling approximately $4 billion in assets.

DePrince, Race & Zollo, Inc. (DRZ) sub-advises the value equity component of the Balanced Fund. DRZ is a registered investment advisor formed in April 1995 and substantially owned by three principals, Gregory M. DePrince, John D. Race and Victor A. Zollo, Jr. DRZ’s principal business address is 250 Park Avenue South, Suite 250, Winter Park, FL 32789. As of June 30, 2009, DRZ managed approximately $3.7 billion in assets. DRZ has had past experience managing mutual funds. DRZ makes decisions with respect to and places orders for all purchases and sales of portfolio securities with respect thereto, and maintains the records relating to such purchases and sales.

PROSPECTUS / August 31, 2009	97

SUB-ADVISORS

Hansberger Global Investors, Inc. (HGI) sub-advises the growth equity component of the International Equity Fund. HGI is a wholly-owned subsidiary of Hansberger Group, Inc. It was founded in 1994 and its principal business address is 401 East Las Olas Blvd., Suite 1700, Fort Lauderdale, FL 33301. HGI is an indirect, majority-owned subsidiary of Natixis Global Asset Management, L.P., which, together with certain of HGI’s employees, owns 100% of Hansberger Group, Inc. Natixis Global Asset Management, L.P. is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Natixis Global Asset Management is ultimately owned principally, directly and indirectly, by three large affiliated French financial services entities: Natixis (formerly Natexis Banques Populaires), an investment banking and financial services firm; the Caisse Nationale des Caisses d’Epargne, a financial institution owned by French regional savings banks known as the Caisses d’Epargne; and the Banque Federale des Banques Populaires. Caisse Nationale des Caisses d’Epargne (CNCE) and Banque Federale Des Banque Populaires (BNBP) were replaced by BPCE to reflect a July 31, 2009 shareholder transaction whereby CNCE and BNBP contributed assets, including their holdings in Natixis, to create a new entity, BPCE. As of June 30, 2009, HGI managed approximately $5.8 billion in assets. HGI manages the growth equity component of International Equity Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales.

HGI INTERNATIONAL GROWTH EQUITY COMPOSITE PERFORMANCE INFORMATION

The following table presents past performance of a composite of certain international equity growth accounts managed by Hansberger Global Investors, Inc. (HGI), which serves as the subadvisor to the growth style portion of the MTB International Equity Fund. All returns are shown in US$ terms.

HGI is a registered investment advisor specializing in the management of global and international equity portfolios. The HGI International Growth Equity Composite consists of all fully discretionary portfolios, run by HGI’s Growth Team, that invest in equities of companies domiciled outside of the U.S. and that are invested without regard to tax consquences.1 To receive a complete list of the firm’s composites and/or a complete presentation that adheres to the GIPS standards, contact Marketing at Hansberger Global Investors, Inc., 401 East Las Olas Blvd, Ft. Lauderdale, FL 33301 or call 954-522-5150.

HGI claims compliance with the Global Investment Performance Standards (GIPS®).

For the period from July 1996 through December 1998 the track record presented here consists of portfolios managed by this same team while employed by Indago Capital Management in Toronto, Ontario, an affiliate of The Canada Life Assurance Company, an investment advisor not affiliated with HGI.

Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB International Equity Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by Class A Shares and Class B Shares of MTB International Equity Fund for the fiscal year ended April 30, 2009 were used.

The historical performance of the HGI International Growth Equity Composite is not that of any MTB Funds, including the MTB International Equity Fund, and is not indicative of any Fund’s future results. MTB International Equity Fund commenced operations on February 9, 1999, and HGI commenced managing the growth style portion of the MTB International Equity Fund on October 25, 2005. The actual performance of the growth style portion of the MTB International Equity Fund (which is not presented in this prospectus) may vary significantly from past performance of the composite. Moreover, MTB International Equity Fund’s actual performance presented in the prospectus varies and will continue to vary significantly from the past performance of the composite because (i) MTB International Equity Fund’s actual performance for the period since October 25, 2005, reflects a combination of the performance of the growth style portion of the Fund, managed by HGI, with that of the value and core style portions of the Fund (which are managed by other sub-advisors); and (ii) the Fund’s actual performance for the period prior to October 25, 2005 reflects a single unitary investment style by a single subadvisor.

While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely impact the Fund’s performance. Also, the accounts comprising the composite may not be subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse effect on the performance results of the composite.

1	Since the MTB International Equity Fund is not tax-managed, HGI has advised that the Fund meets the “no tax burden” parameter of the composite.

98	August 31, 2009 / PROSPECTUS

PORTFOLIO MANAGERS

HGI INTERNATIONAL GROWTH EQUITY COMPOSITE PERFORMANCE*

Average Annual Total Return for the Periods Ended December 31, 2008:

HGI International Growth Equity Composite**	1 Year	3 Years	5 Years	10 Years
Composite net of all Class A Shares operating expenses and maximum sales load	(53.96)%	(12.50)%	(2.69)%	1.70%
Composite net of all Class B Shares operating expenses and CDSC	(56.53)%	(12.59)%	(2.53)%	1.75%
Composite gross of all operating expenses	(50.44)%	(9.27)%	0.18%	4.18%
Morgan Stanley Capital International – All Country World Index Ex-US (MSCI ACWI Ex-US) (Net)	(45.52)%	(6.98)%	2.56%	1.90%

Calendar Year Total Return for the Years Ended December 31:

	1999	2000	2001	2002	2003	2004	2005	2006	2007	2008
Composite net of all Class A Shares operating expenses and maximum sales load	43.29%	(9.90)%	(24.81)%	(19.29)%	30.46%	6.65%	9.08%	16.26%	11.75%	(53.96)%
Composite net of all Class B Shares operating expenses and CDSC	45.89%	(10.13)%	(25.84)%	(20.03)%	32.38%	7.30%	9.79%	17.39%	12.62%	(56.53)%
Composite gross of all operating expenses	54.45%	(2.80)%	(18.86)%	(12.92)%	40.64%	15.01%	17.48%	25.29%	20.29%	(50.44)%
Morgan Stanley Capital International – All Country World Index Ex-US (MSCI ACWI Ex-US) (Net)	30.63%	(15.31)%	(19.73)%	(14.95)%	40.83%	20.91%	16.62%	26.65%	16.65%	(45.52)%

Instances of high double-digit returns are unusual, cannot be sustained, and were achieved primarily during favorable market conditions.

Because the advisor voluntarily agreed to limit the MTB International Equity Fund Class A Shares and Class B Shares total operating expenses to 1.37% and 2.18% respectively, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitations would have been:

Average Annual Total Return for the Periods Ended December 31, 2008:

HGI International Growth Equity Composite**	1 Year	3 Years	5 Years	10 Years
Composite net of all Class A Shares operating expenses and maximum sales load	(53.81)%	(12.24)%	(2.39)%	2.01%
Composite net of all Class B Shares operating expenses and CDSC	(56.52)%	(12.56)%	(2.47)%	1.84%

Calendar Year Total Return for the Years Ended December 31:

	1999	2000	2001	2002	2003	2004	2005	2006	2007	2008
Composite net of all Class A Shares operating expenses	43.72%	(9.62)%	(24.57)%	(19.04)%	30.85%	6.98%	9.41%	16.62%	12.05%	(53.81)%
Composite net of all Class B Shares operating expenses	46.04%	(10.04)%	(25.76)%	(19.94)%	32.51%	7.41%	9.90%	17.50%	12.63%	(56.52)%

*	Previously this was the “HGI Tax-Exempt International Growth Equity Composite.” Please note that during the period, HGI expanded the composite definition to include both taxable and tax-exempt portfolios. In connection with this expanded composite definition, the historical returns have been adjusted accordingly.

**	This is not the performance of the MTB International Equity Fund. The HGI International Growth Equity Composite includes all fee paying discretionary accounts managed by HGI in HGI’s international equity growth investment strategy which have investment objectives, policies and strategies substantially similar to those of the growth style portion of the MTB International Equity Fund. As of December 31, 2008, the HGI International Growth Equity Composite was composed of 26 accounts totaling approximately $2.6 billion in assets.

Portfolio Managers

FUND	Manager(s)
International Equity Fund	Puneet Mansharamani, CFA (LSV) (value portion)
Josef Lakonishok (LSV) (value portion)
Menno Vermeulen, CFA (LSV) (value portion)
David Bertocchi, CFA (Barings) (core portion)
Nathan Griffiths, CFA (Barings) (core portion)
Thomas R. H. Tibbles, CFA (HGI) (growth portion)
Barry A. Lockhart, CFA (HGI) (growth portion)
Trevor Graham, CFA (HGI) (growth portion)
Patrick Tan (HGI) (growth portion)

FUND	Manager(s)
Small Cap Growth Fund	James Thorne, Ph.D. Bradley A. Williams Steven Crain
Mid Cap Growth Fund	Mark Schultz, CFA

PROSPECTUS / August 31, 2009	99

PORTFOLIO MANAGERS

FUND	Manager(s)
Multi Cap Growth Fund	Allen J. Ashcroft, Jr. (large cap) Mark Schultz, CFA (mid cap) James Thorne, Ph.D. (small cap)
Large Cap Growth Fund	Allen J. Ashcroft, Jr.
Large Cap Value Fund	Jon Bosse, CFA (NWQ) Kevin A. Hunter, CFA (NWQ)
Balanced Fund	Allen J. Ashcroft, Jr. (growth equity portion) James M. Hannan (fixed income portion) Gregory M. DePrince, CFA (DRZ) (value equity portion) Jill S. Lynch (DRZ) (value equity portion)
Managed Allocation Funds	Valerie J. Gospodarek, CFA, CIMA Mark Stevenson, CFA
Intermediate-Term Bond Fund	Wilmer C. Stith III, CFA
Income Fund	James M. Hannan Wilmer C. Stith III, CFA
Short-Term Corporate Bond Fund	Wilmer C. Stith III, CFA
Maryland Municipal Bond Fund	Susan L. Schnaars, CFA, CPA
Pennsylvania Municipal Bond Fund	Susan L. Schnaars, CFA, CPA
New York Municipal Bond Fund	Mark Tompkins, CFA
Virginia Municipal Bond Fund	Susan L. Schnaars, CFA, CPA
U.S. Government Bond Fund	James M. Hannan Wilmer C. Stith III, CFA
Short Duration Government Bond Fund	James M. Hannan Robert J. Truesdell

Portfolio Manager Responsibilities

The following is information about how Funds with multiple Portfolio Managers allocate responsibilities for day-to-day management. Please see “Portfolio Manager Biographies” below for background information about Portfolio Managers for all Funds.

International Equity Fund – Josef Lakonishok, Menno Vermeulen and Puneet Mansharamani jointly manage the value portion of the International Equity Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings. David Bertocchi and Nathan Griffiths jointly manage the core portion of the International Equity Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings. The growth portion of International Equity Fund is team managed. Thomas R. H. Tibbles, as team leader, has ultimate authority and veto power over all buy and sell decisions. All team members are responsible for research coverage which is assigned by global industry sectors, recommending stocks and recommending subsequent buy and sell decisions.

Small Cap Growth Fund – James Thorne, Ph.D., Bradley A. Williams and Steven Crain jointly manage the Small Cap Growth Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings.

Mid Cap Growth Fund – Mark Schultz manages the Mid Cap Growth Fund. He purchases, sells and decides on sector and capitalization weightings.

Multi Cap Growth Fund – Allen J. Ashcroft, Jr., Mark Schultz and James Thorne jointly manage the Multi Cap Growth Fund. Mr. Ashcroft makes decisions on purchases and sales, and sector and capitalization weightings, on the large cap portion of the Multi Cap Growth Fund, Mr. Schultz purchases, sells and decides on sector and capitalization weightings on the mid cap portion of the Multi Cap Growth Fund, and Mr. Thorne makes decisions on purchases and sales as well as sector and capitalization weightings on the small cap portion of the Multi Cap Growth Fund.

Large Cap Value Fund – Jon D. Bosse has primary responsibility for driving the research process for the firm’s large cap portfolio strategy, and in conjunction with the firm’s investment professionals, developing a model portfolio for NWQ’s clients. Kevin A. Hunter participates in that process and has primary responsibility for overseeing the strategy’s implementation and investment for Large Cap Value Fund.

Balanced Fund – Allen J. Ashcroft, Jr. manages the growth equity component of the Balanced Fund and James M. Hannan manages the fixed income component of the Balanced Fund. Gregory M. DePrince, with the help of his Co-Portfolio Manager Jill S. Lynch, oversees the portfolio management, research and trading functions as they relate to the value equity component of the Balanced Fund. Mr. Hannan is responsible for allocating and reallocating the Balanced Fund’s assets among the growth equity, value equity and fixed income components of the Fund.

Managed Allocation Funds – Mark Stevenson and Valerie J. Gospodarek co-manage the Managed Allocation Funds. Under normal circumstances, Mr. Stevenson or Ms. Gospodarek initially recommends changes to the allocation among and the selection of the Underlying Funds. Whomever of the two co-managers doesn’t initiate the allocation recommendation then contributes input and analysis and the two portfolio managers jointly decide the investment approach to be implemented.

Income Fund – James M. Hannan and Wilmer C. Stith III jointly manage the Income Fund. They agree on purchases and sales, and jointly decide on sector and duration management strategies.

U.S. Government Bond Fund – James M. Hannan and Wilmer C. Stith III jointly manage the U.S. Government Bond Fund. They agree on purchases and sales, and jointly decide on sector and duration management strategies.

Short Duration Government Bond Fund – James M. Hannan and Robert J. Truesdell jointly manage the Short Duration Government Bond Fund. They agree on purchases and sales, and jointly decide on sector and duration management strategies.

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Portfolio Manager Biographies

Allen J. Ashcroft, Jr. is an Administrative Vice President and has been Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 2003. He was a Vice President of AllFirst Bank from 1995 until its acquisition by M&T Bank on April 1, 2003. Mr. Ashcroft has more than 30 years of experience in investment research and equity analysis. He earned his B.A. from the University of Pittsburgh.

David Bertocchi, CFA, is a member of the Global Equity Group at Barings and is responsible for International Equity focused on EAFE markets and Global portfolios. Previously, he managed the Baring Global Equity Unit Trust and the global institutional funds. He is a past member of Barings European and UK equity teams. Mr. Bertocchi was appointed Divisional Director in 2004. He joined Baring Asset Management in 2000 from Enron Capital. Mr. Bertocchi holds an M.B.A. from London Business School and a B.Sc. in Mechanical Engineering from the University of Calgary (Canada). He was awarded the CFA designation in 2000.

Jon D. Bosse, CFA, is a Portfolio Manager and the Chief Investment Officer for NWQ Investment Management Company LLC (NWQ). Prior to joining NWQ in 1996, Mr. Bosse spent ten years with ARCO Investment Management Company where, in addition to managing a value-oriented fund, he was the Director of Equity Research. Mr. Bosse received his B.A. in Economics from Washington University, St. Louis, where he was awarded the John M. Olin Award for excellence in economics, and graduated summa cum laude. He received his M.B.A. from the Wharton Business School, University of Pennsylvania. He is an active member of the Los Angeles Society of Financial Analysts. In addition, he is a CFA Charterholder and is a member of the CFA Institute.

Steven R. Crain, CFA, is a Vice President and Portfolio Manager with MTBIA. Mr. Crain has over 13 years of investment experience and joined MTBIA as an equity analyst in August 1997. From December 2004 to April 2007, Mr. Crain served as the Assistant Portfolio Manager for the MTB Small Cap Growth Fund. In addition to his portfolio management responsibilities, Mr. Crain also serves as a Senior Equity Research Analyst, where he focuses mainly on the Healthcare Services, Medical Devices, Healthcare IT and Life Science Tools industries. Mr. Crain earned his B.S. in Finance and M.B.A. from Canisius College and his M.S. in Finance from the University of Rochester Simon School of Business. He is a CFA Charterholder.

Gregory M. DePrince, CFA, is a Co-Founder and Partner of DePrince, Race & Zollo, Inc. (DRZ). He is responsible for the value income investment process, which is the cornerstone of the firm. Mr. DePrince oversees the portfolio management, research and trading functions as they relate to the firm’s large-cap value discipline. Prior to forming DRZ in 1995, Mr. DePrince was a Director and Partner at SunBank Capital Management. Prior to that, he was Director of special equity investments at ASB Capital Management in Washington, D.C., where he was Portfolio Manager for the equity income fund and special equity fund. Mr. DePrince is a CFA Charterholder and received his Bachelor of Fine Arts from Wittenberg University and Masters of Business Administration from George Washington University.

Valerie J. Gospodarek, CFA, CIMA, is a Vice President with MTB Investment Advisors. She is a member of the Asset, Portfolio and Manager Strategies teams, responsible for asset allocation development and implementation, and third-party manager and mutual fund due diligence. Prior to joining MTBIA in January 2006, Ms. Gospodarek spent four years as an Analyst in Mercantile-Safe Deposit & Trust Company’s Quantitative Solutions Group. Prior to that, Ms. Gospodarek managed trust and high net worth accounts at Mercantile. Ms. Gospodarek holds a Masters of Science in Finance degree from Loyola College in Maryland, and a B.A. degree in mathematics from the University of Delaware. Ms. Gospodarek holds the Chartered Financial Analyst and the Certified Investment Management Analyst designations, and is a member of the CFA Institute, the CFA Society of San Francisco, and the Investment Management Consultants Association.

Trevor Graham, CFA, joined HGI in 2004 and serves as Vice President, Research. Prior to joining HGI, Mr. Graham maintained several different positions, including portfolio management and fundamental analyst for Phillips, Hager and North Investment Management Ltd., where he was employed from 1996 to 2004. He is a CFA Charterholder.

Nathan Griffiths, CFA, is responsible for International Equity focused on EAFE markets at Barings, and a member of the Global Equity SIT, EAFE Equity Investment Manager. Previously he was a member of the European Equity team, where he managed the Institutional Funds and had a number of research responsibilities, including the Energy, Utilities, Insurance and Materials sectors. Mr. Griffiths joined Baring Asset Management in 2007. Previously, he was an analyst on the Global Arbitrage and Trading desk at Royal Bank of Canada and Global Sector Analysts at Merrill Lynch Investment Managers. Mr. Griffiths has an MA in Philosophy, Politics and Economics from Oxford University and was awarded the CFA designation in 2002.

James M. Hannan is responsible for several separately managed institutional portfolios in addition to his portfolio management duties. Mr. Hannan has been Vice President and a Portfolio Manager of MTBIA since 1996 and an Administrative Vice President, which he joined as a Vice President of M&T Bank since April 1, 2003. He was a Portfolio Manager of AllFirst Bank from 1987 until its acquisition by M&T Bank in April 2003. He has more than 21 years of experience in the investment industry. Mr. Hannan earned his B.S. from the University of Maryland and his M.B.A. from George Washington University.

Kevin A. Hunter, Senior Vice President and Portfolio Manager of NWQ, co-manages the Portfolio with Mr. Bosse. Prior to joining NWQ in 2004, Mr. Hunter spent

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PORTFOLIO MANAGERS

20 years with Trust Company of the West (TCW) where he was a Managing Director and co-managed their convertible securities group. In addition, early in his career, Mr. Hunter was an Equity Research Analyst covering the healthcare and consumer staples industries at TCW.

Mr. Hunter graduated magna cum laude from the University of California in Santa Barbara with a B.A. in Economics, and received his M.B.A. from the University of California in Los Angeles.

Josef Lakonishok has served as Chief Executive Officer, Partner and Portfolio Manager for LSV since its founding in 1994. He has more than 28 years of investment research experience. In addition to his duties at LSV, Mr. Lakonishok serves as the William G. Karnes Professor of Finance at the University of Illinois at Urbana-Champaign.

Barry A. Lockhart, CFA, joined HGI in 1999 and serves as Senior Vice President. Prior to joining HGI he was a portfolio manager of foreign equity securities for Indago Capital Management. Prior to 1997, Mr. Lockhart was a senior investment analyst for Canada Life Investment Management with responsibilities in the U.S., Far East, European and Latin American equity markets. He began his career in the investment industry in 1989. Mr. Lockhart is a CFA Charterholder.

Jill S. Lynch. Ms. Lynch is a partner of DRZ and is a co-Portfolio Manager for the firm’s large-cap value discipline. Prior to joining DRZ in 1995, she was employed at SunBank Capital Management as a research analyst in the value area. Ms. Lynch received her Bachelor of Science in Finance from the University of Central Florida and a Masters of Business Administration from Rollins College in Winter Park, Florida.

Puneet Mansharamani, CFA, joined LSV in 2000 and is a Partner and Portfolio Manager. He previously served as a Quantitative Analyst for LSV. Prior to joining LSV, Mr. Mansharamani was an Analyst at Institutional Trust National City Corporation. He has more than 9 years of investment experience. Mr. Mansharamani is a CFA Charterholder and earned a B.S. in Engineering from Delhi University, Delhi College of Engineering in 1997 and an M.S. in Engineering at Case Western Reserve University, Case School of Engineering in 2001.

Susan L. Schnaars, CFA, CPA, is responsible for managing several large institutional accounts, in addition to her portfolio management duties. She has been a Vice President and Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 1, 2003. She was a Portfolio Manager of AllFirst Bank from 1992 until its acquisition by M&T Bank in April 2003. Ms. Schnaars is a CFA Charterholder and a Certified Public Accountant, and has more than 20 years of experience in the investment industry. She earned her B.S. and M.S. from Drexel University.

Mark Schultz, CFA, has been a Senior Portfolio Manager of MTBIA since April 2007, a Vice President and Portfolio

Manager of MTBIA since April 2003 and an Administrative Vice President, which he joined as a Vice President of M&T Bank since July 2001. In addition to his portfolio management duties, as an analyst, Mr. Schultz focuses on commercial services and supply companies. Prior to joining M&T Bank, Mr. Schultz worked as a portfolio manager with Caldwell Securities Ltd. in Toronto, Canada from June 1996 to September 1999, and was engaged in the process of becoming a permanent U.S. resident from September 1999 through July 2001. He began his career with Royal Bank of Canada in country risk analysis and multinational corporate banking. Mr. Schultz is a CFA charterholder and received his doctorate in politics from the University of Oxford.

Mark Stevenson, CFA, is a Vice President of MTBIA. Prior to joining M&T in October 2000, Mr. Stevenson was with Keystone Financial, Inc. (Keystone) since 1990, where he managed retirement plan, personal trust and institutional assets for the clients of Keystone. He is a CFA Charterholder and graduated with a Bachelor of Arts in Prelaw from Pennsylvania State University. He also graduated with a Master of Arts in International Economics and U.S. Foreign Policy from The American University, Washington, D.C.

Wilmer C. Stith III, CFA, has been a Vice President and Portfolio Manager of MTBIA since 1996. In addition to his portfolio management duties, he manages fixed income separate accounts and is responsible for analyzing and trading various fixed income securities. Mr. Stith has more than 17 years of experience in the investment industry. He is a CFA Charterholder. Mr. Stith earned his B.A. from Kenyon College and his M.B.A. from Loyola College in Maryland.

Patrick Tan, Research Analyst, joined HGI in 1999. Prior to joining HGI, Mr. Tan was an Analyst at Indago Capital Management in Toronto, an affiliate of Canada Life from July 1997 to March 1999. He received a B.A. from the University of Toronto and has more than six years of investment-related experience.

James Thorne, Ph.D., has been a Senior Portfolio Manager of MTBIA since April 2007, and a Vice President and Portfolio Manager of MTBIA since April 2003, concentrating on equity selections as well as economic forecasting in addition to his portfolio management duties. Mr. Thorne has also been an Administrative Vice President, which he joined as a Vice President of M&T Bank since February 2001. From February 1994 through December 2000, he was Portfolio Manager at Caldwell Securities Investment Management. Prior to 1994 Mr. Thorne was a professor at the Schulich School of Business and at Bishop’s University. Mr. Thorne received his Ph.D. in Economics, in the fields of Finance and Industrial Organization from York University in June 1993.

Thomas R. H. Tibbles, CFA, joined HGI in 1999 and serves as Chief Investment Officer and Managing Director of the Growth Team-Canada. Prior to joining HGI he was Head of the Global Equity Team at Indago Capital Management

102	August 31, 2009 / PROSPECTUS

PORTFOLIO MANAGERS

in Toronto, an affiliate of Canada Life. From 1993 to joining Indago in 1996, he served as Vice President, International Equities for Sun Life Investment Management, managing a portfolio of non-North America equity securities for pension and mutual fund clients. Mr. Tibbles began his career in the investment industry in 1986. Mr. Tibbles is a CFA Charterholder.

Mark Tompkins, CFA, has been a Vice President and a Portfolio Manager for MTBIA since April 2003. He is responsible for managing fixed income portfolios. He has also been an Assistant Vice President of M&T Bank since August 1998. Prior to joining M&T Bank in August 1998, Mr. Tompkins spent over 5 years as a Portfolio Manager with Karpus Investment Management in Rochester, New York. At Karpus, he was responsible for managing fixed income investments for various portfolios including corporations and high net worth individuals. Mr. Tompkins holds a B.S. in Mechanical Engineering from Oakland University and a M.B.A. in Finance and Accounting from Syracuse University. He is a CFA Charterholder.

Robert J. Truesdell has been a Vice President and Portfolio Manager of MTBIA since 2003, and is a Group Vice President of M&T Bank, which he joined as Vice President and Fixed Income Manager in 1988. He has supervised the management of U.S. Government Bond Fund since its inception. Mr. Truesdell oversees the MTB Money Market Funds. He holds an M.B.A. in Accounting from the State University of New York at Buffalo.

Menno Vermeulen, CFA, has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner since 1998. He has more than 16 years of investment and research experience. Prior to joining LSV, Mr. Vermeulen served as a portfolio manager for ABP Investments. He is a CFA Charterholder.

Bradley A. Williams is a Portfolio Manager and Senior Equity Research Analyst with MTBIA. He covers Computer Hardware, Storage and Peripherals, Semi-Conductors and Semi-Conductor Equipment. Mr. Williams joined MTBIA in October 2005 with 17 years experience in investment analysis. Prior to joining MTBIA, Mr. Williams managed ASB Capital Management’s active equity Core and Relative Value investment portfolios from 2003 to 2005. He also held analyst and portfolio management positions with a private investment fund from 2000 through 2002. Mr. Williams holds a B.B.A. from the University of Wisconsin.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in the Funds.

PROSPECTUS / August 31, 2009	103

FINANCIAL HIGHLIGHTS

Financial Highlights

The following financial highlights are intended to help you understand the financial performance of each MTB Fund’s Class A Shares, Class B Shares and Class C Shares for the past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains.

The information, except for the MTB Virginia Municipal Bond Fund for fiscal years ended October 31, 2005 and all prior years, has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Funds’ audited financial statements, is included in the April 30, 2009 Annual Report of the Trust, which is available upon request.

The financial highlights for the MTB Virginia Municipal Bond Fund for the fiscal year ended October 31, 2005 and all prior years presented were audited by another independent registered public accounting firm.

104	August 31, 2009 / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

INCOME FUND

CLASS A SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.77	$ 9.84	$ 9.66	$10.08	$10.13
Income (Loss) From Operations:
Net Investment Income	0.45 (c)	0.46 (c)	0.44	0.39	0.38 (c)
Net Realized and Unrealized Gain (Loss)	(0.54)	(0.08)	0.20	(0.39)	0.05

Total Income (Loss) From Operations	(0.09)	0.38	0.64	—	0.43

Less Distributions From:
Net Investment Income	(0.44)	(0.45)	(0.45)	(0.39)	(0.39)
Net Realized Gains	—	—	(0.01)	(0.03)	(0.09)

Total Distributions	(0.44)	(0.45)	(0.46)	(0.42)	(0.48)

Net Asset Value, End of Period	$ 9.24	$ 9.77	$ 9.84	$ 9.66	$10.08

Total Return(a)	(0.84)%	3.93%	6.73%	(0.05)%	4.27%
Net Assets, End of Period (000’s omitted)	$5,681	$5,572	$6,381	$7,253	$8,855
Ratios to Average Net Assets
Gross Expense	1.32%	1.29%	1.31%	1.28%	1.30%
Net Expenses(b)	0.78%	0.88%	0.99%	1.02%	1.03%
Net Investment Income	4.75%	4.66%	4.61%	3.79%	3.74%
Portfolio Turnover Rate	93%	152%	79%	96%	86%

CLASS B SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.64	$ 9.71	$ 9.53	$ 9.95	$10.00
Income (Loss) From Operations:
Net Investment Income	0.36 (c)	0.37 (c)	0.37	0.32	0.30 (c)
Net Realized and Unrealized Gain (Loss)	(0.53)	(0.07)	0.19	(0.39)	0.06

Total Income (Loss) From Operations	(0.17)	0.30	0.56	(0.07)	0.36

Less Distributions From:
Net Investment Income	(0.36)	(0.37)	(0.37)	(0.32)	(0.32)
Net Realized Gains	—	—	(0.01)	(0.03)	(0.09)

Total Distributions	(0.36)	(0.37)	(0.38)	(0.35)	(0.41)

Net Asset Value, End of Period	$ 9.11	$ 9.64	$ 9.71	$ 9.53	$ 9.95

Total Return(a)	(1.69)%	3.11%	6.03%	(0.75)%	3.60%
Net Assets, End of Period (000’s omitted)	$850	$888	$1,105	$1,561	$1,960
Ratios to Average Net Assets
Gross Expense	1.83%	1.79%	1.81%	1.79%	1.80%
Net Expenses(b)	1.63%	1.73%	1.74%	1.73%	1.73%
Net Investment Income	3.89%	3.80%	3.86%	3.08%	3.04%
Portfolio Turnover Rate	93%	152%	79%	96%	86%

(a)	Based on net asset value, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.

(Financial Highlights continued next page)

PROSPECTUS / August 31, 2009	105

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

INTERMEDIATE-TERM BOND FUND

CLASS A SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.97	$ 9.81	$ 9.64	$ 9.99	$10.07
Income (Loss) From Operations:
Net Investment Income(c)	0.41	0.40	0.42	0.36	0.37
Net Realized and Unrealized Gain (Loss)	(0.00)	0.16	0.17	(0.34)	0.01

Total Income (Loss) From Operations	0.41	0.56	0.59	0.02	0.38

Less Distributions From:
Net Investment Income	(0.42)	(0.40)	(0.42)	(0.37)	(0.46)
Net Realized Gains	—	—	—	—	—

Total Distributions	(0.42)	(0.40)	(0.42)	(0.37)	(0.46)

Net Asset Value, End of Period	$ 9.96	$ 9.97	$ 9.81	$ 9.64	$ 9.99

Total Return(a)	4.20%	5.85%	6.19%	0.23%	3.81%
Net Assets, End of Period (000’s omitted)	$2,619	$1,495	$1,455	$1,774	$2,402
Ratios to Average Net Assets
Gross Expense	1.35%	1.36%	1.36%	1.36%	1.36%
Net Expenses(b)	0.78%	0.85%	0.95%	0.98%	0.77%
Net Investment Income	4.22%	4.12%	4.23%	3.64%	3.65%
Portfolio Turnover Rate	191%	279%	189%	189%	197%

CLASS B SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.98	$ 9.81	$ 9.64	$ 9.99	$10.07
Income (Loss) From Operations:
Net Investment Income(c)	0.33	0.30	0.34	0.29	0.28
Net Realized and Unrealized Gain (Loss)	(0.02)	0.19	0.17	(0.33)	0.01

Total Income (Loss) From Operations	0.31	0.49	0.51	(0.04)	0.29

Less Distributions From:
Net Investment Income	(0.33)	(0.32)	(0.34)	(0.31)	(0.37)
Net Realized Gains	—	—	—	—	—

Total Distributions	(0.33)	(0.32)	(0.34)	(0.31)	(0.37)

Net Asset Value, End of Period	$ 9.96	$ 9.98	$ 9.81	$ 9.64	$ 9.99

Total Return(a)	3.21%	5.07%	5.41%	(0.46)%	2.89%
Net Assets, End of Period (000’s omitted)	$248	$158	$98	$129	$123
Ratios to Average Net Assets
Gross Expense	1.85%	1.86%	1.86%	1.87%	1.86%
Net Expenses(b)	1.63%	1.70%	1.68%	1.68%	1.68%
Net Investment Income	3.36%	3.25%	3.48%	2.94%	2.83%
Portfolio Turnover Rate	191%	279%	189%	189%	197%

(a)	Based on net asset value, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method

(Financial Highlights continued next page)

106	August 31, 2009 / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MARYLAND MUNICIPAL BOND FUND

CLASS A SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.82	$10.10	$10.05	$10.32	$10.21
Income (Loss) From Operations:
Net Investment Income	0.40 (c)	0.39 (c)	0.39	0.40 (c)	0.39
Net Realized and Unrealized Gain (Loss)	(0.30)	(0.26)	0.08	(0.24)	0.15

Total Income (Loss) From Operations	0.10	0.13	0.47	0.16	0.54

Less Distributions From:
Net Investment Income	(0.40)	(0.39)	(0.39)	(0.40)	(0.39)
Net Realized Gains	(0.02)	(0.02)	(0.03)	(0.03)	(0.04)

Total Distributions	(0.42)	(0.41)	(0.42)	(0.43)	(0.43)

Net Asset Value, End of Period	$ 9.50	$ 9.82	$10.10	$10.05	$10.32

Total Return(a)	1.10%	1.30%	4.74%	1.52%	5.40%
Net Assets, End of Period (000’s omitted)	$38,627	$41,846	$47,611	$49,828	$19,639
Ratios to Average Net Assets
Gross Expense	1.38%	1.39%	1.38%	1.42%	1.44%
Net Expenses(b)	0.79%	0.81%	0.82%	0.82%	0.95%
Net Investment Income	4.21%	3.95%	3.89%	3.93%	3.82%
Portfolio Turnover Rate	6%	3%	16%	12%	13%

CLASS B SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.84	$10.12	$10.07	$10.34	$10.23
Income (Loss) From Operations:
Net Investment Income	0.31 (c)	0.30 (c)	0.30	0.31 (c)	0.31
Net Realized and Unrealized Gain (Loss)	(0.29)	(0.26)	0.08	(0.24)	0.16

Total Income (Loss) From Operations	0.02	0.04	0.38	0.07	0.47

Less Distributions From:
Net Investment Income	(0.32)	(0.30)	(0.30)	(0.31)	(0.32)
Net Realized Gains	(0.02)	(0.02)	(0.03)	(0.03)	(0.04)

Total Distributions	(0.34)	(0.32)	(0.33)	(0.34)	(0.36)

Net Asset Value, End of Period	$ 9.52	$ 9.84	$10.12	$10.07	$10.34

Total Return(a)	0.20%	0.39%	3.80%	0.64%	4.59%
Net Assets, End of Period (000’s omitted)	$1,148	$1,564	$1,764	$1,887	$1,896
Ratios to Average Net Assets
Gross Expense	1.88%	1.89%	1.89%	1.91%	1.93%
Net Expenses(b)	1.70%	1.72%	1.71%	1.70%	1.71%
Net Investment Income	3.29%	3.05%	3.00%	3.03%	3.05%
Portfolio Turnover Rate	6%	3%	16%	12%	13%

(a)	Based on net asset value, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.

(Financial Highlights continued next page)

PROSPECTUS / August 31, 2009	107

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

NEW YORK MUNICIPAL BOND FUND

CLASS A SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.25	$10.51	$10.38	$10.62	$10.46
Income (Loss) From Operations:
Net Investment Income	0.38 (c)	0.39 (c)	0.39	0.40	0.39
Net Realized and Unrealized Gain (Loss)	(0.34)	(0.27)	0.13	(0.23)	0.19

Total Income (Loss) From Operations	0.04	0.12	0.52	0.17	0.58

Less Distributions From:
Net Investment Income	(0.40)	(0.38)	(0.39)	(0.40)	(0.39)
Net Realized Gains	—	—	—	(0.01)	(0.03)

Total Distributions	(0.40)	(0.38)	(0.39)	(0.41)	(0.42)

Net Asset Value, End of Period	$ 9.89	$10.25	$10.51	$10.38	$10.62

Total Return(a)	0.44%	1.21%	5.13%	1.53%	5.60%
Net Assets, End of Period (000’s omitted)	$33,904	$60,836	$59,371	$50,299	$52,380
Ratios to Average Net Assets
Gross Expense	1.40%	1.39%	1.41%	1.44%	1.48%
Net Expenses(b)	0.75%	0.79%	0.80%	0.82%	0.85%
Net Investment Income	3.96%	3.70%	3.77%	3.76%	3.65%
Portfolio Turnover Rate	102%	119%	37%	56%	41%

CLASS B SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.25	$10.51	$10.38	$10.62	$10.46
Income (Loss) From Operations:
Net Investment Income	0.31 (c)	0.29 (c)	0.30	0.31	0.30
Net Realized and Unrealized Gain (Loss)	(0.36)	(0.26)	0.13	(0.23)	0.19

Total Income (Loss) From Operations	(0.05)	0.03	0.43	0.08	0.49

Less Distributions From:
Net Investment Income	(0.30)	(0.29)	(0.30)	(0.31)	(0.30)
Net Realized Gains	—	—	—	(0.01)	(0.03)

Total Distributions	(0.30)	(0.29)	(0.30)	(0.32)	(0.33)

Net Asset Value, End of Period	$ 9.90	$10.25	$10.51	$10.38	$10.62

Total Return(a)	(0.41)%	0.31%	4.23%	0.70%	4.75%
Net Assets, End of Period (000’s omitted)	$1,100	$1,166	$1,470	$1,307	$773
Ratios to Average Net Assets
Gross Expense	1.90%	1.91%	1.95%	1.97%	1.99%
Net Expenses(b)	1.65%	1.66%	1.66%	1.65%	1.67%
Net Investment Income	3.10%	2.83%	2.91%	2.95%	2.86%
Portfolio Turnover Rate	102%	119%	37%	56%	41%

(a)	Based on net asset value, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.

(Financial Highlights continued next page)

108	August 31, 2009 / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

PENNSYLVANIA MUNICIPAL BOND FUND

CLASS A SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.02	$10.09	$10.01	$10.27	$10.20
Income (Loss) From Operations:
Net Investment Income	0.37 (c)	0.35 (c)	0.37	0.38	0.36
Net Realized and Unrealized Gain (Loss)	(0.14)	(0.07)	0.07	(0.27)	0.07

Total Income (Loss) From Operations	0.23	0.28	0.44	0.11	0.43

Less Distributions From:
Net Investment Income	(0.37)	(0.35)	(0.36)	(0.37)	(0.36)
Net Realized Gains	(0.01)	—	—	—	—

Total Distributions	(0.38)	(0.35)	(0.36)	(0.37)	(0.36)

Net Asset Value, End of Period	$ 9.87	$10.02	$10.09	$10.01	$10.27

Total Return(a)	2.39%	2.87%	4.49%	1.11%	4.24%
Net Assets, End of Period (000’s omitted)	$4,731	$5,344	$5,407	$6,225	$8,311
Ratios to Average Net Assets
Gross Expense	1.37%	1.38%	1.40%	1.39%	1.36%
Net Expenses(b)	0.95%	0.95%	0.92%	0.91%	1.12%
Net Investment Income	3.77%	3.54%	3.63%	3.66%	3.48%
Portfolio Turnover Rate	21%	14%	26%	12%	27%

CLASS B SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.02	$10.09	$10.02	$10.28	$10.20
Income (Loss) From Operations:
Net Investment Income	0.28 (c)	0.27 (c)	0.27	0.29	0.29
Net Realized and Unrealized Gain (Loss)	(0.14)	(0.08)	0.07	(0.25)	0.07

Total Income (Loss) From Operations	0.14	0.19	0.34	0.04	0.36

Less Distributions From:
Net Investment Income	(0.28)	(0.26)	(0.27)	(0.30)	(0.28)
Net Realized Gains	(0.01)	—	—	—	—

Total Distributions	(0.29)	(0.26)	(0.27)	(0.30)	(0.28)

Net Asset Value, End of Period	$ 9.87	$10.02	$10.09	$10.02	$10.28

Total Return(a)	1.48%	1.96%	3.47%	0.37%	3.61%
Net Assets, End of Period (000’s omitted)	$749	$853	$875	$858	$893
Ratios to Average Net Assets
Gross Expense	1.90%	1.87%	1.86%	1.82%	1.74%
Net Expenses(b)	1.84%	1.83%	1.81%	1.77%	1.71%
Net Investment Income	2.88%	2.65%	2.74%	2.80%	2.89%
Portfolio Turnover Rate	21%	14%	26%	12%	27%

(a)	Based on net asset value, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.

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PROSPECTUS / August 31, 2009	109

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

VIRGINIA MUNICIPAL BOND FUND

CLASS A SHARES	2009		2008	2007	2006(c)(d)		2005(e)	2004(i)
Net Asset Value, Beginning of Period	$10.67		$10.90	$10.93	$11.17		$11.63	$11.66
Income (Loss) From Operations:
Net Investment Income	0.38	(f)	0.40 (f)	0.41	0.23		0.42	0.35
Net Realized and Unrealized Gain (Loss)	0.00	(h)	(0.14)	0.08	(0.14)		(0.31)	(0.03)

Total Income (Loss) From Operations	0.38		0.26	0.49	0.09		0.11	0.32

Less Distributions From:
Net Investment Income	(0.38)		(0.39)	(0.41)	(0.23)		(0.42)	(0.35)
Net Realized Gains	(0.00	)(h)	(0.10)	(0.11)	(0.10)		(0.15)	—

Total Distributions	(0.38)		(0.49)	(0.52)	(0.33)		(0.57)	(0.35)

Net Asset Value, End of Period	$10.67		$10.67	$10.90	$10.93		$11.17	$11.63

Total Return(a)	3.73%		2.47%	4.56%	0.86%		1.00%	2.82%
Net Assets, End of Period (000’s omitted)	$20,085		$16,570	$18,129	$22,250		$25,107	$27,218
Ratios to Average Net Assets
Gross Expense	1.88%		1.77%	1.71%	1.56	%(g)	0.98%	0.97	%(h)
Net Expenses(b)	0.84%		0.88%	0.86%	0.45	%(g)	0.98%	0.95	%(h)
Net Investment Income	3.62%		3.67%	3.76%	4.32	%(g)	3.63%	3.67	%(h)
Portfolio Turnover Rate	7%		3%	9%	5%		12%	14%

(a)	Based on net asset value, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Beginning with the year ended April 30, 2006, the Fund was audited by Ernst & Young, LLP. The previous periods ended were audited by another Independent Registered Public Accounting Firm.
(d)	Reflects operations for the period from November 1, 2005 to April 30, 2006. The Fund changed its fiscal year end from October 31 to April 30.
(e)	Reflects operations for the year ended October 31.
(f)	Per share numbers have been calculated using the average shares method.
(g)	Computed on an annualized basis.
(h)	Represents less than $0.01.
(i)	Reflects operations for the period January 1, 2004 to October 31, 2004. The Fund changed its fiscal year end from December 31, to October 31.

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110	August 31, 2009 / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

SHORT DURATION GOVERNMENT BOND FUND

CLASS A SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.78	$ 9.61	$ 9.48	$ 9.60	$ 9.67
Income (Loss) From Operations:
Net Investment Income	0.32 (c)	0.36 (c)	0.34	0.27	0.21
Net Realized and Unrealized Gain (Loss)	0.12	0.17	0.14	(0.12)	(0.06)

Total Income (Loss) From Operations	0.44	0.53	0.48	0.15	0.15

Less Distributions From:
Net Investment Income	(0.32)	(0.36)	(0.35)	(0.27)	(0.22)
Net Realized Gains	—	—	—	—	—

Total Distributions	(0.32)	(0.36)	(0.35)	(0.27)	(0.22)

Net Asset Value, End of Period	$ 9.90	$ 9.78	$ 9.61	$ 9.48	$ 9.60

Total Return(a)	4.59%	5.65%	5.17%	1.63%	1.55%
Net Assets, End of Period (000’s omitted)	$5,209	$3,005	$3,421	$4,477	$5,675
Ratios to Average Net Assets
Gross Expense	1.25%	1.26%	1.27%	1.28%	1.28%
Net Expenses(b)	0.80%	0.81%	0.89%	0.92%	0.81%
Net Investment Income	3.27%	3.76%	3.68%	2.85%	2.26%
Portfolio Turnover Rate	84%	67%	97%	71%	83%

CLASS B SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.78	$ 9.61	$ 9.48	$ 9.60	$ 9.67
Income (Loss) From Operations:
Net Investment Income	0.24 (c)	0.28 (c)	0.29	0.22	0.15
Net Realized and Unrealized Gain (Loss)	0.13	0.17	0.13	(0.12)	(0.07)

Total Income (Loss) From Operations	0.37	0.45	0.42	0.10	0.08

Less Distributions From:
Net Investment Income	(0.24)	(0.28)	(0.29)	(0.22)	(0.15)
Net Realized Gains	—	—	—	—	—

Total Distributions	(0.24)	(0.28)	(0.29)	(0.22)	(0.15)

Net Asset Value, End of Period	$ 9.91	$ 9.78	$ 9.61	$ 9.48	$ 9.60

Total Return(a)	3.80%	4.76%	4.51%	1.09%	0.87%
Net Assets, End of Period (000’s omitted)	$275	$104	$105	$123	$124
Ratios to Average Net Assets
Gross Expense	1.76%	1.76%	1.77%	1.78%	1.78%
Net Expenses(b)	1.66%	1.66%	1.52%	1.45%	1.48%
Net Investment Income	2.43%	2.90%	3.07%	2.37%	1.60%
Portfolio Turnover Rate	84%	67%	97%	71%	83%

(a)	Based on net asset value, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.

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PROSPECTUS / August 31, 2009	111

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

SHORT-TERM CORPORATE BOND FUND

CLASS A SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.87	$ 9.83	$ 9.72	$ 9.80	$ 9.87
Income (Loss) From Operations:
Net Investment Income	0.27 (c)	0.40 (c)	0.37	0.28	0.22
Net Realized and Unrealized Gain (Loss)	0.08	0.03	0.11	(0.08)	(0.07)

Total Income (Loss) From Operations	0.35	0.43	0.48	0.20	0.15

Less Distributions From:
Net Investment Income	(0.33)	(0.39)	(0.37)	(0.28)	(0.22)
Net Realized Gains	—	—	—	—	—

Total Distributions	(0.33)	(0.39)	(0.37)	(0.28)	(0.22)

Net Asset Value, End of Period	$ 9.89	$ 9.87	$ 9.83	$ 9.72	$ 9.80

Total Return(a)	3.59%	4.48%	5.00%	2.10%	1.51%
Net Assets, End of Period (000’s omitted)	$453	$63	$83	$281	$310
Ratios to Average Net Assets
Gross Expense	1.48%	1.49%	1.49%	1.48%	1.46%
Net Expenses(b)	0.89%	0.89%	0.93%	0.94%	0.96%
Net Investment Income	3.21%	4.01%	3.65%	2.89%	2.28%
Portfolio Turnover Rate	94%	80%	64%	83%	97%

CLASS B SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.88	$ 9.83	$ 9.72	$ 9.80	$ 9.87
Income (Loss) From Operations:
Net Investment Income	0.22 (c)	0.31 (c)	0.29	0.21	0.14
Net Realized and Unrealized Gain (Loss)	0.05	0.05	0.11	(0.08)	(0.07)

Total Income (Loss) From Operations	0.27	0.36	0.40	0.13	0.07

Less Distributions From:
Net Investment Income	(0.24)	(0.31)	(0.29)	(0.21)	(0.14)
Net Realized Gains	—	—	—	—	—

Total Distributions	(0.24)	(0.31)	(0.29)	(0.21)	(0.14)

Net Asset Value, End of Period	$ 9.91	$ 9.88	$ 9.83	$ 9.72	$ 9.80

Total Return(a)	2.81%	3.70%	4.15%	1.30%	0.69%
Net Assets, End of Period (000’s omitted)	$159	$77	$42	$66	$40
Ratios to Average Net Assets
Gross Expense	1.98%	2.00%	1.98%	1.96%	1.96%
Net Expenses(b)	1.73%	1.75%	1.74%	1.73%	1.77%
Net Investment Income	2.37%	3.17%	2.91%	2.15%	1.42%
Portfolio Turnover Rate	94%	80%	64%	83%	97%

(a)	Based on net asset value, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.

(Financial Highlights continued next page)

112	August 31, 2009 / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

U.S. GOVERNMENT BOND FUND

CLASS A SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.48	$ 9.28	$ 9.10	$ 9.46	$ 9.51
Income (Loss) From Operations:
Net Investment Income	0.36 (c)	0.39 (c)	0.40	0.38	0.37	(c)
Net Realized and Unrealized Gain (Loss)	0.05	0.21	0.18	(0.36)	(0.00	)(d)

Total Income (Loss) From Operations	0.41	0.60	0.58	0.02	0.37

Less Distributions From:
Net Investment Income	(0.39)	(0.40)	(0.40)	(0.38)	(0.42)
Net Realized Gains	—	—	—	—	—

Total Distributions	(0.39)	(0.40)	(0.40)	(0.38)	(0.42)

Net Asset Value, End of Period	$ 9.50	$ 9.48	$ 9.28	$ 9.10	$ 9.46

Total Return(a)	4.42%	6.58%	6.46%	0.18%	3.93%
Net Assets, End of Period (000’s omitted)	$7,078	$37,690	$51,955	$43,955	$45,179
Ratios to Average Net Assets
Gross Expense	1.38%	1.33%	1.27%	1.32%	1.42%
Net Expenses(b)	0.72%	0.94%	0.87%	0.88%	0.95%
Net Investment Income	4.30%	4.22%	4.29%	3.93%	3.94%
Portfolio Turnover Rate(e)	35%	52%	71%	95%	106%

CLASS B SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.49	$ 9.28	$ 9.10	$ 9.46	$ 9.51
Income (Loss) From Operations:
Net Investment Income	0.29 (c)	0.31 (c)	0.31	0.30	0.29	(c)
Net Realized and Unrealized Gain (Loss)	—	0.21	0.18	(0.37)	(0.01)

Total Income (Loss) From Operations	0.29	0.52	0.49	(0.07)	0.28

Less Distributions From:
Net Investment Income	(0.29)	(0.31)	(0.31)	(0.29)	(0.33)
Net Realized Gains	—	—	—	—	—

Total Distributions	(0.29)	(0.31)	(0.31)	(0.29)	(0.33)

Net Asset Value, End of Period	$ 9.49	$ 9.49	$ 9.28	$ 9.10	$ 9.46

Total Return(a)	3.15%	5.69%	5.44%	(0.73)%	3.02%
Net Assets, End of Period (000’s omitted)	$273	$316	$227	$367	$275
Ratios to Average Net Assets
Gross Expense	1.90%	1.90%	1.86%	1.89%	1.92%
Net Expenses(b)	1.82%	1.83%	1.83%	1.83%	1.84%
Net Investment Income	3.06%	3.35%	3.33%	3.00%	3.09%
Portfolio Turnover Rate(e)	35%	52%	71%	95%	106%

(a)	Based on net asset value, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Represents less than $0.01.
(e)	This calculation excludes purchases and sales from dollar roll transactions.

(Financial Highlights continued next page)

PROSPECTUS / August 31, 2009	113

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

BALANCED FUND

CLASS A SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$14.43	$15.11	$13.75	$12.92	$13.04
Income (Loss) From Operations:
Net Investment Income	0.38 (c)	0.38 (c)	0.29 (c)	0.18	0.20
Net Realized and Unrealized Gain (Loss)	(3.26)	(0.66)	1.37	0.86	(0.12)

Total Income (Loss) From Operations	(2.88)	(0.28)	1.66	1.04	0.08

Less Distributions From:
Net Investment Income	(0.40)	(0.40)	(0.30)	(0.21)	(0.20)
Net Realized Gains	—	—	—	—	—

Total Distributions	(0.40)	(0.40)	(0.30)	(0.21)	(0.20)

Net Asset Value, End of Period	$11.15	$14.43	$15.11	$13.75	$12.92

Total Return(a)	(20.12)%	(1.89)%	12.23%	8.09%	0.61%
Net Assets, End of Period (000’s omitted)	$11,766	$18,569	$21,547	$21,679	$25,237
Ratios to Average Net Assets
Gross Expense	2.22%	1.94%	1.62%	1.54%	1.41%
Net Expenses(b)	1.08%	0.98%	1.05%	1.10%	1.11%
Net Investment Income	3.15%	2.59%	2.10%	1.30%	1.50%
Portfolio Turnover Rate	59%	17%	157%	48%	41%

CLASS B SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$14.50	$15.12	$13.75	$12.92	$13.04
Income (Loss) From Operations:
Net Investment Income	0.30 (c)	0.25 (c)	0.18 (c)	0.07	0.11
Net Realized and Unrealized Gain (Loss)	(3.31)	(0.66)	1.38	0.87	(0.12)

Total Income (Loss) From Operations	(3.01)	(0.41)	1.56	0.94	(0.01)

Less Distributions From:
Net Investment Income	(0.22)	(0.21)	(0.19)	(0.11)	(0.11)
Net Realized Gains	—	—	—	—	—

Total Distributions	(0.22)	(0.21)	(0.19)	(0.11)	(0.11)

Net Asset Value, End of Period	$11.27	$14.50	$15.12	$13.75	$12.92

Total Return(a)	(20.73)%	(2.76)%	11.41%	7.33%	(0.11)%
Net Assets, End of Period (000’s omitted)	$2,280	$3,808	$5,419	$8,827	$11,868
Ratios to Average Net Assets
Gross Expense	2.72%	2.43%	2.12%	2.04%	1.91%
Net Expenses(b)	1.83%	1.85%	1.81%	1.81%	1.81%
Net Investment Income	2.40%	1.73%	1.29%	0.60%	0.80%
Portfolio Turnover Rate	59%	17%	157%	48%	41%

(a)	Based on net asset value, which does not reflect the sales charge or CDSC, if applicable.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.

(Financial Highlights continued next page)

114	August 31, 2009 / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MANAGED ALLOCATION FUND – AGGRESSIVE GROWTH

CLASS A SHARES	2009		2008	2007	2006		2005
Net Asset Value, Beginning of Period	$ 9.99		$ 10.98	$10.65	$ 9.72		$ 9.49
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	0.03		(0.01)	0.02	0.02		0.03
Net Realized and Unrealized Gain (Loss)	(3.89)		(0.45)	1.22	1.70		0.25

Total Income (Loss) From Operations	(3.86)		(0.46)	1.24	1.72		0.28

Less Distributions From:
Net Investment Income	(0.03)		(0.13)	(0.19)	(0.05)		(0.04)
Return of Capital	(0.01)		—	—	—		—
Net Realized Gains	(0.71)		(0.40)	(0.72)	(0.74)		(0.01)

Total Distributions	(0.75)		(0.53)	(0.91)	(0.79)		(0.05)

Net Asset Value, End of Period	$ 5.38		$ 9.99	$10.98	$10.65		$ 9.72

Total Return(a)	(38.02)%		(4.44)%	12.21%	18.34%		2.98%
Net Assets, End of Period (000’s omitted)	$10,808		$20,282	$22,606	$20,790		$14,414
Ratios to Average Net Assets
Gross Expense	1.98%		1.39%	1.36%	1.51%		1.68%
Net Expenses(b)	0.92%		0.85%	0.86%	1.00%		1.02%
Net Investment Income	0.42%		(0.09)%	0.16%	0.70%		0.34%
Portfolio Turnover Rate	31%		19%	22%	6%		114%

CLASS B SHARES	2009		2008	2007	2006		2005
Net Asset Value, Beginning of Period	$ 9.67		$10.70	$10.42	$ 9.54		$ 9.34
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	(0.01)		(0.07)	(0.04)	(0.05)		(0.02)
Net Realized and Unrealized Gain (Loss)	(3.76)		(0.43)	1.19	1.69		0.24

Total Income (Loss) From Operations	(3.77)		(0.50)	1.15	1.64		0.22

Less Distributions From:
Net Investment Income	(0.00	)(d)	(0.13)	(0.15)	(0.02)		(0.01)
Return of Capital	(0.01)		—	—	—		—
Net Realized Gains	(0.71)		(0.40)	(0.72)	(0.74)		(0.01)

Total Distributions	(0.72)		(0.53)	(0.87)	(0.76)		(0.02)

Net Asset Value, End of Period	$ 5.18		$ 9.67	$10.70	$10.42		$ 9.54

Total Return(a)	(38.38)%		(4.98)%	11.59%	17.75%		2.35%
Net Assets, End of Period (000’s omitted)	$5,033		$9,566	$10,740	$9,559		$7,906
Ratios to Average Net Assets
Gross Expense	2.48%		1.89%	1.86%	2.01%		2.18%
Net Expenses(b)	1.49%		1.42%	1.43%	1.57%		1.59%
Net Investment Income	(0.13)%		(0.70)%	(0.40)%	0.00	%(d)	(0.23)%
Portfolio Turnover Rate	31%		19%	22%	6%		114%

(a)	Based on net asset value, which does not reflect the sales charge or CDSC, if applicable.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Represents less than 0.01%.

(Financial Highlights continued next page)

PROSPECTUS / August 31, 2009	115

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MANAGED ALLOCATION FUND – CONSERVATIVE GROWTH

CLASS A SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.74	$10.07	$ 9.94	$ 9.81	$ 9.81
Income (Loss) From Operations:
Net Investment Income	0.14 (c)	0.17 (c)	0.23 (c)	0.20 (c)	0.16
Net Realized and Unrealized Gain (Loss)	(1.86)	(0.11)	0.47	0.33	0.02

Total Income (Loss) From Operations	(1.72)	0.06	0.70	0.53	0.18

Less Distributions From:
Net Investment Income	(0.13)	(0.22)	(0.28)	(0.19)	(0.15)
Net Realized Gains	(0.32)	(0.17)	(0.29)	(0.21)	(0.03)

Total Distributions	(0.45)	(0.39)	(0.57)	(0.40)	(0.18)

Net Asset Value, End of Period	$ 7.57	$ 9.74	$10.07	$ 9.94	$ 9.81

Total Return(a)	(17.50)%	0.60%	7.31%	5.46%	1.87%
Net Assets, End of Period (000’s omitted)	$5,660	$8,296	$10,567	$10,592	$6,147
Ratios to Average Net Assets
Gross Expense	2.18%	1.71%	1.65%	1.81%	2.05%
Net Expenses(b)	0.94%	0.96%	1.00%	1.00%	1.00%
Net Investment Income	1.69%	1.66%	2.30%	2.18%	1.63%
Portfolio Turnover Rate	42%	32%	22%	17%	61%

CLASS B SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.71	$10.04	$ 9.91	$ 9.78	$ 9.78
Income (Loss) From Operations:
Net Investment Income	0.10 (c)	0.11 (c)	0.17 (c)	0.12 (c)	0.10
Net Realized and Unrealized Gain (Loss)	(1.86)	(0.10)	0.48	0.35	0.03

Total Income (Loss) From Operations	(1.76)	0.01	0.65	0.47	0.13

Less Distributions From:
Net Investment Income	(0.09)	(0.17)	(0.23)	(0.13)	(0.10)
Net Realized Gains	(0.32)	(0.17)	(0.29)	(0.21)	(0.03)

Total Distributions	(0.41)	(0.34)	(0.52)	(0.34)	(0.13)

Net Asset Value, End of Period	$ 7.54	$ 9.71	$10.04	$ 9.91	$ 9.78

Total Return(a)	(18.01)%	0.04%	6.73%	4.88%	1.32%
Net Assets, End of Period (000’s omitted)	$1,848	$3,136	$3,379	$3,469	$3,817
Ratios to Average Net Assets
Gross Expense	2.68%	2.23%	2.15%	2.37%	2.55%
Net Expenses(b)	1.50%	1.52%	1.56%	1.56%	1.56%
Net Investment Income	1.14%	1.08%	1.73%	1.41%	1.05%
Portfolio Turnover Rate	42%	32%	22%	17%	61%

(a)	Based on net asset value, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.

(Financial Highlights continued next page)

116	August 31, 2009 / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MANAGED ALLOCATION FUND – MODERATE GROWTH

CLASS A SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.07	$10.67	$10.47	$ 9.96	$ 9.80
Income (Loss) From Operations:
Net Investment Income	0.10 (c)	0.10 (c)	0.12 (c)	0.12	0.09
Net Realized and Unrealized Gain (Loss)	(2.82)	(0.19)	0.87	1.09	0.15

Total Income (Loss) From Operations	(2.72)	(0.09)	0.99	1.21	0.24

Less Distributions From:
Net Investment Income	(0.10)	(0.16)	(0.22)	(0.11)	(0.08)
Net Realized Gains	(0.53)	(0.35)	(0.57)	(0.59)	—

Total Distributions	(0.63)	(0.51)	(0.79)	(0.70)	(0.08)

Net Asset Value, End of Period	$ 6.72	$10.07	$10.67	$10.47	$ 9.96

Total Return(a)	(26.61)%	(0.93)%	9.80%	12.45%	2.46%
Net Assets, End of Period (000’s omitted)	$21,871	$36,868	$41,963	$42,198	$29,011
Ratios to Average Net Assets
Gross Expense	1.48%	1.20%	1.14%	1.22%	1.37%
Net Expenses(b)	0.86%	0.88%	0.89%	0.97%	0.98%
Net Investment Income	1.31%	0.98%	1.20%	1.44%	0.98%
Portfolio Turnover Rate	42%	21%	22%	9%	98%

CLASS B SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.82	$10.49	$10.35	$ 9.88	$ 9.75
Income (Loss) From Operations:
Net Investment Income	0.03 (c)	0.02 (c)	0.05 (c)	0.05	0.03
Net Realized and Unrealized Gain (Loss)	(2.74)	(0.18)	0.85	1.07	0.14

Total Income (Loss) From Operations	(2.71)	(0.16)	0.90	1.12	0.17

Less Distributions From:
Net Investment Income	(0.04)	(0.16)	(0.19)	(0.06)	(0.04)
Net Realized Gains	(0.53)	(0.35)	(0.57)	(0.59)	—

Total Distributions	(0.57)	(0.51)	(0.76)	(0.65)	(0.04)

Net Asset Value, End of Period	$ 6.54	$ 9.82	$10.49	$10.35	$ 9.88

Total Return(a)	(27.16)%	(1.70)%	8.94%	11.61%	1.70%
Net Assets, End of Period (000’s omitted)	$12,432	$21,403	$23,656	$22,566	$19,628
Ratios to Average Net Assets
Gross Expense	1.97%	1.72%	1.64%	1.72%	1.87%
Net Expenses(b)	1.67%	1.65%	1.64%	1.72%	1.73%
Net Investment Income	0.45%	0.18%	0.45%	0.52%	0.24%
Portfolio Turnover Rate	42%	21%	22%	9%	98%

(a)	Based on net asset value, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.

(Financial Highlights continued next page)

PROSPECTUS / August 31, 2009	117

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

INTERNATIONAL EQUITY FUND

CLASS A SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$12.18	$13.75	$12.26	$10.88	$ 9.75
Income (Loss) From Operations:
Net Investment Income(c)	0.18	0.17	0.16	0.11	0.09
Net Realized and Unrealized Gain (Loss)	(5.67)	(0.44)	2.08	2.83	1.12

Total Income (Loss) From Operations	(5.49)	(0.27)	2.24	2.94	1.21

Less Distributions From:
Net Investment Income	(0.15)	(0.13)	(0.12)	(0.18)	(0.08)
Net Realized Gains	(0.30)	(1.17)	(0.63)	(1.38)	—

Total Distributions	(0.45)	(1.30)	(0.75)	(1.56)	(0.08)

Net Asset Value, End of Period	$ 6.24	$12.18	$13.75	$12.26	$10.88

Total Return(a)	(44.87)%	(2.39)%	18.89%	29.77%	12.42%
Net Assets, End of Period (000’s omitted)	$5,691	$11,709	$13,245	$11,887	$9,951
Ratios to Average Net Assets
Gross Expense	1.69%	1.69%	1.85%	1.79%	1.91%
Net Expenses(b)	1.37%	1.43%	1.54%	1.48%	1.60%
Net Investment Income	2.21%	1.25%	1.30%	0.97%	0.89%
Portfolio Turnover Rate	105%	58%	39%	136%	59%

CLASS B SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$11.72	$13.37	$11.96	$10.67	$ 9.60
Income (Loss) From Operations:
Net Investment Income(c)	0.12	0.06	0.06	0.01	0.03
Net Realized and Unrealized Gain (Loss)	(5.45)	(0.41)	2.02	2.78	1.09

Total Income (Loss) From Operations	(5.33)	(0.35)	2.08	2.79	1.12

Less Distributions From:
Net Investment Income	(0.10)	(0.13)	(0.04)	(0.12)	(0.05)
Net Realized Gains	(0.30)	(1.17)	(0.63)	(1.38)	—

Total Distributions	(0.40)	(1.30)	(0.67)	(1.50)	(0.05)

Net Asset Value, End of Period	$ 5.99	$11.72	$13.37	$11.96	$10.67

Total Return(a)	(45.30)%	(3.15)%	18.01%	28.84%	11.68%
Net Assets, End of Period (000’s omitted)	$441	$1,095	$1,040	$827	$386
Ratios to Average Net Assets
Gross Expense	2.19%	2.22%	2.38%	2.35%	2.41%
Net Expenses(b)	2.18%	2.21%	2.29%	2.25%	2.31%
Net Investment Income	1.43%	0.48%	0.53%	0.12%	0.33%
Portfolio Turnover Rate	105%	58%	39%	136%	59%

(a)	Based on net asset value, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.

(Financial Highlights continued next page)

118	August 31, 2009 / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

LARGE CAP GROWTH FUND

CLASS A SHARES	2009		2008		2007		2006	2005
Net Asset Value, Beginning of Period	$ 8.75		$ 9.29		$ 8.30		$ 7.48	$ 7.60
Income (Loss) From Operations:
Net Investment Income (Loss)	(0.01	)(c)	0.00	(c)(d)	0.01	(c)	(0.01)	0.18
Net Realized and Unrealized Gain (Loss)	(2.93)		(0.27)		0.98		0.84	(0.30)

Total Income (Loss) From Operations	(2.94)		(0.27)		0.99		0.83	(0.12)

Less Distributions From:
Net Investment Income	(0.01)		(0.02)		—		(0.01)	—
Net Realized Gains	—		(0.25)		—		—	—
Distributions from capital	—		0.00	(d)	—		—	—

Total Distributions	(0.01)		(0.27)		—		(0.01)	—

Net Asset Value, End of Period	$ 5.80		$ 8.75		$ 9.29		$ 8.30	$ 7.48

Total Return(a)	(33.56)%		(3.09)%		11.93%		11.05%	(1.58)%
Net Assets, End of Period (000’s omitted)	$15,714		$1,858		$1,987		$2,936	$2,429
Ratios to Average Net Assets
Gross Expense	1.53%		1.63%		1.71%		1.69%	1.74%
Net Expenses(b)	1.23%		1.31%		1.32%		1.29%	1.31%
Net Investment Income	(0.16)%		0.05%		0.16%		0.06%	0.55%
Portfolio Turnover Rate	138%		76%		56%		64%	130%

CLASS B SHARES	2009		2008		2007		2006	2005
Net Asset Value, Beginning of Period	$ 8.18		$ 8.77		$ 7.89		$ 7.16	$ 7.33
Income (Loss) From Operations:
Net Investment Income (Loss)	(0.04	)(c)	(0.06	)(c)	(0.05	)(c)	(0.06)	(0.03)
Net Realized and Unrealized Gain (Loss)	(2.74)		(0.27)		0.93		0.79	(0.14)

Total Income (Loss) From Operations	(2.78)		(0.33)		0.88		0.73	(0.17)

Less Distributions From:
Net Investment Income	—		(0.01)		—		—	—
Net Realized Gains	—		(0.25)		—		—	—
Distributions from capital	—		0.00	(d)	—		—	—

Total Distributions	—		(0.26)		—		—	—

Net Asset Value, End of Period	$ 5.40		$ 8.18		$ 8.77		$ 7.89	$ 7.16

Total Return(a)	(33.99)%		(3.91)%		11.15%		10.20%	(2.32)%
Net Assets, End of Period (000’s omitted)	$2,508		$964		$1,229		$1,316	$1,252
Ratios to Average Net Assets
Gross Expense	2.08%		2.13%		2.21%		2.21%	2.24%
Net Expenses(b)	2.01%		2.05%		2.07%		2.07%	2.07%
Net Investment Income	(0.68)%		(0.69)%		(0.60)%		(0.71)%	(0.49)%
Portfolio Turnover Rate	138%		76%		56%		64%	130%

(a)	Based on net asset value, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Represents less than $0.01.

(Financial Highlights continued next page)

PROSPECTUS / August 31, 2009	119

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

LARGE CAP VALUE FUND

CLASS A SHARES	2009	2008	2007		2006	2005
Net Asset Value, Beginning of Period	$11.32	$13.41	$12.44		$10.93	$10.36
Income (Loss) From Operations:
Net Investment Income	0.19 (c)	0.12 (c)	0.12		0.10	0.11
Net Realized and Unrealized Gain (Loss)	(4.30)	(1.35)	1.80		2.29	0.55

Total Income (Loss) From Operations	(4.11)	(1.23)	1.92		2.39	0.66

Less Distributions From:
Net Investment Income	(0.15)	(0.12)	(0.12)		(0.10)	(0.09)
Net Realized Gains	(0.03)	(0.74)	(0.83)		(0.78)	—

Total Distributions	(0.18)	(0.86)	(0.95)		(0.88)	(0.09)

Net Asset Value, End of Period	$ 7.03	$11.32	$13.41		$12.44	$10.93

Total Return(a)	(36.53)%	(9.56)%	16.10%		22.45%	6.35%
Net Assets, End of Period (000’s omitted)	$5,027	$40,021	$39,023		$34,187	$26,161
Ratios to Average Net Assets
Gross Expense	1.34%	1.31%	1.21%		1.27%	1.47%
Net Expenses(b)	0.53%	1.03%	0.93%		0.98%	1.12%
Net Investment Income	2.30%	0.93%	0.94%		0.86%	0.88%
Portfolio Turnover Rate	34%	17%	18%		18%	126%

CLASS B SHARES	2009	2008	2007		2006	2005
Net Asset Value, Beginning of Period	$11.15	$13.21	$12.27		$10.80	$10.24
Income (Loss) From Operations:
Net Investment Income (Loss)	0.06 (c)	0.01 (c)	(0.00	)(d)	0.00 (d)	0.01
Net Realized and Unrealized Gain (Loss)	(4.20)	(1.32)	1.78		2.25	0.55

Total Income (Loss) From Operations	(4.14)	(1.31)	1.78		2.25	0.56

Less Distributions From:
Net Investment Income	(0.03)	(0.01)	(0.01)		—	—
Net Realized Gains	(0.03)	(0.74)	(0.83)		(0.78)	—

Total Distributions	(0.06)	(0.75)	(0.84)		(0.78)	—

Net Asset Value, End of Period	$ 6.95	$11.15	$13.21		$12.27	$10.80

Total Return(a)	(37.12)%	(10.30)%	15.01%		21.38%	5.47%
Net Assets, End of Period (000’s omitted)	$840	$1,232	$1,418		$1,229	$819
Ratios to Average Net Assets
Gross Expense	1.87%	1.87%	1.88%		1.92%	1.97%
Net Expenses(b)	1.85%	1.85%	1.88%		1.92%	1.92%
Net Investment Income	0.67%	0.11%	(0.01)%		(0.07)%	0.08%
Portfolio Turnover Rate	34%	17%	18%		18%	126%

(a)	Based on net asset value, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods of less one year, if any, are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Represents less than $0.01.

(Financial Highlights continued next page)

120	August 31, 2009 / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MID CAP GROWTH FUND

CLASS A SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$13.43	$15.05	$16.29	$14.06	$13.49
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	(0.01)	(0.09)	(0.07)	(0.06)	(0.12)
Net Realized and Unrealized Gain (Loss)	(4.74)	0.74	0.99	4.13	0.92

Total Income (Loss) From Operations	(4.75)	0.65	0.92	4.07	0.80

Less Distributions From:
Net Investment Income	—	—	—	—	—
Net Realized Gains	(0.31)	(2.27)	(2.16)	(1.84)	(0.23)

Total Distributions	(0.31)	(2.27)	(2.16)	(1.84)	(0.23)

Net Asset Value, End of Period	$ 8.37	$13.43	$15.05	$16.29	$14.06

Total Return(a)	(34.75)%	4.48%	6.64%	30.27%	5.83%
Net Assets, End of Period (000’s omitted)	$19,638	$6,314	$6,930	$7,734	$6,317
Ratios to Average Net Assets
Gross Expense	1.59%	1.66%	1.64%	1.61%	1.63%
Net Expenses(b)	1.08%	1.25%	1.29%	1.29%	1.29%
Net Investment Income	(0.10)%	(0.60)%	(0.51)%	(0.41)%	(0.86)%
Portfolio Turnover Rate	90%	58%	75%	79%	52%

CLASS B SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$12.90	$14.65	$16.02	$13.96	$13.50
Income (Loss) From Operations:
Net Investment Income (Loss)(c)	(0.06)	(0.19)	(0.18)	(0.18)	(0.23)
Net Realized and Unrealized Gain (Loss)	(4.57)	0.71	0.97	4.08	0.92

Total Income (Loss) From Operations	(4.63)	0.52	0.79	3.90	0.69

Less Distributions From:
Net Investment Income	—	—	—	—	—
Net Realized Gains	(0.31)	(2.27)	(2.16)	(1.84)	(0.23)

Total Distributions	(0.31)	(2.27)	(2.16)	(1.84)	(0.23)

Net Asset Value, End of Period	$ 7.96	$12.90	$14.65	$16.02	$13.96

Total Return(a)	(35.26)%	3.67%	5.91%	29.23%	5.01%
Net Assets, End of Period (000’s omitted)	$1,321	$528	$646	$647	$312
Ratios to Average Net Assets
Gross Expense	2.11%	2.05%	2.13%	2.12%	2.13%
Net Expenses(b)	1.83%	1.90%	2.04%	2.05%	2.05%
Net Investment Income	(0.80)%	(1.35)%	(1.26)%	(1.14)%	(1.62)%
Portfolio Turnover Rate	90%	58%	75%	79%	52%

(a)	Based on net asset value, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method

(Financial Highlights continued next page)

PROSPECTUS / August 31, 2009	121

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MULTI CAP GROWTH FUND

CLASS A SHARES	2009		2008		2007		2006		2005
Net Asset Value, Beginning of Period	$18.34		$18.44		$16.67		$14.03		$13.82
Income (Loss) From Operations:
Net Investment Income (Loss)	0.08	(c)	0.03	(c)	0.01	(c)	(0.00	)(c)(d)	0.01
Net Realized and Unrealized Gain (Loss)	(6.29)		(0.12)		1.76		2.66		0.20

Total Income (Loss) From Operations	(6.21)		(0.09)		1.77		2.66		0.21

Less Distributions From:
Net Investment Income	(0.02)		—		—		(0.02)		—
Net Realized Gains	—		(0.01)		—		—		—

Total Distributions	(0.02)		(0.01)		—		(0.02)		—

Net Asset Value, End of Period	$12.11		$18.34		$18.44		$16.67		$14.03

Total Return(a)	(33.84)%		(0.51)%		10.62%		18.95%		1.52%
Net Assets, End of Period (000’s omitted)	$10,429		$17,199		$20,035		$19,561		$20,121
Ratios to Average Net Assets
Gross Expense	2.33%		1.95%		1.70%		1.57%		1.58%
Net Expenses(b)	1.15%		1.09%		1.15%		1.19%		1.20%
Net Investment Income	0.57%		0.16%		0.08%		(0.03)%		0.07%
Portfolio Turnover Rate	180%		138%		118%		124%		264%

CLASS B SHARES	2009		2008		2007		2006		2005
Net Asset Value, Beginning of Period	$17.17		$17.43		$15.88		$13.44		$13.34
Income (Loss) From Operations:
Net Investment Income (Loss)	(0.03	)(c)	(0.13	)(c)	(0.10	)(c)	(0.11)		(0.09)
Net Realized and Unrealized Gain (Loss)	(5.86)		(0.13)		1.65		2.55		0.19

Total Income (Loss) From Operations	(5.89)		(0.26)		1.55		2.44		0.10

Less Distributions From:
Net Investment Income	—		—		—		—		—
Net Realized Gains	—		—		—		—		—

Total Distributions	—		—		—		—		—

Net Asset Value, End of Period	$11.28		$17.17		$17.43		$15.88		$13.44

Total Return(a)	(34.30)%		(1.49)%		9.76%		18.15%		0.75%
Net Assets, End of Period (000’s omitted)	$1,313		$2,608		$4,068		$7,428		$8,808
Ratios to Average Net Assets
Gross Expense	2.81%		2.43%		2.20%		2.07%		2.09%
Net Expenses(b)	1.91%		1.96%		1.91%		1.89%		1.90%
Net Investment Income	(0.21)%		(0.72)%		(0.66)%		(0.73)%		(0.63)%
Portfolio Turnover Rate	180%		138%		118%		124%		264%

(a)	Based on net asset value, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Represents less than $0.01.

(Financial Highlights continued next page)

122	August 31, 2009 / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

SMALL CAP GROWTH FUND

CLASS A SHARES	2009		2008		2007		2006	2005
Net Asset Value, Beginning of Period	$15.53		$19.40		$21.07		$14.53	$17.53
Income (Loss) From Operations:
Net Investment Income	(0.06	)(c)	(0.17	)(c)	(0.13	)(c)	(0.05)	(0.04)
Net realized and unrealized gain (loss)	(5.48)		(0.65)		1.59		6.64	(1.12)

Total Income (Loss) From Operations	(5.54)		(0.82)		1.46		6.59	(1.16)

Less Distributions From:
Net Investment Income	—		—		—		—	—
Net Realized gains	—		(3.05)		(3.13)		(0.05)	(1.84)

Total Distributions	—		(3.05)		(3.13)		(0.05)	(1.84)

Net Asset Value, End of Period	$ 9.99		$15.53		$19.40		$21.07	$14.53

Total Return(a)	(35.67)%		(5.26)%		8.08%		45.47%	(7.72)%
Net Assets, End of Period (000’s omitted)	$29,935		$47,294		$55,406		$59,464	$50,027
Ratios to Average Net Assets
Gross Expense	1.66%		1.62%		1.61%		1.68%	1.64%
Net Expenses(b)	1.26%		1.31%		1.31%		1.31%	1.33%
Net Investment Income	(0.49)%		(0.93)%		(0.68)%		(0.60)%	(0.63)%
Portfolio Turnover Rate	865%		600%		452%		534%	443%

CLASS B SHARES	2009		2008		2007		2006	2005
Net Asset Value, Beginning of Period	$14.47		$18.31		$20.20		$14.04	$17.11
Income (Loss) From Operations:
Net Investment Income	(0.13	)(c)	(0.29	)(c)	(0.26	)(c)	(0.22)	(0.11)
Net realized and unrealized gain (loss)	(5.11)		(0.60)		1.50		6.43	(1.12)

Total Income (Loss) From Operations	(5.24)		(0.89)		1.24		6.21	(1.23)

Less Distributions From:
Net Investment Income	—		—		—		—	—
Net Realized gains	—		(2.95)		(3.13)		(0.05)	(1.84)

Total Distributions	—		(2.95)		(3.13)		(0.05)	(1.84)

Net Asset Value, End of Period	$ 9.23		$14.47		$18.31		$20.20	$14.04

Total Return(a)	(36.21)%		(5.96)%		7.27%		44.35%	(8.35)%
Net Assets, End of Period (000’s omitted)	$1,808		$2,119		$2,747		$2,940	$2,574
Ratios to Average Net Assets
Gross Expense	2.20%		2.11%		2.11%		2.19%	2.14%
Net Expenses(b)	2.06%		2.06%		2.05%		2.05%	2.06%
Net Investment Income	(1.27)%		(1.68)%		(1.43)%		(1.34)%	(1.38)%
Portfolio Turnover Rate	865%		600%		452%		534%	443%

CLASS C SHARES	2009		2008		2007		2006	2005
Net Asset Value, Beginning of Period	$14.93		$18.75		$20.47		$14.12	$17.15
Income (Loss) From Operations:
Net Investment Income	(0.05	)(c)	(0.15	)(c)	(0.13	)(c)	(0.04)	(0.17)
Net realized and unrealized gain (loss)	(5.27)		(0.63)		1.54		6.44	(1.02)

Total Income (Loss) From Operations	(5.32)		(0.78)		1.41		6.40	(1.19)

Less Distributions From:
Net Investment Income	—		—		—		—	—
Net Realized gains	—		(3.04)		(3.13)		(0.05)	(1.84)

Total Distributions	—		(3.04)		(3.13)		(0.05)	(1.84)

Net Asset Value, End of Period	$ 9.61		$14.93		$18.75		$20.47	$14.12

Total Return(a)	(35.63)%		(5.23)%		8.06%		45.44%	(8.06)%
Net Assets, End of Period (000’s omitted)	$210		$299		$287		$386	$344
Ratios to Average Net Assets
Gross Expense	2.62%		1.47%		1.39%		1.42%	1.92%
Net Expenses(b)	1.22%		1.28%		1.31%		1.28%	1.84%
Net Investment Income	(0.42)%		(0.89)%		(0.68)%		(0.56)%	(1.12)%
Portfolio Turnover Rate	865%		600%		452%		534%	443%

(a)	Based on net asset value, which does not reflect the sales charge or CDSC, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.

(Financial Highlights continued next page)

PROSPECTUS / August 31, 2009	123

HOUSEHOLDING POLICY

In an effort to reduce the volume of mail you receive, only one copy of the prospectus, annual/semi-annual report, SAI and proxy statements will be sent to shareholders who are part of the same family and share the same address.

If you would like to request additional copies of the prospectus, annual/semi-annual report or SAI, or wish to opt out of household mailings, please contact Shareholder Services at 1-800-836-2211, or write to MTB Group of Funds, P.O. Box 44489, Denver, CO 80201.

124	August 31, 2009 / PROSPECTUS

HOW TO OBTAIN MORE INFORMATION ABOUT MTB GROUP OF FUNDS

Investment Advisor and Co-Administrator

MTB Investment Advisors, Inc.

100 E. Pratt Street

17th Floor

Baltimore, MD 21202

www.mtbia.com

Distributor

ALPS Distributors, Inc.

1290 Broadway,

Suite 1100

Denver, CO 80203

Co-Administrator, Accountant and Custodian

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

Sub-Advisors to MTB International Equity Fund

Hansberger Global Investors, Inc.

401 East Las Olas Blvd.

Suite 1700

Fort Lauderdale, FL 33301

Baring International Investment Limited

155 Bishopsgate

London

EC2M 3XY

United Kingdom

Sub-Advisor to MTB International Equity Fund

LSV Asset Management

One North Wacker Drive

Suite 4000

Chicago, IL 60606

Sub-Advisor to MTB Balanced Fund

DePrince, Race & Zollo, Inc.

250 Park Avenue South

Suite 250

Winter Park, FL 32789

Sub-Advisor to MTB Large Cap Value Fund

NWQ Investment Management Company LLC

2049 Century Park East

16th Floor

Los Angeles, CA 90067

Transfer Agent and Dividend Disbursing Agent

ALPS Fund Services, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

Independent Registered Public Accounting Firm

Ernst & Young LLP

Two Commerce Square

2001 Market Street

Philadelphia, PA 19103

SEC File No. 811-5514

(8/09)

PROSPECTUS / August 31, 2009	125

FORM OF

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

November 9, 2005

The MTB Group of Funds, their distributor ALPS Distributors, Inc. and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure.

Information The Funds Collect:

The Funds collect nonpublic personal information about you from the following sources:

•

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.

•

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.

•	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share the nonpublic personal information about you, as described above, with financial or nonfinancial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

•

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

•

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

•

We may disclose some or all of the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the Financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security:

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third party service providers.

This page is not part of the prospectus.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

Employee Access to Information:

All of the Funds’ employees must adhere to the Funds’ policy on confidentiality. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information in order to service a customer’s account or comply with legal requirements.

Visiting The Funds’ Website:

•

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

•	Information or data entered into a website will be retained.
•

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don’t have to resubmit personal information. Cookies provide faster access into the website.

•

We may also collect non-personally identifiable Internet Protocol (IP) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail:

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as Social Security numbers, account numbers, or account balances within your e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

Surveys/Aggregate Data:

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement:

The Funds reserve the right to modify or remove parts of this privacy statement at any time. Notice will be provided to you in advance of any changes that would affect your rights under this policy statement.

This page is not part of the prospectus.

MTB GROUP OF FUNDS

100 E. PRATT ST.

(17th FLOOR)

BALTIMORE, MD 21202

www.mtbia.com

MTB-PRO-001-0809

1-800-836-2211  /  mtbfunds.com

How to Obtain More Information About

MTB Group of Funds

The SAI dated August 31, 2009, is incorporated by reference into this prospectus. Additional information about the Fund’s investments is available in the SAIs and in the Annual and Semi-Annual Reports to shareholders of the MTB Group of Funds as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year. To obtain the SAI, the Annual and Semi-Annual Reports (when available) and other information without charge, and make inquiries, call 1-800-836-2211. The SAI and shareholder reports are available on the MTB Funds website, at www.mtbfunds.com.

Automated price, yield, and performance information—24 hours a day, 7 days a week:

Call 1-800-836-2211

SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the Trust, from the SEC’s website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call (202) 551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by (1) writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520 or (2) sending an electronic request to publicinfo@sec.gov.

To Obtain More Information:

Phone: Call 1-800-836-2211

Web: www.mtbfunds.com

We are pleased to send you this prospectus for Class A, B and C Shares of MTB Group of Funds. The prospectus contains important information about your investments in MTB Group of Funds. Since we are required by law to send a prospectus to each person listed as a shareholder, you (or your household) may receive more than one prospectus.

www.mtbfunds.com

Managed by MTB Investment Advisors, Inc. — www.mtbia.com

INSTITUTIONAL CLASS PROSPECTUS: August 31, 2009

INSTITUTIONAL I SHARES, INSTITUTIONAL II

SHARES AND CLASS S SHARES

MTB U.S. Treasury Money Market Fund

MTB Money Market Fund

INSTITUTIONAL I SHARES AND INSTITUTIONAL II
SHARES

MTB Pennsylvania Tax-Free Money Market Fund

MTB Tax-Free Money Market Fund

MTB U.S. Government Money Market Fund

CORPORATE SHARES

MTB Prime Money Market Fund

INSTITUTIONAL I SHARES

MTB New York Tax-Free Money Market Fund

MTB Income Fund

MTB Intermediate-Term Bond Fund

MTB Maryland Municipal Bond Fund

MTB New York Municipal Bond Fund

MTB Pennsylvania Municipal Bond Fund

MTB Short Duration Government Bond Fund

MTB Short-Term Corporate Bond Fund

MTB U.S. Government Bond Fund

MTB Balanced Fund

MTB International Equity Fund MTB Large Cap Growth Fund MTB Large Cap Value Fund MTB Mid Cap Growth Fund MTB Multi Cap Growth Fund MTB Small Cap Growth Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

August 31, 2009 : INSTITUTIONAL CLASS PROSPECTUS

Introduction – Information Common to All Funds

Each portfolio (a Fund) of MTB Group of Funds (MTB Funds or Trust) is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The investment advisor (or sub-advisor) invests each Fund’s assets in a way that the advisor believes will help a Fund achieve its goal. Still, investing in each Fund involves risk, and there is no guarantee that a Fund will achieve its goal. The investment advisor’s judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the investment advisor does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The MTB U.S. Treasury Money Market Fund, MTB U.S. Government Money Market Fund, MTB Money Market Fund, MTB Tax-Free Money Market Fund, MTB Pennsylvania Tax-Free Money Market Fund, MTB Prime Money Market Fund and MTB New York Tax-Free Money Market Fund try to maintain a constant price per share of $1.00, but there is no guarantee that these Funds will achieve this goal. Please call 1-800-836-2211 to obtain current 7-day yield information for these Funds.

How to Read this Prospectus

The Trust is a mutual fund family that offers different classes of Shares in separate Funds. The Funds have individual investment goals and strategies. This prospectus gives you important information about the Institutional I Shares, Institutional II Shares, Corporate Shares and Class S Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

Institutional I Shares, Institutional II Shares, Corporate Shares and Class S Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

MTB Funds	•	Are NOT FDIC Insured	•	Have No Bank Guarantee	•	May Lose Value

Managed by MTB Investment Advisors, Inc.

August 31, 2009  /  PROSPECTUS

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

Contents

Fund Goals, Strategies, Risks and Performance	1
Money Market Funds	4

MTB Money Market Fund (Money Market Fund)	Cusip: 55376T445, Symbol: VNSXX (Class S Shares);	4
	Cusip: 55376T429, Symbol: AKMXX (Institutional I Shares);	4
	Cusip: 55376T411, Symbol: AKIXX (Institutional II Shares)	4
MTB New York Tax-Free Money Market Fund (New York Tax-Free Money Market Fund)	Cusip: 55376T320, Symbol: VNIXX (Institutional I Shares)	7
MTB Pennsylvania Tax-Free Money Market Fund (Pennsylvania Tax-Free Money Market Fund)	Cusip: 55376T262, Symbol: ARPXX (Institutional I Shares);	9
	Cusip: 55376T254, Symbol: ARAXX (Institutional II Shares)	9
MTB Prime Money Market Fund (Prime Money Market Fund)	Cusip: 55376T841, Symbol: GVPXX (Corporate Shares)	12
MTB Tax-Free Money Market Fund (Tax-Free Money Market Fund)	Cusip: 55376V309, Symbol: AKXXX (Institutional I Shares);	14
	Cusip: 55376V408, Symbol: AFIXX (Institutional II Shares)	14
MTB U.S. Government Money Market Fund (U.S. Government Money Market Fund)	Cusip: 55376V887, Symbol: AKGXX (Institutional I Shares);	17
	Cusip: 55376V879, Symbol: AIIXX (Institutional II Shares)	17
MTB U.S. Treasury Money Market Fund (U.S. Treasury Money Market Fund)	Cusip: 55376V853, Symbol: VTSXX (Class S Shares);	20
	Cusip: 55376V846, Symbol: AKTXX (Institutional I Shares);	20
	Cusip: 55376V838, Symbol: ARMXX (Institutional II Shares)	20

Bond Funds	23

Balanced Fund	46

MTB Balanced Fund (Balanced Fund)	Cusip: 55376T304, Symbol: ARGIX (Institutional I Shares)	46

Stock Funds	49

MTB International Equity Fund (International Equity Fund)	Cusip: 55376T775, Symbol: MVIEX (Institutional I Shares)	49
MTB Large Cap Growth Fund (Large Cap Growth Fund)	Cusip: 55376T742, Symbol: MLGIX (Institutional I Shares)	52
MTB Large Cap Value Fund (Large Cap Value Fund)	Cusip: 55376T668, Symbol: MLCVX (Institutional I Shares)	55
MTB Mid Cap Growth Fund (Mid Cap Growth Fund)	Cusip: 55376T510, Symbol: ARMEX (Institutional I Shares)	58
MTB Multi Cap Growth Fund (Multi Cap Growth Fund)	Cusip: 55376T379, Symbol: ARCGX (Institutional I Shares)	61
MTB Small Cap Growth Fund (Small Cap Growth Fund)	Cusip: 55376T148, Symbol: ARPEX (Institutional I Shares)	64

MTB INSTITUTIONAL CLASS OF FUNDS

FUND GOALS, STRATEGIES, RISKS AND PERFORMANCE

This prospectus of the Trust offers Institutional I Shares of 16 Funds, including 6 Stock Funds, one Balanced Fund, eight Bond Funds and one Money Market Fund; Institutional I Shares and Institutional II Shares of three Money Market Funds; Corporate Shares of one Money Market Fund; and Institutional I Shares, Institutional II Shares and Class S Shares of two Money Market Funds. Under separate prospectuses, the Trust offers one or more additional classes of Shares (Class A Shares, Class A2 Shares, Class B Shares, or Class C Shares) for these and other Funds.

The following pages describe the investment goals (objectives), strategies and principal risks of each Fund whose Institutional I Shares, Institutional II Shares, Corporate Shares or Class S Shares are offered by this prospectus.

There can be no assurance that a Fund will achieve its goal. However, each Fund endeavors to do so by following the strategies and policies described in this prospectus.

The investment goal of each Fund may only be changed upon the approval of a majority of the outstanding Shares of the Fund which may be affected by the changes. Certain investment strategies may be changed without shareholder approval, although a Fund will provide shareholders with at least 60 days prior written notice of a change in its 80% investment policy.

Performance and Financial History of MTB Funds Which Succeeded the ARK Funds

Each of the following Funds (a Successor MTB Fund) is the successor to a corresponding portfolio of the ARK Funds pursuant to a reorganization (ARK Reorganization) which took place on August 15, 2003 or August 22, 2003 (together, the Closing Date).

Successor MTB Fund	Former ARK Portfolio (sometimes referred to as “Accounting Survivor”)
MTB Pennsylvania Tax-Free Money Market Fund	ARK Pennsylvania Tax-Free Money Market Portfolio
MTB Tax-Free Money Market Fund	ARK Tax-Free Money Market Portfolio
MTB U.S. Government Money Market Fund	ARK U.S. Government Money Market Portfolio
MTB Income Fund	ARK Income Portfolio
MTB Intermediate-Term Bond Fund	ARK Intermediate Fixed Income Portfolio
MTB Maryland Municipal Bond Fund	ARK Maryland Tax-Free Portfolio
MTB Pennsylvania Municipal Bond Fund	ARK Pennsylvania Tax-Free Portfolio
MTB Short-Term Corporate Bond Fund	ARK Short-Term Bond Portfolio
MTB Balanced Fund	ARK Balanced Portfolio
MTB Mid Cap Growth Fund	ARK Mid Cap Equity Portfolio
MTB Multi Cap Growth Fund	ARK Capital Growth Portfolio
MTB Small Cap Growth Fund	ARK Small Cap Equity Portfolio

Prior to the Closing Date, each Successor MTB Fund had no investment operations. Accordingly, the performance information provided in the prospectus for periods prior to the Closing Date is historical information for the corresponding ARK Fund (and also reflects that Institutional Shares of each Accounting Survivor have been redesignated as Institutional I Shares of the corresponding MTB Fund). Each of the corresponding ARK Funds was managed by Allied Investment Advisors, Inc. (AIA), which became a wholly-owned subsidiary of Manufacturers and Traders Trust Company (M&T Bank) on April 1, 2003, when M&T Bank Corporation acquired AllFirst Financial, Inc., AllFirst Bank (AllFirst) and their affiliates. On August 22, 2003, the investment advisory operations of M&T Asset Management, a department of M&T Bank, which was the pre-Reorganization advisor to the Trust, were transferred to AIA (which was renamed MTB Investment Advisors, Inc.). Effective on that date, MTB Investment Advisors, Inc. (MTBIA or Advisor) became the investment advisor to the Trust. Each Successor MTB Fund has investment objectives and policies that are identical or substantially similar to those of the corresponding ARK Fund, although each Successor MTB Fund has different fee and expense arrangements than the corresponding ARK Fund.

PROSPECTUS / August 31, 2009	1

MTB INSTITUTIONAL CLASS OF FUNDS

Performance and Financial History of MTB Funds Which Succeeded the Governor Funds

Each of the following Funds (Successor MTB Fund) is a successor to a corresponding portfolio of the Governor Funds (Corresponding Governor Fund) pursuant to a reorganization that took place on January 8, 2001.

Successor MTB Fund	Corresponding Governor Fund
MTB Prime Money Market Fund (formerly VISION Institutional Prime Money Market Fund)	Prime Money Market Fund
MTB Short Duration Government Bond Fund (formerly VISION Institutional Limited Duration U.S. Government Fund)	Limited Duration Government Securities Fund
MTB International Equity Fund	International Equity Fund

Prior to that date, each Successor MTB Fund had no investment operations. Accordingly, the performance information and financial information provided in the prospectus for periods prior to January 8, 2001, is historical information for the Corresponding Governor Fund. Each of the Corresponding Governor Funds was managed through January 8, 2001 by Martindale Andres & Company LLC, which became a subsidiary of M&T Bank on October 6, 2000. On January 8, 2001, M&T Asset Management, a department of M&T Bank, assumed all advisory responsibilities. Each Corresponding Governor Fund had investment objectives and policies that are identical or substantially similar to that of the Successor MTB Fund, although the Corresponding Governor Funds had different fee and expense arrangements.

Prior to August 15, 2003, the Trust was known as Vision Group of Funds. Prior to August 11, 2000, Vision Group of Funds was known as Vision Group of Funds, Inc.

Performance

On the following pages is performance information for each Fund. This information gives you some indication of the risks of an investment in a Fund by comparing each Fund’s performance with a broad measure of market performance. While past performance of a Fund does not necessarily predict future performance, the following information provides you with the historical performance information to assist you in analyzing how each Fund’s investment risks may be balanced by their potential rewards. For more current performance information, including the current 7-Day Net Yields of the Money Market Funds, call 1-800-836-2211.

Bar Charts

The bar chart represents the (historical) calendar year performance of each Fund. Following the bar chart is the year-to-date performance of Shares through the most recent calendar quarter. Also provided is the best and worst calendar quarter performance for Shares through the most recent calendar year. For Funds which have more than one class of Shares offered by this prospectus with an operating history, the bar chart shows the performance of the class which has the longest operating history.

Average Annual Total Return Tables

Following the bar chart is a performance table showing the Average Annual Total Return of the Funds as compared to an appropriate broad-based securities market index for certain periods ended December 31, 2008. The market indices are unmanaged and are not adjusted for any sales charges, expenses or other fees the Securities and Exchange Commission (SEC) requires to be reflected in a Fund’s performance. You cannot invest directly in an index.

Risks Common to the Funds

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Although the Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Money Market Funds.

The MTB Prime Money Market Fund, MTB Money Market Fund, MTB Tax-Free Money Market Fund, MTB Pennsylvania Tax-Free Money Market Fund, MTB New York Tax-Free Money Market Fund and MTB U.S. Government Money Market Fund (collectively, the “Funds”) extended their participation in the United States Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The MTB U.S. Treasury Money Market Fund, which had previously participated in the Program, did not continue to do so.

The Program seeks to guarantee investors in participating money market funds that they will receive $1 for each money market fund share that they held as of the close of business on September 19, 2008, in the event that a fund liquidates its holdings and the per share value at that time is less than $1 per share. While the Program is in effect, shareholders of a Fund on September 19, 2008 who have a positive account balance on the date, if any, on which the fund’s market-based net asset value per share falls below $0.995 (the “Guarantee Event”) will be protected up to the lesser of (a) the number of Shares owned by the shareholder on September 19, 2008 or (b) the number of Shares owned by the shareholder on the date of the Guarantee Event. A shareholder will receive the lesser of these two amounts even if his or her account balance fluctuates to zero after September 19, 2008, provided the account has remained open continuously since September 19, 2008. However, if a shareholder who owns Shares covered by the Program closes his or her account or transfers Shares to a new account (e.g., to a new direct ownership structure, a new broker or other intermediary, or a new vehicle like a 401(k) or IRA), the Shares will not be covered. Upon any liquidation pursuant to the Program, Shares not protected by the Program will receive only net asset value per share, which may be less than $1.00.

2	August 31, 2009 / PROSPECTUS

MTB INSTITUTIONAL CLASS OF FUNDS

The Program extension period began on May 1, 2009, and will continue through September 18, 2009. Participation in this extension of the Program required payment to the Treasury in the amount of 0.015% based on the net asset value of each Fund as of September 19, 2008. This expense will be borne by each Fund without regard to any expense limitation currently in effect for the Fund, and therefore will be shared among all shareholders while the Program is in effect. The Program is due to expire on September 18, 2009. If a Guarantee Event occurs after the Program expires, neither the Funds nor any shareholder will be entitled to any payment under the Program.

PROSPECTUS / August 31, 2009	3

MTB MONEY MARKET FUND

Cusip: 55376T445	Symbol: VNSXX	(Class S Shares)
Cusip: 55376T429	Symbol: AKMXX	(Institutional I Shares)
Cusip: 55376T411	Symbol: AKIXX	(Institutional II Shares)

Goal

To seek current income while providing liquidity and stability of principal.

Strategy

The Fund invests at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government, and its agencies and corporations, and repurchase agreements secured by these obligations.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks

All mutual funds have investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

•	Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

Performance Information

Risk/Return Bar Chart

Best Quarter 1.46% (9/30/00) Worst Quarter 0.04% (9/30/03)

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Class S Shares total returns on a calendar year-end basis.

The Fund’s Class S Shares are sold without a sales charge (load). The total returns above are based upon net asset value.

The Fund’s Class S Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was 0.01%.

4	August 31, 2009 / PROSPECTUS

MONEY MARKET FUNDS

MTB MONEY MARKET FUND

Average Annual Total Return Table

The following table represents the Fund’s Class S Shares, Institutional I Shares and Institutional II Shares Average Annual Total Returns for the calendar periods ended December 31, 2008. The returns reflect voluntary fee waivers in effect during certain of these periods. The fee waivers may be terminated at any time. The returns would be lower without the fee waivers. Please see the footnotes to the Fees and Expenses table for additional information about fee waivers. The table also shows returns for iMoneyNet, Inc. First Tier Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund’s goals. The average is unmanaged and it is not possible to invest directly in an average.

(For the calendar periods ended December 31, 2008)

	1 Year	5 Years	10 Years	Start of Performance(1)
Class S Shares	1.84%	2.63%	2.76%	N/A
Institutional I Shares	2.36%	3.15%	N/A	2.98%
Institutional II Shares	2.25%	3.06%	N/A	2.89%
iMoneyNet, Inc. First Tier Institutional Average	2.58%	3.22%	3.31%	3.38%	(2)

(1)	The Fund’s Class S Shares start of performance date was June 8, 1998, the Fund’s Institutional I Shares start of performance date was August 18, 2003 and the Fund’s Institutional II Shares start of performance date was August 18, 2003.

The Fund’s Class S Shares, Institutional I Shares and Institutional II Shares 7-Day Net Yields as of December 31, 2008 were 0.22%, 0.72% and 0.62%, respectively. Investors may call the Fund at 1-800-836-2211 to acquire the current 7-Day Net Yield.

(2)	iMoneyNet Average performance presented is as of the nearest month-end following inception date.

Past performance is no guarantee of future results This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class S Shares, Institutional I Shares and Institutional II Shares.

Shareholder Fees

	Class S	Institutional I	Institutional II
Fees Paid Directly From Your Investment	None	None	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

	Class S		Institutional I	Institutional II
Management Fee(2)	0.40%		0.40%	0.40%
Distribution (12b-1) Fee	0.25%	(3)	None	0.25%	(3)
Other Expenses(4)	0.36%		0.36%	0.11%
Total Annual Fund Operating Expenses(5)	1.01%		0.76%	0.76%

(1)	The percentages shown are based on expenses for the entire fiscal year ended April 30, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

(2)	The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.34% for the fiscal year ended April 30, 2009.

(3)	A portion of the distribution (12b-1) fee for the Fund’s Class S and Institutional II Shares has been waived. The distributor can terminate this waiver at any time. The distribution (12b-1) fee paid by the Fund’s Class S and Institutional II Shares (after the waiver) were 0.23% and 0.10% for the fiscal year ended April 30, 2009.

(4)	The shareholder services provider waived its entire fee for the Fund’s Institutional I shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Class S, and Institutional I Shares (after the waiver) were 0.32%, 0.11% and 0.11% for the fiscal year ended April 30, 2009.

(5)	Although not contractually obligated to do so, the Advisor, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2009.

	Class S	Institutional I	Institutional II
Total Waivers of Fund Expenses	0.13%	0.31%	0.23%
Total Actual Annual Fund Operating Expenses (after waivers)	0.88%	0.45%	0.53%

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended April 30, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since April 30, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of the Fund may be limited by voluntary waivers. These waivers may be changed or terminated at any time. Annualized expense ratios for the six-month period ending October 31, 2009 will be available in each Fund’s semi-annual report, which will be available on www.mtbfunds.com on or about December 31, 2009.

PROSPECTUS / August 31, 2009	5

MONEY MARKET FUNDS

MTB MONEY MARKET FUND

Example

The following example is intended to help you compare the cost of investing in the Fund’s Class S Shares, Institutional I Shares and Institutional II Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Class S Shares, Institutional I Shares and Institutional II Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s Class S Shares, Institutional I Shares and Institutional II Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S Shares	$103	$321	$557	$1,234
Institutional I Shares	$78	$243	$423	$944
Institutional II Shares	$78	$243	$423	$944

6	August 31, 2009 / PROSPECTUS

MONEY MARKET FUNDS

MTB NEW YORK TAX-FREE MONEY MARKET FUND

Cusip: 55376T320	Symbol: VNIXX	(Institutional I Shares)

Goal

To seek current income exempt from federal and New York State income taxes while providing liquidity and stability of principal.

Strategy

The fund seeks to achieve its investment goal by investing in high quality, short-term municipal money market instruments that pay interest exempt from federal and New York State income taxes. Such income should be exempt from New York City income taxes. The Fund maintains a fundamental policy that, under normal market conditions, 80% of its income will be exempt from federal and New York state income taxes, including the federal alternative minimum tax (AMT).

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks

All mutual funds have investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

•	Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

•

New York Investment Risk. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers. The economy of New York state is large and diverse, from agriculture, manufacturing, and high technology in upstate counties to advertising, finance and banking in New York City. Any major changes to the financial conditions of New York City, however, would ultimately have an effect on the state.

Performance Information

Risk/Return Bar Chart

Best Quarter 0.81% (06/30/07) Worst Quarter 0.08% (3/31/04)

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based upon net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was 0.18%.

PROSPECTUS / August 31, 2009	7

MONEY MARKET FUNDS

MTB NEW YORK TAX-FREE MONEY MARKET FUND

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2008. The returns reflect voluntary fee waivers in effect during certain of these periods. The fee waivers may be terminated at any time. The returns would be lower without the fee waivers. Please see the footnotes to the Fees and Expenses table for additional information about fee waivers. The table also shows returns for iMoneyNet, Inc. Tax-Free State Specific Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund’s goals. The average is unmanaged and it is not possible to invest directly in an average.

For the calendar periods ended December 31, 2008)

	1 Year	5 Years	Start of Performance(1)
Institutional I Shares	1.75%	2.04%	1.92%
iMoneyNet, Inc. Tax-Free State Specific Institutional Average	1.79%	2.12%	2.03%	(2)

(1)	The Fund’s Institutional I Shares start of performance date was August 18, 2003.

The Fund’s Institutional I Shares 7-Day Net Yield as of December 31, 2008 was 1.08%. Investors may call the Fund at 1-800-836-2211 to acquire the current 7-Day Net Yield.

(2)	iMoneyNet Average performance presented is as of the nearest month-end following inception date.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I
Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I
Management Fee(2)	0.40%
Distribution (12b-1) Fee	None
Other Expenses(3)	0.39%
Total Annual Fund Operating Expenses(4)	0.79%

(1)	The percentages shown are based on expenses for the entire fiscal year ended April 30, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

(2)	The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.36% for the fiscal year ended April 30, 2009.

(3)	The shareholder services provider waived a portion of its fee. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Institutional I Shares (after the waiver) was 0.14% for the fiscal year ended April 30, 2009.

(4)	Although not contractually obligated to do so, the Advisor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2009.

Total Waivers of Fund Expenses	0.29%
Total Actual Annual Fund Operating Expenses (after waivers)	0.50%

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended April 30, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since April 30, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of the Fund may be limited by voluntary waivers. These waivers may be changed or terminated at any time. Annualized expense ratios for the six-month period ending October 31, 2009 will be available in each Fund’s semi-annual report, which will be available on www.mtbfunds.com on or about December 31, 2009.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$81	$253	$439	$978

8	August 31, 2009 / PROSPECTUS

MONEY MARKET FUNDS

MTB PENNSYLVANIA TAX-FREE MONEY MARKET FUND

Cusip: 55376T262	Symbol: ARPXX	(Institutional I Shares)
Cusip: 55376T254	Symbol: ARAXX	(Institutional II Shares)

Goal

To seek current income exempt from federal and Pennsylvania income taxes while providing liquidity and stability of principal.

Strategy

The Fund seeks to achieve its investment goal by investing in high-quality, short-term municipal money market instruments that pay interest exempt from federal and Pennsylvania personal income taxes. The Fund maintains a fundamental policy that, under normal market conditions, 80% of its income will be exempt from federal, and Pennsylvania personal income taxes, including the federal alternative minimum tax (AMT).

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may only purchase securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks

All mutual funds have investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

•	Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

•

Pennsylvania Investment Risk. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Pennsylvania issuers. Pennsylvania’s economy has historically been dependent on heavy industry and agriculture but has diversified recently into medical and health services, education and financial services. Future economic difficulties in any of these industries could have an adverse impact on the finances of the state.

Performance Information

Risk/Return Bar Chart

Best Quarter 0.79% (6/30/07) Worst Quarter 0.08% (9/30/03)

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based upon net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was 0.12%.

PROSPECTUS / August 31, 2009	9

MONEY MARKET FUNDS

MTB PENNSYLVANIA TAX-FREE MONEY MARKET FUND

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares and Institutional II Shares Average Annual Total Returns for the calendar periods ended December 31, 2008. The returns reflect voluntary fee waivers in effect during certain of these periods. The fee waivers may be terminated at any time. The returns would be lower without the fee waivers. Please see the footnotes to the Fees and Expenses table for additional information about fee waivers. The table also shows returns for iMoneyNet, Inc. Tax-Free State Specific Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund’s goals. The average is unmanaged and it is not possible to invest directly in an average.

(For the calendar periods ended December 31, 2008)

	1 Year	5 Years	Start of Performance(1)
Institutional I Shares	1.71%	2.02%	1.67%
Institutional II Shares	1.61%	1.97%	1.63%
iMoneyNet, Inc. Tax-Free State Specific Institutional Average(2)	1.79%	2.12%	1.77%	(3)

(1)	The Fund’s Institutional I Shares and Institutional II Shares start of performance dates were May 1, 2001 and May 11, 2001, respectively.

(2)	Total return for the average is based on the Fund’s Institutional I Shares start of performance date of May 1, 2001.

The Fund’s Institutional I Shares and Institutional II Shares 7-Day Net Yields as of December 31, 2008 were 0.94% and 0.84%, respectively. Investors may call the Fund at 1-800-836-2211 to acquire the current 7-Day Net Yield.

(3)	iMoneyNet Average performance presented is as of the nearest month-end following inception date.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares and Institutional II Shares.

Shareholder Fees

	Institutional I	Institutional II
Fees Paid Directly From Your Investment	None	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

	Institutional I		Institutional II
Management Fee(2)	0.40%		0.40%
Distribution (12b-1) Fee	None		0.25%	(3)
Other Expenses	0.48%	(4)	0.23%
Total Annual Fund Operating Expenses(5)	0.88%		0.88%

(1)	The percentages shown are based on expenses for the entire fiscal year ended April 30, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

(2)	The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.34% for the fiscal year ended April 30, 2009.

(3)	A portion of the distribution (12b-1) fee for the Fund’s Institutional II Shares has been waived. The distributor can terminate this waiver at any time. The distribution (12b-1) fee paid by the Fund’s Institutional II Shares (after the waiver) was 0.10% for the fiscal year ended April 30, 2009.

(4)	The shareholder services provider waived its entire fee for the Fund’s Institutional I Shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Institutional I Shares (after the waiver) was 0.23% for the fiscal year ended April 30, 2009.

(5)	Although not contractually obligated to do so, the Advisor, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2009.

	Institutional I	Institutional II
Total Waivers of Fund Expenses	0.31%	0.21%
Total Actual Annual Fund Operating Expenses (after waivers)	0.57%	0.67%

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended April 30, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since April 30, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of the Fund may be limited by voluntary waivers. These waivers may be changed or terminated at any time. Annualized expense ratios for the six-month period ending October 31, 2009 will be available in each Fund’s semi-annual report, which will be available on www.mtbfunds.com on or about December 31, 2009.

10	August 31, 2009 / PROSPECTUS

MONEY MARKET FUNDS

MTB PENNSYLVANIA TAX-FREE MONEY MARKET FUND

Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares and Institutional II Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares and Institutional II Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares and Institutional II Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$90	$281	$488	$1,084
Institutional II Shares	$90	$281	$488	$1,084

PROSPECTUS / August 31, 2009	11

MONEY MARKET FUNDS

MTB PRIME MONEY MARKET FUND

Cusip: 55376T841	Symbol: GVPXX	(Corporate Shares)

Goal

To seek current income while providing liquidity and stability of principal.

Strategy

The Fund seeks to achieve its investment goal by investing at least 80% of the value of its assets plus the amount of borrowings for investment purposes in money market instruments, consisting primarily of bank certificates of deposit, bankers’ acceptances, prime commercial paper, corporate obligations, municipal obligations, asset-backed securities, securities issued or guaranteed by the U.S. government or its agencies and repurchase agreements backed by such obligations. The Fund may also invest in certain U.S. dollar denominated foreign securities.

Risks

All mutual funds have investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

•	Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

•	Risk of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.

Performance Information

Risk/Return Bar Chart

Best Quarter 1.56% (09/30/00) Worst Quarter 0.16% (12/31/03)

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Corporate Shares total returns on a calendar year-end basis.

The Fund’s Corporate Shares are sold without a sales charge (load). The total returns above are based upon net asset value.

The Fund’s Corporate Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was 0.11%.

12	August 31, 2009 / PROSPECTUS

MONEY MARKET FUNDS

MTB PRIME MONEY MARKET FUND

Average Annual Total Return Table

The following table represents the Fund’s Corporate Shares Average Annual Total Returns for the calendar periods ended December 31, 2008. The returns reflect voluntary fee waivers in effect during certain of these periods. The fee waivers may be terminated at any time. The returns would be lower without the fee waivers. Please see the footnotes to the Fees and Expenses table for additional information about fee waivers. The table also shows returns for the iMoneyNet Inc. First Tier Institutional Average, which is a composite of money market funds with investment goals similar to the Fund’s goals. The average is unmanaged and it is not possible to invest directly in an average.

(For the calendar periods ended December 31, 2008)

	1 Year	5 Years	10 Years
Corporate Shares	2.37%	3.15%	3.25%
iMoneyNet, Inc. First Tier Institutional Average	2.58%	3.22%	3.31%

The Fund’s 7-Day Net Yield as of December 31, 2008 was 0.93%. Investors may call the Fund at 1-800-836-2211 to acquire the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Corporate Shares.

Shareholder Fees

Corporate
Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Corporate
Management Fee(2)	0.40%
Distribution (12b-1) Fee(3)	0.25%
Other Expenses(4)	0.36%
Total Annual Fund Operating Expenses(5)	1.01%

(1)	The percentages shown are based on expenses for the entire fiscal year ended April 30, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

(2)	The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.24% for the fiscal year ended April 30, 2009.

(3)	The distribution (12b-1) fee for the Fund’s Corporate Shares has been waived. The distributor can terminate this waiver at any time. The distribution (12b-1) fee paid by the Fund’s Corporate Shares (after the waiver) was 0.00% for the fiscal year ended April 30, 2009.

(4)	The shareholder services provider waived a portion of its fee. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Corporate Shares (after the waiver) was 0.16% for the fiscal year ended April 30, 2009.

(5)	Although not contractually obligated to do so, the Advisor, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2009.

Total Waiver of Fund Expenses	0.62%
Total Actual Annual Fund Operating Expenses (after waivers)	0.39%

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended April 30, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since April 30, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of the Fund may be limited by voluntary waivers. These waivers may be changed or terminated at any time. Annualized expense ratios for the six-month period ending October 31, 2009 will be available in each Fund’s semi-annual report, which will be available on www.mtbfunds.com on or about December 31, 2009.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Corporate Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Corporate Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Corporate Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Corporate	$103	$321	$557	$1,234

PROSPECTUS / August 31, 2009	13

MONEY MARKET FUNDS

MTB TAX-FREE MONEY MARKET FUND

Cusip: 55376V309	Symbol: AKXXX	(Institutional I Shares)
Cusip: 55376V408	Symbol: AFIXX	(Institutional II Shares)

Goal

To seek current income exempt from federal income tax while providing liquidity and stability of principal.

Strategy

The Fund seeks to achieve its investment goal by investing in high-quality, short-term municipal money market instruments that pay interest exempt from federal income tax. The issuers of these securities may be state and local governments and agencies located in any of the 50 states, the District of Columbia, Puerto Rico, and other U.S. territories and possessions. The Fund maintains a fundamental policy that, under normal market conditions, 80% of its income will be exempt from federal income tax, including the federal alternative minimum tax (AMT).

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks

All mutual funds have investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

•	Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise.

•

Credit Risks. There is a possibility that issuers of securities in which the Fund may invest may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Tax Risks. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

14	August 31, 2009 / PROSPECTUS

MONEY MARKET FUNDS

MTB TAX-FREE MONEY MARKET FUND

Performance Information

Risk/Return Bar Chart

Best Quarter 1.00% (12/31/00) Worst Quarter 0.12% (9/30/03)

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based upon net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was 0.20%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares and Institutional II Shares Average Annual Total Returns for the calendar periods ended December 31, 2008. The returns reflect voluntary fee waivers in effect during certain of these periods. The fee waivers may be terminated at any time. The returns would be lower without the fee waivers. Please see the footnotes to the Fees and Expenses table for additional information about fee waivers. The table also shows returns for iMoneyNet, Inc. Tax-Free Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund’s goals. The average is unmanaged and it is not possible to invest directly in an average.

(For the calendar periods ended December 31, 2008)

	1 Year	5 Years	10 Years
Institutional I Shares	1.92%	2.20%	2.19%
Institutional II Shares	1.77%	2.08%	2.10%
iMoneyNet, Inc. Tax-Free Institutional Average	1.91%	2.19%	2.16%

The Fund’s Institutional I Shares and Institutional II Shares 7-Day Net Yields as of December 31, 2008 were 1.42% and 1.27%, respectively. Investors may call the Fund at 1-800-836-2211 to acquire the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares and Institutional II Shares.

Shareholder Fees

	Institutional I	Institutional II
Fees Paid Directly From Your Investment	None	None

PROSPECTUS / August 31, 2009	15

MONEY MARKET FUNDS

MTB TAX-FREE MONEY MARKET FUND

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

	Institutional I	Institutional II
Management Fee(2)	0.40%	0.40%
Distribution (12b-1) Fee	None	0.25%	(3)
Other Expenses(4)	0.38%	0.13%
Total Annual Fund Operating Expenses(5)	0.78%	0.78%

(1)	The percentages shown are based on expenses for the entire fiscal year ended April 30, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

(2)	The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.28% for the fiscal year ended April 30, 2009.

(3)	A portion of the distribution (12b-1) fee for the Fund’s Institutional II Shares has been waived. The distributor can terminate this waiver at any time. The distribution (12b-1) fee paid by the Fund’s Institutional II Shares (after the waiver) was 0.15% for the fiscal year ended April 30, 2009.

(4)	The shareholder services provider waived its entire fee for the Fund’s Institutional I Shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Institutional II Shares (after the waiver) was 0.13% for the fiscal year ended April 30, 2009.

(5)	Although not contractually obligated to do so, the Advisor, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2009.

	Institutional I	Institutional II
Total Waivers of Fund Expenses	0.36%	0.22%
Total Actual Annual Fund Operating Expenses (after waivers)	0.42%	0.56%

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended April 30, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since April 30, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of the Fund may be limited by voluntary waivers. These waivers may be changed or terminated at any time. Annualized expense ratios for the six-month period ending October 31, 2009 will be available in each Fund’s semi-annual report, which will be available on www.mtbfunds.com on or about December 31, 2009.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares and Institutional II Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares and Institutional II Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares and Institutional II Shares operating expenses are before the waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$80	$250	$434	$967
Institutional II Shares	$80	$250	$434	$967

16	August 31, 2009 / PROSPECTUS

MONEY MARKET FUNDS

MTB U.S. GOVERNMENT MONEY MARKET FUND

Cusip: 55376V887	Symbol: AKGXX	(Institutional I Shares)
Cusip: 55376V879	Symbol: AIIXX	(Institutional II Shares)

Goal

To seek current income while providing liquidity and security of principal.

Strategy

The Fund seeks to achieve its investment goal by investing at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government, and its agencies and repurchase agreements secured by these obligations.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks

All mutual funds have investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

•	Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

Performance Information

Risk/Return Bar Chart

Best Quarter 1.58% (12/31/00) Worst Quarter 0.16% (9/30/03)

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based upon net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was 0.11%.

PROSPECTUS / August 31, 2009	17

MONEY MARKET FUNDS

MTB U.S. GOVERNMENT MONEY MARKET FUND

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares and Institutional II Shares Average Annual Total Returns for the calendar periods ended December 31, 2008. The returns reflect voluntary fee waivers in effect during certain of these periods. The fee waivers may be terminated at any time. The returns would be lower without the fee waivers. Please see the footnotes to the Fees and Expenses table for additional information about fee waivers. The table also shows returns for iMoneyNet, Inc. Government Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund’s goals. The average is unmanaged and it is not possible to invest directly in an average.

(For the calendar periods ended December 31, 2008)

	1 Year	5 Years	10 Years
Institutional I Shares	2.28%	3.07%	3.23%
Institutional II Shares	2.17%	2.98%	3.15%
iMoneyNet, Inc. Government Institutional Average	1.72%	2.90%	3.06%

The Fund’s Institutional I Shares and Institutional II Shares 7-Day Net Yields as of December 31, 2008 were 0.95% and 0.85%, respectively. Investors may call the Fund at 1-800-836-2211 to acquire the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares and Institutional II Shares.

Shareholder Fees

	Institutional I	Institutional II
Fees Paid Directly From Your Investment	None	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

	Institutional I		Institutional II
Management Fee(2)	0.40%		0.40%
Distribution (12b-1) Fee	None		0.25%	(3)
Other Expenses	0.33%	(4)	0.08%
Total Annual Fund Operating Expenses(5)	0.73%		0.73%

(1)	The percentages shown are based on expenses for the entire fiscal year ended April 30, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

(2)	The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.40% for the fiscal year ended April 30, 2009.

(3)	A portion of the distribution (12b-1) fee for the Fund’s Institutional II Shares has been waived. The distributor can terminate this waiver at any time. The distribution (12b-1) fee paid by the Fund’s Institutional II Shares (after the waiver) was 0.10% for the fiscal year ended April 30, 2009.

(4)	The shareholder services provider waived its entire fee for the Fund’s Institutional I Shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Institutional I Shares (after the waiver) was 0.08% for the fiscal year ended April 30, 2009.

(5)	Although not contractually obligated to do so, the Advisor, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2009.

	Institutional I	Institutional II
Total Waivers of Fund Expenses	0.25%	0.15%
Total Actual Annual Fund Operating Expenses (after waivers)	0.48%	0.58%

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended April 30, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since April 30, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of the Fund may be limited by voluntary waivers. These waivers may be changed or terminated at any time. Annualized expense ratios for the six-month period ending October 31, 2009 will be available in each Fund’s semi-annual report, which will be available on www.mtbfunds.com on or about December 31, 2009.

18	August 31, 2009 / PROSPECTUS

MONEY MARKET FUNDS

MTB U.S. GOVERNMENT MONEY MARKET FUND

Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares and Institutional II Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares and Institutional II Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares and Institutional II Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$75	$234	$407	$908
Institutional II Shares	$75	$234	$407	$908

PROSPECTUS / August 31, 2009	19

MONEY MARKET FUNDS

MTB U.S. TREASURY MONEY MARKET FUND

Cusip: 55376V853	Symbol: VTSXX	(Class S Shares)
Cusip: 55376V846	Symbol: AKTXX	(Institutional I Shares)
Cusip: 55376V838	Symbol: ARMXX	(Institutional II Shares)

Goal

To seek current income while providing liquidity and stability of principal.

Strategy

The Fund seeks to achieve its investment goal by investing at least 80% of its net assets in money market instruments comprising a diversified portfolio of high quality, short-term debt obligations issued by the U.S. government and repurchase agreements secured by these obligations.

In selecting securities for the Fund, the Advisor considers factors such as current yield, the anticipated level of interest rates, and the maturity of the instrument relative to the maturity of the entire Fund. In addition, the Fund may purchase only securities that meet certain SEC requirements relating to maturity, diversification and credit quality. Under these requirements, the Fund’s securities must have remaining maturities of 397 days or less, and the Fund must have a dollar-weighted average maturity of 90 days or less.

Risks

All mutual funds have investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund.

•	Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.

Performance Information

Risk/Return Bar Chart

Best Quarter 1.41% (12/31/00) Worst Quarter 0.01% (12/31/08)

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s Class S Shares total returns on a calendar year-end basis.

The Fund’s Class S Shares are sold without a sales charge (load). The total returns above are based upon net asset value.

The Fund’s Class S Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was 0.02%.

20	August 31, 2009 / PROSPECTUS

MONEY MARKET FUNDS

MTB U.S. TREASURY MONEY MARKET FUND

The Fund closed to new investors on December 23, 2008, and re-opened to new investors on May 20, 2009.

Average Annual Total Return Table

The following table represents the Fund’s Class S Shares, Institutional I Shares and Institutional II Shares Average Annual Total Returns for the calendar periods ended December 31, 2008. The returns reflect voluntary fee waivers in effect during certain of these periods. The fee waivers may be terminated at any time. The returns would be lower without the fee waivers. Please see the footnotes to the Fees and Expenses table for additional information about fee waivers. The table also shows returns for the iMoneyNet, Inc. Treasury and Repo Institutional Average, which is a composite of money market mutual funds with investment goals similar to the Fund’s goals. The average is unmanaged and it is not possible to invest directly in an average.

(For the calendar periods ended December 31, 2008)

	1 Year	5 Years	10 Years	Start of Performance(1)
Class S Shares	1.02%	2.32%	2.55%	N/A
Institutional I Shares	1.42%	2.71%	N/A	2.55%
Institutional II Shares	1.29%	2.59%	N/A	2.43%
iMoneyNet, Inc. Treasury and Repo Institutional Average	1.39%	2.80%	2.97%	2.95%	(2)

(1)	The Fund’s Class S Shares start of performance date was June 8, 1998, the Fund’s Institutional I Shares start of performance date was August 18, 2003 and the Fund’s Institutional II Shares start of performance date was August 18, 2003.

The Fund’s Class S Shares, Institutional I Shares and Institutional II Shares 7-Day Net Yields as of December 31, 2008 were 0.01%, 0.01%, and 0.01%, respectively. Investors may call the Fund at 1-800-836-2211 to acquire the current 7-Day Net Yield.

(2)	iMoneyNet Average performance presented is as of the nearest month-end following inception date.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Class S Shares, Institutional I Shares and Institutional II Shares.

Shareholder Fees

	Class S	Institutional I	Institutional II
Fees Paid Directly From Your Investment	None	None	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

	Class S		Institutional I	Institutional II
Management Fee(2)	0.40%		0.40%	0.40%
Distribution (12b-1) Fee	0.25%	(3)	None	0.25%	(3)
Other Expenses(4)	0.34%		0.34%	0.09%
Total Annual Fund Operating Expenses(5)	0.99%		0.74%	0.74%

(1)	The percentages shown are based on expenses for the entire fiscal year ended April 30, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

(2)	The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.37% for the year ended April 30, 2009.

(3)	A portion of the distribution (12b-1) fee for the Fund’s Class S and Institutional II Shares has been waived. The distributor can terminate this waiver at any time. The distribution (12b-1) fees paid by the Fund’s Class S and Institutional II Shares (after the waiver) were 0.15% and 0.08%, respectively, for the fiscal year ended April 30, 2009.

(4)	The shareholder services provider waived a portion of its fee for the Fund’s Class S, Institutional I and Institutional II Shares. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Class S, Institutional I and Institutional II Shares (after the waiver) were 0.21%, 0.09% and 0.09% for the fiscal year ended April 30, 2009.

(5)	Although not contractually obligated to do so, the Advisor, distributor and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2009.

	Class S	Institutional I	Institutional II
Total Waivers of Fund Expenses	0.25%	0.28%	0.20%
Total Actual Annual Fund Operating Expenses (after waivers)	0.74%	0.46%	0.54%

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended April 30, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since April 30, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of the Fund may be limited by voluntary waivers. These waivers may be changed or terminated at any time. Annualized expense ratios for the six-month period ending October 31, 2009 will be available in each Fund’s semi-annual report, which will be available on www.mtbfunds.com on or about December 31, 2009.

PROSPECTUS / August 31, 2009	21

MONEY MARKET FUNDS

MTB U.S. TREASURY MONEY MARKET FUND

Example

The following example is intended to help you compare the cost of investing in the Fund’s Class S Shares, Institutional I Shares and Institutional II Shares with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund’s Class S Shares, Institutional I Shares and Institutional II Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s Class S Shares, Institutional I Shares and Institutional II Shares operating expenses are before the waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S Shares	$101	$315	$547	$1,213
Institutional I Shares	$76	$237	$412	$919
Institutional II Shares	$76	$237	$412	$919

22	August 31, 2009 / PROSPECTUS

MONEY MARKET FUNDS

MTB INCOME FUND

Cusip: 55376T858	Symbol: ARKIX	(Institutional I Shares)

Goals

Primarily current income and secondarily capital growth.

Strategy

The Fund seeks to achieve its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage backed securities. The Fund’s Advisor will generally select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund’s total assets in lower-rated debt securities (junk bonds). The Fund seeks to maintain a dollar-weighted average maturity of four to twenty years. However, the dollar-weighted average maturity of the Fund’s investments will vary depending on market conditions.

In selecting securities for the Fund, the Advisor considers a security’s current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

The Fund may engage in credit default swap transactions: (i) as buyer or seller, to hedge the Fund’s portfolio against anticipated market trends; (ii) as buyer, to enhance the value of the portfolio through the anticipated capital appreciation of the swap investment; or (iii) as seller, to generate income through the receipt of payments from the swap counterparty.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money. Credit risk regarding credit default swap transactions includes the possibility that: (i) a counterparty to such transaction will fail to meet its obligations; or (ii) the Fund, as seller of a swap, may be required to pay to its counterparty the entire notional value of the obligation underlying the swap in the event that such underlying obligation defaults.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

•	Risk Associated with Non-Investment Grade Securities. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.

•

Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Performance Information

Risk/Return Bar Chart

Best Quarter 4.46% (9/30/02) Worst Quarter (2.82)% (6/30/04)

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based upon net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was 3.64%.

PROSPECTUS / August 31, 2009	23

BOND FUNDS

MTB INCOME FUND

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns, for the calendar periods ended December 31, 2008. The returns reflect voluntary fee waivers in effect during certain of these periods. The fee waivers may be terminated at any time. The returns would be lower without the fee waivers. Please see the footnotes to the Fees and Expenses table for additional information about fee waivers. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation and are likely to differ from those shown. The table also shows returns for the Barclays Capital U.S. Aggregate Bond Index (BCAB), a broad based market index, and Lipper Corporate A-Rated Debt Funds Average. The BCAB is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Lipper Corporate A-Rated Debt Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

(For the calendar periods ended December 31, 2008)

Institutional I Shares	1 Year	5 Years	10 Years
Return Before Taxes	(0.24)%	2.87%	4.15%
Return After Taxes on Distributions(1)	(1.99)%	1.22%	2.24%
Return After Taxes on Distributions and Sale of Fund Shares(1)	(0.15)%	1.51%	2.41%
BCAB	5.24%	4.65%	5.63%
Lipper Corporate A-Rated Debt Funds Average	(5.88)%	1.53%	3.70%

(1)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance (before and after taxes) is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I
Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I
Management Fee(2)	0.60%
Distribution (12b-1) Fee	None
Other Expenses(3)	0.46%
Total Annual Fund Operating Expenses(4)	1.06%

(1)	The percentages shown are based on expenses for the entire fiscal year ended April 30, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

(2)	The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.43% for the fiscal year ended April 30, 2009.

(3)	The shareholder services provider waived its entire fee. The shareholders services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Institutional I Shares (after the waiver) were 0.21% for the fiscal year ended April 30, 2009.

(4)	The Advisor and shareholder services provider voluntarily waived certain amounts, and expect these waivers to remain in effect until at least August 31, 2010. These waivers may be changed or terminated by the respective parties at any time. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2009.

Total Waivers of Fund Expenses	0.42%
Total Actual Annual Fund Operating Expenses (after waivers)	0.64%

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended April 30, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since April 30, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of the Fund may be limited by voluntary waivers. These waivers may be changed or terminated at any time. Annualized expense ratios for the six-month period ending October 31, 2009 will be available in each Fund’s semi-annual report, which will be available on www.mtbfunds.com on or about December 31, 2009.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$108	$337	$584	$1,293

24	August 31, 2009 / PROSPECTUS

BOND FUNDS

MTB INTERMEDIATE-TERM BOND FUND

Cusip: 55376T817	Symbol: ARIFX	(Institutional I Shares)

Goal

Current income.

Strategy

The Fund seeks to achieve its investment goal by investing primarily in U.S. investment grade corporate and government fixed income securities, including mortgage and asset backed securities. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in fixed income securities. The Fund’s Advisor will select investment grade fixed income securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund’s total assets in lower-rated debt securities (junk bonds). The Fund normally invests in securities with intermediate maturities, and the Fund seeks to maintain a dollar-weighted average maturity of three to ten years. However, the Fund has no maturity restrictions on individual issues, and the dollar-weighted average maturity of the Fund’s investments will vary depending on market conditions.

In selecting securities for the Fund, the Advisor considers a security’s current yield, credit quality, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decrease in interest rates.

The Fund may engage in credit default swap transactions: (i) as buyer or seller, to hedge the Fund’s portfolio against anticipated market trends; (ii) as buyer, to enhance the value of the portfolio through the anticipated capital appreciation of the swap investment; or (iii) as seller, to generate income through the receipt of payments from the swap counterparty.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money. Credit risk regarding credit default swap transactions includes the possibility that: (i) a counterparty to such transaction will fail to meet its obligations; or (ii) the Fund, as seller of a swap, may be required to pay to its counterparty the entire notional value of the obligation underlying the swap in the event that such underlying obligation defaults.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

•	Risk Associated with Non-Investment Grade Securities. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.

•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you may pay.

•

Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

PROSPECTUS / August 31, 2009	25

BOND FUNDS

MTB INTERMEDIATE-TERM BOND FUND

Performance Information

Risk/Return Bar Chart

Best Quarter 5.81% (9/30/02) Worst Quarter (2.45)% (6/30/04)

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based upon net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was 4.67%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2008. The returns reflect voluntary fee waivers in effect during certain of these periods. The fee waivers may be terminated at any time. The returns would be lower without the fee waivers. Please see the footnotes to the Fees and Expenses table for additional information about fee waivers. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Barclays Capital Intermediate Government/Credit Bond Index (BCIGC), a broad-based market index, and the Lipper Short-Intermediate Investment-Grade Debt Funds Average. The BCIGC is a widely recognized, market value-weighted index of U.S. Treasury securities, U.S. government agency obligations, corporate debt securities, Yankee bonds and nonconvertible corporate debt securities issued by or guaranteed by foreign government and agencies. The Lipper Short-Intermediate Investment-Grade Debt Funds Average is a composite of mutual funds, designated by Lipper, Inc. with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

(For the calendar periods ended December 31, 2008)

Institutional I Shares	1 Year	5 Years	10 Years
Return Before Taxes	4.35%	3.75%	4.69%
Return After Taxes on Distributions(1)	2.85%	2.18%	2.88%
Return After Taxes on Distributions and Sale of Fund Shares(1)	2.81%	2.27%	2.91%
BCIGC	5.08%	4.21%	5.43%
Lipper Short-Intermediate Investment-Grade Debt Funds Average	(2.82)%	1.80%	3.78%

(1)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance (before and after taxes) is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

26	August 31, 2009 / PROSPECTUS

BOND FUNDS

MTB INTERMEDIATE-TERM BOND FUND

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I
Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I
Management Fee(2)	0.70%
Distribution (12b-1) Fee	None
Other Expenses(3)	0.40%
Total Annual Fund Operating Expenses(4)	1.10%

(1)	The percentages shown are based on expenses for the entire fiscal year ended April 30, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

(2)	The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.49% for the fiscal year ended April 30, 2009.

(3)	The shareholder services provider waived its entire fee. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Institutional I Shares (after the waiver) was 0.15% for the fiscal year ended April 30, 2009.

(4)	The Advisor and shareholder services provider voluntarily waived certain amounts, and expect these waivers to remain in effect until at least August 31, 2010. These waivers may be changed or terminated by the respective parties at any time. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2009.

Total Waivers of Fund Expenses	0.47%
Total Actual Annual Fund Operating Expenses (after waivers)	0.63%

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended April 30, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since April 30, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of the Fund may be limited by voluntary waivers. These waivers may be changed or terminated at any time. Annualized expense ratios for the six-month period ending October 31, 2009 will be available in each Fund’s semi-annual report, which will be available on www.mtbfunds.com on or about December 31, 2009.

Example

This following example is intended to help you compare the cost of investing in the Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$112	$350	$607	$1,341

PROSPECTUS / August 31, 2009	27

BOND FUNDS

MTB MARYLAND MUNICIPAL BOND FUND

Cusip: 55376T544	Symbol: ARMTX	(Institutional I Shares)

Goal

Current income exempt from federal regular income tax and Maryland state and local income taxes.

Strategy

Under normal circumstances, the Fund invests its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of Maryland and Maryland municipalities. However, the income on these securities may be subject to the federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund has no restrictions on the dollar-weighted average maturity of the individual issues in which it invests.

In selecting securities, the Fund’s Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues.

Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

•

Risk of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.

•

Maryland Investment Risk. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Maryland issuers. The economy of Maryland is relatively diversified across the service, trade and government sectors, but could be adversely impacted by changes to any of these sectors.

Performance Information

Risk/Return Bar Chart

Best Quarter 4.17% (12/31/00) Worst Quarter (3.47)% (12/31/08)

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was 8.29%.

28	August 31, 2009 / PROSPECTUS

BOND FUNDS

MTB MARYLAND MUNICIPAL BOND FUND

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2008. The returns reflect voluntary fee waivers in effect during certain of these periods. The fee waivers may be terminated at any time. The returns would be lower without the fee waivers. Please see the footnotes to the Fees and Expenses table for additional information about fee waivers. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation and are likely to differ from those shown. The table also shows returns for the Barclays Capital 10 Year Municipal Bond Index (BC10MB), the Barclays Capital 7 Year Municipal Bond Index (BC7MB), each a broad-based market index, and the Lipper Other States Intermediate Municipal Debt Funds Average. The BC10MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between eight and twelve years. The BC7MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between six and eight years. The Lipper Other States Intermediate Municipal Debt Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.

(For the calendar periods ended December 31, 2008)

Institutional I Shares	1 Year	5 Years	10 Years
Return Before Taxes	(4.88)%	1.34%	3.07%
Return After Taxes on Distributions(1)	(4.90)%	1.30%	3.04%
Return After Taxes on Distributions and Sale of Fund Shares(1)	(1.67)%	1.77%	3.25%
BC7MB	4.59%	3.69%	4.80%
BC10MB	1.52%	3.47%	4.69%
Lipper Other States Intermediate Municipal Debt Funds Average	(0.26)%	1.94%	3.21%

(1)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA and 401(k) plans.

Past performance (before and after taxes) is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential rewards.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I
Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I
Management Fee(2)	0.70%
Distribution (12b-1) Fee	None
Other Expenses(3)	0.43%
Total Annual Fund Operating Expenses(4)	1.13%

(1)	The percentages shown are based on expenses for the entire fiscal year ended April 30, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

(2)	The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.52% for the fiscal year ended April 30, 2009.

(3)	The shareholder services provider waived its entire fee. The shareholders services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Institutional I Shares (after the waiver) was 0.18% for the fiscal year ended April 30, 2009.

(4)	The Advisor and shareholder services provider voluntarily waived certain amounts, and expect these waivers to remain in effect until at least August 31, 2010. These waivers may be changed or terminated by the respective parties at any time. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2009.

Total Waivers of Fund Expenses	0.43%
Total Actual Annual Fund Operating Expenses (after waivers)	0.70%

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended April 30, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since April 30, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of the Fund may be limited by voluntary waivers. These waivers may be changed or terminated at any time. Annualized expense ratios for the six-month period ending October 31, 2009 will be available in each Fund’s semi-annual report, which will be available on www.mtbfunds.com on or about December 31, 2009.

PROSPECTUS / August 31, 2009	29

BOND FUNDS

MTB MARYLAND MUNICIPAL BOND FUND

Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$115	$359	$622	$1,375

30	August 31, 2009 / PROSPECTUS

BOND FUNDS

MTB NEW YORK MUNICIPAL BOND FUND

Cusip: 55376T346	Symbol: VNYIX	(Institutional I Shares)

Goal

To provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities and as is consistent with the preservation of capital.

Strategy

Under normal circumstances, the Fund invests its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the State of New York and New York municipalities. However, the income on these securities may be subject to the federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund has no restrictions on the dollar-weighted average maturity of the individual issues in which it invests.

In selecting securities, the Fund’s Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

•

Risk of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.

•

New York Investment Risk. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by New York issuers. The economy of New York state is large and diverse, from agriculture, manufacturing, and high technology in upstate counties to advertising, finance and banking in New York City. Any major changes to the financial conditions of New York City, however, would ultimately have an effect on the state.

Performance Information

Risk/Return Bar Chart

Best Quarter 3.73% (09/30/04) Worst Quarter (3.18)% (9/30/08)

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was 5.38%.

PROSPECTUS / August 31, 2009	31

BOND FUNDS

MTB NEW YORK MUNICIPAL BOND FUND

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2008. The returns reflect voluntary fee waivers in effect during certain of these periods. The fee waivers may be terminated at any time. The returns would be lower without the fee waivers. Please see the footnotes to the Fees and Expenses table for additional information about fee waivers. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Barclays Capital New York Tax-Exempt Index (BCNYTE), a broad-based market index, and the Lipper New York Intermediate Municipal Debt Funds Average. The BCNYTE is a total return performance benchmark for the New York long-term, investment grade, tax-exempt bond market. Returns and attributes for this index are calculated semi-monthly using approximately 22,000 municipal bonds classified as general obligation bonds (state and local), revenue bonds (excluding insured revenue bonds), insured bonds (includes all bond insurers with Aaa/AAA ratings), and prerefunded bonds. The Lipper New York Intermediate Municipal Debt Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

(For the calendar periods ended December 31, 2008)

Institutional I Shares	1 Year	5 Years	Start of Performance(1)
Return Before Taxes	(4.59)%	1.60%	2.38%
Return After Taxes on Distributions(2)	(4.59)%	1.59%	2.34%
Return After Taxes on Distributions and Sale of Fund Shares(2)	(1.60)%	1.96%	2.62%
BCNYTE	(1.92)%	2.78%	1.77%
Lipper New York Intermediate Municipal Debt Funds Average	(1.07)%	1.72%	2.86%	(3)

(1)	The Institutional I Shares start of performance date was August 18, 2003.

(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(3)	Lipper Average performance presented is as of the nearest month-end following inception date.

Past performance (before and after taxes) is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I
Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I
Management Fee(2)	0.70%
Distribution (12b-1) Fee	None
Other Expenses(3)	0.45%
Total Annual Fund Operating Expenses(4)	1.15%

(1)	The percentages shown are based on expenses for the entire fiscal year ended April 30, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

(2)	The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.45% for the fiscal year ended April 30, 2009.

(3)	The shareholder services provider waived its entire fee. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Institutional I Shares (after the waiver) was 0.20% for the fiscal year ended April 30, 2009.

(4)	The Advisor and shareholder services provider voluntarily waived certain amounts, and expect these waivers to remain in effect until at least August 31, 2010. These waivers may be changed or terminated by the respective parties at any time. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2009.

Total Waivers of Fund Expenses	0.50%
Total Actual Annual Fund Operating Expenses (after waivers)	0.65%

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended April 30, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since April 30, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of the Fund may be limited by voluntary waivers. These waivers may be changed or terminated at any time. Annualized expense ratios for the six-month period ending October 31, 2009 will be available in each Fund’s semi-annual report, which will be available on www.mtbfunds.com on or about December 31, 2009.

32	August 31, 2009 / PROSPECTUS

BOND FUNDS

MTB NEW YORK MUNICIPAL BOND FUND

Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$117	$365	$632	$1,398

PROSPECTUS / August 31, 2009	33

BOND FUNDS

MTB PENNSYLVANIA MUNICIPAL BOND FUND

Cusip: 55376T288	Symbol: MVPMX	(Institutional I Shares)

Goal

Current income exempt from federal regular income tax and Pennsylvania personal income taxes.

Strategy

Under normal circumstances, the Fund invests its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income tax imposed by the Commonwealth of Pennsylvania and Pennsylvania municipalities. However, the income on these securities may be subject to the federal alternative minimum tax. The Fund is non-diversified, which means it can invest a larger percentage of assets in a small number of issuers. The Fund invests in investment grade municipal securities. The Fund has no restrictions on the dollar-weighted average maturity of the individual issues in which it invests. In selecting securities, the Fund’s Advisor considers the future direction of interest rates and the shape of the yield curve, as well as credit quality and sector allocation issues. Sector allocation issues involve the relative attractiveness of rates and market opportunities in sectors such as general obligation or revenue bonds.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•	Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

•

Risk of Non-Diversification. The Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s share price and performance.

•

Pennsylvania Investment Risk. The Fund will be more susceptible to any economic, business, political or other developments which generally affect securities issued by Pennsylvania issuers. Pennsylvania’s economy has historically been dependent on heavy industry and agriculture but has diversified recently into medical and health services, education and financial services. Future economic difficulties in any of these industries could have an adverse impact on the finances of the state.

Performance Information

Risk/Return Bar Chart

Best Quarter 4.18% (09/30/02) Worst Quarter (2.63)% (9/30/08)

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was 4.99%.

34	August 31, 2009 / PROSPECTUS

BOND FUNDS

MTB PENNSYLVANIA MUNICIPAL BOND FUND

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2008. The returns reflect voluntary fee waivers in effect during certain of these periods. The fee waivers may be terminated at any time. The returns would be lower without the fee waivers. Please see the footnotes to the Fees and Expenses table for additional information about fee waivers. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Barclays Capital 7 Year Municipal Bond Index (BC7MB) and the Barclays Capital 10 Year Municipal Bond Index (BC10MB), each a broad-based market index, and the Lipper Other States Intermediate Muni Debt Funds Average. The BC7MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligations bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between six and eight years. The BC10MB is a widely recognized index of long-term investment grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds and prerefunded bonds with maturities between eight and twelve years. The Lipper Other States Intermediate Muni Debt Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.

(For the calendar periods ended December 31, 2008)

Institutional I Shares	1 Year	5 Years	10 Years
Return Before Taxes	(1.54)%	1.84%	3.26%
Return After Taxes on Distributions(1)	(1.56)%	1.84%	3.24%
Return After Taxes on Distributions and Sale of Fund Shares(1)	0.32%	2.12%	3.35%
BC7MB	4.59%	3.69%	4.80%
BC10MB	1.52%	3.47%	4.69%
Lipper Other States Intermediate Muni Debt Funds Average*	(0.26)%	1.94%	3.21%

(1)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect on taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

*	Lipper, Inc. closed the Pennsylvania Intermediate Municipal Debt Funds Average and moved the MTB Pennsylvania Municipal Bond Fund into the Lipper Other States Intermediate Municipal Debt Funds Average on January 1, 2009.

Past performance (before and after taxes) is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I
Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I
Management Fee(2)	0.70%
Distribution (12b-1) Fee	None
Other Expenses(3)	0.42%
Total Annual Fund Operating Expenses(4)	1.12%

(1)	The percentages shown are based on expenses for the entire fiscal year ended April 30, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

(2)	The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.68% for the fiscal year ended April 30, 2009.

(3)	The shareholder services provider waived its entire fee. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Institutional I Shares (after the waiver) was 0.17% for the fiscal year ended April 30, 2009.

(4)	The Advisor and shareholder services provider voluntarily waived certain amounts, and expect these waivers to remain in effect until at least August 31, 2010. These waivers may be changed or terminated by the respective parties at any time. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2009.

Total Waivers of Fund Expenses	0.27%
Total Actual Annual Fund Operating Expenses (after waivers)	0.85%

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended April 30, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since April 30, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of the Fund may be limited by voluntary waivers. These waivers may be changed or terminated at any time. Annualized expense ratios for the six-month period ending October 31, 2009 will be available in each Fund’s semi-annual report, which will be available on www.mtbfunds.com on or about December 31, 2009.

PROSPECTUS / August 31, 2009	35

BOND FUNDS

MTB PENNSYLVANIA MUNICIPAL BOND FUND

Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$114	$356	$617	$1,363

36	August 31, 2009 / PROSPECTUS

BOND FUNDS

MTB SHORT DURATION GOVERNMENT BOND FUND

Cusip: 55376T221	Symbol: GVLDX	(Institutional I Shares)

Goal

To seek current income, with preservation of capital as a secondary objective.

Strategy

The Fund normally invests substantially all, but under normal market conditions no less than 80%, of the value of its net assets in a diversified portfolio of debt obligations issued or supported as to principal and interest by the U.S. government or its agencies and instrumentalities including mortgage backed securities, asset backed securities, variable and floating rate securities, and zero coupon securities, and in repurchase agreements backed by such securities. Certain mortgage backed securities, including adjustable rate mortgage securities (ARMs) and collateralized mortgage obligations (CMOs) are included within the definition of “U.S. government securities.” The Fund expects to maintain a duration of less than three years under normal market conditions.

The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in some GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

PROSPECTUS / August 31, 2009	37

BOND FUNDS

MTB SHORT DURATION GOVERNMENT BOND FUND

Performance Information

Risk/Return Bar Chart

Best Quarter 3.51% (9/30/01) Worst Quarter (1.12)% (6/30/04)

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was 1.92%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2008. The returns reflect voluntary fee waivers in effect during certain of these periods. The fee waivers may be terminated at any time. The returns would be lower without the fee waivers. Please see the footnotes to the Fees and Expenses table for additional information about fee waivers. Effective August 15, 2003, the Fund’s Institutional I Shares are no longer sold with a sales charge. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Barclays Capital 1-3 Year Government Bond Index (BC1-3GB), a broad-based market index; and the Lipper Short U.S. Government Average. The BC1-3GB is a widely recognized index of U.S. government obligations with maturities between one and three years. The Lipper Short U.S. Government Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

(For the calendar periods ended December 31, 2008)

Institutional I Shares	1 Year	5 Years	10 Years
Return Before Taxes	5.01%	3.59%	4.12%
Return After Taxes on Distributions(1)	3.67%	2.42%	2.52%
Return After Taxes on Distributions and Sale of Fund Shares(1)	3.23%	2.37%	2.53%
BC1-3GB	6.66%	4.11%	4.81%
Lipper Short U.S. Government Funds Average	3.04%	2.89%	3.84%

(1)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance (before and after taxes) is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

38	August 31, 2009 / PROSPECTUS

BOND FUNDS

MTB SHORT DURATION GOVERNMENT BOND FUND

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I
Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I
Management Fee(2)	0.60%
Distribution (12b-1) Fee	None
Other Expenses(3)	0.39%
Total Annual Fund Operating Expenses(4)	0.99%

(1)	The percentages shown are based on expenses for the entire fiscal year ended April 30, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

(2)	The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.51% for the fiscal year ended April 30, 2009.

(3)	The shareholder services provider waived its entire fee. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Institutional I Shares (after the waiver) were 0.14% for the fiscal year ended April 30, 2009.

(4)	The Advisor and shareholder services provider voluntarily waived certain amounts, and expect these waivers to remain in effect until at least August 31, 2010. These waivers may be changed or terminated by the respective parties at any time. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2009.

Total Waivers of Fund Expenses	0.34%
Total Actual Annual Fund Operating Expenses (after waivers)	0.65%

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended April 30, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since April 30, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of the Fund may be limited by voluntary waivers. These waivers may be changed or terminated at any time. Annualized expense ratios for the six-month period ending October 31, 2009 will be available in each Fund’s semi-annual report, which will be available on www.mtbfunds.com on or about December 31, 2009.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$101	$315	$547	$1,213

PROSPECTUS / August 31, 2009	39

BOND FUNDS

MTB SHORT-TERM CORPORATE BOND FUND

Cusip: 55376T189	Symbol: MVSTX	(Institutional I Shares)

Goal

Current income.

Strategy

The Fund seeks to achieve its investment goal by investing primarily in U.S. corporate fixed income securities. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. corporate fixed income securities. The Fund’s Advisor will select investment grade securities and unrated securities determined to be of comparable quality, but also may invest up to 15% of the Fund’s total assets in lower-rated debt securities (junk bonds). The Fund also invests in a range of U.S. government securities, including mortgage and asset-backed securities. For purposes of the Fund’s 80% investment policy, U.S. corporate fixed income securities may include corporate asset-backed securities. The Fund seeks to maintain a dollar-weighted average maturity of no more than three years. However, the dollar-weighted average maturity of the Fund’s investments will vary depending on market conditions.

In selecting securities for the Fund, the Advisor considers a security’s current yield, capital appreciation potential, maturity and yield to maturity. The Advisor will monitor changing economic conditions and trends, including interest rates, and may sell securities in anticipation of an increase in interest rates or purchase securities in anticipation of a decline in interest rates.

The Fund may engage in credit default swap transactions: (i) as buyer or seller, to hedge the Fund’s portfolio against anticipated market trends; (ii) as buyer, to enhance the value of the portfolio through the anticipated capital appreciation of the swap investment; or (iii) as seller, to generate income through the receipt of payments from the swap counterparty.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money. Credit risk regarding credit default swap transactions includes the possibility that: (i) a counterparty to such transaction will fail to meet its obligations; or (ii) the Fund, as seller of a swap, may be required to pay to its counterparty the entire notional value of the obligation underlying the swap in the event that such underlying obligation defaults.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

•	Risk Associated with Non-Investment Grade Securities. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.

•

Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

40	August 31, 2009 / PROSPECTUS

BOND FUNDS

MTB SHORT-TERM CORPORATE BOND FUND

Performance Information

Risk/Return Bar Chart

Best Quarter 2.64% (3/31/01) Worst Quarter (1.07)% (6/30/04)

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based upon net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was 4.61%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2008. The returns reflect voluntary fee waivers in effect during certain of these periods. The fee waivers may be terminated at any time. The returns would be lower without the fee waivers. Please see the footnotes to the Fees and Expenses table for additional information about fee waivers. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Barclays Capital 1-3 Year Government/Credit Bond Index (BCGC), a broad-based market index, and the Lipper Short Investment Grade Debt Funds Average. The BCGC is an index that captures funds with exposures to both government and commercial credit. The Lipper Short Investment Grade Debt Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

(For the calendar periods ended December 31, 2008)

Institutional I Shares	1 Year	5 Years	10 Years(1)
Return Before Taxes	2.23%	2.90%	3.63%
Return After Taxes on Distributions(1)	0.90%	1.71%	2.15%
Return After Taxes on Distributions and Sale of Fund Shares(2)	1.45%	1.78%	2.19%
BCGC	4.97%	3.81%	4.79%
Lipper Short Investment Grade Debt Funds Average	(5.77)%	0.84%	3.16%

(1)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance (before and after taxes) is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

PROSPECTUS / August 31, 2009	41

BOND FUNDS

MTB SHORT-TERM CORPORATE BOND FUND

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I
Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I
Management Fee(2)	0.70%
Distribution (12b-1) Fee	None
Other Expenses(3)	0.53%
Total Annual Fund Operating Expenses(4)	1.23%

(1)	The percentages shown are based on expenses for the entire fiscal year ended April 30, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

(2)	The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.45% for the fiscal year ended April 30, 2009.

(3)	The shareholder services provider waived its entire fee. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Institutional I Shares (after the waiver) was 0.28% for the fiscal year ended April 30, 2009.

(4)	The Advisor and shareholder services provider voluntarily waived certain amounts, and expect these waivers to remain in effect until at least August 31, 2010. These waivers may be changed or terminated by the respective parties at any time. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2009.

Total Waivers of Fund Expenses	0.50%
Total Actual Annual Fund Operating Expenses (after waivers)	0.73%

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended April 30, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since April 30, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of the Fund may be limited by voluntary waivers. These waivers may be changed or terminated at any time. Annualized expense ratios for the six-month period ending October 31, 2009 will be available in each Fund’s semi-annual report, which will be available on www.mtbfunds.com on or about December 31, 2009.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$125	$390	$675	$1,487

42	August 31, 2009 / PROSPECTUS

BOND FUNDS

MTB U.S. GOVERNMENT BOND FUND

Cusip: 55376V705	Symbol: MVIGX	(Institutional I Shares)

Goal

To provide current income. Capital appreciation is a secondary, non-fundamental investment consideration.

Strategy

Under normal market conditions, the Fund invests at least 80% of the value of its net assets in a diversified portfolio consisting of debt obligations that are guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities, and government-sponsored enterprises including mortgage backed securities issued by U.S. government-sponsored enterprises. The Fund anticipates that most of its assets will be invested in fixed income securities having maturities greater than one year. Certain mortgage backed securities, including adjustable rate mortgage securities (ARMs) and collateralized mortgage obligations (CMOs) are included within the definition of “U.S. government securities.” The Fund may invest at times to a limited extent in other types of debt obligations to enhance total return (e.g., corporate debt obligations, taxable municipal securities, asset backed securities, etc.).

The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the United States government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in some GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

Performance Information

Risk/Return Bar Chart

Best Quarter 5.18% (12/31/08) Worst Quarter (2.78)% (6/30/04)

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was (0.25)%.

PROSPECTUS / August 31, 2009	43

BOND FUNDS

MTB U.S. GOVERNMENT BOND FUND

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2008. The returns reflect voluntary fee waivers in effect during certain of these periods. The fee waivers may be terminated at any time. The returns would be lower without the fee waivers. Please see the footnotes to the Fees and Expenses table for additional information about fee waivers. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Barclays Capital U.S. Government Bond Index (BCUSGB), a broad-based market index; and the Lipper U.S. Government Funds Average. The BCUSGB is a market value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more. The Lipper U.S. Government Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

(For the calendar periods ended December 31, 2008)

Institutional I Shares	1 Year	5 Years	Start of Performance(1)
Return Before Taxes	7.49%	4.57%	4.71%
Return After Taxes on Distributions(2)	5.89%	3.01%	3.15%
Return After Taxes on Distributions and Sale of Fund Shares(2)	4.82%	2.97%	3.09%
BCUSGB	12.39%	6.06%	6.17%
Lipper U.S. Government Funds Average	7.27%	4.18%	5.50%	(3)

(1)	The Fund’s Institutional I Shares start of performance date was August 18, 2003.

(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(3)	Lipper Average performance presented is as of the nearest month-end following inception date.

Past performance (before and after taxes) is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I
Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I
Management Fee(2)	0.70%
Distribution (12b-1) Fee	None
Other Expenses(3)	0.45%
Total Annual Fund Operating Expenses(4)	1.15%

(1)	The percentages shown are based on expenses for the entire fiscal year ended April 30 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

(2)	The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.63% for the fiscal year ended April 30, 2009.

(3)	The shareholder services provider waived its entire fee. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Institutional I Shares (after the waiver) was 0.20% for the fiscal year ended April 30, 2009.

(4)	The Advisor and shareholder services provider voluntarily waived certain amounts, and expect these waivers to remain in effect until at least August 31, 2010. These waivers may be changed or terminated by the respective parties at any time. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2009.

Total Waivers of Fund Expenses	0.33%
Total Actual Annual Fund Operating Expenses (after waivers)	0.82%

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended April 30, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since April 30, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of the Fund may be limited by voluntary waivers. These waivers may be changed or terminated at any time. Annualized expense ratios for the six-month period ending October 31, 2009 will be available in each Fund’s semi-annual report, which will be available on www.mtbfunds.com on or about December 31, 2009.

44	August 31, 2009 / PROSPECTUS

BOND FUNDS

MTB U.S. GOVERNMENT BOND FUND

Example

This following example is intended to help you compare the cost of investing in the Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$117	$365	$632	$1,398

PROSPECTUS / August 31, 2009	45

BOND FUNDS

MTB BALANCED FUND

Cusip: 55376T304	Symbol: ARGIX	(Institutional I Shares)

Goal

To provide total return. The Fund’s total return includes current income and capital appreciation from fixed income securities and equity securities.

Strategy

The Fund seeks to achieve its investment goal by investing primarily in a diverse portfolio of common stocks of large cap and mid cap companies, and investment grade fixed income securities. With respect to the equity portion of the portfolio, the Advisor utilizes a blended style of investing by allocating and reallocating, for investment purposes, varying portions of the portfolio to the growth style (where the Advisor looks for companies which have above average sales and earnings growth) and the value style (where DePrince, Race & Zollo, Inc., sub-advisor to the value style portion, looks for companies whose securities are attractively valued relative to comparable investments.) The Advisor will also purchase investment grade fixed income securities with varying maturities, including corporate and government securities and mortgage backed securities, but also may invest up to 15% of the Fund’s total assets in lower-rated debt securities (junk bonds). The Advisor will adjust the Fund’s asset mix based on its analysis of the relative attractiveness and risk of bonds and stocks in connection with economic, financial and other market trends. The Fund maintains at least 25% of its total assets in fixed income securities. In selecting securities for the Fund, the Advisor attempts to maximize total return by purchasing a combination of common stocks and fixed income securities of primarily U.S. issuers. The Advisor will also attempt to minimize price declines during equity market downturns by reallocating assets to fixed income securities.

For purposes of the fund strategy regarding selection of common stocks, mid cap companies will be defined as companies with market capitalizations similar to companies in the S&P Mid Cap 400 Index and the Russell Mid Cap Index; and large cap companies will be defined as companies with market capitalizations similar to companies in the S&P 500 Index. The definitions will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the relevant indexes. As of June 30, 2009, the market capitalization of companies in the S&P Mid Cap 400 Index ranged from $200 million to $6.2 billion; the market capitalization of companies in the Russell Mid Cap Index ranged from $617 million to $13 billion; and the market capitalization of companies in the S&P 500 Index ranged from $640 million to $341 billion. The capitalization ranges are subject to frequent change, and thus the applicable range of market capitalizations defining mid- and large-cap companies at time of purchase will likely differ from the range at June 30, 2009.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.

•	Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

•	Risk Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

•

Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

•	Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.

•

Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

•	Risk Associated with Non-Investment Grade Securities. Securities rated below investment grade generally entail greater interest rate and credit risks than investment grade securities.

•

Asset Allocation Risk. The risk that the Advisor’s asset allocation decisions between equity sectors, on the one hand, and fixed income securities, on the other hand, will not anticipate market trends successfully.

•	Risk of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.

46	August 31, 2009 / PROSPECTUS

BALANCED FUND

MTB BALANCED FUND

Performance Information

Risk/Return Bar Chart

Best Quarter 16.13% (12/31/99) Worst Quarter (13.15)% (12/31/08)

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based upon net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was 5.03%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns, for the calendar periods ended December 31, 2008. The returns reflect voluntary fee waivers in effect during certain of these periods. The fee waivers may be terminated at any time. The returns would be lower without the fee waivers. Please see the footnotes to the Fees and Expenses table for additional information about fee waivers. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation and are likely to differ from those shown. The table also shows returns for the Standard and Poor’s 500 Index (S&P 500), and Barclays Capital U.S. Aggregate Bond Index (BCAB), each a broad-based market index, and the Lipper Mixed Asset Target Allocation Growth Funds Average. The S&P 500 is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The BCAB is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Lipper Mixed Asset Target Allocation Growth Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the indexes shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index or an average.

(For the calendar periods ended December 31, 2008)

Institutional I Shares	1 Year	5 Years	10 Years
Return Before Taxes	(22.58)%	(1.44)%	0.74%
Return After Taxes on Distributions(1)	(23.48)%	(2.22)%	(0.24)%
Return After Taxes on Distributions and Sale of Fund Shares(1)	(14.60)%	(1.61)%	0.16%
S&P 500	(37.00)%	(2.19)%	(1.38)%
BCAB	5.24%	4.65%	5.63%
Lipper Mixed Asset Target Allocation Growth Funds Average	(29.73)%	(0.65)%	0.86%

(1)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

PROSPECTUS / August 31, 2009	47

BALANCED FUND

MTB BALANCED FUND

Past performance (before and after taxes) is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I
Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers and Reduction)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I
Management Fee(2)	0.65%
Distribution (12b-1) Fee	None
Other Expenses(3)	1.44%
Total Direct Annual Fund Operating Expenses	2.09%
Acquired Fund Fees and Expenses(4)	0.01%
Total Direct and Acquired Annual Fund Operating Expenses(5)	2.10%

(1)	The percentages shown are based on expenses for the entire fiscal year ended April 30, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

(2)	The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.00% for the fiscal year ended April 30, 2009.

(3)	The shareholder services provider waived a portion of its fee. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Institutional I Shares (after the waiver and reduction) were 1.17% for the fiscal year ended April 30, 2009.

(4)	The Fund’s shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund’s indirect expenses from investing in the acquired funds is based upon the average allocation of the Fund’s investments in the acquired funds and upon the actual operating expenses of the acquired funds (including any current waivers and expense limitations) from their most recent shareholder report. Actual acquired funds expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.

(5)	The Advisor and shareholder services provider voluntarily waived certain amounts, and expect these waivers to remain in effect until at least August 31, 2010. These waivers may be changed or terminated by the respective parties at any time. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2009.

Total Waivers of Fund Expenses	1.18%
Total Direct and Acquired Annual Fund Operating Expenses (after waivers and reduction)	0.92%

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended April 30, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since April 30, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of the Fund may be limited by voluntary waivers. These waivers may be changed or terminated at any time. Annualized expense ratios for the six-month period ending October 31, 2009 will be available in each Fund’s semi-annual report, which will be available on www.mtbfunds.com on or about December 31, 2009.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are based upon the Total Direct and Acquired Annual Fund Operating Expenses (before waivers) as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$213	$658	$1,129	$2,432

48	August 31, 2009 / PROSPECTUS

BALANCED FUND

MTB INTERNATIONAL EQUITY FUND

Cusip: 55376T775	Symbol: MVIEX	(Institutional I Shares)

Goal

To seek long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

Strategy

The Fund will invest substantially all, but under normal circumstances not less than 80% (measured at time of purchase), of the value of its net assets (plus borrowings for investment purposes, if any) in a diversified portfolio of equity securities in at least eight countries other than the United States. Equity securities include common stocks and preferred stocks as well as convertible securities. Although it may invest anywhere in the world, the Fund invests primarily in the equity markets listed in the Morgan Stanley Capital International European, Australasia, Far East (MSCI EAFE) Index®, the benchmark against which the Fund measures the performance of its portfolio. The Fund may also invest in foreign forward currency contracts to achieve allocation strategies. The Advisor utilizes a blended style of investing by allocating and reallocating, for investment management purposes, varying portions of the portfolio among the Fund’s sub-advisors, LSV Asset Management (LSV) (with respect to the value style portion of the portfolio, where LSV looks for companies with relatively low or unrecognized valuations); Baring International Investment Limited (Barings) (with respect to the core style portion of the portfolio, where Barings uses stock, sector and country factors in portfolio construction); and Hansberger Global Investors, Inc. (HGI) (with respect to the growth style portion of the portfolio, where HGI looks for companies which have above-average sales and earnings growth).

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.

•	Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

•	Risk Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

•	Risk of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.

•	Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

•	Risk of Investing in Emerging Market Countries. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets.

•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you may pay.

Performance Information

Risk/Return Bar Chart

Best Quarter 13.52% (12/31/04) Worst Quarter (22.40)% (12/31/08)

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was 10.06%.

PROSPECTUS / August 31, 2009	49

STOCK FUNDS

MTB INTERNATIONAL EQUITY FUND

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2008. The returns reflect voluntary fee waivers in effect during certain of these periods. The fee waivers may be terminated at any time. The returns would be lower without the fee waivers. Please see the footnotes to the Fees and Expenses table for additional information about fee waivers. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Morgan Stanley Capital International - Europe, Australasia and Far East Index (MSCI-EAFE) and the Lipper International Large-Cap Core Funds Average. The MSCI-EAFE is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MCSI indices. The Lipper International Multi-Cap Core Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

(For the calendar periods ended December 31, 2008)

Institutional I Shares	1 Year	5 Years	Start of Performance(1)
Return Before Taxes	(46.09)%	(0.69)%	2.48%
Return After Taxes on Distributions(2)	(46.94)%	(2.67)%	0.49%
Return After Taxes on Distributions and Sale of Fund Shares(2)	(29.53)%	(1.12)%	1.55%
MSCI-EAFE	(43.38)%	1.66%	8.97%
Lipper International Large-Cap Core Funds Average	(44.52)%	0.57%	(3.09)%(3)

(1)	The Fund’s Institutional I Shares start of performance date was August 18, 2003.

(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(3)	Lipper Average performance presented is as of the nearest month-end following inception date.

Past performance (before and after taxes) is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I
Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I
Management Fee(2)	1.00%
Distribution (12b-1) Fee	None
Other Expenses(3)	0.46%
Total Direct Annual Fund Operating Expenses	1.46%
Acquired Fund Fees and Expenses(4)	0.01%
Total Direct and Acquired Annual Fund Operating Expenses(5)	1.47%

(1)	The percentages shown are based on expenses for the entire fiscal year ended April 30, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

(2)	The Adviser waived a portion of the management fee. The Adviser can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 1.00% for the fiscal year ended April 30, 2009.

(3)	The shareholder services provider waived a portion of its fee. The shareholder services provider can terminate this waiver and reduction at any time. Total other expenses paid by the Fund’s Institutional I Shares (after the waiver) was 0.31% for the fiscal year ended April 30, 2009.

(4)	The Fund’s shareholders indirectly bear the expenses of the acquired fund in which the Fund invests. The Fund’s indirect expenses from investing in the acquired fund is based upon the average allocation of the Fund’s investments in the acquired fund and upon the actual operating expenses of the acquired fund (including any current waivers and expense limitations) from its most recent shareholder report. Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired fund and with other events that directly affect the expenses of the acquired fund.

(5)	The Advisor and shareholder services provider voluntarily waived certain amounts, and expect these waivers to remain in effect until at least August 31, 2010. These waivers may be changed or terminated by the respective parties at any time. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2009.

Total Waiver of Fund Expenses	0.16%
Total Direct and Acquired Annual Fund Operating Expenses (after waiver)	1.31%

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended April 30, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since April 30, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of the Fund may be limited by voluntary waivers. These waivers may be changed or terminated at any time. Annualized expense ratios for the six-month period ending October 31, 2009 will be available in each Fund’s semi-annual report, which will be available on www.mtbfunds.com on or about December 31, 2009.

50	August 31, 2009 / PROSPECTUS

STOCK FUNDS

MTB INTERNATIONAL EQUITY FUND

Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are based upon the Total Direct and Acquired Annual Fund Operating Expenses (before waivers and reduction), as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$150	$465	$803	$1,757

PROSPECTUS / August 31, 2009	51

STOCK FUNDS

MTB LARGE CAP GROWTH FUND

Cusip: 55376T742	Symbol: MLGIX	(Institutional I Shares)

Goal

To provide capital appreciation.

Strategy

The Fund invests, under normal market conditions, at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of large cap companies. Equity securities include common and preferred stocks as well as convertible securities. The Advisor uses a bottom-up approach to selecting growth-oriented stocks. The Fund seeks to invest in high-quality, well-established large cap companies that:

•	have a strong history of earnings growth;

•	are attractively priced, relative to the company’s potential for above-average, long-term earnings and revenue growth;

•	have strong balance sheets;

•	have a sustainable competitive advantage; and

•	are currently, or have the potential to become, industry leaders.

The Fund may engage in short sales transactions on securities in order to take advantage of an anticipated decline in the security’s price or to hedge against its potential price volatility.

For the purposes of the 80% limitation, large cap companies will be defined as companies with market capitalizations similar to companies in the Russell 1000 Growth Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the index. As of June 30, 2009, the market capitalization of companies in the Russell 1000 Growth Index ranged from $617 million to $341 billion. The capitalization range is subject to frequent change, and thus the applicable range of market capitalizations defining large cap companies at time of purchase will likely differ from the range at June 30, 2009.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.

•	Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

•	Close Out Risk. In a short sale transaction, the party lending the security to the Fund may require the Fund to close out its short position at a price which would result in a loss to the Fund.

•

Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Performance Information

Risk/Return Bar Chart

Best Quarter 8.95% (12/31/04) Worst Quarter (23.39)% (12/31/08)

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was 11.11%.

52	August 31, 2009 / PROSPECTUS

STOCK FUNDS

MTB LARGE CAP GROWTH FUND

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2008. The returns reflect voluntary fee waivers in effect during certain of these periods. The fee waivers may be terminated at any time. The returns would be lower without the fee waivers. Please see the footnotes to the Fees and Expenses table for additional information about fee waivers. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 1000 Growth Index (Russell 1000 Growth) and the Standard & Poor’s 500/Citigroup Growth Index (S&P 500/CG), each a broad-based market index, and the Lipper Large-Cap Growth Funds Average. The Russell 1000 Growth measures the performance of those companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth rates, and represents approximately 64% of the companies in the Russell 1000 Index. The S&P 500/CG is an unmanaged index comprised of approximately half the market capitalization of the S&P 500 Index that have been identified as being on the growth end of the growth-value spectrum. The Lipper Large-Cap Growth Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or an average.

Effective May 1, 2009, the Russell 1000 Growth Index replaced the S&P 500/CG Index as the primary benchmark for the Fund because the Russell 1000 Growth Index more accurately reflects the composition of the Fund’s portfolio.

(For the calendar periods ended December 31, 2008)

Institutional I Shares	1 Year	5 Years	Start of Performance(1)
Return Before Taxes	(39.78)%	(5.01)%	(3.54)%
Return After Taxes on Distributions(2)	(39.86)%	(5.18)%	(3.70)%
Return After Taxes on Distributions and Sale of Fund Shares(2)	(25.86)%	(4.20)%	(2.98)%
Russell 1000 Growth	(38.44)%	(3.42)%	(1.30)%
S&P 500/CG	(34.92)%	(3.13)%	(0.70)%
Lipper Large-Cap Growth Funds Average	(40.70)%	(3.72)%	(3.83	)%(3)

(1)	The Fund’s Institutional I Shares start of performance date was August 18, 2003.

(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(3)	Lipper Average performance presented is as of the nearest month-end following inception date.

Past performance (before and after taxes) is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I
Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I
Management Fee(2)	0.85%
Distribution (12b-1) Fee	None
Other Expenses(3)	0.48%
Total Direct Annual Fund Operating Expenses	1.33%
Acquired Fund Fees and Expenses(4)	—
Total Direct and Acquired Annual Fund Operating Expenses(5)	1.33%

(1)	The percentages shown are based on expenses for the entire fiscal year ended April 30, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

(2)	The Advisor contractually agreed to waive a portion of the management fee through March 29, 2010. Effective March 30, 2010, any waivers of the management fee by the Advisor will be voluntary and therefore, the Advisor may change or eliminate the waiver at any time.

(3)	The shareholder services provider waived a portion of its fee. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Institutional I Shares (after the waiver and reduction) was 0.33% for the fiscal year ended April 30, 2009.

(4)	The Fund’s shareholders indirectly bear the expenses of the acquired fund in which the Fund invests. The Fund’s indirect expenses from investing in the acquired fund is based upon the average allocation of the Fund’s investments in the acquired fund and upon the actual operating expenses of the acquired fund (including any current waivers and expense limitations) from its most recent shareholder report. Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired fund and with other events that directly affect the expenses of the acquired fund.

(5)	The contractual waivers in effect through March 29, 2010, limit the Fund’s operation expenses to 1.02%, exclusive of shareholder service fees. After March 29, 2010, continuation of the waivers will be voluntary, and waivers may be changed or terminated after that date. However, it is expected that these waivers will voluntarily remain in effect until at least August 31, 2010. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2009.

Total Waivers of Fund Expenses	0.20%
Total Direct and Acquired Annual Fund Operating Expenses (after waivers)	1.13%

PROSPECTUS / August 31, 2009	53

STOCK FUNDS

MTB LARGE CAP GROWTH FUND

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended April 30, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since April 30, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of the Fund may be limited by voluntary waivers. These waivers may be changed or terminated at any time. Annualized expense ratios for the six-month period ending October 31, 2009 will be available in each Fund’s semi-annual report, which will be available on www.mtbfunds.com on or about December 31, 2009.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are based upon the Total Direct and Acquired Annual Fund Operating Expenses (before waivers), as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$135	$421	$729	$1,601

54	August 31, 2009 / PROSPECTUS

STOCK FUNDS

MTB LARGE CAP VALUE FUND

Cusip: 55376T668	Symbol: MLCVX	(Institutional I Shares)

Goal

To provide capital appreciation. Current income is a secondary, non-fundamental consideration.

Strategy

Under normal market conditions, the Fund invests at least 80% of the value of its net assets in a diversified portfolio of equity securities (primarily common stocks) of large cap U.S. companies. Equity securities include common and preferred stocks, as well as convertible securities. The investment advisor uses a value-oriented approach to select those companies with unrecognized or undervalued assets. Such a value approach seeks companies whose stock prices do not appear to reflect their underlying value as measured by assets, earnings, cash flow, business franchises, or other quantitative or qualitative measurements.

For the purposes of the 80% limitation, large cap companies will be defined as companies with market capitalizations similar to companies in the S&P 500 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the index. As of June 30, 2009, the market capitalization of companies in the S&P 500 Index ranged from $640 million to $341 billion. The capitalization range is subject to frequent change, and thus the applicable range of market capitalizations defining large cap companies at time of purchase will likely differ from the range at June 30, 2009.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.

•	Risk Related to Investing for Value. Due to their low valuations, value stocks are typically less volatile than growth stocks. However, value stocks may lag behind growth stocks in an up market.

•	Risk of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.

Performance Information

Risk/Return Bar Chart

Best Quarter 7.65% (12/31/04) Worst Quarter (19.08)% (12/31/08)

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was 3.65%.

PROSPECTUS / August 31, 2009	55

STOCK FUNDS

MTB LARGE CAP VALUE FUND

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns, for the calendar periods ended December 31, 2008. The returns reflect voluntary fee waivers in effect during certain of these periods. The fee waivers may be terminated at any time. The returns would be lower without the fee waivers. Please see the footnotes to the Fees and Expenses table for additional information about fee waivers. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 1000 Value Index (Russell 1000 Value), a broad-based market index, and the Lipper Large Cap Value Funds Average. The Russell 1000 Value measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. The Lipper Large Cap Value Funds Average is a composite of the mutual funds designated by Lipper, Inc. with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.

(For the calendar periods ended December 31, 2008)

Institutional I Shares	1 Year	5 Years	Start of Performance(1)
Return Before Taxes	(38.43)%	(2.24)%	0.33%
Return After Taxes on Distributions(2)	(38.79)%	(3.22)%	(0.63)%
Return After Taxes on Distributions and Sale of Fund Shares(2)	(24.90)%	(1.92)%	0.24%
Russell 1000 Value Index	(36.85)%	(0.79)%	1.31%
Lipper Large Cap Value Funds Average	(37.36)%	(1.91)%	(2.20	)%(3)

(1)	The Fund’s Institutional I Shares start of performance date was August 18, 2003.

(2)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(3)	Lipper Average performance presented is as of the nearest month-end following inception date.

Past performance (before and after taxes) is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I
Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waiver)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I
Management Fee(2)	0.70%
Distribution (12b-1) Fee	None
Other Expenses(3)	0.43%
Total Direct Annual Fund Operating Expenses	1.13%
Acquired Fund Fees and Expenses(4)	0.02%
Total Direct and Acquired Annual Fund Operating Expenses(5)	1.15%

(1)	The percentages shown are based on expenses for the entire fiscal year ended April 30, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

(2)	The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.68% for the fiscal year ended April 30, 2009.

(3)	The shareholder services provider waived a portion of its fee. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Institutional I Shares (after the waiver) was 0.28% for the fiscal year ended April 30, 2009.

(4)	The Fund’s shareholders indirectly bear the expenses of the acquired fund in which the Fund invests. The Fund’s indirect expenses from investing in the acquired fund is based upon the average allocation of the Fund’s investments in the acquired fund and upon the actual operating expenses of the acquired fund (including any current waivers and expense limitations) from its most recent shareholder report. Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired fund and with other events that directly affect the expenses of the acquired fund.

(5)	The Advisor and shareholder services provider voluntarily waived certain amounts, and expect these waivers to remain in effect until at least August 31, 2010. These waivers may be changed or terminated by the respective parties at any time. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2009.

Total Waiver of Fund Expenses	0.19%
Total Direct and Acquired Annual Fund Operating Expenses (after waiver)	0.96%

56	August 31, 2009 / PROSPECTUS

STOCK FUNDS

MTB LARGE CAP VALUE FUND

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended April 30, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since April 30, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of the Fund may be limited by voluntary waivers. These waivers may be changed or terminated at any time. Annualized expense ratios for the six-month period ending October 31, 2009 will be available in each Fund’s semi-annual report, which will be available on www.mtbfunds.com on or about December 31, 2009.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are based upon the Total Direct and Acquired Annual Fund Operating Expenses (before waiver) as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$117	$365	$632	$1,398

PROSPECTUS / August 31, 2009	57

STOCK FUNDS

MTB MID CAP GROWTH FUND

Cusip: 55376T510	Symbol: ARMEX	(Institutional I Shares)

Goal

Long-term capital appreciation.

Strategy

The Fund seeks to achieve its investment goal by investing primarily in common stocks and other equity securities of U.S. issuers. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of mid cap companies. The Fund’s Advisor chooses stocks of mid cap companies that have significant growth potential. In selecting securities for the Fund, the Advisor purchases securities of companies that have not reached full maturity, but that have above-average sales and earnings growth. The Fund may engage in short sales transactions on securities in order to take advantage of an anticipated decline in the security’s price or to hedge against its potential price volatility.

For the purposes of the 80% limitation, mid cap companies will be defined as companies with market capitalizations similar to companies in the Russell Mid Cap Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the indexes. As of June 30, 2009, the market capitalization of companies in the market capitalization of companies in the Russell Mid Cap Index ranged from $617 million to $13 billion. The capitalization ranges are subject to frequent change, and thus the applicable range of market capitalizations defining mid cap companies at time of purchase will likely differ from the range at June 30, 2009.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.

•	Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

•

Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

•	Close Out Risk. In a short sale transaction, the party lending the security to the Fund may require the Fund to close out its short position at a price which would result in a loss to the Fund.

•

Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

58	August 31, 2009 / PROSPECTUS

STOCK FUNDS

MTB MID CAP GROWTH FUND

Performance Information

Risk/Return Bar Chart

Best Quarter 23.53% (12/31/99) Worst Quarter (27.10)% (12/31/08)

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was 19.19%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns, for the calendar periods ended December 31, 2008. The returns reflect voluntary fee waivers in effect during certain of these periods. The fee waivers may be terminated at any time. The returns would be lower without the fee waivers. Please see the footnotes to the Fees and Expenses table for additional information about fee waivers. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell Mid Cap Growth Index (Russell Mid Cap Growth), a broad-based market index, and the Lipper Mid Cap Growth Funds Average. The Russell Mid Cap Growth Index is an unmanaged index comprised of the smallest 800 securities in the Russell 1000. The Lipper Mid Cap Growth Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.

(For the calendar periods ended December 31, 2008)

Institutional I Shares	1 Year	5 Years	10 Years
Return Before Taxes	(43.06)%	(1.87)%	1.94%
Return After Taxes on Distributions(1)	(43.43)%	(3.34)%	0.34%
Return After Taxes on Distributions and Sale of Fund Shares(1)	(27.56)%	(1.24)%	1.54%
Russell Mid Cap Growth	(44.32)%	(2.33)%	(0.19)%
Lipper Mid Cap Growth Funds Average	(44.49)%	(2.63)%	0.14%

(1)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

PROSPECTUS / August 31, 2009	59

STOCK FUNDS

MTB MID CAP GROWTH FUND

Past performance (before and after taxes) is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I
Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I
Management Fee(2)	0.85%
Distribution (12b-1) Fee	None
Other Expenses(3)	0.54%
Total Direct Annual Fund Operating Expenses	1.39%
Acquired Fund Fees and Expenses(4)	0.02%
Total Direct and Acquired Annual Fund Operating Expenses(5)	1.41%

(1)	The percentages shown are based on expenses for the entire fiscal year ended April 30, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

(2)	The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.56% for the fiscal year ended April 30, 2009.

(3)	The shareholder services provider waived a portion of its fee. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Institutional I Shares (after the waiver) were 0.39% for the fiscal year ended April 30, 2009.

(4)	The Fund’s shareholders indirectly bear the expenses of the acquired fund in which the Fund invests. The Fund’s indirect expenses from investing in the acquired fund is based upon the average allocation of the Fund’s investments in the acquired fund and upon the actual operating expenses of the acquired fund (including any current waivers and expense limitations) from its most recent shareholder report. Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired fund and with other events that directly affect the expenses of the acquired fund.

(5)	The Advisor and shareholder services provider voluntarily waived certain amounts, and expect these waivers to remain in effect until at least August 31, 2010. These waivers may be changed or terminated by the respective parties at any time. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2009.

Total Waivers of Fund Expenses	0.47%
Total Direct and Acquired Annual Fund Operating Expenses (after waivers)	0.94%

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended April 30, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since April 30, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of the Fund may be limited by voluntary waivers. These waivers may be changed or terminated at any time. Annualized expense ratios for the six-month period ending October 31, 2009 will be available in each Fund’s semi-annual report, which will be available on www.mtbfunds.com on or about December 31, 2009.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are based upon the Total Direct and Acquired Annual Fund Operating Expenses (before waivers), as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$144	$447	$772	$1,691

60	August 31, 2009 / PROSPECTUS

STOCK FUNDS

MTB MULTI CAP GROWTH FUND

Cusip: 55376T379	Symbol: ARCGX	(Institutional I Shares)

Goal

Long-term capital appreciation.

Strategy

The Fund seeks to achieve its investment goal by investing, under normal market conditions, at least 80% of the value of its assets in common stocks and securities convertible into common stocks of companies within a broad range of market capitalizations. The Fund’s Advisor will shift the emphasis among companies within the capitalization range according to changes in economic conditions, stock market fundamentals and other pertinent factors. In selecting securities for the Fund, the Advisor considers each company’s current financial strength, as well as its revenue and earnings growth and the valuation of its stock. In doing so, the Fund’s Advisor will seek to build a broadly diversified portfolio of stocks with above-average capital growth potential. The Fund may engage in short sales transactions on securities in order to take advantage of an anticipated decline in the security’s price or to hedge against its potential price volatility.

For the purposes of the 80% limitation, multi cap companies will be defined as companies with market capitalizations similar to companies in the Russell 3000 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the index. As of June 30, 2009, the market capitalization of companies in the Russell 3000 Index ranged from $39 million to $341 billion. The capitalization range is subject to frequent change, and thus the applicable range of market capitalizations defining multi cap companies at time of purchase will likely differ from the range at June 30, 2009.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.

•	Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

•

Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you may pay.

•	Close Out Risk. In a short sale transaction, the party lending the security to the Fund may require the Fund to close out its short position at a price which would result in a loss to the Fund.

•

Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

PROSPECTUS / August 31, 2009	61

STOCK FUNDS

MTB MULTI CAP GROWTH FUND

Performance Information

Risk/Return Bar Chart

Best Quarter 28.26% (12/31/99) Worst Quarter (25.16)% (12/31/08)

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was 14.42%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2008. The returns reflect voluntary fee waivers in effect during certain of these periods. The fee waivers may be terminated at any time. The returns would be lower without the fee waivers. Please see the footnotes to the Fees and Expenses table for additional information about fee waivers. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 3000 Growth Index (Russell 3000 Growth), a broad-based market index; and the Lipper Multi Cap Growth Funds Average. The Russell 3000 Growth measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Multi Cap Growth Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

(For the calendar periods ended December 31, 2008)

Institutional I Shares	1 Year	5 Years	10 Years
Return Before Taxes	(41.65)%	(4.64)%	(2.40)%
Return After Taxes on Distributions(1)	(41.71)%	(4.68)%	(2.83)%
Return After Taxes on Distributions and Sale of Fund Shares(1)	(27.07)%	(3.91)%	(2.05)%
Russell 3000 Growth	(38.44)%	(3.33)%	(4.01)%
Lipper Multi Cap Growth Funds Average	(41.90)%	(2.65)%	(1.30)%

(1)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance (before and after taxes) is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

62	August 31, 2009 / PROSPECTUS

STOCK FUNDS

MTB MULTI CAP GROWTH FUND

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I
Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers and Reduction)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I
Management Fee(2)	0.70%
Distribution (12b-1) Fee	None
Other Expenses(3)	1.44%
Total Direct Annual Fund Operating Expenses	2.14%
Acquired Fund Fees and Expenses(4)	0.01%
Total Direct and Acquired Annual Fund Operating Expenses(5)	2.15%

(1)	The percentages shown are based on expenses for the entire fiscal year ended April 30, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

(2)	The Advisor waived a portion of the management fee. The Advisor can terminate this waiver at any time. The management fee paid by the Fund (after the waiver) was 0.00% for the fiscal year ended April 30, 2009.

(3)	The shareholder services provider waived a portion of its fee. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Institutional I Shares (after the waiver and reduction) was 1.20% for the fiscal year ended April 30, 2009.

(4)	The Fund’s shareholders indirectly bear the expenses of the acquired funds in which the Fund invests. The Fund’s indirect expenses from investing in the acquired funds is based upon the average allocation of the Fund’s investments in the acquired funds and upon the actual operating expenses of the acquired funds (including any current waivers and expense limitations) from their most recent shareholder report. Actual acquired funds expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.

(5)	The Advisor and shareholder services provider voluntarily waived certain amounts, and expect these waivers to remain in effect until at least August 31, 2010. These waivers may be changed or terminated by the respective parties at any time. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2009.

Total Waivers and Reduction of Fund Expenses	1.15%
Total Direct and Acquired Annual Fund Operating Expenses (after waivers and reduction)	1.00%

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended April 30, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since April 30, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of the Fund may be limited by voluntary waivers. These waivers may be changed or terminated at any time. Annualized expense ratios for the six-month period ending October 31, 2009 will be available in each Fund’s semi-annual report, which will be available on www.mtbfunds.com on or about December 31, 2009.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are based upon the Total Direct and Acquired Annual Fund Operating Expenses (before waivers), as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$218	$673	$1,154	$2,482

PROSPECTUS / August 31, 2009	63

STOCK FUNDS

MTB SMALL CAP GROWTH FUND

Cusip: 55376T148	Symbol: ARPEX	(Institutional I Shares)

Goal

Long-term capital appreciation.

Strategy

The Fund’s Advisor purchases stocks of smaller companies that are in the early stages of development and which the Advisor believes have the potential to achieve substantial long-term earnings growth. Under normal circumstances, the Fund invests at least 80% of the value of its net assets in equity securities of small cap companies. The Fund may also invest a limited percentage of its assets in foreign securities and fixed income securities. In selecting investments for the Fund, the Advisor purchases securities of small-cap U.S. companies with strong earnings growth potential. The Advisor may also purchase stocks of companies that are experiencing unusual, non-repetitive “special” situations (such as mergers or spin-offs) or that have valuable fixed assets whose value is not fully reflected in a stock’s price. The Fund may engage in short sales transactions on securities in order to take advantage of an anticipated decline in the security’s price or to hedge against its potential price volatility.

For the purposes of the 80% limitation, small cap companies will be defined as companies with market capitalizations similar to companies in the S&P 600 Index or the Russell 2000 Index. The definition will be applied at the time of initial investment, and the Fund will not be required to sell (or be precluded from adding to) a pre-existing investment because a company’s market capitalization has grown or reduced outside the market capitalization range of the indexes. As of June 30, 2009, the market capitalization of companies in the S&P SmallCap 600 Index ranged from $20 million to $2.3 billion, and the market capitalization of companies in the Russell 2000 Index ranged from $39 million to $2.3 billion. The capitalization ranges are subject to frequent change, and thus the applicable range of market capitalizations defining small cap companies at time of purchase will likely differ from the range at June 30, 2009.

Risks

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:

•	Stock Market Risk. The value of equity securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s Share price may decline suddenly or over a sustained period of time.

•	Risk Related to Investing for Growth. The growth stocks in which the Fund invests are typically more volatile than value stocks and may depend more on price changes than dividends for return.

•

Risk Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.

•	Risk of Foreign Investing. Foreign, economic, political or regulatory conditions may be less favorable than those of the United States.

•	Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you may pay.

•	Close Out Risk. In a short sale transaction, the party lending the security to the Fund may require the Fund to close out its short position at a price which would result in a loss to the Fund.

•

Leverage Risk. Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

64	August 31, 2009 / PROSPECTUS

STOCK FUNDS

MTB SMALL CAP GROWTH FUND

Performance Information

Risk/Return Bar Chart

Best Quarter 82.09% (12/31/99) Worst Quarter (28.07)% (12/31/08)

The bar chart shows the variability of the Fund’s Institutional I Shares total returns on a calendar year-end basis.

The Fund’s Institutional I Shares are sold without a sales charge (load). The total returns above are based on net asset value.

The Fund’s Institutional I Shares total return for the six-month period from January 1, 2009 to June 30, 2009 was 14.96%.

Average Annual Total Return Table

The following table represents the Fund’s Institutional I Shares Average Annual Total Returns for the calendar periods ended December 31, 2008. The returns reflect voluntary fee waivers in effect during certain of these periods. The fee waivers may be terminated at any time. The returns would be lower without the fee waivers. Please see the footnotes to the Fees and Expenses table for additional information about fee waivers. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund’s Institutional I Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 2000 Growth Index (Russell 2000 Growth), a broad-based market index; and the Lipper Small Cap Growth Funds Average. The Russell 2000 Growth measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Small Cap Growth Funds Average is a composite of mutual funds, designated by Lipper, Inc., with goals similar to the Fund’s goals. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or an average.

(For the calendar periods ended December 31, 2008)

Institutional I Shares	1 Year	5 Years	10 Years
Return Before Taxes	(45.56)%	(4.80)%	6.62%
Return After Taxes on Distributions(1)	(45.56)%	(7.14)%	3.72%
Return After Taxes on Distributions and Sale of Fund Shares(1)	(29.61)%	(4.68)%	4.49%
Russell 2000 Growth	(38.54)%	(2.35)%	(0.76)%
Lipper Small Cap Growth Funds Average	(42.11)%	(3.80)%	1.02%

(1)	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

Past performance (before and after taxes) is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

PROSPECTUS / August 31, 2009	65

STOCK FUNDS

MTB SMALL CAP GROWTH FUND

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Institutional I Shares.

Shareholder Fees

Institutional I
Fees Paid Directly From Your Investment	None

Annual Fund Operating Expenses (Before Waivers)(1)

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Institutional I
Management Fee(2)	0.85%
Distribution (12b-1) Fee	None
Other Expenses(3)	0.58%
Total Direct Annual Fund Operating Expenses	1.43%
Acquired Fund Fees and Expenses(4)	0.01%
Total Direct and Acquired Annual Fund Operating Expenses(5)	1.44%

(1)	The percentages shown are based on expenses for the entire fiscal year ended April 30, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

(2)	The Advisor contractually agreed to waive a portion of the management fee through March 29, 2010. Effective March 30, 2010, any waivers of the management fee by the Advisor will be voluntary and, therefore, the Advisor may change or eliminate the waiver at any time.

(3)	The shareholder services provider waived a portion of its fee. The shareholder services provider can terminate this waiver at any time. Total other expenses paid by the Fund’s Institutional I Shares (after the waiver) was 0.43% for the fiscal year ended April 30, 2009.

(4)	The Fund’s shareholders indirectly bear the expenses of the acquired fund in which the Fund invests. The Fund’s indirect expenses from investing in the acquired fund is based upon the average allocation of the Fund’s investments in the acquired fund and upon the actual operating expenses of the acquired fund (including any current waivers and expense limitations) from its most recent shareholder report. Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired fund and with other events that directly affect the expenses of the acquired fund.

(5)	The contractual waivers in effect through March 29, 2010, limit the Fund’s operation expenses to 1.06%, exclusive of shareholder service fees. After March 29, 2010, continuation of the waivers will be voluntary, and waivers may be changed or terminated after that date. However, it is expected that these waivers will voluntarily remain in effect until at least August 31, 2010. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2009.

Total Waivers of Fund Expenses	0.26%
Total Direct and Acquired Annual Fund Operating Expenses (after waivers)	1.18%

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended April 30, 2009, and do not reflect any change in expense ratios resulting from a change in assets under management since April 30, 2009. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. However, actual expenses paid by a shareholder of the Fund may be limited by voluntary waivers. These waivers may be changed or terminated at any time. Annualized expense ratios for the six-month period ending October 31, 2009 will be available in each Fund’s semi-annual report, which will be available on www.mtbfunds.com on or about December 31, 2009.

Example

This Example is intended to help you compare the cost of investing in the Fund’s Institutional I Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional I Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional I Shares operating expenses are based upon the Total Direct and Acquired Annual Fund Operating Expenses (before waivers), as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional I Shares	$147	$456	$787	$1,724

66	August 31, 2009 / PROSPECTUS

STOCK FUNDS

PRINCIPAL SECURITIES OF THE FUNDS

Principal Securities of the Funds

Stock Funds

The principal securities of each of the Funds listed below (each, a Stock Fund, and collectively, the Stock Funds) are marked with an “X”.

	International Equity Fund	Large Cap Growth Fund	Large Cap Value Fund	Mid Cap Growth Fund	Multi Cap Growth Fund	Small Cap Growth Fund
Equity Securities	X	X	X	X	X	X
Common Stocks	X	X	X	X	X	X
Preferred Stocks	X	X	X	X	X	X
Convertible Securities	X	X	X	X	X
Foreign Securities	X		X			X
Depositary Receipts		X	X	X	X
Derivative Contracts	X					X
Futures Contracts	X
Investing in Securities of Other Investment Companies	X	X	X		X	X
Short Sales		X		X	X	X
Balanced Fund

The principal securities of the Balanced Fund are marked with an “X”.

Balanced Fund
Equity Securities	X
Common Stocks	X
Preferred Stocks	X
Fixed Income Securities	X
Treasury Securities	X
Agency Securities	X
Corporate Debt Securities	X
Mortgage Backed Securities	X
Foreign Securities	X

PROSPECTUS / August 31, 2009	67

PRINCIPAL SECURITIES OF THE FUNDS

Bond Funds

The principal securities of each of the Funds listed below (each, a Bond Fund, and collectively, the Bond Funds) are marked with an “X”.

	Income Fund	Intermediate- Term Bond Fund	Maryland Municipal Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund	Short Duration Government Bond Fund	Short- Term Corporate Bond Fund	U.S. Government Bond Fund
Fixed Income Securities	X	X	X	X	X	X	X	X
Treasury Securities	X	X				X	X	X
Agency Securities	X	X				X	X	X
Corporate Debt Securities	X	X				X	X	X
Mortgage Backed Securities	X	X				X	X	X
Asset Backed Securities	X	X				X	X	X
Tax-Exempt Securities			X	X	X
General Obligation Bonds			X	X	X
Special Revenue Bonds			X	X	X
Tax Increment Financing Bonds			X	X	X
Municipal Securities			X	X	X
Municipal Notes			X	X	X
Municipal Leases			X	X	X
Variable Rate Demand Instruments			X	X	X
Swap Contracts—Credit Default Swaps	X	X					X

Money Market Funds

The principal securities of each of the Funds listed below (each, a Money Market Fund, and collectively, the Money Market Funds) are marked with an “X”.

	Money Market Fund	New York Tax-Free Money Fund	Pennsylvania Tax-Free Money Fund	Prime Money Market Fund	Tax-Free Money Market Fund	U.S. Government Money Market Fund	U.S. Treasury Money Market Fund
Fixed Income Securities	X	X	X	X	X	X	X
Treasury Securities	X			X		X	X
Agency Securities	X			X		X
Corporate Debt Securities	X			X
Commercial Paper	X			X
Tax-Exempt Securities		X	X		X
General Obligation Bonds		X	X		X
Special Revenue Bonds		X	X		X
Tax Increment Financing Bonds		X	X		X
Municipal Notes		X	X		X
Variable Rate Demand Instruments	X	X	X		X
Repurchase Agreements	X			X		X	X

68	August 31, 2009 / PROSPECTUS

PRINCIPAL SECURITIES OF THE FUNDS

Principal Securities of the Funds

The following list is a description of the principal securities in which the Funds may invest. More information on the principal and acceptable investments of the Funds is contained in the Funds’ Statement of Additional Information (SAI).

Equity Securities

Equity securities (stocks) represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the principal types of equity securities in which certain Funds may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock.

Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.

Fixed Income Securities

Fixed income securities (bonds) pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which a Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer’s Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to

PROSPECTUS / August 31, 2009	69

PRINCIPAL SECURITIES OF THE FUNDS

the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments on to the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class.

Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass-through certificates. Asset backed securities have prepayment risks.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker’s acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Commercial Paper

Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Advisor usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Convertible Securities

Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows a Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit a Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. A Fund may invest in convertible securities rated below investment grade. See “Risks Associated with Non-Investment Grade Securities” herein.

International Equity Fund, Mid Cap Growth Fund, Multi Cap Growth Fund, and Large Cap Growth Fund treat con-

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vertible securities as both fixed income and equity securities for purposes of their investment policies and limitations, because of their unique characteristics.

Municipal Securities

Municipal securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax-exempt securities by their source of repayment.

Tax-Exempt Securities

Tax-exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax-exempt securities. The market categorizes tax-exempt securities by their source of repayment. Interest income on such securities may be subject to the federal alternative minimum tax (AMT) for individuals and corporations.

General Obligation Bonds

General obligation bonds are supported by the issuer’s power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer’s authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality’s general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Tax Increment Financing Bonds

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants’ sales, and related tax collections, failed to increase as anticipated.

Municipal Notes

Municipal notes are short-term tax-exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

A Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, a Fund may also invest directly in individual leases.

Variable Rate Demand Instruments

Variable rate demand instruments are tax-exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. A Fund treats variable rate demand instruments as short-term securities even though their maturity may extend beyond 397 days because, within 397 days, their variable interest rate adjusts in response to changes in market rates, and the repayment of their principal amount can be demanded.

Other Investments

Foreign Securities

Foreign securities are securities of issuers based outside the United States. An issuer is considered to be based outside the United States if:

•	it is organized under the laws of, or has a principal office located in, another country;

•	the principal trading market for its securities is in another country; or

•

it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded outside the United States. ADRs provide a way to buy Shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign

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exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Foreign Exchange Contracts

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the International Equity Fund (an Underlying Fund) may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund’s exposure to currency risks.

Foreign Government Securities

Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government’s full faith and credit. Further, foreign government securities include mortgage- related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund’s exposure to interest rate and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Funds (other than the Money Market Funds) may trade in the following types of derivative contracts.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset (or index) at a specified price, date, and time. Entering into a contract to buy an underlying asset (or index) is commonly referred to as buying a contract or holding a long position in the asset (or index). Entering into a contract to sell an underlying asset (or index) is commonly referred to as selling a contract or holding a short position in the asset (or index). Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

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Swap Contracts

A swap contract (also known as a swap) is a type of derivative contract in which two parties (each, a Counterparty) agree to pay each other (swap) the returns derived from designated (or underlying) securities, currencies, commodities, financial indices or other assets (Reference Instruments). Swaps do not always involve the delivery of the Reference Instruments by either party, and the parties might not own the Reference Instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party’s payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names.

Credit Default Swaps

A credit default swap (CDS) is a type of swap agreement between two parties whereby one party (the Protection Buyer) agrees to make payments over the term of the CDS to the other party (the Protection Seller), provided that no designated event of default, restructuring or other credit related event (each a Credit Event) occurs with respect to the Reference Instrument, which is usually a particular bond or the unsecured credit of a particular issuer (the Reference Obligation). Many CDSs are physically settled, which means that if a Credit Event occurs, the Protection Seller must pay the Protection Buyer the full notional value, or “par value,” of the Reference Obligation in exchange for delivery by the Protection Buyer of the Reference Obligation or another similar obligation issued by the issuer of the Reference Obligation (the Deliverable Obligation). The Counterparties agree to the characteristics of the Deliverable Obligation at the time that they enter into the CDS. Alternately, a CDS can be “cash settled,” which means that upon the occurrence of a Credit Event, the Protection Buyer will receive a payment from the Protection Seller equal to the difference between the par amount of the Reference Obligation and its market value at the time of the Credit Event. The Fund may be either the Protection Buyer or the Protection Seller in a CDS. If the Fund is a Protection Buyer and no Credit Event occurs, the Fund will lose its entire investment in the CDS (i.e., an amount equal to the payments made to the Protection Seller over the term of the CDS). However, if a Credit Event occurs, the Fund (as Protection Buyer) will deliver the Deliverable Obligation and receive a payment equal to the full notional value of the Reference Obligation, even though the Reference Obligation may have little or no value. If the Fund is the Protection Seller and no Credit Event occurs, the Fund will receive a fixed rate of income throughout the term of the CDS. However, if a Credit Event occurs, the Fund (as Protection Seller) will pay the Protection Buyer the full notional value of the Reference Obligation and receive the Deliverable Obligation from the Protection Buyer. A CDS may involve greater risks than if the Fund invested directly in the Reference Obligation. For example, a CDS may increase credit risk since the Fund has exposure to both the issuer of the

Reference Obligation and the Counterparty to the CDS. The Reference Instruments underlying each CDS will be of a credit quality at least equal to that of the credit quality required for investment in individual securities by the relevant Fund.

Short Sales

A Fund may make short sales of securities listed on one or more national exchanges or on the NASDAQ Stock Market. A short sale is the sale of a stock that the Fund does not own (or will borrow for delivery), because the Fund believes the stock will decline in price or the Fund wants to hedge against potential price volatility of the stock. If the price of the stock declines, the Fund can buy the stock at a lower price and will make a profit. If the price of the stock rises, the Fund will incur a loss. When the Fund sells short, it borrows the stock from a broker “on margin,” and must pay interest to the broker on the margin amount until the stock is replaced by the Fund. In no event will the Fund engage in short sales transactions if it would cause the market value of all of the Fund’s securities sold short to exceed 25% of its net assets. The value of the securities of any one issuer that may be shorted by the Fund is limited to the lesser of 2% of the value of the Fund’s net assets or 2% of the securities of any class of the issuer. The Fund may also “sell short against the box,” i.e., the Fund owns securities identical to those sold short. Short sales against the box are not subject to the 25% limitation. Short sales are speculative in nature, and may reduce returns or increase volatility.

Special Transactions

Repurchase Agreements

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Advisor.

A Fund’s custodian will take possession of the securities subject to repurchase agreements. The Advisor will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Non-Investment Grade Securities

Securities rated BB+ or lower by Standard & Poor’s or Ba or lower by Moody’s are considered to be non-investment grade securities (junk bonds).

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Investing in Securities of Other Investment Companies

A Fund, may invest its assets in securities of other investment companies, including exchange-traded funds (ETFs) and the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash.

The Shares of most ETFs are listed and traded on stock exchanges at market prices, although some Shares may be redeemable at net asset value for cash or securities. A Fund may invest in ETFs in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs generally do not charge initial sales charges or redemption fees but investors pay customary brokerage commissions and fees to buy and sell ETF Shares.

Pursuant to an SEC exemption, each of the Funds are permitted to invest in Shares of the MTB Money Market Funds as a means of managing their uninvested cash. These investments will cause a duplication of expenses. The Advisor may waive certain fees in connection with these investments.

Other Investment Strategies

Portfolio Turnover (Stock and Bond Funds Only)

Each Fund may actively trade its portfolio securities in an attempt to achieve its investment objective. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund’s trading costs and may have an adverse impact on a Fund’s performance.

Temporary Defensive Investments

The Funds (except the Money Market Funds) may temporarily depart from their principal investment strategies by investing their assets in cash and shorter-term debt securities and similar obligations. They may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to fail to meet its investment objective and to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders. Interest income from temporary investments may be taxable to shareholders as ordinary income.

Investment Ratings for Investment Grade Securities

The Advisor or sub-advisor will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor’s, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer’s inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s or sub-advisor’s credit assessment that the security is comparable to investment grade.

Specific Risks of Investing in the Funds

Stock Market Risks

The value of equity securities in a Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund’s share price may decline.

The Advisor or sub-advisor attempts to manage market risk by limiting the amount a Fund invests in each company’s equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

Risks Related to Investing for Growth

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related to Investing for Value

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Furthermore, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size

Generally, the smaller the market capitalization of a company, the fewer the number of Shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding Shares by the current market price per share.

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Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Interest Rate Risks

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Advisor’s credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Credit risk regarding credit default swap transactions includes the possibility that (i) a counterparty to such transaction will fail to meet its obligations; or (ii) the Fund, as seller of a swap, may be required to pay to its counterparty the entire notional value of the obligation underlying the swap in the event that such underlying obligation defaults.

Leverage Risks

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested.

Changes in the value of such an investment magnify the Fund’s risk of loss and potential for gain.

Call Risks

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks

Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates.

Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

A Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Tax Risks

In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund to their shareholders to be taxable.

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Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Income from Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund, New York Municipal Bond Fund, Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund may be subject to the alternative minimum tax (AMT). However, Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund are required to limit to 20% that part of their income that would be subject to AMT.

Risks of Non-Diversification

Maryland Municipal Bond Fund, Pennsylvania Municipal Bond Fund and New York Municipal Bond Fund are non-diversified. Compared to diversified mutual funds, each of these Funds may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases a Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on a Fund’s Share price and performance.

Risks Associated With Non-Investment Grade Securities

The securities in which a Fund may invest may be rated below investment grade. Securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Maryland Investment Risks

Maryland Municipal Bond Fund emphasizes investments in Maryland and is more subject to events that may adversely affect Maryland issuers compared to funds that invest in multiple states.

Maryland’s economy is relatively diversified across the service, trade and government sectors. The high proportion of federal government jobs, which contributes to high wealth levels, made the state vulnerable to the recession and concurrent federal downsizing in the early 1990’s; however, Maryland’s economic growth rate has improved and is nearing the national average.

New York Investment Risks

New York Municipal Bond Fund and New York Tax-Free Money Market Fund emphasize investments in New York and are subject to events that may adversely affect New York issuers compared to funds that invest in multiple states. New York’s economy is large and diverse. While several upstate counties benefit from agriculture, manufacturing and high technology industries, New York City nonetheless still dominates the State’s economy through its international importance in economic sectors such as advertising, finance, and banking. Any major changes to the financial conditions of New York City would ultimately have an effect on the State. Yields on New York municipal securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. Further, any adverse economic conditions or developments affecting the State, counties, municipalities or City of New York could impact New York Municipal Bond Fund or New York Tax-Free Money Market Fund’s portfolio. The ability of these Funds to achieve their investment goals also depends on the continuing ability of the issuers of New York municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due.

Pennsylvania Investment Risks

Pennsylvania Municipal Bond Fund and Pennsylvania Tax-Free Money Market Fund emphasize investments in Pennsylvania and are more subject to events that may adversely affect Pennsylvania issuers.

Pennsylvania’s economy historically has been dependent upon heavy industry, but has diversified recently into various services, particularly into medical and health services, education and financial services. Agricultural industries continue to be an important part of the economy, including not only the production of diversified food and livestock products, but substantial economic activity in agribusiness and food-related industries. Service industries currently employ the greatest share of nonagricultural workers, followed by the categories of trade and manufacturing. Future economic difficulties in any of these industries could have an adverse impact on the finances of the Commonwealth or its municipalities, and could adversely affect the market value of the Pennsylvania exempt securities in the Pennsylvania Municipal Bond Fund or the ability of the respective obligors to make payments of interest and principal due on such Securities.

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Risks of Foreign Investing

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent Balanced Fund, International Equity Fund, Large Cap Value Fund and Small Cap Growth Fund and its Advisor and sub-advisor from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund’s investments.

Risks of Investing in Emerging Market Countries

Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed countries.

Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

Currency Risks

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

Asset Allocation Risks

The Balanced Fund is subject to the risk that the Advisor’s asset allocation decisions between equity securities, on the one hand, and fixed income securities, on the other hand, will not anticipate market trends successfully. For example, investing too heavily in common stocks during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total returns.

Active Trading Risks

The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you may pay.

Exchange-Traded Funds

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s Shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s Shares may not develop or be maintained; or (iii) trading of an ETF’s Shares may be halted if the listing exchange’s officials deem such action appropriate, the Shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

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HOW ARE SHARES PRICED?

Close Out Risks

In a short sale transaction, close out risk is created by the ability of the broker to request at any time that the Fund close out its short position in the security. The broker’s call request would force the Fund to purchase the security at its current market price, and thus could result in a loss to the Fund.

How are Shares Priced?

The Trust offers eight classes of Shares: Class A Shares, Class A2 Shares, Class B Shares, Class C Shares, Class S Shares, Corporate Shares, Institutional I Shares and Institutional II Shares. Effective December 31, 2008, Class B Shares were no longer available for purchase by new or existing shareholders. All Share classes have different sales charges and other expenses, which affect their performance, and which an investor bears directly or indirectly as a shareholder. Each Share class represents interests in a single portfolio of securities. This prospectus relates only to Corporate Shares, Institutional I Shares, Institutional II Shares and Class S Shares as shown in the chart below. These Share classes are not subject to a front-end or contingent deferred sales charge (CDSC). Contact your financial intermediary or call the Trust at 1-800-836-2211 for more information about Class A Shares, Class A2 Shares, Class B Shares and Class C Shares.

FUND	Corporate Shares	Institutional I Shares	Institutional II Shares	Class S Shares
Money Market U.S. Treasury Money Market		X	X	X
Prime Money Market	X
Pennsylvania Tax-Free Money Market Tax-Free Money Market U.S. Government Money Market		X	X
Bond, Balanced, and Stock Funds New York Tax-Free Money Market		X

Each Money Market Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing its portfolio securities using the amortized cost method. The Money Market Funds cannot guarantee that their NAV will always remain at $1.00 per Share. As noted below, the Money Market Funds’ NAV is calculated twice each day that the New York Stock Exchange (NYSE) and Federal Reserve Board is open for business.

In addition, the Money Market Funds reserve the right to allow the purchase, redemption, and exchange of Shares on any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Money Market Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day, to the time of such closing.

The net asset value (NAV) of Shares of the Bond, Balanced, and Stock Funds fluctuates and is generally based upon the market value of portfolio securities and other assets of the Fund. The NAV is determined at the end of regular trading of the New York Stock Exchange (NYSE), which is generally 4:00 p.m. (Eastern time) but may vary due to market circumstances or other reasons (NYSE Close) on each day the NYSE is open. Equity securities are generally valued according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter (OTC) market). Fixed income securities are generally valued according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at time of purchase may be valued at amortized cost. Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the OTC market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. Investments in other open-end registered investment companies are valued at net asset value.

Trading in foreign securities may be completed at times which vary from the NYSE Close. In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the NYSE Close. Certain foreign currency exchange rates may also be determined at the latest rate prior to the NYSE Close. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m. Eastern time, on the day the value of the foreign security is determined. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the NYSE Close. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund’s Board, although the actual calculation may be done by others. If a Fund owns foreign securities that trade in foreign markets on days the NYSE is closed, or if the NYSE closes earlier than 4:00 p.m. Eastern time, the value of these securities, and therefore the Fund’s assets, may change on days or at times you cannot purchase, redeem or exchange Shares of such Fund. In all cases, the Funds’ Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value.

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HOW TO PURCHASE, REDEEM, AND EXCHANGE SHARES

The following table shows at what times the Funds calculate their NAV:

FUND	NAV Calculated (Eastern Time)
Money Market Prime Money Market U.S. Government Money Market U.S. Treasury Money Market	3:00 p.m. and NYSE Close
New York Tax-Free Money Market Pennsylvania Tax-Free Money Market Tax-Free Money Market	11:00 a.m. and NYSE Close
All Other Funds	NYSE Close

A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Fund’s Advisor determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when the Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time when the NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

The Funds’ Board has authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant.

There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Fair valuation determinations often involve the consideration of a number of subjective factors, and the fair value price may be higher or lower than a readily available market quotation.

To the extent any fund invests in other investment companies, the prospectuses for those companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

How to Purchase, Redeem, and Exchange Shares

For information about investing in Class S Shares of the Funds, please refer to the section titled “Class S Shares only” in this prospectus. For information about investing in Corporate Shares, please refer to the section titled “Corporate Class of Prime Money Market Fund” in this prospectus.

When the NYSE is open for business, you may purchase, redeem, or exchange Shares by phone, mail, or wire through your financial intermediary or the Trust, subject to daily cutoff times. Your order will be processed at the next calculated NAV after your order request is received by the Fund or its designated agent in proper form. The NYSE is closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Purchases and redemptions by wire will not be available on days the Federal Reserve wire system is closed. In addition to the scheduled NYSE holidays noted above, the Federal Reserve wire system is scheduled to be closed on the following days: Columbus Day and Veterans’ Day. The Funds do not issue share certificates and they reserve the right to reject any purchase request for any reason.

The Funds will only accept purchases from residents of the United States (including Guam, Puerto Rico, and the U.S. Virgin Islands) with U.S. mailing addresses.

PROSPECTUS / August 31, 2009	79

HOW TO PURCHASE, REDEEM, AND EXCHANGE SHARES

To help the government fight the funding of terrorism and money laundering activities and to verify your identity, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

Purchasing Shares

If you would like to purchase Shares of an MTB Fund for the first time, please consult a financial professional in your area. If you do not have a financial professional, please call the MTB Shareholder Services department at 1-800-836-2211.

Minimum Initial Investment Amount	Initial
Corporate Shares	$1,000,000
Institutional I Shares	$100,000
Institutional II Shares	$100,000

The minimum initial investment amounts may be waived or lowered from time to time.

Accounts With Low Balances

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below $250 (for Class S Shares, this is subject to the status of the Sweep Account). Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum account balance required.

Through Your Financial Intermediary

Shareholders normally purchase Shares through investment professionals and different types of customer accounts at financial intermediaries. You should read this prospectus together with any agreements between you and your financial intermediary to learn about procedures to follow, the services provided, the fees charged for those services, required earlier cutoff times than shown in this prospectus, and any restrictions and limitations imposed.

Directly With MTB Funds

To purchase Shares directly with the Trust, please call Shareholder Services at 1-800-836-2211.

Transactions by Telephone

Once your account is established, you may purchase, redeem or exchange Shares by telephone unless you have declined this privilege on your account application. Please call Shareholder Services at 1-800-836-2211 to transact by telephone.

The Funds reserve the right to modify or terminate telephone redemption and exchange privileges at any time.

Shareholders will be notified prior to any modification or termination. Your telephone instructions may be electronically recorded for your protection. Shareholders who purchase Shares by telephone or accept the telephone redemption or exchange privilege authorize the Trust and its agents to act upon their telephonic instructions for any account for which they have authorized such services. Redeeming or exchanging Shares over the telephone is convenient, but not without risk. Although the Funds have created certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following phone instructions we reasonably believe to be genuine. If you transact with the Fund over the telephone, you will generally bear the risk of any loss.

Payment Methods

Payment may be made by check, Federal Reserve System wire, or Automated Clearing House (ACH). Please see “Limitations on Redemption Proceeds” below for information on how your form of payment may impact the timing of redemption proceeds. Where a Fund offers more than one Share class and you do not specify the class choice on your form of payment, you generally will receive Class A Shares (Class A2 Shares in the case of the MTB Money Market Fund). Each payment must be accompanied by your name, the Fund’s name and Share class, and your account number (if established).

By Check

Current shareholders can purchase additional Shares by sending a check to the Trust accompanied by purchase instructions. Make your check payable to (Name of the Fund and Class of Shares) and mail it to the Trust along with your application.

MTB Group of Funds

P.O. Box 44489

Denver, CO 80201

If you are not a current shareholder, please call Shareholder Services at 1-800-836-2211 for information on how to purchase Shares. Purchase orders by mail for non-Money Market Funds are considered received after payment by check has been converted into federal funds. This is normally the next business day after the check is received. However, payment may be delayed up to seven business days to allow your purchase payment to clear. Purchase orders by mail for Money Market Funds begin earning dividends on the day after the check is converted into federal funds.

The Funds do not accept cash, money orders, credit cards, travelers checks, or third party checks (for example, checks that are either not from the investor or made payable to a third party and endorsed over to the Trust).

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HOW TO PURCHASE, REDEEM, AND EXCHANGE SHARES

By Federal Reserve System Wire

Once your account is established, ask your bank to wire money to the Fund’s custodian bank, accompanied by purchase instructions. For additional purchases, wire your money along with your fund and account number. Wire orders will only be accepted on days on which the Funds, M&T Bank, and the Federal Reserve wire system are open for business. Some financial institutions may charge a fee for wire services. The Funds also reserve the right to charge a processing fee for wire transfers. Below is a chart that shows the different cutoff times for processing Fund purchases and what it means to you. The Funds are not responsible for delays in the receipt of wires.

FUND TYPE	Your Purchase Request in Proper Order/ Federal Funds Received Before: (Eastern time)	Results in:	Your Purchase Request in Proper Order and Federal Funds Received After: (Eastern time)	Results in:
Tax-Free Money Market Funds	11:00 a.m.	Dividends earned that day	11:00 a.m., but before NYSE Close	Dividends earned beginning next day
Taxable Money Market Funds	3:00 p.m.	Dividends earned that day	3:00 p.m., but before NYSE Close	Dividends earned beginning next day
Bond, Balanced and Stock Funds	NYSE Close	Receive that day’s closing NAV	NYSE Close	Receive next calculated NAV

Send your wire to:

The Bank of New York Mellon

New York, NY

Dollar Amount of Wire

ABA Number: 021000018

Account Number 8900668229

Attn: (MTB Fund Name)

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Further Credit To: (MTB Account name and number)

By ACH

Once your account is established, you may purchase Fund Shares by transferring money via ACH from your checking or savings account to your Fund account. You will not begin earning dividends on Fund Shares until the ACH transaction settles, which could be as soon as the next business day.

Systematic Investment Program

Once you have opened a Fund account, you can add to your investment on a regular basis in amounts of $1000 or more through automatic deductions from your checking or savings account. To sign up for this program, please call the MTB Group of Funds for an application.

Redeeming Shares

To redeem Shares you must provide us with your name, the Fund’s name and Share class, your account number, the number of Shares or dollar amount you wish to redeem, and your choice of Payment Option. If you do not specify a Payment Option, a check will be mailed to you at your address of record. Redemption requests for Shares held through an IRA account must be made by mail and not by phone.

By Telephone

To redeem Shares by telephone, please call Shareholder Services at 1-800-836-2211. You are automatically eligible to make telephone redemptions unless you decline the privilege at the time you open your account. It is recommended that you provide the necessary information for the telephone redemption option on your initial application. If you do not do this and later wish to take advantage of the telephone redemption privilege, call the Trust for authorization forms. The Trust limits telephone redemptions to the address of record to $50,000. Telephone redemption requests above $50,000 may be transferred to a linked M&T Bank account on record; otherwise you must submit a written request with a Medallion signature guarantee. Please contact MTB Shareholder Services for further information.

By Mail

Send your written request to the Trust.

MTB Group of Funds

P.O. Box 44489

Denver, CO 80201

Payment Options

You may receive your redemption proceeds by check, Federal Reserve System wire, or ACH transfer to your designated bank account. See “Limitations on Redemption Proceeds” below for additional information about payment of redemption proceeds.

The Funds reserve the right to charge a fee for outgoing wires and overnight check requests. The Funds may in its discretion waive this fee under special circumstances.

By Check

Normally, a check for redemption proceeds is mailed within one business day after your redemption order is received, but in no event more than seven business days after receipt of a proper redemption request.

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HOW TO PURCHASE, REDEEM, AND EXCHANGE SHARES

By Federal Reserve System Wire

Wire transfers of redemption proceeds can only be made on days on which the Federal Reserve wire system, M&T Bank, and the Funds are open for business. Certain financial institutions may charge a fee for the receipt of wire transfers. The Funds also reserve the right to charge a processing fee for wire transfers. Below is a chart that shows the different cutoff times for processing Fund redemptions by wire and what it means to you.

FUND TYPE/ NAME	Your Redemption Request in Proper Order Received Before: (Eastern time)	Results in:	Your Redemption Request in Proper Order Received After: (Eastern time)	Results in:
Tax-Free Money Market Funds	11:00 a.m.	Same day wire No dividends earned that day	11:00 a.m., but before NYSE Close	Next day wire Dividends earned that day No dividends earned next day
Taxable Money Market Funds	3:00 p.m.	Same day wire No dividends earned that day	3:00 p.m., but before NYSE Close	Next day wire Dividends earned that day No dividends earned next day
Bond, Balanced and Stock Funds	NYSE Close	Receive that day’s closing NAV Next day wire	NYSE Close	Receive next calculated NAV Second day wire

By ACH

You may have redemption proceeds sent directly to your checking or savings account via ACH transfer from the Fund. If you place your order by 11:00 a.m. (Eastern Time) for the Tax-Free Money Market Funds, 3:00 p.m. (Eastern Time) for the Taxable Money Market Funds, or the NYSE close for the Bond, Balanced and Stock Funds, you will receive that day’s closing NAV. Since ACH transfers are processed overnight, you generally will not receive redemption proceeds until at least the second business day.

Systematic Withdrawal Program

You may automatically redeem Shares in a minimum amount of $1,000 on a regular basis. Your account must be worth at least $10,000 at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. For more information and an application form for this program call the Trust.

Additional Conditions

Signature Guarantees

For your protection the Trust requires the Medallion Guarantee (Stamp 2000 Medallion Guarantee) on written redemption requests and instructions:

•	when you are requesting a redemption by check of $50,000 or more;

•	when you want a redemption to be sent to an address or bank account other than the one you have on record with the Fund;

•	when you want the redemption payable to someone other than the shareholder of record; or

•	when you request a bank account to be linked to your MTB Fund (all bank account owners must sign).

Your signature can be guaranteed by any federally insured financial institution (such as a bank or credit union) or a broker-dealer that is a domestic stock exchange member, but not by a notary public.

Limitations on Redemption Proceeds

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

•	to allow your purchase to clear (as discussed below);

•	during periods of market volatility;

•	when a shareholder’s trade activity or amount adversely impacts the Fund’s ability to manage its assets; or

•	during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.

If you request a redemption of Shares recently purchased by check (including a cashier’s check or certified check) or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be cancelled and you will be responsible for any losses incurred by the Fund as a result of your cancelled order.

In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

•	when the NYSE is closed, other than customary weekend and holiday closings;

•	when trading on the NYSE is restricted, as determined by the SEC; or

•	in which an emergency exists, as determined by the SEC, so that disposal of the Fund’s investments or determination of its NAV is not reasonably practicable.

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HOW TO PURCHASE, REDEEM, AND EXCHANGE SHARES

Any attempt to redeem Shares of a Money Market Fund through checkwriting before the purchase instrument has cleared will be automatically rejected.

You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

Redemption in Kind

Although the Funds intend to pay Share redemptions in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of the Fund’s portfolio securities.

Redemption From Retirement Accounts

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

Exchanging Shares

You may exchange Shares of a Fund for the same Share class of another MTB Fund. All exchange requests must include your name and account number, the Fund’s name and Share class, the number of Shares or dollar amount you wish to exchange and the name of the Fund into which the exchange is to be made.

In order to exchange Shares you must submit your request in proper form and:

•	meet the minimum initial investment requirements (if the exchange results in the establishment of a new account);

•	establish an account in the Fund you want to acquire if you do not have an account in that Fund;

•	ensure that the account registrations are identical;

•	receive a prospectus for the Fund into which you wish to exchange; and

•	only exchange into a Fund that may be legally sold in your state of residence.

An exchange is treated as a redemption and subsequent purchase and is a taxable transaction. The Funds may modify or terminate the exchange privilege at any time, and shareholders will be notified prior to any modification or termination.

By Telephone

To request an exchange, and for additional information about the exchange privilege, call the Trust. Below is a chart that shows the cutoff times for processing Fund exchanges and what it means to you.

FUND TYPE	Your Exchange Request in Proper Order Received Before: (Eastern time)	Results in:	Your Exchange Request in Proper Order Received After: (Eastern time)	Results in:
Money Market Funds	3:00 p.m.	Same day exchange	3:00 p.m.	Next day exchange
Tax-Free Money Market Funds	11:00 a.m.	Same day exchange	11:00 a.m.	Next day exchange
All Other Funds	NYSE Close	Same day exchange	NYSE Close	Next day exchange

You will not receive a dividend from the Fund into which you are exchanging on the date of the exchange.

You will automatically be eligible for phone exchanges, unless you decline this privilege at the time you open your account. It is recommended that you provide the necessary information for the phone exchange option on your initial application. If you do not do this and later wish to take advantage of the privilege, call the Trust for authorization forms.

By Mail

Send your written request to

MTB Group of Funds

PO Box 44489

Denver, CO 80201

Systematic Exchange Program

You may exchange Shares from one Fund into the same share class of another Fund on a monthly, quarterly or annual basis. Exchanges must be at least $1,000 and are subject to limitations as described above. For more information and an application form for this Program, call the Trust.

Class S Shares Only

If you invest in Class S Shares through a sweep account you will receive sweep account materials describing the various features and operations of the sweep account from M&T Bank, as well as account opening forms. The sweep account materials should be reviewed in conjunction with this prospectus.

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HOW TO PURCHASE, REDEEM, AND EXCHANGE SHARES

Corporate Class of Prime Money Market Fund

The Corporate Class will accept purchases on the following terms:

•	$1 million minimum, on a non-aggregated basis, to open an account;

•	additional purchases for existing accounts in any amount.

Eligible purchasers are limited to Corporate customers of M&T Corporate Trust, M&T Institutional Custody and M&T Securities, directed trustees of defined benefit plans, and commercial demand deposit account sweeps.

The Corporate Class will not accept the following purchases:

•	personal trust or discretionary accounts;

•	exchanges from existing MTB money market accounts, or purchases that result from the sale and reinvestment of existing MTB money market accounts.

Existing shareholders of the Corporate Class may continue to hold their Shares and add to their accounts without regard to the stated minimums and restrictions.

Frequent Trading Policies

Fluctuating Funds. Excessive trading into and out of a Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt a Fund’s investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs, and affect the timing and amount of taxable gains distributed by the Fund. Investors or brokers engaged in such trading may also seek to profit by anticipating changes in the Fund’s NAV in advance of the time as of which NAV is calculated.

The Funds’ Board has approved policies and procedures intended to discourage excessive trading of the Fund’s Shares. The Funds monitor trading in Shares in an effort to identify disruptive trading activity. Whether or not the specific testing criteria or monitoring limits proscribed by the policies and procedures are exceeded, the Funds’ management or Advisor may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder or broker is engaged in excessive trading that is or could be detrimental to the Funds and other shareholders and may preclude the shareholder or broker from making further purchases or exchanges of Shares. No matter how the Funds define their testing criteria for, or monitoring limits on, excessive trading of Shares, other purchases and sales of Shares may have adverse effects on the management of a Fund’s portfolio and its performance.

The Funds’ excessive trading restrictions do not apply to purchases and sales of Shares of MTB Group of Funds (Underlying Funds) by the MTB Managed Allocation Funds. Allocation changes of the investing MTB Managed Allocation Fund are monitored by MTBIA management, and the managers of the Underlying Fund must determine that there is no material adverse impact on the Underlying Fund or its shareholders. The intent of this exception is to allow managers of the MTB Managed Allocation Funds to accommodate cash flows that result from non-abusive trading in the MTB Managed Allocations Funds, and to reallocate portfolio investments of MTB Managed Allocation Funds among various Underlying Funds in accordance with the investment objectives of the MTB Managed Allocation Funds, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nevertheless, as with any trading in Fund Shares, purchases and redemptions of Underlying Fund Shares by the MTB Managed Allocation Funds could adversely affect the management of the Underlying Fund’s portfolio and its performance.

The Advisor will provide to the Funds’ Board a quarterly report of all occurrences deemed to be excessive trading during the preceding quarter, and a description of any action taken with respect thereto.

Money Market Funds. Given the short-term nature of the Money Market Funds’ investments and their use of the amortized cost method for calculating the NAV of Money Market Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Money Market Funds will have significant adverse consequences for the Money Market Funds and their shareholders. For this reason and because the Money Market Funds are intended to be used as liquid short-term investments, the Funds’ policies or procedures to discourage frequent or short-term trading do not apply to the Money Market Funds’ Shares. However, the Money Market Funds may limit or terminate the availability of purchases or exchanges to a shareholder and may bar the shareholder from purchasing or exchanging Shares of the Money Market Funds and other non-Money Market Funds if the Funds’ management or Advisor determines from the amount, frequency or pattern of purchased and redemptions or exchanges that the shareholder is engaged in excessive trading that is or could be detrimental to the non-Money Market Funds and their shareholders.

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ACCOUNT AND SHARE INFORMATION

Account and Share Information

Corporate Resolutions

Corporations and certain other organizations are required to furnish evidence of the authority of persons designated on the account application to effect transactions on behalf of the organization.

Confirmations and Account Statements

Except with respect to the Money Market Funds, you will receive written confirmation of purchases, redemptions and exchanges (except systematic transactions). Money Market Funds send monthly statements in lieu of share activity confirmations. Shareholders of all other Funds also will receive quarterly statements reporting all account activity, unless there is activity in the account in which case a monthly statement is sent, including systematic transactions, dividends and capital gains paid.

Retirement Investments

Shares of the Funds can be purchased as an investment for retirement plans or IRA accounts. You may be subject to an annual IRA account fee. Each Tax-Free Money Market Fund, the Maryland Municipal Bond Fund, the Pennsylvania Municipal Bond Fund, and the New York Municipal Bond Fund are generally not appropriate for retirement plans or IRA accounts. For further details, contact MTB Funds and consult a tax advisor.

Online Access

Shareholders of the Money Market Funds can view statements and performance information on-line by signing up on the MTB website at www.mtbfunds.com. For more information, contact the MTB Group of Funds.

Distribution of Fund Shares

ALPS Distributors, Inc. (Distributor), whose address is 1290 Broadway, Suite 1100 Denver, CO 80203, serves as the Distributor of the Funds offered by this prospectus.

Except for Class S Shares, the Fund’s Distributor markets the Shares described in this prospectus to corporations, institutions or other entities investing for their own (including as a fiduciary) or their individual customers’ accounts, directly or through a financial intermediary that has an agreement with the Distributor.

The Fund’s Distributor markets the Class S Shares described in this prospectus to institutions and individuals and to customers who purchase Shares through cash management services, such as sweep accounts.

When the Distributor receives marketing fees it may pay some or all of them to financial intermediaries. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to financial intermediaries for marketing and servicing Shares. Financial intermediaries include the Advisor and its affiliates. You should consult your financial intermediary to determine what types of compensation it may receive for selling Fund Shares.

Rule 12b-1 Plans (Corporate Shares, Institutional II Shares and Class S Shares Only)

The Funds have adopted a Rule 12b-1 Plan (Plan) on behalf of Corporate Shares, Institutional II Shares and Class S Shares offered by this prospectus, which allows them to pay distribution fees to financial intermediaries (which may be paid through the Distributor) at an annual rate of up to 0.25% of the average daily net assets of these share classes of the Funds, for the sale, distribution, administration, customer servicing and recordkeeping of these Shares. These fees may be paid to the Distributor, the Advisor and their affiliates. The Funds may waive or reduce the maximum amount of Rule 12b-1 fees they pay from time to time in their sole discretion. In addition, a financial intermediary (including the Distributor, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they may be entitled. Because these Shares may pay marketing fees on an ongoing basis, your investment cost may be higher over time than other Shares with different sales charges and marketing fees.

Shareholder Services Plans (Corporate Shares, Institutional I Shares and Class S Shares Only)

The Funds have adopted a Shareholder Services Plan on behalf of Corporate Shares, Institutional I Shares, and Class S Shares, which is administered by ALPS Distributors, Inc. to pay service fees to financial intermediaries (which may include the Distributor, the Advisor or their affiliates) for providing services to the Funds and their shareholders and maintaining shareholders accounts. M&T Securities, Inc. (M&T Securities) has entered into a shareholder services agreement with ALPS Distributors, Inc. under which it is entitled to receive a shareholder services fee for acting as shareholder servicing agent for the Funds, including providing shareholder assistance and communicating or facilitating purchases and redemptions of Shares.

PROSPECTUS / August 31, 2009	85

ACCOUNT AND SHARE INFORMATION

Additional Payments to Financial Intermediaries

The Advisor and its affiliates may pay out of their own reasonable resources and profits amounts (including items of material value) to certain financial intermediaries including the Distributor) to support the sale of Shares or provide services to the Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediaries or its employees or associated persons to recommend or sell Shares of the Fund to you. These payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ prospectus because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or shareholder service fee arrangement. You can ask your financial intermediary for information about any payments it receives from the Distributor, the Advisor, their affiliates, or the Fund and any services the financial intermediary provides. The SAI contains additional information on the types of additional payments that may be paid.

Dividends and Capital Gains

FUND	Dividends Declared/ Dividends Paid
International Equity Fund, Large Cap Growth Fund, Mid Cap Growth Fund, Multi Cap Growth Fund, and Small Cap Growth Fund	Annually/Annually
Balanced Fund, Large Cap Value Fund	Quarterly/Quarterly

Money Market Fund, U.S. Treasury Money

Market Fund, Income Fund, New York Tax-Free

Money Market Fund, Pennsylvania Tax-Free Money

Market Fund, Prime Money Market Fund,

Tax-Free Money Market Fund, U.S. Government

Money Market Fund, Intermediate-Term Bond Fund,

Maryland Municipal Bond Fund, Pennsylvania Municipal

Bond Fund, New York Municipal Bond Fund,

Short Duration Government Bond Fund, Short-Term

Corporate Bond Fund, U.S. Government Bond Fund

Daily/Monthly

Only shareholders of a Fund on the record date are entitled to receive payments of dividends and/or capital gains.

The Money Market Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

In addition, each Fund intends to pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If the Funds receive returned mail from the address to which cash distributions are being mailed, a second attempt will be made to deliver the proceeds. After a second postal return, your account will be coded to reinvest all future distributions until such time that a correct address is provided.

If you purchase Shares just before a Fund declares a dividend (other than a Fund that declares dividends daily) or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain.

Tax Information

The Funds send you an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Tax information will be mailed to you on or before January 31 each year. Capital gains distributions are taxable at different rates depending upon the length of time a Fund holds its assets.

86	August 31, 2009 / PROSPECTUS

WHO MANAGES THE FUNDS?

The Funds’ distributions are expected to be as follows:

FUND	Distributions Are Expected To Be Primarily:
International Equity Fund, Multi Cap Growth Fund, Small Cap Growth Fund	Capital Gains
Balanced Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Growth Fund,	Dividends and Capital Gains

Income Fund, Intermediate-Term Bond Fund,

Money Market Fund, Maryland Municipal Bond Fund,

New York Municipal Bond Market Fund,

New York Tax-Free Money Market Fund,

Pennsylvania Municipal Bond Fund,

Pennsylvania Tax-Free Money Market Fund,

Prime Money Market Fund,

Short Duration Government Bond Fund,

Short-Term Corporate Bond Fund,

Tax-Free Money Market Fund,

U.S. Government Bond Fund,

U.S. Government Money Market Fund,

U.S. Treasury Money Market Fund

Dividends

It is anticipated that distributions for Maryland Municipal Bond Fund, New York Municipal Bond Fund, New York Tax-Free Money Market Fund, Pennsylvania Municipal Bond Fund, Pennsylvania Tax-Free Money Market Fund and Tax-Free Money Market Fund will be primarily dividends that are exempt from federal income tax, although a portion of each Fund’s dividends may not be exempt. Dividends may be subject to state and local taxes, although each of these Fund’s dividends will be exempt from Maryland, New York or Pennsylvania state personal income tax to the extent that they are derived from interest on obligations exempt from Maryland, New York or Pennsylvania personal income taxes, respectively.

Redemptions and exchanges are taxable sales. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Please consult your tax advisor regarding your federal, state and local tax liability.

Portfolio Holdings Information

Information concerning each Fund’s portfolio holdings is available in the “Funds & Performance” section of the Trust’s website at www.mtbfunds.com. A complete listing of each Fund’s portfolio holdings as of the end of each month is posted on the website approximately 30 days after the end of the month and remains there until it is replaced with information for the next month. You may access this from the “Funds & Performance” page: click on “Fund Holdings,” choose from the menu of “Equity Fund Holdings,” “Fixed Income Holdings,” or “Money Market Fund Holdings,” and select the name of the Fund from the appropriate menu.

Summary portfolio composition information as of the close of each quarter is posted on the website approximately 30 days after the end of the quarter and remains there until replaced by the information for the succeeding quarter. The summary portfolio composition information may include the following types of information, but is subject to change:

•	For Stock Funds, Bond Funds and Balanced Fund, identification of the Fund’s top ten holdings;

•	For Stock Funds, Bond Funds, Balanced Fund, and Money Market Funds, percentage breakdowns of the portfolio holdings by sector, credit quality, and/or country, as applicable.

You may access this from the “Funds & Performance” page: click on “Institutional Funds Quarterly Fact Sheets,” and select the appropriate link opposite the name of the Fund.

In addition, each Fund’s annual and semi-annual reports contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. You may access this from the “Funds & Performance” page: click on “Prospectuses & Regulatory Literature” and select the desired report from the following options: “Semi-Annual Report Money Market Funds,” “Semi-Annual Report” or “Annual Report.” Each Fund prepares a report on Form N-Q of its portfolio holdings as of the end of the Fund’s first and third fiscal quarters. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. Each of these fiscal quarter reports containing complete listings of the Fund’s portfolio holdings is filed with the SEC within 60 days of the end of the reporting period at the SEC’s website at www.sec.gov and posted on the Funds’ website at www.mtbfunds.com.

A description of the Funds’ Portfolio Holdings Disclosure Policy, which addresses the disclosure of the Funds’ portfolio securities, is available in the Funds’ SAI.

Who Manages the Funds?

The Board of Trustees (the Board) governs the Funds. The Board selects and oversees the Advisor, MTBIA a subsidiary of M&T Bank. The Advisor manages each Fund’s assets, including buying and selling portfolio securities. The Advisor’s address is 100 E. Pratt Street, 17th Floor, Baltimore, MD 21202.

M&T Bank is the principal banking subsidiary of M&T Bank Corporation, a regional bank holding company in existence since 1969. M&T Bank was founded in 1892 and provides comprehensive banking and financial services to individuals, governmental entities and businesses throughout New York State, Pennsylvania, Maryland and parts of Virginia, West Virginia, the District of Columbia and Delaware. As of June 30, 2009, M&T Bank Corporation had over $69.9 billion in assets. MTBIA and entities affiliated with MTBIA or its predecessors have served as

PROSPECTUS / August 31, 2009	87

SUB-ADVISORS

investment advisor to MTB Funds since 1988 and, as of June 30, 2009, it managed approximately $20.9 billion in assets. As part of its regular banking operations, M&T Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of M&T Bank. The lending relationship will not be a factor in the selection of securities.

For its services under an Advisory Contract, the Advisor receives an annual Advisory Fee from each Fund, equal to a percentage of each Fund’s average daily net assets as follows:

FUND	Advisory Fee
Money Market Fund	0.40%
New York Tax-Free Money Market Fund	0.40%
Pennsylvania Tax-Free Money Market Fund	0.40%
Prime Money Market Fund	0.40%
Tax-Free Money Market Fund	0.40%
U.S. Government Money Market Fund	0.40%
U.S. Treasury Money Market Fund	0.40%
Income Fund	0.60%
Intermediate-Term Bond Fund	0.70%
Maryland Municipal Bond Fund	0.70%
New York Municipal Bond Fund	0.70%
Pennsylvania Municipal Bond Fund	0.70%
Short Duration Government Bond Fund	0.60%
Short-Term Corporate Bond Fund	0.70%
U.S. Government Bond Fund	0.70%
Balanced Fund	0.65%
International Equity Fund	1.00%
Large Cap Growth Fund	0.85%
Large Cap Value Fund	0.70%
Mid Cap Growth Fund	0.85%
Multi Cap Growth Fund	0.70%
Small Cap Growth Fund	0.85%

The Advisor may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

M&T Securities, Inc., an affiliate of MTBIA, and its affiliates also may receive up to 0.25% of average daily net assets of the Funds’ Corporate Shares, Institutional I Shares and Class S Shares for shareholder services under the Shareholder Services Plan described in “Shareholder Services Plans” and up to 0.25% of average daily net assets of the Funds’ Institutional II Shares, Corporate Shares and

Class S Shares for distribution services provided to the Funds under the Rule 12b-1 Plan described in “Rule 12b-1 Plans.”

A discussion of the Board’s review of the Funds’ investment advisory contracts is available in the Funds’ Semi-Annual Shareholder reports dated October 31, 2008.

Sub-Advisors

Pursuant to an exemptive order from the SEC, the Advisor (subject to the approval of the Board) may select and replace sub-advisors and amend Sub-Advisory agreements between the Advisor and the sub-advisors without obtaining shareholder approval. The foregoing applies to all Funds except MTB Money Market Fund.

The Advisor has entered into Sub-Advisory agreements with the following sub-advisors to manage the Funds indicated, subject to supervision of the Advisor and the Board, and in accordance with the investment objective and restrictions of the respective Funds. For their services, each sub-advisor receives a fee based upon a percentage of their respective Fund’s average daily net assets, which is paid by the Advisor and not by the Fund.

LSV Asset Management (LSV) sub-advises the value equity portion of the International Equity Fund, LSV is an active quantitative value equity money manager and is located at One North Wacker Drive, Suite 4000, Chicago, IL 60606. As of June 30, 2009, LSV oversaw approximately $43 billion of client assets in equity portfolios for a variety of institutional investors including retirement plans, endowments, foundations, corporations and mutual fund sponsors. LSV’s team of portfolio managers, who are supported by a team of quantitative analysts, manages the value equity portions of International Equity Fund. The role of the portfolio management team includes making buy, sell and hold decisions, quantitative modeling, research, portfolio risk management and programming. The team conducts ongoing research relating to management of the value equity portion of the Fund.

88	August 31, 2009 / PROSPECTUS

SUB-ADVISORS

LSV INTERNATIONAL EQUITY VALUE COMPOSITE PERFORMANCE INFORMATION

The following table presents the past performance of a composite of certain international equity value accounts managed by LSV Asset Management (LSV). The LSV International Equity Value composite is composed of all fee paying accounts under discretionary management by LSV in LSV’s international equity value investment strategy that have investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB International Equity Fund for which LSV is the sub-advisor. LSV has prepared the gross performance data for the composite shown in the table in compliance with the Global Investment Performance Standards (GIPS®). GIPS® has not been involved in the preparation or review of this report. The GIPS® method for computing historical performance differs from the SEC’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB International Equity Fund in their analysis of the historical experience of LSV in managing all international equity value portfolios with investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB International Equity Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Institutional I Shares of MTB International Equity Fund for the fiscal year ended April 30, 2009 were used.

The historical performance of the LSV International Equity Value composite is not that of any of the MTB Funds, including MTB International Equity Fund, and is not indicative of any Fund’s future results. MTB International Equity Fund commenced operations on February 9, 1999, and LSV commenced managing the value style portion of the MTB International Equity Fund on October 25, 2005. The actual performance of the value style portion of the MTB International Equity Fund (which is not presented in this prospectus) may vary significantly from the past performance of the composite. Moreover, MTB International Equity Fund’s actual performance presented in the prospectus varies and will continue to vary significantly from the past performance of the composite because (i) MTB International Equity Fund’s actual performance for the period since October 25, 2005 through December 31, 2005 reflects a combination of the performance of the value style portion of the Fund, managed by LSV, with that of the core and growth style portions of the Fund (which are managed by other sub-advisors); and (ii) the Fund’s actual performance for the period since October 25, 2005 reflects a single unitary investment style used by a single sub-advisor. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s Shares and a fund’s obligation to redeem its Shares will not adversely impact the fund’s performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and by the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse effect on the performance results of the composite. Past performance is no guarantee of future results.

LSV INTERNATIONAL EQUITY VALUE COMPOSITE PERFORMANCE

Average Annual Total Return for the Periods Ended December 31, 2008:

International Equity Value Composite*	1 Year	3 Years	5 Years	10 Years
Composite net of all Institutional I Shares operating expenses	(46.25)%	(10.04)%	0.96%	4.96%
Composite gross of all operating expenses	(45.45)%	(8.67)%	2.53%	6.65%
Morgan Stanley Capital International – Europe, Australia, Far East Index (MSCI EAFE) (Net)	(43.38)%	(7.35)%	1.66%	0.80%
Morgan Stanley Capital International – Europe, Australia, Far East Value Index (MSCI EAFE Value) (Net)	(44.09)%	(8.25)%	1.79%	2.72%

Calendar Year Total Return for the Years Ended December 31:

	1999	2000	2001	2002	2003	2004	2005	2006	2007	2008
Composite net of all Institutional I Shares operating expenses	17.39%	0.22%	(9.66)%	1.52%	43.38%	27.20%	13.27%	29.42%	4.66%	(46.25)%
Composite gross of all operating expenses	19.33%	1.89%	(8.14)%	3.22%	45.70%	29.28%	15.07%	31.49%	6.20%	(45.45)%
Morgan Stanley Capital International – Europe, Australia, Far East Index (MSCI EAFE) (Net)	27.02%	(14.17)%	(21.44)%	(15.94)%	38.59%	20.25%	13.54%	26.34%	11.17%	(43.38)%
Morgan Stanley Capital International – Europe, Australia, Far East Value Index (MSCI EAFE Value) (Net)	24.15%	(3.17)%	(18.52)%	(15.91)%	45.30%	24.33%	13.80%	30.38%	5.96%	(44.09)%

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Instances of high double-digit returns are unusual, cannot be sustained, and were achieved primarily during favorable market conditions.

Because the advisor voluntarily agreed to limit the MTB International Equity Fund Institutional I Shares total operating expenses to 1.30% the performance of the composite net of advisory fees and expenses after giving effect to the expense limitations would have been:

Average Annual Total Return for the Periods Ended December 31, 2008:

International Equity Value Composite*	1 Year	3 Years	5 Years	10 Years
Composite net of all Institutional I Shares operating expenses	(46.16)%	(9.90)%	1.12%	5.13%

Calendar Year Total Return for the Years Ended December 31:

	1999	2000	2001	2002	2003	2004	2005	2006	2007	2008
Composite net of all Institutional I Shares operating expenses	17.58%	0.38%	(9.52)%	1.69%	43.60%	27.40%	13.44%	29.62%	4.81%	(46.16)%

*	This is not the performance of the MTB International Equity Fund. The LSV International Equity Value Composite includes all fee paying discretionary accounts managed by LSV in LSV’s international equity value investment strategy which have investment objectives, policies and strategies substantially similar to those of the value style portion of the MTB International Equity Fund. As of December 31, 2008, the LSV International Equity Value Composite was composed of 102 accounts totaling approximately $11.9 billion in assets.

90	August 31, 2009 / PROSPECTUS

SUB-ADVISORS

Baring International Investment Limited (Barings) sub-advises the core style portion of the MTB International Equity Fund. Barings is an indirect, wholly owned subsidiary of Massachusetts Mutual Life Insurance Company and is located at 155 Bishopsgate, London, EC2M 3XY, United Kingdom. Barings is a direct subsidiary of Baring Asset Management Limited (together with its subsidiaries and Baring Asset Management, Inc., the “Barings Group”). As of June 30, 2009, the Barings Group managed approximately $38.2 billion in assets. Barings makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales.

INTERNATIONAL PLUS EQUITY BROAD COMPOSITE PERFORMANCE INFORMATION

The following table presents past performance of a composite of certain international equity core accounts managed by Barings. The International Plus Equity Broad composite is composed of all fee paying accounts under discretionary management by Barings in Barings’ international equity core investment strategy that have investment objectives, policies and strategies substantially similar to those of the core style portion of the MTB International Equity Fund, for which Barings is the sub-advisor. The Firm, as defined herein, has prepared the gross performance data for the composite shown in the table in compliance with the Global Investment Performance Standards (GIPS®). For the purpose of GIPS compliance, the “Firm” is defined as the investment firm Baring Asset Management Ltd and its relevant subsidiaries which are registered with the appropriate regulatory authorities to undertake investment business in those jurisdictions in which they operate) and Baring Asset Management, Inc. (together hereinafter referred to as the “Firm”). The Firm’s claim of GIPS® compliance has been verified by the Firm’s Independent Examiners (KPMG Audit plc) for the period from July 1, 1999 to December 31, 2008. Inception of the Firm is July 1, 1999. KPMG’s opinion is available upon request. GIPS® has not been involved in the preparation or review of this report. The GIPS® method for computing historical performance differs from the Securities and Exchange Commission’s method. Performance results are total, time-weighted and calculated monthly. The actual returns will be reduced by the investment management (advisory) fees and other expenses. As at the reporting date all portfolios in the composite reinvest capital gains and income (including dividends and other earnings). Additional information regarding policies for calculating and reporting returns is available from Barings upon request. A complete list and description of all composites is available on request by sending an e-mail to gips@barings.com. Past performance is not a guide to future performance. The composite’s inception date is April 1, 2005. The composite was formally established within the GIPS guidelines in January 2008. The composite is comprised of accounts which invest in developed Equities, principally within countries of the MSCI EAFE index. The agreements in place allow for up to 25% to be invested opportunistically in emerging market equities. The composite includes those portfolios impacted by custody restrictions. To be included in the composite, each account must be managed with a similar mandate for at least one full month. Baring Asset Management’s International Plus Equity Broad strategy does not use derivatives or leveraged vehicles.

Because the gross performance data shown in the table do not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB International Equity Fund in their analysis of the historical experience of Barings in managing all international equity core portfolios with investment objectives, policies and strategies substantially similar to those of the core style portion of the MTB International Equity Fund. Gross-of-fee performance results are presented before management and custody fees but after transaction costs and non-reclaimable foreign withholding taxes. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Institutional I Shares of MTB International Equity Fund for the fiscal year ended April 30, 2009 were used. In addition, for the Average Annual Total Return Tables, the composite is presented net of the maximum sales charge that applies to the Institutional I Shares, respectively. The historical performance of the Barings International Plus Equity Broad composite is not that of any of the MTB Funds, including MTB International Equity Fund, and is not necessarily indicative of any Fund’s future results. MTB International Equity Fund commenced operations on February 9, 1999, and Baring commenced managing the core style portion of the MTB International Equity Fund on February 13, 2009. The actual performance of the core style portion of the MTB International Equity Fund (which is not presented in this prospectus) may vary significantly from the past performance of the composite. Moreover, MTB International Equity Fund’s actual performance presented in the prospectus varies and will continue to vary significantly from the past performance of the composite because (i) MTB International Equity Fund’s actual performance for the period since February 13, 2009 reflects a combination of the performance of the core style portion of the Fund, managed by Barings, with that of the growth and value style portions of the Fund (which are managed by other sub-advisors); and (ii) the Fund’s actual performance for the period prior to October 25, 2005 reflects a single unitary investment style by a single sub-advisor. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely impact the Fund’s performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue

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SUB-ADVISORS

Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse effect on the performance results of the composite.

BARINGS INTERNATIONAL PLUS EQUITY BROAD COMPOSITE PERFORMANCE

Average Annual Total Return for the Periods Ended December 31, 2008:

International Plus Equity Broad Composite*	1 Year	3 Years	5 Years	10 Years	Since Inception**
Composite net of all Institutional I Shares operating expenses	(43.77)%	(3.56)%	N/A	N/A	0.59%
Composite gross of all operating expenses	(42.94)%	(2.09)%	N/A	N/A	2.14%
Morgan Stanley Capital International – Europe, Australia, Far East Index (MSCI EAFE) (Net)	(43.38)%	(7.35)%	N/A	N/A	(2.64)%

Calendar Year Total Return for the Years Ended December 31:

	2006	2007	2008
Composite net of all Institutional I Shares operating expenses	30.24%	22.47%	(43.77)%
Composite gross of all operating expenses	32.38%	24.27%	(42.94)%
Morgan Stanley Capital International – Europe, Australia, Far East Index (MSCI EAFE) (Net)	26.34%	11.17%	(43.38)%

Instances of high double-digit returns are unusual, cannot be sustained, and were achieved primarily during favorable market conditions.

Because the advisor voluntarily agreed to limit the MTB International Equity Fund Institutional I Shares total operating expenses to 1.30% the performance of the composite net of advisory fees and expenses after giving effect to the expense limitations would have been:

Average Annual Total Return for the Periods Ended December 31, 2008:

International Plus Equity Broad Composite*	1 Year	3 Years	5 Years	10 Years	Since Inception**
Composite net of all Institutional I Shares operating expenses	(43.68)%	(3.42)%	N/A	N/A	0.74%

Calendar Year Total Return for the Years Ended December 31:

	2006	2007	2008
Composite net of all Institutional I Shares operating expenses	30.45%	22.64%	(43.68)%

*	This is not the performance of the MTB International Equity Fund. The Barings International Plus Equity Broad Composite includes all fee paying discretionary accounts managed by Barings in Baring’s international equity core investment strategy which have investment objectives, policies and strategies substantially similar to those of the core style portion of the MTB International Equity Fund. As of December 31, 2008, the Barings International Plus Equity Broad Composite was composed of 4 accounts totaling approximately $285.12 million in assets.

**	The model for this composite began April 1, 2005.

92	August 31, 2009 / PROSPECTUS

SUB-ADVISORS

NWQ Investment Management Company LLC (NWQ) sub-advises Large Cap Value Fund. NWQ is a registered investment advisor that was founded in 1982 and most recently reorganized in August 2002 as a Delaware limited liability company. NWQ is a subsidiary of Nuveen Investments, Inc. (Nuveen), which is a publicly held company. On November 13, 2007, Nuveen was acquired by an investor group majority-led by Madison Dearborn Partners, LLC (Madison), a private equity investment firm based in Chicago, Illinois. NWQ’s principal business address is 2049 Century Park East, 16th Floor, Los Angeles, California 90067. As of June 30, 2009, NWQ managed $16.6 billion in assets under management in two separate divisions—the Institutional Division and the Separately Managed Accounts Division. NWQ has had past experience managing mutual funds. NWQ manages Large Cap Value Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales.

NWQ LARGE CAP VALUE COMPOSITE PERFORMANCE INFORMATION

The following table presents the past performance of a composite of certain large cap value accounts managed by NWQ, which serves as the sub-advisor to the MTB Large Cap Value Fund. The NWQ Large Cap Value composite is composed of all fee paying accounts under discretionary management by NWQ that have large cap value investment objectives, policies and strategies substantially similar to those of the MTB Large Cap Value Fund. NWQ has prepared the gross performance data for the composite shown in the table in compliance with the Global Investment Performance Standards (GIPS®). GIPS® has not been involved in the preparation or review of this report. The gross performance data was calculated on an asset-weighted, total return basis, including reinvestment of all dividends, interest and income, realized and unrealized gains or losses, brokerage commissions and execution costs and custodial fees, without provision for federal and state income taxes, if any. The GIPS® method for computing historical performance differs from the SEC’s method. Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB Large Cap Value Fund in their analysis of the historical experience of NWQ in managing all large cap value portfolios with investment objectives, policies and strategies substantially similar to those of the MTB Large Cap Value Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by the Institutional I Shares of MTB Large Cap Value Fund for the fiscal year ended April 30, 2009 were used.

The historical performance of the NWQ Large Cap Value composite is not that of any of the MTB Funds, including MTB Large Cap Value Fund, and is not indicative of any Fund’s future results. MTB Large Cap Value Fund commenced operations on September 26, 1997, and NWQ commenced managing the MTB Large Cap Value Fund on December 8, 2004. The actual performance of the MTB Large Cap Value Fund (which is presented in this prospectus) may vary significantly from the past performance of the composite. While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s Shares and a fund’s obligation to redeem its Shares will not adversely impact the fund’s performance. Also, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse effect on the performance results of the composite. The aggregate returns of the accounts comprising the composite may not reflect the returns of any particular account managed by NWQ. Past performance is no guarantee of future results.

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NWQ LARGE CAP VALUE COMPOSITE PERFORMANCE

Average Annual Total Return for the Periods Ended December 31, 2008:

Large Cap Value Composite*	1 Year	3 Years	5 Years	10 Years
Composite net of all Institutional I Shares operating expenses	(39.04)%	(9.98)%	(0.76)%	3.34%
Composite gross of all operating expenses	(38.34)%	(8.95)%	0.39%	4.57%
Russell 1000 Value Index	(36.80)%	(8.29)%	(0.78)%	1.37%

Calendar Year Total Return for the Years Ended December 31:

	1999	2000	2001	2002	2003	2004	2005	2006	2007	2008
Composite net of all Institutional I Shares operating expenses	15.66%	9.47%	0.04%	(14.71)%	33.57%	19.17%	10.72%	17.76%	1.63%	(39.04)%
Composite gross of all operating expenses	17.06%	10.80%	1.27%	(13.65)%	35.17%	20.61%	12.01%	19.09%	2.79%	(38.34)%
Russell 1000 Value Index	7.35%	7.01%	(5.59)%	(15.52)%	30.03%	16.49%	7.05%	22.25%	(0.17)%	(36.80)%

Instances of high double-digit returns are unusual, cannot be sustained, and were achieved primarily during favorable market conditions.

Because the advisor voluntarily agreed to limit the MTB Large Cap Value Fund Institutional I Shares total operating expenses to 0.96% the performance of the composite net of advisory fees and expenses after giving effect to the expense limitations would have been:

Average Annual Total Return for the Periods Ended December 31, 2008:

Large Cap Value Composite*	1 Year	3 Years	5 Years	10 Years
Composite net of all Institutional I Shares operating expenses	(38.93)%	(9.84)%	(0.60)%	3.52%

Calendar Year Total Return for the Years Ended December 31:

	1999	2000	2001	2002	2003	2004	2005	2006	2007	2008
Composite net of all Institutional I Shares operating expenses	15.87%	9.68%	0.23%	(14.55)%	33.82%	19.39%	10.87%	17.92%	1.79%	(38.93)%

*	This is not the performance of the MTB Large Cap Value Fund. The NWQ Large Cap Value Composite includes all fee paying discretionary accounts managed by NWQ in NWQ’s large cap value investment strategy which have investment objectives, policies and strategies substantially similar to those of the MTB Large Cap Value Fund. As of December 31, 2008, the NWQ Large Cap Value Composite was composed of 214 accounts totaling approximately $4 billion in assets.

DePrince, Race & Zollo, Inc. (DRZ) sub-advises the value equity component of Balanced Fund. DRZ is a registered investment advisor formed in April 1995 and substantially owned by three principals, Gregory M. DePrince, John D. Race and Victor A. Zollo, Jr. DRZ’s principal business address is 250 Park Avenue South, Suite 250, Winter Park, FL 32789. As of June 30, 2009, DRZ managed approximately $3.7 billion in assets. DRZ has had past experience managing mutual funds. DRZ makes decisions with respect to and places orders for all purchases and sales of portfolio securities with respect thereto, and maintains the records relating to such purchases and sales.

Hansberger Global Investors, Inc. (HGI) sub-advises the growth equity component of the International Equity Fund. HGI is a wholly-owned subsidiary of Hansberger Group, Inc. It was founded in 1994 and its principal business address is 401 East Las Olas Blvd., Suite 1700, Fort Lauderdale, FL 33301. HGI is an indirect, majority-owned subsidiary of Natixis Global Asset Management, L.P., which, together with certain of HGI’s employees, owns 100% of Hansberger Group, Inc., HGI’s direct parent.

Natixis Global Asset Management, L.P., is part of Natixis Global Asset Management Group, an international asset management group based in Paris, France. Natixis Global Asset Management is ultimately owned principally, directly and indirectly, by three large affiliated French financial services entities: Natixis (formerly Natexis Banques Populaires), an investment banking and financial services firm; the Caisse Nationale des Caisses d’Epargne (CNCE), a financial institution owned by French regional savings banks known as the Caisses d’Epargne and the Banque Federale des Banques Populaires. Caisse Nationale Des Caisses D’Epargne (CNCE) and Banque Federale Des Banques Populaires (BNBP) were replaced by BPCE to reflect a July 31, 2009 shareholder transaction whereby CNCE and BNBP contributed assets, including their holdings in Natixis, to create a new entity, BPCE. As of June 30, 2009, HGI managed approximately $5.8 billion in assets. HGI manages the growth equity component of International Equity Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains the records relating to such purchases and sales.

94	August 31, 2009 / PROSPECTUS

SUB-ADVISORS

HGI INTERNATIONAL

GROWTH EQUITY COMPOSITE

PERFORMANCE INFORMATION

The following table presents past performance of a composite of certain accounts managed by Hansberger Global Investors, Inc. (HGI), which serves as the subadvisor to the growth style portion of the MTB International Equity Fund. All returns are shown in US$ terms.

HGI is a registered investment advisor specializing in the management of global and international equity portfolios. The HGI International Growth Equity Composite consists of all fully discretionary portfolios, run by HGI’s Growth Team, that invest in equities of companies domiciled outside of the U.S. To receive a complete list of the firm’s composites and/or a complete presentation that adheres to the GIPS standards, contact Marketing at Hansberger Global Investors, Inc., 401 East Las Olas Blvd, Ft. Lauderdale, FL 33301 or call 954-522-5150.

HGI claims compliance with the Global Investment Performance Standards (GIPS®). For the period from July 1996 through December 1998 the track record presented here consists of portfolios managed by this same team while employed by Indago Capital Management in Toronto, Ontario, an affiliate of The Canada Life Assurance Company, an investment advisor not affiliated with HGI.

Because the gross performance data shown in the table does not reflect the deduction of investment advisory fees paid by the accounts comprising the composite and certain other expenses which would be applicable to mutual funds, the net performance data may be more relevant to potential investors in the MTB International Equity Fund. To calculate the performance of the composite net of all operating expenses, the annual fund operating expenses payable by Institutional I Shares of MTB International Equity Fund for the fiscal year ended April 30, 2009 were used.

The historical performance of the HGI International Growth Equity Composite is not that of any MTB Funds, including the MTB International Equity Fund, and is not necessarily indicative of any Fund’s future results. MTB International Equity Fund commenced operations on February 9, 1999, and HGI commenced managing the growth style portion of the MTB International Equity Fund on October 25, 2005. The actual performance of the growth style portion of the MTB International Equity Fund (which is not presented in this prospectus) may vary significantly from past performance of the composite. Moreover, MTB International Equity Fund’s actual performance presented in the prospectus varies and will continue to vary significantly from the past performance of the composite because (i) MTB International Equity Fund’s actual performance for the period since October 25, 2005 will reflect a combination of the performance of the growth style portion of the Fund, managed by HGI, with that of the value and core style portions of the Fund (which are managed by other sub-advisors); and (ii) the Fund’s actual performance for the period prior to October 25, 2005 reflects a single unitary investment style used by a single subadvisor.

While the accounts comprising the composite incur inflows and outflows of cash from clients, there can be no assurance that the continuous offering of a fund’s shares and a fund’s obligation to redeem its shares will not adversely impact the Fund’s performance. Also, the accounts comprising the composite may not be subject to certain investment limitations, diversification requirements, and other restrictions imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code. If these limitations, requirements and restrictions were applicable to the composite, they may have had an adverse effect on the performance results of the composite.

PROSPECTUS / August 31, 2009	95

SUB-ADVISORS

HGI INTERNATIONAL GROWTH EQUITY COMPOSITE PERFORMANCE*

Average Annual Total Return for the Periods Ended December 31, 2008:

HGI International Growth Equity Composite**	1 Year	3 Years	5 Years	10 Years
Composite net of all Institutional I Shares operating expenses	(51.16)%	(10.63)%	(1.35)%	2.52%
Composite gross of all operating expenses	(50.44)%	(9.27)%	0.18%	4.18%
Morgan Stanley Capital International – All Country World Index Ex-US (MSCI ACWI Ex-US) (Net)	(45.52)%	(6.98)%	2.56%	1.90%

Calendar Year Total Return for the Years Ended December 31:

	1999	2000	2001	2002	2003	2004	2005	2006	2007	2008
Composite net of all Institutional I Shares operating expenses	51.99%	(4.41)%	(20.23)%	(14.38)%	38.39%	13.14%	15.66%	23.31%	18.55%	(51.16)%
Composite gross of all operating expenses	54.45%	(2.80)%	(18.86)%	(12.92)%	40.64%	15.01%	17.48%	25.29%	20.29%	(50.44)%
Morgan Stanley Capital International – All Country World Index Ex-US (MSCI ACWI Ex-US) (Net)	30.63%	(15.31)%	(19.73)%	(14.95)%	40.83%	20.91%	16.62%	26.65%	16.65%	(45.52)%

Instances of high double-digit returns are unusual, cannot be sustained, and were achieved primarily during favorable market conditions.

Because the advisor voluntarily agreed to limit the MTB International Equity Fund Institutional I Shares total operating expenses to 1.30%, the performance of the composite net of advisory fees and expenses after giving effect to the expense limitations would have been:

Average Annual Total Return for the Periods Ended December 31, 2008:

HGI International Growth Equity Composite**	1 Year	3 Years	5 Years	10 Years
Composite net of all Institutional I Shares operating expenses	(51.08)%	(10.49)%	(1.20)%	2.68%

Calendar Year Total Return for the Years Ended December 31:

	1999	2000	2001	2002	2003	2004	2005	2006	2007	2008
Composite net of all Institutional I Shares operating expenses	52.23%	(4.26)%	(20.10)%	(14.24)%	38.60%	13.32%	15.83%	23.50%	18.71%	(51.08)%

*	Previously this was the “HGI Tax-Exempt International Growth Equity Composite.” Please note that during the period, HGI expanded the composite definition to include both taxable and tax-exempt portfolios. In connection with this expanded composite definition, the historical returns have been adjusted accordingly.

**	This is not the performance of the MTB International Equity Fund. The HGI International Growth Equity Composite includes all fee paying discretionary accounts managed by HGI in HGI’s international equity growth investment strategy which have investment objectives, policies and strategies substantially similar to those of the growth style portion of the MTB International Equity Fund. As of December 31, 2008, the HGI International Growth Equity Composite was composed of 26 accounts totaling approximately $2.6 billion in assets.

96	August 31, 2009 / PROSPECTUS

PORTFOLIO MANAGERS

Portfolio Managers

FUND	Manager(s)
International Equity Fund

Puneet Mansharamani, CFA (LSV) (value portion)

Josef Lakonishok (LSV) (value portion)

Menno Vermeulen, CFA (LSV) (value portion)

David Bertocchi, CFA (Barings) (core portion)

Nathan Griffiths, CFA (Barings) (core portion)

Thomas R. H. Tibbles, CFA (HGI) (growth portion)

Barry A. Lockhart, CFA (HGI) (growth portion)

Trevor Graham, CFA (HGI) (growth portion)

Patrick Tan (HGI) (growth portion)

Small Cap Growth Fund	James Thorne, Ph.D. Bradley A. Williams Steven Crain
Mid Cap Growth Fund	Mark Schultz, CFA
Multi Cap Growth Fund	Allen J. Ashcroft, Jr. (large cap) Mark Schultz, CFA (mid cap) James Thorne, Ph.D. (small cap)
Large Cap Growth Fund	Allen J. Ashcroft, Jr.
Large Cap Value Fund	Jon D. Bosse, CFA (NWQ) Kevin A. Hunter (NWQ)
Balanced Fund	Allen J. Ashcroft, Jr. (growth equity portion) James M. Hannan (fixed income portion) Gregory M. DePrince, CFA (DRZ) (value equity portion) Jill S. Lynch (DRZ) (value equity portion)
Intermediate-Term Bond Fund	Wilmer C. Stith III, CFA
Income Fund	James M. Hannan Wilmer C. Stith III, CFA
Short-Term Corporate Bond Fund	Wilmer C. Stith III, CFA
Maryland Municipal Bond Fund	Susan L. Schnaars, CFA, CPA
Pennsylvania Municipal Bond Fund	Susan L. Schnaars, CFA, CPA
New York Municipal Bond Fund	Mark Tompkins, CFA
U.S. Government Bond Fund	James M. Hannan Wilmer C. Stith III, CFA
Short Duration Government Bond Fund	James M. Hannan Robert J. Truesdell

Portfolio Manager Responsibilities

The following is information about how Funds with multiple Portfolio Managers allocate responsibilities for day-to-day management. Please see “Portfolio Manager Biographies” below for background information about Portfolio Managers for all Funds.

International Equity Fund – Josef Lakonishok, Menno Vermeulen and Puneet Mansharamani jointly manage the value portion of the International Equity Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings. David Bertocchi and Nathan Griffiths jointly manage the core portion of the International Equity Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings. The growth portion of International Equity Fund is team managed.

Thomas R. H. Tibbles, as team leader, has ultimate authority and veto power over all buy and sell decisions. All team members are responsible for research coverage which is assigned by global industry sectors, recommending stocks and recommending subsequent buy and sell decisions.

Small Cap Growth Fund – James Thorne, Ph.D., Bradley A. Williams and Steven Crain jointly manage the Small Cap Growth Fund. They agree on purchases and sales, and jointly decide on sector and capitalization weightings.

Mid Cap Growth Fund – Mark Schultz manages the Mid Cap Growth Fund. He purchases, sells and decides on sector and capitalization weightings.

Multi Cap Growth Fund – Allen J. Ashcroft, Jr., Mark Schultz, and James Thorne jointly manage the Multi Cap Growth Fund. Mr. Ashcroft makes decisions on purchases and sales, and sector and capitalization weightings, on the large cap portion of the Multi Cap Growth Fund, Mr. Schultz purchases, sells and decides on sector and capitalization weightings on the mid cap portion of the Multi Cap Growth Fund, and Mr. Thorne makes decisions on purchases and sales, as well as sector and capitalization weightings on the small cap portion of the Multi Cap Growth Fund.

Large Cap Value Fund – Jon D. Bosse has primary responsibility for driving the research process for the firm’s large cap portfolio strategy, and in conjunction with the firm’s investment professionals, developing a model portfolio for NWQ’s clients. Kevin A. Hunter participates in that process and has primary responsibility for overseeing the strategy’s implementation and investment for Large Cap Value Fund.

Balanced Fund – Allen J. Ashcroft, Jr. manages the growth equity component of the Balanced Fund and James M. Hannan manages the fixed income component of the Balanced Fund. Gregory M. DePrince, with the help of his Co-Portfolio Manager Jill S. Lynch, oversees the portfolio management, research and trading functions as they relate to the value equity component of the Balanced Fund. Mr. Hannan is responsible for allocating and reallocating the Balanced Fund’s assets among the growth equity, value equity and fixed income components of the Fund.

Income Fund – James M. Hannan and Wilmer C. Stith III jointly manage the Income Fund. They agree on purchases and sales, and jointly decide on sector and duration management strategies.

U.S. Government Bond Fund – James M. Hannan and Wilmer C. Stith III jointly manage the U.S. Government Bond Fund. They agree on purchases and sales, and jointly decide on sector and duration management strategies.

Short Duration Government Bond Fund – James M. Hannan and Robert J. Truesdell jointly manage the Short Duration Government Bond Fund. They agree on purchases and sales, and jointly decide on sector and duration management strategies.

PROSPECTUS / August 31, 2009	97

PORTFOLIO MANAGERS

Portfolio Manager Biographies

Allen J. Ashcroft, Jr. is an Administrative Vice President and has been Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 2003. He was a Vice President of AllFirst Bank from 1995 until its acquisition by M&T Bank on April 1, 2003. Mr. Ashcroft has more than 30 years of experience in investment research and equity analysis. He earned his B.A. from the University of Pittsburgh.

David Bertocchi, CFA, is a member of the Global Equity Group at Barings and is responsible for International Equity focused on EAFE markets and Global portfolios. Previously, he managed the Baring Global Equity Unit Trust and the global institutional funds. He is a past member of Barings European and UK equity teams. Mr Bertocchi was appointed Divisional Director in 2004. He joined Baring Asset Management in 2000 from Enron Capital. Mr. Bertocchi holds an M.B.A. from London Business School and a B.Sc. in Mechanical Engineering from the University of Calgary (Canada). He was awarded the CFA designation in 2000.

Jon D. Bosse, CFA, is a Portfolio Manager and the Chief Investment Officer for NWQ Investment Management Company LLC (NWQ). Prior to joining NWQ in 1996, Mr. Bosse spent ten years with ARCO Investment Management Company where, in addition to managing a value-oriented fund, he was the Director of Equity Research. Mr. Bosse received his B.A. in Economics from Washington University, St. Louis, where he was awarded the John M. Olin Award for excellence in economics, and graduated summa cum laude. He received his M.B.A. from the Wharton Business School, University of Pennsylvania. He is an active member of the Los Angeles Society of Financial Analysts. In addition, he is a CFA Charterholder and is a member of the CFA Institute.

Steven R. Crain, CFA, is a Vice President and Portfolio Manager with MTBIA. Mr. Crain has over 13 years of investment experience and joined MTBIA as an equity analyst in August 1997. From December 2004 to April 2007, Mr. Crain served as the Assistant Portfolio Manager for the MTB Small Cap Growth Fund. In addition to his portfolio management responsibilities, Mr. Crain also serves as a Senior Equity Research Analyst, where he focuses mainly on the Healthcare Services, Medical Devices, Healthcare IT and Life Science Tools industries. Mr. Crain earned his B.S. in Finance and M.B.A. from Canisius College and his M.S. in Finance from the University of Rochester Simon School of Business. He is a CFA Charterholder.

Gregory M. DePrince, CFA, is a Co-Founder and Partner of DePrince, Race & Zollo, Inc. (DRZ). He is responsible for the value income investment process, which is the cornerstone of the firm. Mr. DePrince oversees the portfolio management, research and trading functions as they relate to the firm’s large-cap value discipline. Prior to forming DRZ, in 1995 Mr. DePrince was a Director and Partner at SunBank Capital Management. Prior to that, he was Director of special equity investments at ASB Capital Management in Washington, D.C., where he was Portfolio Manager for the equity income fund and special equity fund. Mr. DePrince is a CFA Charterholder and received his Bachelor of Fine Arts from Wittenberg University and Masters of Business Administration from George Washington University.

Trevor Graham, CFA, joined HGI in 2004 and serves as Vice President, Research. Prior to joining HGI, Mr. Graham maintained several different positions, including portfolio management and fundamental analyst for Phillips, Hager and North Investment Management Ltd., where he was employed from 1996 to 2004. He is a CFA Charterholder.

Nathan Griffiths, CFA, is responsible for International Equity focused on EAFE markets at Barings and a Member of the Global Equity SIT EAFE Equity Investment Manager. Previously he was a member of the European Equity team, where he managed the Institutional Funds and had a number of research responsibilities, including the Energy, Utilities, Insurance and Materials sectors. Mr. Griffiths joined Baring Asset Management in 2007. Previously, he was an analyst on the Global Arbitrage and Trading desk at Royal Bank of Canada and Global Sector Analysts at Merrill Lynch Investment Managers. Mr. Griffiths has an MA in Philosophy, Politics and Economics from Oxford University and was awarded the CFA designation in 2002.

James M. Hannan is responsible for several separately managed institutional portfolios in addition to his portfolio management duties. Mr. Hannan has been Vice President and a Portfolio Manager of MTBIA since 1996 and an Administrative Vice President, which he joined as a Vice President of M&T Bank since April 1, 2003. He was a Portfolio Manager of AllFirst Bank from 1987 until its acquisition by M&T Bank in April 2003. He has more than 21 years of experience in the investment industry. Mr. Hannan earned his B.S. from the University of Maryland and his M.B.A. from George Washington University.

Kevin A. Hunter, Senior Vice President and Portfolio Manager of NWQ, co-manages the Portfolio with Mr. Bosse. Prior to joining NWQ in 2004, Mr. Hunter spent 20 years with Trust Company of the West (TCW) where he was a Managing Director and co-managed their convertible securities group. In addition, early in his career, Mr. Hunter was an Equity Research Analyst covering the healthcare and consumer staples industries at TCW.

Mr. Hunter graduated magna cum laude from the University of California in Santa Barbara with a B.A. in Economics, and received his M.B.A. from the University of California in Los Angeles.

98	August 31, 2009 / PROSPECTUS

PORTFOLIO MANAGERS

Josef Lakonishok has served as Chief Executive Officer, Partner and Portfolio Manager for LSV since its founding in 1994. He has more than 28 years of investment research experience. In addition to his duties at LSV, Mr. Lakonishok serves as the William G. Karnes Professor of Finance at the University of Illinois at Urbana-Champaign.

Barry A. Lockhart, CFA, joined HGI in 1999 and serves as Senior Vice President. Prior to joining HGI he was a portfolio manager of foreign equity securities for Indago Capital Management. Prior to 1997, Mr. Lockhart was a senior investment analyst for Canada Life Investment Management with responsibilities in the U.S., Far East, European and Latin American equity markets. He began his career in the investment industry in 1989. Mr. Lockhart is a CFA Charterholder.

Jill S. Lynch. Ms. Lynch is a partner of DRZ and is a co-Portfolio Manager for the firm’s large-cap value discipline. Prior to joining DRZ in 1995, she was employed at SunBank Capital Management as a research analyst in the value area. Ms. Lynch received her Bachelor of Science in Finance from the University of Central Florida and a Masters of Business Administration from Rollins College in Winter Park, Florida.

Puneet Mansharamani, CFA, joined LSV in 2000 and is a Partner and Portfolio Manager. He previously served as a Quantitative Analyst for LSV. Prior to joining LSV, Mr. Mansharamani was an Analyst at Institutional Trust National City Corporation. He has more than 9 years of investment experience. Mr. Mansharamani is a CFA Charterholder and earned a B.S. in Engineering from Delhi University, Delhi College of Engineering in 1997 and an M.S. in Engineering at Case Western Reserve University, Case School of Engineering in 2001.

Susan L. Schnaars, CFA, CPA, is responsible for managing several large institutional accounts, in addition to her portfolio management duties. She has been a Vice President and Portfolio Manager of MTBIA since 1996 and a Vice President of M&T Bank since April 1, 2003. She was a Portfolio Manager of AllFirst Bank from 1992 until its acquisition by M&T Bank in April 2003. Ms. Schnaars is a CFA Charterholder and a Certified Public Accountant, and has more than 20 years of experience in the investment industry. She earned her B.S. and M.S. from Drexel University.

Mark Schultz, CFA, has been a Senior Portfolio Manager of MTBIA since April 2007, a Vice President and Portfolio Manager of MTBIA since April 2003 and an Administrative Vice President, which he joined as a Vice President of M&T Bank since July 2001. In addition to his portfolio management duties, as an analyst, Mr. Schultz focuses on commercial services and supply companies. Prior to joining M&T Bank, Mr. Schultz worked as a portfolio manager with Caldwell Securities Ltd. in Toronto, Canada from June 1996 to September 1999, and was engaged in the process of becoming a permanent U.S. resident from September 1999 through July 2001. He began his career with Royal Bank of

Canada in country risk analysis and multinational corporate banking. Mr. Schultz is a CFA charterholder and received his doctorate in politics from the University of Oxford.

Wilmer C. Stith III, CFA, has been a Vice President and Portfolio Manager of MTBIA since 1996. In addition to his portfolio management duties, he manages fixed income, separate accounts and is responsible for analyzing and trading various fixed income securities. Mr. Stith has more than 17 years of experience in the investment industry. He is a CFA Charterholder. Mr. Stith earned his B.A. from Kenyon College and his M.B.A. from Loyola College in Maryland.

Patrick Tan, Research Analyst, joined HGI in 1999. Prior to joining HGI, Mr. Tan was an Analyst at Indago Capital Management in Toronto, an affiliate of Canada Life from July 1997 to March 1999. He received a B.A. from the University of Toronto and has more than six years of investment-related experience.

James Thorne, Ph.D., has been a Senior Portfolio Manager of MTBIA since April 2007 and a Vice President and Portfolio Manager of MTBIA since April 2003, concentrating on equity selections as well as economic forecasting in addition to his portfolio management duties. Mr. Thorne has also been an Administrative Vice President, which he joined as a Vice President of M&T Bank since February 2001. From February 1994 through December 2000, he was Portfolio Manager at Caldwell Securities Investment Management. Prior to 1994 Mr. Thorne was a professor at the Schulich School of Business and at Bishop’s University. Mr. Thorne received his Ph.D. in Economics, in the fields of Finance and Industrial Organization from York University in June 1993.

Thomas R. H. Tibbles, CFA, joined HGI in 1999 and serves as Managing Director of Canada. Prior to joining HGI he was Head of the Global Equity Team at Indago Capital Management in Toronto, an affiliate of Canada Life. From 1993 to joining Indago in 1996, he served as Vice President, International Equities for Sun Life Investment Management, managing a portfolio of non-North America equity securities for pension and mutual fund clients. Mr. Tibbles began his career in the investment industry in 1986. Mr. Tibbles is a CFA Charterholder.

Mark Tompkins, CFA, has been a Vice President and a Portfolio Manager for MTBIA since April 2003. He is responsible for managing fixed income portfolios. He has also been an Assistant Vice President of M&T Bank since August 1998. Prior to joining M&T Bank in August 1998, Mr. Tompkins spent over 5 years as a Portfolio Manager with Karpus Investment Management in Rochester, New York. At Karpus, he was responsible for managing fixed income investments for various portfolios including corporations and high net worth individuals. Mr. Tompkins holds a B.S. in Mechanical Engineering from Oakland University and a M.B.A. in Finance and Accounting from Syracuse University. He is a CFA Charterholder.

Robert J. Truesdell has been a Vice President and Portfolio Manager of MTBIA since 2003, and is a Group Vice President of M&T Bank, which he joined as Vice President and

PROSPECTUS / August 31, 2009	99

FINANCIAL HIGHLIGHTS

Fixed Income Manager in 1988. He has supervised the management of U.S. Government Bond Fund since its inception. Mr. Truesdell oversees the MTB Money Market Funds. He holds an M.B.A. in Accounting from the State University of New York at Buffalo.

Menno Vermeulen, CFA has served as a Portfolio Manager and Senior Quantitative analyst of LSV since 1995 and a Partner since 1998. He has more than 16 years of investment and research experience. Prior to joining LSV, Mr. Vermeulen served as a portfolio manager for ABP Investments. He is a CFA Charterholder.

Bradley A. Williams is a Portfolio Manager and Senior Equity Research Analyst with MTBIA. He covers Computer Hardware, Storage and Peripherals, Semi-Conductors and Semi-Conductor Equipment. Mr. Williams joined MTBIA in October 2005 with 17 years experience in investment analysis. Prior to joining MTBIA, Mr. Williams managed ASB Capital Management’s active equity Core and Relative Value investment portfolios from 2003 to 2005. He also held analyst and portfolio management positions with a private investment fund from 2000 through 2002. Mr. Williams holds a B.B.A. from the University of Wisconsin.

The Funds’ SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts, and ownership of securities in the Funds.

Financial Highlights

The following financial highlights are intended to help you understand the financial performance of each MTB Group of Fund’s Corporate Shares (formerly Institutional Shares), Institutional I Shares, Institutional II Shares and Class S Shares for the past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of all dividends and capital gains.

The information for the MTB Group of Funds has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the Funds’ audited financial statements, is included in the April 30, 2009 Annual Report of the Trust, which is available upon request.

100	August 31, 2009 / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

U.S. TREASURY MONEY MARKET FUND

CLASS S SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net Investment Income	0.004	0.031	0.041	0.028	0.010
Less Distribution from Net Investment Income	(0.004)	(0.031)	(0.041)	(0.028)	(0.010)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(a)	0.43%	3.14%	4.18%	2.88%	0.95%
Net Assets, End of Period (000’s omitted)	$10,271	$21,153	$27,794	$28,842	$19,603
Ratios to Average Net Assets
Gross Expense	0.99%	1.01%	1.03%	1.02%	1.13%
Net Expenses(b)	0.74%	0.99%	0.96%	0.81%	0.76%
Net Investment Income	0.45%	3.27%	4.10%	2.79%	0.98%

INSTITUTIONAL I SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net Investment Income	0.007	0.036	0.046	0.032	0.012
Less Distribution from Net Investment Income	(0.007)	(0.036)	(0.046)	(0.032)	(0.012)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(a)	0.68%	3.66%	4.66%	3.22%	1.23%
Net Assets, End of Period (000’s omitted)	$394,550	$565,532	$336,470	$337,038	$294,260
Ratios to Average Net Assets
Gross Expense	0.74%	0.75%	0.77%	0.78%	0.88%
Net Expenses(b)	0.46%	0.49%	0.49%	0.49%	0.49%
Net Investment Income	0.64%	3.64%	4.57%	3.20%	1.24%

INSTITUTIONAL II SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net Investment Income	0.006	0.035	0.044	0.031	0.012
Less Distribution from Net Investment Income	(0.006)	(0.035)	(0.044)	(0.031)	(0.012)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(a)	0.58%	3.51%	4.51%	3.10%	1.16%
Net Assets, End of Period (000’s omitted)	$752,284	$447,430	$382,644	$396,703	$383,305
Ratios to Average Net Assets
Gross Expense	0.74%	0.75%	0.77%	0.79%	0.88%
Net Expenses(b)	0.54%	0.64%	0.63%	0.60%	0.56%
Net Investment Income	0.39%	3.22%	4.40%	3.05%	1.13%

(a)	Based on net asset value, which does not reflect the sales charge or redemption fee or CDSC, if applicable. Total returns for periods of less than one year are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of its fees.

(Financial Highlights continued next page)

PROSPECTUS / August 31, 2009	101

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

U.S. GOVERNMENT MONEY MARKET FUND

INSTITUTIONAL I SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net Investment Income	0.013	0.041	0.047	0.034	0.014
Less Distribution from Net Investment Income	(0.013)	(0.041)	(0.047)	(0.034)	(0.014)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(a)	1.34%	4.20%	4.83%	3.45%	1.45%
Net Assets, End of Period (000’s omitted)	$1,394,758	$2,196,947	$1,420,028	$1,281,353	$1,210,017
Ratios to Average Net Assets
Gross Expense	0.73%	0.73%	0.76%	0.76%	0.86%
Net Expenses(b)	0.48%	0.45%	0.45%	0.43%	0.43%
Net Investment Income	1.38%	3.97%	4.74%	3.41%	1.45%

INSTITUTIONAL II SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net Investment Income	0.012	0.040	0.046	0.033	0.014
Less Distribution from Net Investment Income	(0.012)	(0.040)	(0.046)	(0.033)	(0.014)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(a)	1.23%	4.09%	4.74%	3.38%	1.38%
Net Assets, End of Period (000’s omitted)	$1,642,160	$1,417,435	$1,075,679	$849,308	$786,260
Ratios to Average Net Assets
Gross Expense	0.73%	0.73%	0.76%	0.76%	0.85%
Net Expenses(b)	0.58%	0.55%	0.54%	0.50%	0.49%
Net Investment Income	1.17%	3.88%	4.63%	3.36%	1.31%

(a)	Based on net asset value, which does not reflect the sales charge or redemption fee or CDSC, if applicable. Total returns for periods of less than one year are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of its fees.

(Financial Highlights continued next page)

102	August 31, 2009 / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

TAX-FREE MONEY MARKET FUND

INSTITUTIONAL I SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (Loss) From Operations:
Net Investment Income	0.014	0.028	0.031	0.023	0.011
Net realized and unrealized gain (loss)	—	0.001	—	—	—

Total Income (Loss) From Operations	0.014	0.029	0.031	0.023	0.011

Less Distributions From:
Net Investment Income	(0.014)	(0.029)	(0.031)	(0.023)	(0.011)
Net Realized gains	—	—	—	—	—

Total Distributions	(0.014)	(0.029)	(0.031)	(0.023)	(0.011)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(a)	1.40%	2.88%	3.19%	2.36%	1.14%
Net Assets, End of Period (000’s omitted)	$180,584	$70,133	$41,617	$54,359	$62,563
Ratios to Average Net Assets
Gross Expense	0.78%	0.90%	0.84%	0.84%	0.94%
Net Expenses(b)	0.42%	0.39%	0.41%	0.39%	0.39%
Net Investment Income	1.14%	2.75%	3.13%	2.32%	1.13%

INSTITUTIONAL II SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (Loss) From Operations:
Net Investment Income	0.012	0.026	0.030	0.022	0.011
Net realized and unrealized gain (loss)	—	0.001	—	—	—

Total Income (Loss) From Operations	0.012	0.027	0.030	0.022	0.011

Less Distributions From:
Net Investment Income	(0.012)	(0.027)	(0.030)	(0.022)	(0.011)
Net Realized gains	—	—	—	—	—

Total Distributions	(0.012)	(0.027)	(0.030)	(0.022)	(0.011)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(a)	1.25%	2.74%	3.04%	2.25%	1.07%
Net Assets, End of Period (000’s omitted)	$49,143	$39,081	$29,292	$37,806	$41,640
Ratios to Average Net Assets
Gross Expense	0.78%	0.82%	0.84%	0.84%	0.94%
Net Expenses(b)	0.56%	0.54%	0.55%	0.50%	0.46%
Net Investment Income	1.21%	2.64%	2.98%	2.23%	1.05%

(a)	Based on net asset value, which does not reflect the sales charge or redemption fee or CDSC, if applicable. Total returns for periods of less than one year are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of its fees.

(Financial Highlights continued next page)

PROSPECTUS / August 31, 2009	103

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MONEY MARKET FUND

CLASS S SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (Loss) From Operations:
Net Investment Income	0.009	0.038	0.043	0.030	0.010
Net realized and unrealized gain (loss)	—	—	—	—	0.000 (c)

Total Income (Loss) From Operations	0.009	0.038	0.043	0.030	0.010

Less Distributions From:
Net Investment Income	(0.009)	(0.038)	(0.043)	(0.030)	(0.010)
Net Realized gains	—	—	—	—	—

Total Distributions	(0.009)	(0.038)	(0.043)	(0.030)	(0.010)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(a)	0.92%	3.88%	4.40%	3.01%	0.97%
Net Assets, End of Period (000’s omitted)	$30,423	$62,025	$61,091	$45,691	$47,094
Ratios to Average Net Assets
Gross Expense	1.00%	1.00%	1.03%	1.04%	1.14%
Net Expenses(b)	0.88%	0.92%	0.93%	0.91%	0.92%
Net Investment Income	1.07%	3.75%	4.33%	2.97%	0.96%

INSTITUTIONAL I SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (Loss) From Operations:
Net Investment Income	0.013	0.043	0.048	0.035	0.015
Net realized and unrealized gain (loss)	—	—	—	—	0.000 (c)

Total Income (Loss) From Operations	0.013	0.043	0.048	0.035	0.015

Less Distributions From:
Net Investment Income	(0.013)	(0.043)	(0.048)	(0.035)	(0.015)
Net Realized gains	—	—	—	—	—

Total Distributions	(0.013)	(0.043)	(0.048)	(0.035)	(0.015)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(a)	1.35%	4.40%	4.92%	3.52%	1.48%
Net Assets, End of Period (000’s omitted)	$812,096	$790,578	$502,907	$508,399	$563,829
Ratios to Average Net Assets
Gross Expense	0.76%	0.74%	0.78%	0.79%	0.88%
Net Expenses(b)	0.45%	0.42%	0.43%	0.41%	0.41%
Net Investment Income	1.31%	4.09%	4.82%	3.46%	1.48%

INSTITUTIONAL II SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (Loss) From Operations:
Net Investment Income	0.012	0.042	0.047	0.034	0.014
Net realized and unrealized gain (loss)	—	—	—	—	0.000 (c)

Total Income (Loss) From Operations	0.012	0.042	0.047	0.034	0.014

Less Distributions From:
Net Investment Income	(0.012)	(0.042)	(0.047)	(0.034)	(0.014)
Net Realized gains	—	—	—	—	—

Total Distributions	(0.012)	(0.042)	(0.047)	(0.034)	(0.014)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(a)	1.25%	4.29%	4.82%	3.43%	1.41%
Net Assets, End of Period (000’s omitted)	$447,219	$1,104,416	$555,422	$550,498	$326,475
Ratios to Average Net Assets
Gross Expense	0.74%	0.74%	0.78%	0.79%	0.88%
Net Expenses(b)	0.53%	0.52%	0.53%	0.50%	0.48%
Net Investment Income	1.55%	3.93%	4.73%	3.48%	1.41%

(a)	Based on net asset value, which does not reflect the sales charge or redemption fee or CDSC, if applicable. Total returns for periods of less than one year are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of its fees.
(c)	Represents less than $0.001.

(Financial Highlights continued next page)

104	August 31, 2009 / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

PRIME MONEY MARKET FUND

CORPORATE SHARES(c)	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (Loss) From Operations:
Net Investment Income	0.013	0.043	0.048	0.034	0.015
Net realized and unrealized gain (loss)	—	—	—	—	(0.000	)(d)

Total Income (Loss) From Operations	0.013	0.043	0.048	0.034	0.015

Less Distributions From:
Net Investment Income	(0.013)	(0.043)	(0.048)	(0.034)	(0.015)
Net Realized gains	—	—	—	—	—

Total Distributions	(0.013)	(0.043)	(0.048)	(0.034)	(0.015)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(a)	1.35%	4.44%	4.94%	3.49%	1.48%
Net Assets, End of Period (000’s omitted)	$564,534	$454,775	$349,459	$313,897	$308,968
Ratios to Average Net Assets
Gross Expense	1.01%	0.97%	1.03%	1.03%	1.14%
Net Expenses(b)	0.39%	0.37%	0.40%	0.43%	0.42%
Net Investment Income	1.27%	4.19%	4.83%	3.44%	1.48%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or CDSC, if applicable. Total returns for periods of less than one year are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of its fees.
(c)	Formerly Institutional Shares.
(d)	Represents less than $0.001.

NEW YORK TAX-FREE MONEY MARKET FUND

INSTITUTIONAL I SHARES	2009		2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (Loss) From Operations:
Net Investment Income	0.013		0.025	0.030	0.022	0.009
Net realized and unrealized gain (loss)	—		0.002	—	—	0.000 (c)

Total Income (Loss) From Operations	0.013		0.027	0.030	0.022	0.009

Less Distributions From:
Net Investment Income	(0.013)		(0.027)	(0.030)	(0.022)	(0.009)
Net Realized gains	(0.000	)(c)	0.000 (c)	—	—	0.000 (c)

Total Distributions	(0.013)		(0.027)	(0.030)	(0.022)	(0.009)

Net Asset Value, End of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(a)	1.30%		2.72%	3.08%	2.24%	0.92%
Net Assets, End of Period (000’s omitted)	$113,393		$49,637	$30,767	$27,958	$27,306
Ratios to Average Net Assets
Gross Expense	0.79%		0.80%	0.85%	0.85%	0.93%
Net Expenses(b)	0.50%		0.49%	0.50%	0.52%	0.62%
Net Investment Income	1.24%		2.52%	3.02%	2.22%	0.89%

(a)	Based on net asset value, which does not reflect the sales charge or redemption fee or CDSC, if applicable. Total returns for periods of less than one year are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of its fees.
(c)	Represents less than $0.001.

(Financial Highlights continued next page)

PROSPECTUS / August 31, 2009	105

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

PENNSYLVANIA TAX-FREE MONEY MARKET FUND

INSTITUTIONAL I SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (Loss) From Operations:
Net Investment Income	0.011	0.027	0.030	0.022	0.010
Net realized and unrealized gain (loss)	—	—	—	—	—

Total Income (Loss) From Operations	0.011	0.027	0.030	0.022	0.010

Less Distributions From:
Net Investment Income	(0.011)	(0.027)	(0.030)	(0.022)	(0.010)
Net Realized gains	—	—	—	—	—

Total Distributions	(0.011)	(0.027)	(0.030)	(0.022)	(0.010)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(a)	1.16%	2.71%	3.03%	2.20%	0.96%
Net Assets, End of Period (000’s omitted)	$48,766	$59,232	$15,343	$29,677	$20,758
Ratios to Average Net Assets
Gross Expense	0.88%	1.04%	1.16%	1.18%	1.47%
Net Expenses(b)	0.57%	0.55%	0.57%	0.58%	0.59%
Net Investment Income	1.09%	2.46%	2.96%	2.22%	0.95%

INSTITUTIONAL II SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income (Loss) From Operations:
Net Investment Income	0.011	0.026	0.029	0.021	0.010
Net realized and unrealized gain (loss)	—	—	—	—	—

Total Income (Loss) From Operations	0.011	0.026	0.029	0.021	0.010

Less Distributions From:
Net Investment Income	(0.011)	(0.026)	(0.029)	(0.021)	(0.010)
Net Realized gains	—	—	—	—	—

Total Distributions	(0.011)	(0.026)	(0.029)	(0.021)	(0.010)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(a)	1.06%	2.61%	2.97%	2.17%	0.96%
Net Assets, End of Period (000’s omitted)	$4,146	$3,685	$931	$1,020	$1,894
Ratios to Average Net Assets
Gross Expense	0.89%	1.03%	1.15%	1.15%	1.47%
Net Expenses(b)	0.67%	0.65%	0.65%	0.58%	0.59%
Net Investment Income	0.97%	2.38%	2.90%	2.12%	1.02%

(a)	Based on net asset value, which does not reflect the sales charge or redemption fee or CDSC, if applicable. Total returns for periods of less than one year are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of its fees.

(Financial Highlights continued next page)

106	August 31, 2009 / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

SHORT DURATION GOVERNMENT BOND FUND

INSTITUTIONAL I SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.78	$ 9.61	$ 9.48	$ 9.60	$ 9.67
Income (Loss) From Operations:
Net Investment Income	0.35 (c)	0.38 (c)	0.37	0.30	0.23
Net realized and unrealized gain (loss)	0.13	0.17	0.13	(0.12)	(0.07)

Total Income (Loss) From Operations	0.48	0.55	0.50	0.18	0.16

Less Distributions From:
Net Investment Income	(0.34)	(0.38)	(0.37)	(0.30)	(0.23)
Net Realized gains	—	—	—	—	—

Total Distributions	(0.34)	(0.38)	(0.37)	(0.30)	(0.23)

Net Asset Value, End of Period	$ 9.92	$ 9.78	$ 9.61	$ 9.48	$ 9.60

Total Return(a)	4.96%	5.81%	5.40%	1.88%	1.68%
Net Assets, End of Period (000’s omitted)	$69,442	$164,547	$185,478	$190,155	$191,002
Ratios to Average Net Assets
Gross Expense	0.99%	1.01%	1.02%	1.03%	1.03%
Net Expenses(b)	0.65%	0.66%	0.67%	0.67%	0.68%
Net Investment Income	3.45%	3.91%	3.92%	3.12%	2.39%
Portfolio Turnover Rate	84%	67%	97%	71%	83%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or CDSC, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Per share numbers have been calculated using the average Shares method.

SHORT-TERM CORPORATE BOND FUND

INSTITUTIONAL I SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.88	$ 9.83	$ 9.72	$ 9.80	$ 9.87
Income (Loss) From Operations:
Net Investment Income	0.33 (c)	0.41 (c)	0.38	0.30	0.24
Net realized and unrealized gain (loss)	0.02	0.05	0.11	(0.08)	(0.07)

Total Income (Loss) From Operations	0.35	0.46	0.49	0.22	0.17

Less Distributions From:
Net Investment Income	(0.34)	(0.41)	(0.38)	(0.30)	(0.24)
Net Realized gains	—	—	—	—	—

Total Distributions	(0.34)	(0.41)	(0.38)	(0.30)	(0.24)

Net Asset Value, End of Period	$ 9.89	$ 9.88	$ 9.83	$ 9.72	$ 9.80

Total Return(a)	3.64%	4.74%	5.18%	2.29%	1.70%
Net Assets, End of Period (000’s omitted)	$61,655	$54,417	$58,771	$67,521	$76,078
Ratios to Average Net Assets
Gross Expense	1.23%	1.24%	1.24%	1.23%	1.21%
Net Expenses(b)	0.73%	0.74%	0.75%	0.75%	0.78%
Net Investment Income	3.42%	4.17%	3.93%	3.08%	2.40%
Portfolio Turnover Rate	94%	80%	64%	83%	97%

(a)	Based on net asset value, which does not reflect the sales charge or redemption fee or CDSC, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of its fees.
(c)	Per share numbers have been calculated using the average shares method.

(Financial Highlights continued next page)

PROSPECTUS / August 31, 2009	107

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

U.S. GOVERNMENT BOND FUND

INSTITUTIONAL I SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.49	$ 9.28	$ 9.10	$ 9.46	$ 9.51
Income (Loss) From Operations:
Net Investment Income	0.39 (c)	0.41 (c)	0.40	0.39	0.38	(c)
Net realized and unrealized gain (loss)	—	0.20	0.18	(0.36)	(0.00	)(d)

Total Income (Loss) From Operations	0.39	0.61	0.58	0.03	0.38

Less Distributions From:
Net Investment Income	(0.39)	(0.40)	(0.40)	(0.39)	(0.43)
Net Realized gains	—	—	—	—	—

Total Distributions	(0.39)	(0.40)	(0.40)	(0.39)	(0.43)

Net Asset Value, End of Period	$ 9.49	$ 9.49	$ 9.28	$ 9.10	$ 9.46

Total Return(a)	4.18%	6.74%	6.49%	0.26%	4.03%
Net Assets, End of Period (000’s omitted)	$73,301	$85,617	$119,940	$121,943	$129,035
Ratios to Average Net Assets
Gross Expense	1.15%	1.14%	1.11%	1.14%	1.17%
Net Expenses(b)	0.82%	0.83%	0.84%	0.84%	0.85%
Net Investment Income	4.05%	4.34%	4.32%	3.97%	4.05%
Portfolio Turnover Rate(e)	35%	52%	71%	95%	106%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or CDSC, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of its fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	Represents less than $0.01.
(e)	This calculation excludes purchases and sales from dollar roll transactions.

NEW YORK MUNICIPAL BOND FUND

INSTITUTIONAL I SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.25	$10.51	$10.38	$10.62	$10.46
Income (Loss) From Operations:
Net Investment Income	0.41 (c)	0.40 (c)	0.41	0.41	0.40
Net realized and unrealized gain (loss)	(0.36)	(0.27)	0.13	(0.23)	0.19

Total Income (Loss) From Operations	0.05	0.13	0.54	0.18	0.59

Less Distributions From:
Net Investment Income	(0.41)	(0.39)	(0.41)	(0.41)	(0.40)
Net Realized gains	—	—	—	(0.01)	(0.03)

Total Distributions	(0.41)	(0.39)	(0.41)	(0.42)	(0.43)

Net Asset Value, End of Period	$ 9.89	$10.25	$10.51	$10.38	$10.62

Total Return(a)	0.54%	1.31%	5.26%	1.69%	5.77%
Net Assets, End of Period (000’s omitted)	$57,173	$42,737	$44,224	$38,135	$26,921
Ratios to Average Net Assets
Gross Expense	1.15%	1.16%	1.20%	1.22%	1.24%
Net Expenses(b)	0.65%	0.66%	0.67%	0.67%	0.69%
Net Investment Income	4.11%	3.83%	3.89%	3.92%	3.81%
Portfolio Turnover Rate	102%	119%	37%	56%	41%

(a)	Based on net asset value, which does not reflect the sales charge or redemption fee or CDSC, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of its fees.
(c)	Per share numbers have been calculated using the average shares method.

(Financial Highlights continued next page)

108	August 31, 2009 / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

PENNSYLVANIA MUNICIPAL BOND FUND

INSTITUTIONAL I SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$10.02	$10.09	$10.01	$10.27	$10.20
Income (Loss) From Operations:
Net Investment Income	0.38 (c)	0.37 (c)	0.37	0.38	0.37
Net realized and unrealized gain (loss)	(0.14)	(0.08)	0.08	(0.26)	0.07

Total Income (Loss) From Operations	0.24	0.29	0.45	0.12	0.44

Less Distributions From:
Net Investment Income	(0.38)	(0.36)	(0.37)	(0.38)	(0.37)
Net Realized gains	(0.01)	—	—	—	—

Total Distributions	(0.39)	(0.36)	(0.37)	(0.38)	(0.37)

Net Asset Value, End of Period	$ 9.87	$10.02	$10.09	$10.01	$10.27

Total Return(a)	2.49%	2.97%	4.56%	1.13%	4.37%
Net Assets, End of Period (000’s omitted)	$106,029	$117,723	$133,668	$136,387	$160,966
Ratios to Average Net Assets
Gross Expense	1.12%	1.13%	1.15%	1.14%	1.11%
Net Expenses(b)	0.85%	0.85%	0.85%	0.89%	1.00%
Net Investment Income	3.87%	3.64%	3.70%	3.68%	3.60%
Portfolio Turnover Rate	21%	14%	26%	12%	27%

MARYLAND MUNICIPAL BOND FUND

INSTITUTIONAL SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.83	$10.11	$10.06	$10.33	$10.22
Income (Loss) From Operations:
Net Investment Income	0.41 (c)	0.40 (c)	0.40	0.41 (c)	0.42
Net realized and unrealized gain (loss)	(0.30)	(0.26)	0.08	(0.24)	0.15

Total Income (Loss) From Operations	0.11	0.14	0.48	0.17	0.57

Less Distributions From:
Net Investment Income	(0.41)	(0.40)	(0.40)	(0.41)	(0.42)
Net Realized gains	(0.02)	(0.02)	(0.03)	(0.03)	(0.04)

Total Distributions	(0.43)	(0.42)	(0.43)	(0.44)	(0.46)

Net Asset Value, End of Period	$ 9.51	$ 9.83	$10.11	$10.06	$10.33

Total Return(a)	1.20%	1.40%	4.84%	1.63%	5.62%
Net Assets, End of Period (000’s omitted)	$79,494	$86,933	$98,014	$95,924	$99,134
Ratios to Average Net Assets
Gross Expense	1.13%	1.14%	1.14%	1.17%	1.18%
Net Expenses(b)	0.70%	0.72%	0.72%	0.72%	0.73%
Net Investment Income	4.30%	4.05%	4.00%	4.01%	4.03%
Portfolio Turnover Rate	6%	3%	16%	12%	13%

(a)	Based on net asset value, which does not reflect the sales charge or redemption fee or CDSC, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of its fees.
(c)	Per share numbers have been calculated using the average shares method.

(Financial Highlights continued next page)

PROSPECTUS / August 31, 2009	109

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

INTERMEDIATE-TERM BOND FUND

INSTITUTIONAL I SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.97	$ 9.81	$ 9.64	$ 9.99	$10.07
Income (Loss) From Operations:
Net Investment Income(c)	0.43	0.42	0.44	0.38	0.38
Net realized and unrealized gain (loss)	(0.01)	0.16	0.17	(0.33)	—

Total Income (Loss) From Operations	0.42	0.58	0.61	0.05	0.38

Less Distributions From:
Net Investment Income	(0.43)	(0.42)	(0.44)	(0.40)	(0.46)
Net Realized gains	—	—	—	—	—

Total Distributions	(0.43)	(0.42)	(0.44)	(0.40)	(0.46)

Net Asset Value, End of Period	$ 9.96	$ 9.97	$ 9.81	$ 9.64	$ 9.99

Total Return(a)	4.35%	6.01%	6.42%	0.47%	3.85%
Net Assets, End of Period (000’s omitted)	$126,742	$178,343	$195,560	$216,402	$245,706
Ratios to Average Net Assets
Gross Expense	1.09%	1.11%	1.11%	1.11%	1.11%
Net Expenses(b)	0.63%	0.70%	0.73%	0.73%	0.74%
Net Investment Income	4.31%	4.27%	4.44%	3.88%	3.77%
Portfolio Turnover Rate	191%	279%	189%	189%	197%

(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or CDSC, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager voluntarily waived a portion of its fees.
(c)	Per share numbers have been calculated using the average Shares method

INCOME FUND

INSTITUTIONAL I SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 9.63	$ 9.71	$ 9.53	$ 9.95	$10.00
Income (Loss) From Operations:
Net Investment Income	0.43 (c)	0.48 (c)	0.46	0.42	0.40 (c)
Net realized and unrealized gain (loss)	(0.50)	(0.10)	0.19	(0.40)	0.04

Total Income (Loss) From Operations	(0.07)	0.38	0.65	0.02	0.44

Less Distributions From:
Net Investment Income	(0.46)	(0.46)	(0.46)	(0.41)	(0.40)
Net Realized gains	—	—	(0.01)	(0.03)	(0.09)

Total Distributions	(0.46)	(0.46)	(0.47)	(0.44)	(0.49)

Net Asset Value, End of Period	$ 9.10	$ 9.63	$ 9.71	$ 9.53	$ 9.95

Total Return(a)	(0.71)%	4.03%	7.03%	0.16%	4.55%
Net Assets, End of Period (000’s omitted)	$159,120	$91,416	$115,486	$133,002	$131,542
Ratios to Average Net Assets
Gross Expense	1.06%	1.04%	1.06%	1.04%	1.05%
Net Expenses(b)	0.64%	0.73%	0.79%	0.81%	0.82%
Net Investment Income	4.83%	4.80%	4.81%	4.01%	3.95%
Portfolio Turnover Rate	93%	152%	79%	96%	86%

(a)	Based on net asset value, which does not reflect the sales charge or redemption fee or CDSC, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of its fees.
(c)	Per share numbers have been calculated using the average shares method.

(Financial Highlights continued next page)

110	August 31, 2009 / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

BALANCED FUND

INSTITUTIONAL I SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$14.47	$15.15	$13.79	$12.96	$13.08
Income (Loss) From Operations:
Net Investment Income	0.40 (c)	0.40 (c)	0.29	0.30	0.23
Net realized and unrealized gain (loss)	(3.27)	(0.67)	1.38	0.78	(0.13)

Total Income (Loss) From Operations	(2.87)	(0.27)	1.67	1.08	0.10

Less Distributions From:
Net Investment Income	(0.42)	(0.41)	(0.31)	(0.25)	(0.22)
Net Realized gains	—	—	—	—	—

Total Distributions	(0.42)	(0.41)	(0.31)	(0.25)	(0.22)

Net Asset Value, End of Period	$11.18	$14.47	$15.15	$13.79	$12.96

Total Return(a)	(20.01)%	(1.85)%	12.32%	8.35%	0.73%
Net Assets, End of Period (000’s omitted)	$1,815	$2,658	$5,226	$20,078	$84,800
Ratios to Average Net Assets
Gross Expense	2.09%	1.61%	1.37%	1.17%	1.16%
Net Expenses(b)	0.91%	0.93%	0.94%	0.89%	0.95%
Net Investment Income	3.32%	2.65%	2.10%	1.51%	1.66%
Portfolio Turnover Rate	59%	17%	157%	48%	41%

For a share outstanding throughout each year ended April 30, unless otherwise noted:

LARGE CAP VALUE FUND

INSTITUTIONAL I SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$11.34	$13.41	$12.45	$10.93	$10.37
Income (Loss) From Operations:
Net Investment Income	0.13 (c)	0.13 (c)	0.11	0.10	0.10
Net realized and unrealized gain (loss)	(4.26)	(1.34)	1.79	2.29	0.56

Total Income (Loss) From Operations	(4.13)	(1.21)	1.90	2.39	0.66

Less Distributions From:
Net Investment Income	(0.13)	(0.12)	(0.11)	(0.09)	(0.10)
Net Realized gains	(0.03)	(0.74)	(0.83)	(0.78)	—

Total Distributions	(0.16)	(0.86)	(0.94)	(0.87)	(0.10)

Net Asset Value, End of Period	$ 7.05	$11.34	$13.41	$12.45	$10.93

Total Return(a)	(36.62)%	(9.42)%	15.92%	22.54%	6.35%
Net Assets, End of Period (000’s omitted)	$117,108	$121,163	$133,496	$115,735	$75,564
Ratios to Average Net Assets
Gross Expense	1.13%	1.13%	1.14%	1.17%	1.22%
Net Expenses(b)	0.96%	0.97%	1.00%	1.03%	1.03%
Net Investment Income	1.55%	0.99%	0.88%	0.82%	0.94%
Portfolio Turnover Rate	34%	17%	18%	18%	126%

(a)	Based on net asset value, which does not reflect the sales charge or redemption fee or CDSC, if applicable. Total returns for periods of less one year, if any, are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of its fees.
(c)	Per share numbers have been calculated using the average shares method

(Financial Highlights continued next page)

PROSPECTUS / August 31, 2009	111

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

LARGE CAP GROWTH FUND

INSTITUTIONAL I SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$ 8.75	$ 9.28	$ 8.30	$ 7.47	$ 7.60
Income (Loss) From Operations:
Net Investment Income	0.02 (c)	0.01 (c)	0.03 (c)	0.01	0.02
Net realized and unrealized gain (loss)	(2.95)	(0.27)	0.97	0.83	(0.12)

Total Income (Loss) From Operations	(2.93)	(0.26)	1.00	0.84	(0.10)

Less Distributions From:
Net Investment Income	(0.02)	(0.02)	(0.02)	(0.01)	(0.03)
Net Realized gains	—	(0.25)	—	—	—
Distributions from capital	—	0.00 (d)	—	—	—

Total Distributions	(0.02)	(0.27)	(0.02)	(0.01)	(0.03)

Net Asset Value, End of Period	$ 5.80	$ 8.75	$ 9.28	$ 8.30	$ 7.47

Total Return(a)	(33.47)%	(2.97)%	12.09%	11.30%	(1.35)%
Net Assets, End of Period (000’s omitted)	$92,658	$69,988	$49,283	$47,656	$48,452
Ratios to Average Net Assets
Gross Expense	1.36%	1.38%	1.46%	1.46%	1.49%
Net Expenses(b)	1.13%	1.17%	1.15%	1.13%	1.14%
Net Investment Income	0.30%	0.16%	0.30%	0.22%	0.35%
Portfolio Turnover Rate	138%	76%	56%	64%	130%

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MULTI CAP GROWTH FUND

INSTITUTIONAL I SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$18.66	$18.76	$16.94	$14.26	$14.03
Income (Loss) From Operations:
Net Investment Income	0.10 (c)	0.04 (c)	0.03 (c)	0.02	0.05
Net realized and unrealized gain (loss)	(6.39)	(0.13)	1.79	2.70	0.18

Total Income (Loss) From Operations	(6.29)	(0.09)	1.82	2.72	0.23

Less Distributions From:
Net Investment Income	(0.04)	—	—	(0.04)	—
Net Realized gains	—	(0.01)	—	—	—

Total Distributions	(0.04)	(0.01)	—	(0.04)	—

Net Asset Value, End of Period	$12.33	$18.66	$18.76	$16.94	$14.26

Total Return(a)	(33.70)%	(0.50)%	10.74%	19.12%	1.64%
Net Assets, End of Period (000’s omitted)	$5,171	$10,164	$19,577	$32,773	$51,880
Ratios to Average Net Assets
Gross Expense	2.14%	1.64%	1.45%	1.32%	1.32%
Net Expenses(b)	1.00%	1.05%	1.04%	1.03%	1.04%
Net Investment Income	0.69%	0.19%	0.21%	0.12%	0.24%
Portfolio Turnover Rate	180%	138%	118%	124%	264%

(a)	Based on net asset value, which does not reflect the sales charge or redemption fee or CDSC, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of its fees.
(c)	Per share numbers have been calculated using the average shares method
(d)	Represents less than $0.01.

(Financial Highlights continued next page)

112	August 31, 2009 / PROSPECTUS

FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each year ended April 30, unless otherwise noted:

MID CAP GROWTH FUND

INSTITUTIONAL I SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$13.66	$15.25	$16.45	$14.17	$13.57
Income (Loss) From Operations:
Net Investment Income	0.02	(0.07)	(0.05)	(0.04)	(0.10)
Net realized and unrealized gain (loss)	(4.83)	0.75	1.01	4.16	0.93

Total Income (Loss) From Operations	(4.81)	0.68	0.96	4.12	0.83

Less Distributions From:
Net Investment Income	—	—	—	—	—
Net Realized gains	(0.31)	(2.27)	(2.16)	(1.84)	(0.23)

Total Distributions	(0.31)	(2.27)	(2.16)	(1.84)	(0.23)

Net Asset Value, End of Period	$ 8.54	$13.66	$15.25	$16.45	$14.17

Total Return(a)	(34.60)%	4.63%	6.83%	30.39%	6.02%
Net Assets, End of Period (000’s omitted)	$95,447	$68,897	$53,180	$81,759	$75,904
Ratios to Average Net Assets
Gross Expense	1.39%	1.41%	1.39%	1.36%	1.38%
Net Expenses(b)	0.94%	1.11%	1.14%	1.13%	1.13%
Net Investment Income	0.18%	(0.49)%	(0.35)%	(0.25)%	(0.70)%
Portfolio Turnover Rate	90%	58%	75%	79%	52%

For a share outstanding throughout each year ended April 30, unless otherwise noted:

SMALL CAP GROWTH FUND

INSTITUTIONAL I SHARES	2009		2008		2007		2006	2005
Net Asset Value, Beginning of Period	$15.94		$19.83		$21.44		$14.77	$17.76
Income (Loss) From Operations:
Net Investment Income	(0.05	)(c)	(0.15	)(c)	(0.11	)(c)	0.01	0.03
Net realized and unrealized gain (loss)	(5.63)		(0.67)		1.63		6.71	(1.18)

Total Income (Loss) From Operations	(5.68)		(0.82)		1.52		6.72	(1.15)

Less Distributions From:
Net Investment Income	—		—		—		—	—
Net Realized gains	—		(3.07)		(3.13)		(0.05)	(1.84)

Total Distributions	—		(3.07)		(3.13)		(0.05)	(1.84)

Net Asset Value, End of Period	$10.26		$15.94		$19.83		$21.44	$14.77

Total Return(a)	(35.63)%		(5.16)%		8.22%		45.61%	(7.56)%
Net Assets, End of Period (000’s omitted)	$93,014		$141,074		$126,882		$115,762	$77,827
Ratios to Average Net Assets
Gross Expense	1.43%		1.38%		1.38%		1.45%	1.41%
Net Expenses(b)	1.18%		1.19%		1.18%		1.17%	1.19%
Net Investment Income	(0.40)%		(0.81)%		(0.56)%		(0.46)%	(0.50)%
Portfolio Turnover Rate	865%		600%		452%		534%	443%

(a)	Based on net asset value, which does not reflect the sales charge or redemption fee or CDSC, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of its fees.
(c)	Per share numbers have been calculated using the average shares method

(Financial Highlights continued next page)

PROSPECTUS / August 31, 2009	113

FINANCIAL HIGHLIGHTS (continued)

INTERNATIONAL EQUITY FUND

INSTITUTIONAL I SHARES	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$12.09	$13.64	$12.17	$10.81	$ 9.70
Income (Loss) From Operations:
Net Investment Income	0.18	0.18 (c)	0.17 (c)	0.11 (c)	0.12 (c)
Net realized and unrealized gain (loss)	(5.62)	(0.42)	2.06	2.81	1.10

Total Income (Loss) From Operations	(5.44)	(0.24)	2.23	2.92	1.22

Less Distributions From:
Net Investment Income	(0.16)	(0.14)	(0.13)	(0.18)	(0.11)
Net Realized gains	(0.30)	(1.17)	(0.63)	(1.38)	—

Total Distributions	(0.46)	(1.31)	(0.76)	(1.56)	(0.11)

Net Asset Value, End of Period	$ 6.19	$12.09	$13.64	$12.17	$10.81

Total Return(a)	(44.84)%	(2.25)%	18.93%	29.84%	12.57%
Net Assets, End of Period (000’s omitted)	$153,106	$273,900	$244,088	$152,530	$124,915
Ratios to Average Net Assets
Gross Expense	1.46%	1.45%	1.62%	1.59%	1.66%
Net Expenses(b)	1.30%	1.31%	1.46%	1.44%	1.50%
Net Investment Income	2.27%	1.42%	1.33%	0.98%	1.11%
Portfolio Turnover Rate	105%	58%	39%	136%	59%

(a)	Based on net asset value, which does not reflect the sales charge or redemption fee or CDSC, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(b)	The investment manager and other service providers voluntarily waived or reimbursed a portion of its fees.
(c)	Per share numbers have been calculated using the average shares method

(Financial Highlights continued next page)

114	August 31, 2009 / PROSPECTUS

HOUSEHOLDING POLICY

In an effort to reduce the volume of mail you receive, only one copy of the prospectus, annual/semi-annual report, SAI and proxy statements will be sent to shareholders who are part of the same family and share the same address.

If you would like to request additional copies of the prospectus, annual/semi-annual report or SAI, or wish to opt out of household mailings, please contact Shareholder Services at 1-800-836-2211, or write to MTB Group of Funds, P.O. Box 44489, Denver, CO 80201.

PROSPECTUS / August 31, 2009	115

HOW TO OBTAIN MORE INFORMATION ABOUT MTB GROUP OF FUNDS

Investment Advisor and Co-Administrator

MTB Investment Advisors, Inc.

100 E. Pratt Street

17th Floor

Baltimore, MD 21202

www.mtbia.com

Distributor

ALPS Distributors, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

Co-Administrator, Accountant and Custodian

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

Sub-Advisors to MTB International Equity Fund

Hansberger Global Investors, Inc.

401 East Las Olas Blvd.

Suite 1700

Fort Lauderdale, FL 33301

Baring International Investment Limited

155 Bishopsgate

London

EC2M 3X4

United Kingdom

Sub-Advisor to MTB International Equity Fund

LSV Asset Management

One North Wacker Drive

Suite 4000

Chicago, IL 60606

Sub-Advisor to MTB Balanced Fund

DePrince, Race & Zollo, Inc.

250 Park Avenue South

Suite 250

Winter Park, FL 32789

Sub-Advisor to MTB Large Cap Value Fund

NWQ Investment Management Company LLC

2049 Century Park East

16th Floor

Los Angeles, CA 90067

Transfer Agent and Dividend Disbursing Agent

ALPS Fund Services, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

Independent Registered Public Accounting Firm

Ernst & Young LLP

Two Commerce Square

2001 Market Street

Philadelphia, PA 19103

SEC File No. 811-5514

(8/09)

116	August 31, 2009 / PROSPECTUS

FORM OF

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

November 9, 2005

The MTB Group of Funds, their distributor ALPS Distributors, Inc. and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure.

Information The Funds Collect:

The Funds collect nonpublic personal information about you from the following sources:

•

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.

•

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.

•	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share the nonpublic personal information about you, as described above, with financial or nonfinancial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

•

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

•

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

•

We may disclose some or all of the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the Financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security:

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third party service providers.

This page is not part of the prospectus.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

Employee Access to Information:

All of the Funds’ employees must adhere to the Funds’ policy on confidentiality. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information in order to service a customer’s account or comply with legal requirements.

Visiting The Funds’ Website:

•

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

•	Information or data entered into a website will be retained.
•

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don’t have to resubmit personal information. Cookies provide faster access into the website.

•

We may also collect non-personally identifiable Internet Protocol (IP) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail:

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as Social Security numbers, account numbers, or account balances within your e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

Surveys/Aggregate Data:

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement:

The Funds reserve the right to modify or remove parts of this privacy statement at any time. Notice will be provided to you in advance of any changes that would affect your rights under this policy statement.

This page is not part of the prospectus.

MTB GROUP OF FUNDS

100 E. PRATT STREET

17TH FLOOR

BALTIMORE, MD 21202

www.mtbia.com

MTB-PRO-003-0809

1-800-836-2211  /  mtbfunds.com

How to Obtain More Information About

MTB Group of Funds

The SAI dated August 31, 2009, is incorporated by reference into this prospectus. Additional information about the Fund’s investments is available in the SAI and in the Annual and Semi-Annual Reports to shareholders of the MTB Group of Funds as they become available. The Annual Report discusses market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year. To obtain the SAI, the Annual and Semi-Annual Reports (when available) and other information without charge, and make inquiries, call 1-800-836-2211. The SAI and shareholder reports are available on the MTB Funds website, at www.mtbfunds.com.

Automated price, yield, and performance information—24 hours a day, 7 days a week:

Call 1-800-836-2211

SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the Trust, from the SEC’s website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information call (202) 551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by (1) writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520 or (2) sending an electronic request to publicinfo@sec.gov.

To Obtain More Information:

Phone: Call 1-800-836-2211

Web: www.mtbfunds.com

We are pleased to send you this prospectus for MTB Group of Funds. The prospectus contains important information about your investments in MTB Group of Funds. Since we are required by law to send a prospectus to each person listed as a shareholder, you (or your household) may receive more than one prospectus.